UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-649

Fidelity Puritan Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2010

Item 1. Reports to Stockholders

Fidelity®

Balanced

Fund

Annual Report

August 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity Balanced Fund	8.06%	2.25%	4.65%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Balanced Fund, a class of the fund, on August 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks delivered positive returns for the year ending August 31, 2010, despite volatility and risk aversion during the second half of the period. An impressive bull run continued through 2009, but early in the new year stocks fell sharply amid concerns about the global economic recovery. After this brief dip, markets regained their upward momentum due to government stimulus, encouraging corporate earnings reports, improved credit conditions and rising consumer confidence. Positive news continued through mid-April, but heightened concern about the European debt crisis sparked an abrupt sell-off in May. Although the market's malaise continued through June, stocks saw solid gains in July, and then retreated again in August. For the full 12 months, the Dow Jones Industrial AverageSM rose 8.39%, while the S&P 500® Index was up 4.91% and the technology-laden Nasdaq Composite® Index returned 6.17%. Fixed-income markets performed well, largely bolstered by investors' flight to quality in the spring. The Barclays Capital U.S. Aggregate Bond Index, a broad measure of the investment-grade debt universe, gained 9.18%. As a result of investors' thirst for yield, high-yield bonds were among the strongest-performing asset classes during the period, with The BofA Merrill Lynch US High Yield Constrained IndexSM rising 21.92%.

Comments from Robert Stansky, Head of Fidelity's Multi-Manager Group, which manages Fidelity® Balanced Fund: For the year, the fund's Retail Class shares returned 8.06%, ahead of the 7.00% gain of the Fidelity Balanced Hybrid Composite Index, a hypothetical blend of the total returns of the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index, using weightings of 60% and 40%, respectively. Contributions came from the equity and investment-grade bond subportfolios and an out-of-index stake in high-yield bonds. Strong security selection in investment-grade bonds and several equity sectors - technology, telecom and health care - more than offset the negative impact of our equity market selection, most notably in technology and financials. Top individual contributors included underweighting Exxon Mobil stock, which fell during the period, as well as SanDisk, a maker of flash memory. Detractors included a lower-than-index stake in Apple shares, which rose on a string of successful product launches. Overweighting semiconductor firm Applied Materials hurt, as did underweighting Verizon Communications. The investment-grade bond subportfolio outpaced its benchmark, fueled by an emphasis on higher-yielding spread sectors such as corporate bonds.

Note to shareholders: Nathan Strik became Co-Manager of the fund's energy sector investments on January 11, 2010.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Balanced	.62%
Actual		$ 1,000.00	$ 1,004.10	$ 3.13
Hypothetical A		$ 1,000.00	$ 1,022.08	$ 3.16
Class K	.48%
Actual		$ 1,000.00	$ 1,004.80	$ 2.43
Hypothetical A		$ 1,000.00	$ 1,022.79	$ 2.45

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.7	0.2
Microsoft Corp.	1.2	1.8
JPMorgan Chase & Co.	1.0	1.6
The Coca-Cola Co.	1.0	0.6
General Electric Co.	1.0	0.8
	5.9
Top Five Bond Issuers as of August 31, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	14.2	7.5
Fannie Mae	8.7	7.8
Government National Mortgage Association	1.6	2.0
Freddie Mac	1.2	1.6
Citigroup, Inc.	0.5	0.5
	26.2
Top Five Market Sectors as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	13.6	14.8
Information Technology	11.1	11.3
Energy	7.9	8.1
Consumer Discretionary	7.4	6.9
Consumer Staples	7.1	7.5
Asset Allocation (% of fund's net assets)
As of August 31, 2010*	As of February 28, 2010**
Stocks and Equity Futures 57.8%	Stocks and Equity Futures 59.0%
Bonds 42.6%	Bonds 43.2%
Convertible Securities 0.0%	Convertible Securities 0.1%
Other Investments 0.3%	Other Investments 0.3%
Short-Term Investments and Net Other Assets † (0.7)%	Short-Term Investments and Net Other Assets † (2.6)%

* Foreign investments	9.9%	** Foreign investments	10.4%
† Short-Term Investments and Net Other Assets are not included in the pie chart.

Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable. A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Annual Report

Investments August 31, 2010

Showing Percentage of Net Assets

Common Stocks - 57.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.9%
Auto Components - 0.2%
Johnson Controls, Inc.	1,251,200	$ 33,194
TRW Automotive Holdings Corp. (a)	338,969	11,783
		44,977
Automobiles - 0.4%
BYD Co. Ltd. (H Shares) (f)	1,189,500	6,851
Daimler AG (United States) (a)	271,800	13,101
Ford Motor Co. (a)	3,277,452	37,002
Harley-Davidson, Inc.	725,800	17,651
Toyota Motor Corp. sponsored ADR	134,800	9,145
		83,750
Distributors - 0.1%
Li & Fung Ltd.	2,713,000	13,741
Hotels, Restaurants & Leisure - 1.1%
Darden Restaurants, Inc.	326,802	13,484
Las Vegas Sands Corp. (a)(f)	580,900	16,457
Marriott International, Inc. Class A	688,500	22,039
McDonald's Corp.	1,493,900	109,144
Royal Caribbean Cruises Ltd. (a)	417,200	10,246
Starwood Hotels & Resorts Worldwide, Inc.	619,300	28,940
Yum! Brands, Inc.	152,100	6,343
		206,653
Household Durables - 0.2%
D.R. Horton, Inc.	1,083,700	11,119
M.D.C. Holdings, Inc.	378,961	10,088
Stanley Black & Decker, Inc.	304,787	16,349
		37,556
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	363,900	45,426
Expedia, Inc.	1,734,540	39,652
Rakuten, Inc.	9,727	7,363
		92,441
Leisure Equipment & Products - 0.0%
Brunswick Corp.	500,453	6,361
Eastman Kodak Co. (a)(f)	1,298,600	4,532
		10,893
Media - 1.8%
DIRECTV (a)	1,707,500	64,748
DreamWorks Animation SKG, Inc. Class A (a)	317,469	9,407
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Lamar Advertising Co. Class A (a)	224,451	$ 5,883
Liberty Global, Inc. Class A (a)	504,907	13,895
Naspers Ltd. Class N	187,200	7,556
The Walt Disney Co.	3,140,300	102,342
Time Warner Cable, Inc.	797,106	41,139
Time Warner, Inc.	2,044,169	61,284
Viacom, Inc. Class B (non-vtg.)	1,355,440	42,588
		348,842
Multiline Retail - 0.3%
Target Corp.	1,137,525	58,196
Specialty Retail - 1.2%
Best Buy Co., Inc.	726,403	22,802
Hengdeli Holdings Ltd.	16,280,000	7,576
Home Depot, Inc.	2,627,300	73,065
Inditex SA	239,332	15,971
Lowe's Companies, Inc.	2,529,700	51,353
Ross Stores, Inc.	189,421	9,401
Sally Beauty Holdings, Inc. (a)	1,495,679	12,908
Tiffany & Co., Inc.	298,500	11,830
TJX Companies, Inc.	580,812	23,052
Urban Outfitters, Inc. (a)	333,700	10,118
		238,076
Textiles, Apparel & Luxury Goods - 0.1%
LVMH Moet Hennessy - Louis Vuitton	92,920	10,808
Ports Design Ltd.	1,507,500	3,678
Trinity Ltd.	6,932,000	5,498
		19,984
TOTAL CONSUMER DISCRETIONARY		1,155,109
CONSUMER STAPLES - 6.5%
Beverages - 2.4%
Anheuser-Busch InBev SA NV	627,332	32,635
Coca-Cola Bottling Co. Consolidated	136,516	6,789
Coca-Cola FEMSA SAB de CV sponsored ADR	91,325	6,856
Coca-Cola Icecek AS	339,800	3,560
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	62,790	6,950
Constellation Brands, Inc. Class A (sub. vtg.) (a)	2,313,691	38,546
Diageo PLC sponsored ADR	518,007	33,929
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Embotelladora Andina SA sponsored ADR	252,616	$ 6,904
Molson Coors Brewing Co. Class B	919,655	40,060
PepsiCo, Inc.	1,437,263	92,244
The Coca-Cola Co.	3,489,339	195,124
		463,597
Food & Staples Retailing - 1.3%
BJ's Wholesale Club, Inc. (a)	351,000	14,728
CVS Caremark Corp.	2,025,365	54,685
Kroger Co.	2,016,288	39,781
Safeway, Inc.	233,276	4,386
Wal-Mart Stores, Inc.	1,406,924	70,543
Walgreen Co.	2,501,033	67,228
		251,351
Food Products - 0.7%
Archer Daniels Midland Co.	765,264	23,555
Ausnutria Dairy Hunan Co. Ltd. (H Shares)	3,270,000	1,492
Bunge Ltd.	129,769	6,878
Dean Foods Co. (a)	2,177,207	22,273
Green Mountain Coffee Roasters, Inc. (a)	352,332	10,859
Nestle SA	592,147	30,681
Unilever NV unit	1,195,952	32,040
Viterra, Inc. (a)	433,100	3,412
		131,190
Household Products - 1.0%
Colgate-Palmolive Co.	236,624	17,472
Energizer Holdings, Inc. (a)	168,604	10,630
Procter & Gamble Co.	2,894,671	172,725
		200,827
Personal Products - 0.3%
Avon Products, Inc.	1,794,404	52,217
Tobacco - 0.8%
Altria Group, Inc.	1,993,017	44,484
British American Tobacco PLC sponsored ADR	957,681	65,065
Philip Morris International, Inc.	992,787	51,069
Souza Cruz Industria Comerico	79,200	3,695
		164,313
TOTAL CONSUMER STAPLES		1,263,495
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 6.3%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	2,331,292	$ 87,610
Cameron International Corp. (a)	424,971	15,630
Ensco International Ltd. ADR	494,160	20,325
Halliburton Co.	3,593,173	101,363
National Oilwell Varco, Inc.	292,155	10,982
Noble Corp.	916,808	28,531
Oceaneering International, Inc. (a)	246,940	12,349
Pride International, Inc. (a)	638,272	15,031
Saipem SpA	324,593	11,363
Schlumberger Ltd.	240,674	12,835
Transocean Ltd. (a)	331,900	16,894
Vantage Drilling Co. (a)	1,492,100	2,014
Weatherford International Ltd. (a)	662,933	9,884
		344,811
Oil, Gas & Consumable Fuels - 4.5%
Alpha Natural Resources, Inc. (a)	556,200	20,652
Anadarko Petroleum Corp.	585,966	26,949
Apache Corp.	498,400	44,781
BG Group PLC	957,157	15,409
BP PLC	880,000	5,080
BP PLC sponsored ADR	1,053,318	36,687
Chevron Corp.	1,449,900	107,525
Cimarex Energy Co.	67,045	4,386
Concho Resources, Inc. (a)	229,968	13,435
Concho Resources, Inc. (a)(h)(q)	117,521	6,179
Denbury Resources, Inc. (a)	2,290,422	33,761
Ellora Energy, Inc. (a)(g)	1,529,700	1,040
Exxon Mobil Corp.	2,181,369	129,050
Falkland Oil & Gas Ltd. (a)	960,800	1,769
Frontier Oil Corp.	393,200	4,604
Imperial Oil Ltd.	129,700	4,783
InterOil Corp. (a)(f)	122,300	7,185
Marathon Oil Corp.	1,671,468	50,963
Mariner Energy, Inc. (a)	139,100	3,184
Massey Energy Co.	431,600	12,409
Niko Resources Ltd.	33,100	3,267
Occidental Petroleum Corp.	728,468	53,236
OPTI Canada, Inc. (a)	769,700	744
Peabody Energy Corp.	118,300	5,063
Petrobank Energy & Resources Ltd. (a)	512,200	17,764
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrohawk Energy Corp. (a)	929,941	$ 14,061
Plains Exploration & Production Co. (a)	903,620	21,578
Rodinia Oil Corp.	449,500	320
Royal Dutch Shell PLC Class B ADR	1,640,900	84,227
Southwestern Energy Co. (a)	1,395,945	45,675
Suncor Energy, Inc.	1,441,592	43,684
Talisman Energy, Inc.	2,140,900	33,672
Whiting Petroleum Corp. (a)	369,906	31,383
		884,505
TOTAL ENERGY		1,229,316
FINANCIALS - 8.8%
Capital Markets - 1.6%
Ameriprise Financial, Inc.	781,818	34,072
Charles Schwab Corp.	1,102,854	14,072
Evercore Partners, Inc. Class A	132,000	3,233
Franklin Resources, Inc.	240,128	23,175
Invesco Ltd.	1,132,882	20,505
MF Global Holdings Ltd. (a)	1,503,500	9,923
Morgan Stanley	3,769,046	93,058
State Street Corp.	2,365,585	82,985
TD Ameritrade Holding Corp. (a)	459,800	6,718
UBS AG (a)	1,381,830	23,185
		310,926
Commercial Banks - 2.3%
Banco Macro SA sponsored ADR	136,600	5,162
BB&T Corp.	415,293	9,186
CIT Group, Inc. (a)	207,600	7,615
DnB NOR ASA	533,800	5,896
Fifth Third Bancorp	1,130,497	12,492
FirstMerit Corp.	860,299	14,883
HDFC Bank Ltd.	161,483	7,363
Huntington Bancshares, Inc.	3,683,706	19,487
Industrial & Commercial Bank of China Ltd. (H Shares)	9,544,000	6,932
KeyCorp	1,085,921	8,003
PNC Financial Services Group, Inc.	1,628,762	83,002
PT Bank Rakyat Indonesia Tbk	5,910,000	6,083
Regions Financial Corp.	2,180,733	14,022
Shinhan Financial Group Co. Ltd.	159,240	6,098
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Standard Bank Group Ltd.	222,400	$ 3,151
Standard Chartered PLC (United Kingdom)	328,089	8,799
SunTrust Banks, Inc.	1,032,391	23,218
Synovus Financial Corp.	2,410,500	4,966
Turkiye Garanti Bankasi AS	3,426,000	16,602
U.S. Bancorp, Delaware	2,929,950	60,943
Wells Fargo & Co.	5,526,976	130,160
		454,063
Consumer Finance - 0.8%
American Express Co.	1,428,645	56,960
Capital One Financial Corp.	1,443,944	54,668
Discover Financial Services	1,932,010	28,033
Promise Co. Ltd.	1,262,950	9,906
		149,567
Diversified Financial Services - 2.0%
African Bank Investments Ltd.	2,956,763	12,985
Citigroup, Inc. (a)	45,253,826	168,344
JPMorgan Chase & Co.	5,414,173	196,859
NBH Holdings Corp. Class A (a)(g)	576,500	11,242
		389,430
Insurance - 1.0%
CNO Financial Group, Inc. (a)	2,769,870	13,101
Fairfax Financial Holdings Ltd. (sub. vtg.)	6,900	2,737
First American Financial Corp.	291,657	4,325
Genworth Financial, Inc. Class A (a)	861,796	9,333
Marsh & McLennan Companies, Inc.	1,854,277	43,983
MetLife, Inc.	2,605,173	97,955
Protective Life Corp.	634,100	11,845
Unum Group	892,800	17,901
		201,180
Real Estate Investment Trusts - 0.8%
AvalonBay Communities, Inc.	209,900	22,086
Boston Properties, Inc.	223,006	18,153
ProLogis Trust	2,656,777	28,826
Public Storage	510,741	50,063
The Macerich Co.	578,101	23,945
U-Store-It Trust	1,078,000	8,624
		151,697
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.2%
BR Malls Participacoes SA	1,053,700	$ 16,475
Forest City Enterprises, Inc. Class A (a)	406,713	4,584
Indiabulls Real Estate Ltd. (a)	3,720,771	13,238
		34,297
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	539,368	7,206
Ocwen Financial Corp. (a)	1,493,306	13,574
		20,780
TOTAL FINANCIALS		1,711,940
HEALTH CARE - 6.5%
Biotechnology - 1.2%
Acorda Therapeutics, Inc. (a)	175,741	5,293
AMAG Pharmaceuticals, Inc. (a)	260,662	6,569
Amgen, Inc. (a)	573,381	29,265
AVEO Pharmaceuticals, Inc.	394,541	3,440
Biogen Idec, Inc. (a)	800,187	43,050
BioMarin Pharmaceutical, Inc. (a)	809,900	16,433
Genzyme Corp. (a)	915,111	64,158
Gilead Sciences, Inc. (a)	1,833,691	58,421
Human Genome Sciences, Inc. (a)	285,731	8,312
		234,941
Health Care Equipment & Supplies - 0.8%
American Medical Systems Holdings, Inc. (a)	510,603	9,303
C. R. Bard, Inc.	235,618	18,103
Covidien PLC	952,247	33,652
Edwards Lifesciences Corp. (a)	725,602	41,773
Mako Surgical Corp. (a)(f)	834,230	8,709
Quidel Corp. (a)	975,647	11,796
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	1,116,000	5,566
Stryker Corp.	333,939	14,423
William Demant Holding AS (a)	249,976	16,964
		160,289
Health Care Providers & Services - 1.4%
CIGNA Corp.	972,688	31,340
Diagnosticos da America SA	782,300	8,285
Express Scripts, Inc. (a)	1,018,382	43,383
Henry Schein, Inc. (a)	821,113	43,355
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
McKesson Corp.	662,300	$ 38,447
Medco Health Solutions, Inc. (a)	836,226	36,359
UnitedHealth Group, Inc.	1,966,247	62,369
		263,538
Health Care Technology - 0.0%
Allscripts-Misys Healthcare Solutions, Inc. (a)	495,002	8,271
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	564,585	24,215
Life Technologies Corp. (a)	259,540	11,101
Lonza Group AG	158,772	13,176
QIAGEN NV (a)	461,748	8,228
		56,720
Pharmaceuticals - 2.8%
Abbott Laboratories	977,927	48,251
Allergan, Inc.	808,692	49,670
Biovail Corp. (f)	995,100	22,762
Johnson & Johnson	689,205	39,298
Lupin Ltd.	501,305	3,799
Merck & Co., Inc.	4,684,238	164,698
Novo Nordisk AS Series B	338,104	28,892
Perrigo Co.	91,373	5,207
Pfizer, Inc.	7,502,023	119,507
Shire PLC sponsored ADR	639,300	41,363
Valeant Pharmaceuticals International (a)	202,200	11,665
		535,112
TOTAL HEALTH CARE		1,258,871
INDUSTRIALS - 6.2%
Aerospace & Defense - 1.2%
Goodrich Corp.	617,404	42,280
Precision Castparts Corp.	107,500	12,167
Raytheon Co.	887,575	38,982
The Boeing Co.	973,350	59,501
United Technologies Corp.	1,313,219	85,635
		238,565
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	276,100	$ 17,944
United Parcel Service, Inc. Class B	678,700	43,301
		61,245
Airlines - 0.1%
Southwest Airlines Co.	1,975,903	21,834
Building Products - 0.1%
Armstrong World Industries, Inc. (a)	243,881	9,585
Owens Corning (a)	474,708	12,912
		22,497
Commercial Services & Supplies - 0.2%
Republic Services, Inc.	539,142	15,867
Stericycle, Inc. (a)	396,700	25,984
		41,851
Construction & Engineering - 0.2%
Fluor Corp.	523,636	23,386
Granite Construction, Inc.	184,599	4,063
		27,449
Electrical Equipment - 0.4%
Cooper Industries PLC Class A	677,300	28,508
Regal-Beloit Corp.	557,629	30,848
Saft Groupe SA	294,327	9,283
		68,639
Industrial Conglomerates - 1.2%
3M Co.	315,400	24,775
General Electric Co.	13,161,236	190,575
Tyco International Ltd.	665,600	24,814
		240,164
Machinery - 1.8%
Caterpillar, Inc.	1,135,001	73,957
Cummins, Inc.	822,507	61,203
Danaher Corp.	1,515,938	55,074
Deere & Co.	944,166	59,737
Dover Corp.	248,800	11,136
Ingersoll-Rand Co. Ltd.	706,200	22,973
Navistar International Corp. (a)	604,922	25,334
NSK Ltd.	521,000	3,107
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
PACCAR, Inc.	370,300	$ 15,179
Vallourec SA	138,964	11,940
		339,640
Road & Rail - 0.7%
CSX Corp.	1,149,207	57,334
Union Pacific Corp.	1,092,800	79,709
		137,043
TOTAL INDUSTRIALS		1,198,927
INFORMATION TECHNOLOGY - 10.9%
Communications Equipment - 1.3%
Aruba Networks, Inc. (a)(f)	1,989,343	36,544
Ciena Corp. (a)(f)	1,445,396	18,024
Meru Networks, Inc. (a)(f)	487,635	6,242
Motorola, Inc. (a)	439,500	3,309
QUALCOMM, Inc.	4,682,968	179,405
ViaSat, Inc. (a)	193,700	6,770
		250,294
Computers & Peripherals - 2.4%
A-DATA Technology Co. Ltd.	829,000	1,112
Apple, Inc. (a)	1,402,937	341,433
EMC Corp. (a)	1,938,499	35,358
SanDisk Corp. (a)	2,219,368	73,772
Seagate Technology (a)	1,715,935	17,382
		469,057
Electronic Equipment & Components - 0.1%
Agilent Technologies, Inc. (a)	663,398	17,892
Internet Software & Services - 0.8%
Alibaba.com Ltd.	159,000	310
eBay, Inc. (a)	3,069,951	71,346
WebMD Health Corp. (a)	1,387,636	70,686
Yahoo!, Inc. (a)	602,772	7,884
		150,226
IT Services - 0.0%
CoreLogic, Inc. (a)	348,917	6,026
Heartland Payment Systems, Inc.	213,531	3,021
		9,047
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 5.0%
Amkor Technology, Inc. (a)	503,600	$ 2,553
Analog Devices, Inc.	2,622,388	73,112
Applied Materials, Inc.	10,101,545	104,955
Applied Micro Circuits Corp. (a)	510,980	5,508
ASAT Holdings Ltd. (a)	88,719	0
ASAT Holdings Ltd. warrants 7/24/11 (a)	2,416	0
ASML Holding NV	4,731,696	117,015
ATMI, Inc. (a)	1,078,059	13,772
Avago Technologies Ltd.	745,734	15,027
Broadcom Corp. Class A	1,973,172	59,136
Brooks Automation, Inc. (a)	2,122,433	14,390
First Solar, Inc. (a)(f)	665,993	85,147
Inotera Memories, Inc. (a)	58,827,880	28,356
JA Solar Holdings Co. Ltd. ADR (a)(f)	4,330,332	26,675
KLA-Tencor Corp.	1,021,924	28,624
Kulicke & Soffa Industries, Inc. (a)	538,426	3,091
Lam Research Corp. (a)	2,090,350	75,483
Marvell Technology Group Ltd. (a)	2,496,901	39,801
Micron Technology, Inc. (a)	16,473,785	106,503
Nanya Technology Corp. (a)	21,723,000	12,402
Photronics, Inc. (a)	1,334,176	5,737
RF Micro Devices, Inc. (a)	117,300	572
Samsung Electronics Co. Ltd.	151,081	95,260
Skyworks Solutions, Inc. (a)	307,400	5,490
Solarfun Power Holdings Co. Ltd. ADR (a)	2,079,866	21,797
Varian Semiconductor Equipment Associates, Inc. (a)	1,202,752	29,852
		970,258
Software - 1.3%
Check Point Software Technologies Ltd. (a)	153,100	5,342
Citrix Systems, Inc. (a)	172,843	10,015
Microsoft Corp.	9,530,793	223,783
Nuance Communications, Inc. (a)	586,337	8,607
		247,747
TOTAL INFORMATION TECHNOLOGY		2,114,521
MATERIALS - 2.0%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	154,200	11,415
Albemarle Corp.	355,947	14,270
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
CF Industries Holdings, Inc.	64,750	$ 5,989
Clariant AG (Reg.) (a)	546,040	7,025
Dow Chemical Co.	1,215,062	29,611
E.I. du Pont de Nemours & Co.	601,646	24,529
Ecolab, Inc.	280,600	13,300
LyondellBasell Industries NV:
Class A (a)	127,550	2,615
Class B (a)	110,827	2,271
Monsanto Co.	752,926	39,642
Praxair, Inc.	381,600	32,829
Solutia, Inc. (a)	911,870	12,347
The Mosaic Co.	207,000	12,143
Wacker Chemie AG	68,694	10,422
		218,408
Construction Materials - 0.0%
HeidelbergCement AG	98,108	3,936
Containers & Packaging - 0.2%
Ball Corp.	212,660	11,926
Crown Holdings, Inc. (a)	313,100	8,723
Owens-Illinois, Inc. (a)	432,756	10,845
Rexam PLC	733,063	3,403
		34,897
Metals & Mining - 0.7%
AngloGold Ashanti Ltd. sponsored ADR	1,002,585	42,399
Carpenter Technology Corp.	245,042	7,599
Freeport-McMoRan Copper & Gold, Inc.	560,245	40,326
Globe Specialty Metals, Inc. (a)	795,150	8,691
Ivanhoe Mines Ltd. (a)	307,900	5,487
Pan American Silver Corp.	103,100	2,554
POSCO	23,872	9,673
Reliance Steel & Aluminum Co.	222,800	8,299
Walter Energy, Inc.	107,045	7,712
		132,740
Paper & Forest Products - 0.0%
Weyerhaeuser Co.	408,764	6,418
TOTAL MATERIALS		396,399
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.1%
Qwest Communications International, Inc.	23,347,936	$ 131,916
Verizon Communications, Inc.	3,000,078	88,532
		220,448
Wireless Telecommunication Services - 0.9%
American Tower Corp. Class A (a)	2,009,570	94,168
Clearwire Corp. Class A (a)	4,112,500	26,361
NII Holdings, Inc. (a)	284,343	10,307
Sprint Nextel Corp. (a)	5,098,515	20,802
Vodafone Group PLC	4,905,900	11,781
		163,419
TOTAL TELECOMMUNICATION SERVICES		383,867
UTILITIES - 2.2%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	1,022,896	36,221
Edison International	387,232	13,069
Entergy Corp.	236,691	18,661
NextEra Energy, Inc.	1,648,154	88,555
PPL Corp.	1,813,407	49,252
		205,758
Independent Power Producers & Energy Traders - 0.0%
AES Corp. (a)	891,100	9,125
Multi-Utilities - 1.1%
CMS Energy Corp.	1,805,434	31,595
National Grid PLC	1,587,035	13,365
PG&E Corp.	1,386,307	64,824
Public Service Enterprise Group, Inc.	1,530,295	48,908
Sempra Energy	1,158,840	59,008
TECO Energy, Inc.	382,007	6,448
		224,148
TOTAL UTILITIES		439,031
TOTAL COMMON STOCKS (Cost $10,724,681)		11,151,476
Preferred Stocks - 0.1%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	2,416	$ 0
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE	137,500	6,402
Volkswagen AG	115,962	11,542
TOTAL PREFERRED STOCKS (Cost $19,585)		17,944
Nonconvertible Bonds - 7.1%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.6%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 4,524	4,735
5.875% 3/15/11	1,680	1,725
		6,460
Household Durables - 0.1%
Fortune Brands, Inc.:
5.375% 1/15/16	6,765	7,374
5.875% 1/15/36	6,603	6,694
		14,068
Media - 0.5%
AOL Time Warner, Inc. 7.625% 4/15/31	4,975	6,208
Comcast Cable Communications, Inc. 6.75% 1/30/11	413	423
Comcast Corp.:
4.95% 6/15/16	1,520	1,680
5.5% 3/15/11	309	317
5.7% 5/15/18	11,229	12,791
6.4% 3/1/40	4,756	5,434
6.45% 3/15/37	2,326	2,652
COX Communications, Inc. 4.625% 6/1/13	3,612	3,883
Discovery Communications LLC:
3.7% 6/1/15	4,720	4,965
6.35% 6/1/40	4,773	5,409
Liberty Media Corp. 8.25% 2/1/30	6,315	5,999
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
NBC Universal, Inc.:
3.65% 4/30/15 (g)	$ 5,432	$ 5,698
5.15% 4/30/20 (g)	7,276	7,838
6.4% 4/30/40 (g)	6,271	7,041
News America Holdings, Inc. 7.75% 12/1/45	7,397	9,644
News America, Inc. 5.3% 12/15/14	708	799
Time Warner Cable, Inc.:
5.4% 7/2/12	1,976	2,120
6.2% 7/1/13	1,879	2,117
6.75% 7/1/18	949	1,133
Time Warner, Inc.:
5.875% 11/15/16	3,581	4,158
6.2% 3/15/40	3,821	4,212
6.5% 11/15/36	2,758	3,119
		97,640
Multiline Retail - 0.0%
Target Corp. 3.875% 7/15/20	5,536	5,807
TOTAL CONSUMER DISCRETIONARY		123,975
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 11/15/14 (g)	5,328	5,971
Diageo Capital PLC 5.2% 1/30/13	4,139	4,517
FBG Finance Ltd. 5.125% 6/15/15 (g)	2,374	2,621
		13,109
Food & Staples Retailing - 0.0%
CVS Caremark Corp.:
6.036% 12/10/28	896	945
6.302% 6/1/37 (n)	3,829	3,513
		4,458
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (g)	572	677
Kraft Foods, Inc.:
5.375% 2/10/20	8,116	9,026
5.625% 11/1/11	2,959	3,117
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.: - continued
6.5% 8/11/17	$ 6,608	$ 7,890
6.75% 2/19/14	436	506
		21,216
Tobacco - 0.2%
Altria Group, Inc. 9.7% 11/10/18	20,958	27,739
Reynolds American, Inc.:
6.75% 6/15/17	2,414	2,708
7.25% 6/15/37	8,028	8,552
		38,999
TOTAL CONSUMER STAPLES		77,782
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 5.35% 3/15/20 (g)	6,510	7,027
Weatherford International Ltd.:
4.95% 10/15/13	1,408	1,523
5.15% 3/15/13	1,841	1,971
		10,521
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp. 6.375% 9/15/17	6,142	6,078
Apache Corp. 5.1% 9/1/40	6,294	6,511
BW Group Ltd. 6.625% 6/28/17 (g)	2,391	2,352
Canadian Natural Resources Ltd. 5.15% 2/1/13	3,637	3,936
Cenovus Energy, Inc. 6.75% 11/15/39	2,852	3,504
ConocoPhillips 5.75% 2/1/19	9,619	11,493
Duke Capital LLC 6.25% 2/15/13	809	882
Duke Energy Field Services:
5.375% 10/15/15 (g)	988	1,097
6.45% 11/3/36 (g)	6,493	7,222
6.875% 2/1/11	1,870	1,914
El Paso Natural Gas Co. 5.95% 4/15/17	756	835
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,335	2,648
Enterprise Products Operating LP:
5.6% 10/15/14	1,581	1,766
5.65% 4/1/13	563	613
Gulf South Pipeline Co. LP 5.75% 8/15/12 (g)	3,123	3,335
Kinder Morgan Energy Partners LP 6.55% 9/15/40	2,218	2,481
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Lukoil International Finance BV 6.656% 6/7/22 (g)	$ 988	$ 1,000
Midcontinent Express Pipel LLC 5.45% 9/15/14 (g)	5,000	5,327
Motiva Enterprises LLC:
5.75% 1/15/20 (g)	2,582	2,971
6.85% 1/15/40 (g)	9,822	12,213
Nakilat, Inc. 6.067% 12/31/33 (g)	5,528	6,081
Nexen, Inc.:
5.05% 11/20/13	3,109	3,372
5.2% 3/10/15	735	807
5.875% 3/10/35	1,565	1,634
6.4% 5/15/37	5,235	5,753
NGPL PipeCo LLC 6.514% 12/15/12 (g)	2,881	3,026
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	3,200	3,430
6.875% 1/20/40	10,192	11,186
7.875% 3/15/19	6,941	8,485
Plains All American Pipeline LP 7.75% 10/15/12	1,907	2,128
Plains All American Pipeline LP/PAA Finance Corp. 6.125% 1/15/17	1,940	2,163
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (g)	1,932	2,154
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (g)	3,472	3,656
5.5% 9/30/14 (g)	4,853	5,363
5.832% 9/30/16 (g)	1,086	1,199
6.332% 9/30/27 (g)	5,910	6,881
6.75% 9/30/19 (g)	3,177	3,790
Rockies Express Pipeline LLC 6.25% 7/15/13 (g)	2,199	2,395
Suncor Energy, Inc.:
6.1% 6/1/18	9,176	10,718
6.85% 6/1/39	8,895	10,804
Talisman Energy, Inc. yankee 6.25% 2/1/38	3,280	3,638
Texas Eastern Transmission LP 6% 9/15/17 (g)	1,301	1,535
TransCanada PipeLines Ltd.:
3.4% 6/1/15	1,989	2,102
6.35% 5/15/67 (n)	1,917	1,750
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.:
5% 1/31/15	$ 1,414	$ 1,614
5.65% 4/1/16	970	1,153
		184,995
TOTAL ENERGY		195,516
FINANCIALS - 3.3%
Capital Markets - 0.7%
Bear Stearns Companies, Inc.:
4.5% 10/28/10	1,482	1,491
5.3% 10/30/15	10,296	11,351
6.95% 8/10/12	4,442	4,918
BlackRock, Inc. 6.25% 9/15/17	1,565	1,841
Goldman Sachs Group, Inc.:
3.7% 8/1/15	4,773	4,832
5.95% 1/18/18	3,225	3,492
6.15% 4/1/18	1,593	1,740
6.75% 10/1/37	5,715	5,851
7.5% 2/15/19	10,921	12,744
JPMorgan Chase Capital XX 6.55% 9/29/36	11,840	11,803
Lazard Group LLC:
6.85% 6/15/17	3,123	3,325
7.125% 5/15/15	1,113	1,199
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	3,763	4,017
6.4% 8/28/17	3,535	3,812
6.875% 4/25/18	3,732	4,109
Morgan Stanley:
0.8299% 1/9/14 (n)	3,544	3,306
2.8763% 5/14/13 (n)	7,709	7,788
4.75% 4/1/14	642	661
5.45% 1/9/17	193	203
5.95% 12/28/17	445	473
6% 5/13/14	6,140	6,693
7.3% 5/13/19	6,528	7,425
The Bank of New York, Inc.:
4.3% 5/15/14	6,301	6,892
4.95% 11/1/12	3,124	3,382
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
UBS AG Stamford Branch:
3.875% 1/15/15	$ 11,500	$ 11,883
5.75% 4/25/18	919	1,032
		126,263
Commercial Banks - 0.7%
Bank of America NA:
5.3% 3/15/17	13,170	13,494
6% 10/15/36	7,045	7,176
BB&T Corp. 6.5% 8/1/11	1,005	1,055
Credit Suisse New York Branch 6% 2/15/18	14,192	15,478
DBS Bank Ltd. (Singapore) 0.5963% 5/16/17 (g)(n)	3,396	3,285
Discover Bank:
7% 4/15/20	3,200	3,423
8.7% 11/18/19	2,425	2,866
Export-Import Bank of Korea:
5.125% 2/14/11	2,361	2,398
5.25% 2/10/14 (g)	456	496
5.5% 10/17/12	1,824	1,944
Fifth Third Bancorp:
4.5% 6/1/18	117	116
8.25% 3/1/38	2,978	3,550
HBOS PLC 6.75% 5/21/18 (g)	560	548
HSBC Holdings PLC:
0.7336% 10/6/16 (n)	1,254	1,199
6.5% 9/15/37	10,625	12,276
JPMorgan Chase Bank 6% 10/1/17	1,694	1,911
KeyBank NA:
5.8% 7/1/14	4,565	4,984
7% 2/1/11	908	929
KeyBank NA, Cleveland 5.45% 3/3/16	2,765	2,954
Korea Development Bank 4.625% 9/16/10	1,482	1,484
Manufacturers & Traders Trust Co. 2.033% 4/1/13 (g)(n)	791	778
Marshall & Ilsley Bank:
4.85% 6/16/15	3,097	2,942
5% 1/17/17	3,467	3,288
5.25% 9/4/12	2,130	2,162
PNC Funding Corp.:
0.615% 1/31/12 (n)	2,998	2,989
3.625% 2/8/15	2,015	2,118
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Regions Bank 6.45% 6/26/37	$ 5,575	$ 4,926
Regions Financial Corp.:
5.75% 6/15/15	1,383	1,405
7.75% 11/10/14	6,416	6,920
Standard Chartered Bank 6.4% 9/26/17 (g)	988	1,107
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (g)(n)	1,161	1,119
UnionBanCal Corp. 5.25% 12/16/13	535	579
Wachovia Bank NA 4.875% 2/1/15	1,138	1,224
Wachovia Corp.:
0.6363% 4/23/12 (n)	439	436
5.625% 10/15/16	2,748	3,032
5.75% 6/15/17	2,371	2,662
Wells Fargo & Co.:
3.625% 4/15/15	7,671	8,028
3.75% 10/1/14	3,247	3,422
		130,703
Consumer Finance - 0.3%
Capital One Bank USA NA 8.8% 7/15/19	2,019	2,559
Discover Financial Services 6.45% 6/12/17	11,229	11,985
General Electric Capital Corp.:
3.5% 6/29/15	3,097	3,207
5.625% 9/15/17	22,752	25,132
5.9% 5/13/14	5,113	5,782
Household Finance Corp. 6.375% 10/15/11	1,504	1,589
HSBC Finance Corp.:
5.25% 1/14/11	1,058	1,074
5.25% 1/15/14	852	912
ORIX Corp. 5.48% 11/22/11	311	324
SLM Corp.:
0.7278% 10/25/11 (n)	6,795	6,463
0.7371% 3/15/11 (n)	90	89
		59,116
Diversified Financial Services - 0.7%
Bank of America Corp. 5.75% 12/1/17	8,190	8,670
BP Capital Markets PLC 3.625% 5/8/14	6,776	6,725
Citigroup, Inc.:
4.75% 5/19/15	7,664	7,895
5.375% 8/9/20	8,300	8,383
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
5.5% 4/11/13	$ 8,594	$ 9,125
6.125% 5/15/18	12,994	14,029
6.5% 1/18/11	1,057	1,079
6.5% 8/19/13	22,036	24,100
International Lease Finance Corp.:
5.4% 2/15/12	2,316	2,267
6.375% 3/25/13	1,215	1,174
6.625% 11/15/13	2,200	2,118
JPMorgan Chase & Co.:
4.65% 6/1/14	8,500	9,250
4.891% 9/1/15 (n)	2,206	2,194
6.3% 4/23/19	8,000	9,200
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)	881	860
5.5% 1/15/14 (g)	562	568
5.7% 4/15/17 (g)	1,371	1,259
Teachers Insurance & Annuity Association of America 6.85% 12/16/39 (g)	8,007	10,053
TECO Finance, Inc.:
4% 3/15/16	1,828	1,912
5.15% 3/15/20	2,626	2,869
TransCapitalInvest Ltd. 5.67% 3/5/14 (g)	2,618	2,771
Volkswagen International Finance NV 4% 8/12/20 (g)	3,978	4,119
ZFS Finance USA Trust II 6.45% 12/15/65 (g)(n)	4,049	3,725
ZFS Finance USA Trust IV 5.875% 5/9/62 (g)(n)	1,303	1,167
		135,512
Insurance - 0.4%
Assurant, Inc. 5.625% 2/15/14	1,546	1,650
Axis Capital Holdings Ltd. 5.75% 12/1/14	452	485
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(n)	1,205	1,139
Jackson National Life Global Funding 5.375% 5/8/13 (g)	609	661
Liberty Mutual Group, Inc. 6.5% 3/15/35 (g)	481	438
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (g)	5,143	7,323
MetLife, Inc.:
5% 6/15/15	941	1,032
5.875% 2/6/41	2,211	2,419
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.: - continued
6.125% 12/1/11	$ 800	$ 847
6.75% 6/1/16	5,158	6,077
Metropolitan Life Global Funding I:
5.125% 4/10/13 (g)	452	492
5.125% 6/10/14 (g)	4,625	5,124
Monumental Global Funding II 5.65% 7/14/11 (g)	1,336	1,372
Monumental Global Funding III 5.5% 4/22/13 (g)	1,780	1,927
New York Life Insurance Co. 6.75% 11/15/39 (g)	3,905	4,991
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	3,860	4,561
Pacific Life Global Funding 5.15% 4/15/13 (g)	2,737	2,944
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	4,524	5,833
Pacific LifeCorp 6% 2/10/20 (g)	4,566	4,937
Prudential Financial, Inc.:
3.875% 1/14/15	5,340	5,565
5.15% 1/15/13	1,752	1,874
5.4% 6/13/35	365	360
5.5% 3/15/16	344	376
5.7% 12/14/36	310	318
6.2% 1/15/15	920	1,034
7.375% 6/15/19	2,520	3,067
8.875% 6/15/38 (n)	2,403	2,619
Symetra Financial Corp. 6.125% 4/1/16 (g)	4,189	4,321
		73,786
Real Estate Investment Trusts - 0.1%
AvalonBay Communities, Inc.:
4.95% 3/15/13	296	314
5.5% 1/15/12	1,020	1,076
Camden Property Trust:
5.375% 12/15/13	3,103	3,343
5.875% 11/30/12	542	581
Developers Diversified Realty Corp.:
5.25% 4/15/11	2,661	2,669
5.375% 10/15/12	2,478	2,475
7.5% 4/1/17	3,309	3,332
Duke Realty LP:
4.625% 5/15/13	735	763
5.875% 8/15/12	98	103
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc.:
6% 9/15/17	$ 717	$ 739
6.25% 1/15/17	399	417
Federal Realty Investment Trust:
5.4% 12/1/13	355	386
5.9% 4/1/20	1,780	1,985
6% 7/15/12	2,371	2,543
6.2% 1/15/17	501	566
HRPT Properties Trust:
5.75% 11/1/15	719	761
6.25% 6/15/17	996	1,045
6.65% 1/15/18	527	565
Washington (REIT) 5.95% 6/15/11	2,985	3,073
		26,736
Real Estate Management & Development - 0.3%
AMB Property LP 5.9% 8/15/13	2,086	2,223
Arden Realty LP 5.2% 9/1/11	1,083	1,114
BioMed Realty LP 6.125% 4/15/20 (g)	2,364	2,555
Brandywine Operating Partnership LP:
5.625% 12/15/10	3,377	3,410
5.75% 4/1/12	1,536	1,587
Digital Realty Trust LP 4.5% 7/15/15 (g)	3,650	3,696
Duke Realty LP:
5.4% 8/15/14	564	595
5.5% 3/1/16	3,075	3,232
5.625% 8/15/11	5,592	5,715
8.25% 8/15/19	2,379	2,797
ERP Operating LP:
4.75% 7/15/20	4,595	4,810
5.5% 10/1/12	358	386
Liberty Property LP:
5.125% 3/2/15	910	962
5.5% 12/15/16	1,227	1,322
Mack-Cali Realty LP 7.75% 2/15/11	789	808
Post Apartment Homes LP 6.3% 6/1/13	3,079	3,325
Regency Centers LP:
4.95% 4/15/14	494	519
5.25% 8/1/15	1,725	1,846
5.875% 6/15/17	854	925
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Simon Property Group LP:
4.2% 2/1/15	$ 2,640	$ 2,822
6.75% 5/15/14	5,698	6,596
6.75% 2/1/40	4,710	5,626
Tanger Properties LP:
6.125% 6/1/20	2,967	3,265
6.15% 11/15/15	606	670
		60,806
Thrifts & Mortgage Finance - 0.1%
Bank of America Corp.:
3.7% 9/1/15	3,800	3,793
5.65% 5/1/18	9,440	9,816
First Niagara Financial Group, Inc. 6.75% 3/19/20	5,150	5,653
Independence Community Bank Corp.:
2.353% 4/1/14 (n)	3,410	3,281
4.9% 9/23/10	1,371	1,373
		23,916
TOTAL FINANCIALS		636,838
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,413	1,414
6.3% 8/15/14	2,925	3,119
Express Scripts, Inc. 6.25% 6/15/14	1,991	2,295
		6,828
Pharmaceuticals - 0.1%
Novartis Capital Corp. 4.125% 2/10/14	2,369	2,591
Roche Holdings, Inc. 5% 3/1/14 (g)	4,805	5,363
		7,954
TOTAL HEALTH CARE		14,782
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
6.375% 6/1/19 (g)	$ 5,000	$ 5,861
6.4% 12/15/11 (g)	661	699
		6,560
Airlines - 0.1%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	144	145
Continental Airlines, Inc.:
6.648% 3/15/19	2,280	2,311
6.82% 5/1/18	179	179
6.9% 7/2/19	661	679
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	273	281
7.57% 11/18/10	7,740	7,817
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,551	1,468
8.36% 7/20/20	1,068	1,066
		13,946
Industrial Conglomerates - 0.2%
General Electric Co. 5.25% 12/6/17	25,356	28,449
TOTAL INDUSTRIALS		48,955
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
5.95% 1/15/14	2,385	2,668
6% 10/1/12	3,134	3,392
6.55% 10/1/17	1,119	1,309
		7,369
Office Electronics - 0.0%
Xerox Corp. 5.5% 5/15/12	1,295	1,382
TOTAL INFORMATION TECHNOLOGY		8,751
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.2%
Chemicals - 0.1%
Dow Chemical Co. 7.6% 5/15/14	$ 9,652	$ 11,253
Lubrizol Corp. 8.875% 2/1/19	750	964
		12,217
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,482	1,629
Containers & Packaging - 0.0%
Pactiv Corp.:
5.875% 7/15/12	1,385	1,469
6.4% 1/15/18	1,414	1,466
		2,935
Metals & Mining - 0.1%
BHP Billiton Financial (USA) Ltd.:
5.125% 3/29/12	1,597	1,695
5.5% 4/1/14	2,483	2,794
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (g)	1,618	1,785
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	9,881	10,999
6.5% 7/15/18	1,406	1,665
United States Steel Corp. 6.65% 6/1/37	4,497	3,957
Vale Overseas Ltd. 6.25% 1/23/17	1,877	2,105
		25,000
TOTAL MATERIALS		41,781
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.:
2.5% 8/15/15	5,700	5,762
6.3% 1/15/38	10,595	12,158
6.8% 5/15/36	9,241	11,137
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,404	1,775
British Telecommunications PLC 9.375% 12/15/10 (e)	2,197	2,246
CenturyTel, Inc. 7.6% 9/15/39	5,440	5,300
Sprint Capital Corp. 6.875% 11/15/28	15,445	12,897
Telecom Italia Capital SA:
4.95% 9/30/14	2,594	2,727
5.25% 10/1/15	3,073	3,272
6.999% 6/4/18	8,694	9,838
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital SA: - continued
7.2% 7/18/36	$ 4,780	$ 5,149
Telefonica Emisiones SAU:
5.877% 7/15/19	5,604	6,358
6.421% 6/20/16	939	1,082
Verizon Communications, Inc.:
6.1% 4/15/18	2,674	3,152
6.25% 4/1/37	4,611	5,271
Verizon New England, Inc. 6.5% 9/15/11	720	760
Verizon New York, Inc. 6.875% 4/1/12	2,145	2,318
		91,202
Wireless Telecommunication Services - 0.1%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	11,632	12,567
5.875% 10/1/19	8,257	9,269
6.35% 3/15/40	2,500	2,760
Vodafone Group PLC:
5% 12/16/13	1,856	2,029
5.5% 6/15/11	2,232	2,313
		28,938
TOTAL TELECOMMUNICATION SERVICES		120,140
UTILITIES - 0.6%
Electric Utilities - 0.3%
AmerenUE 6.4% 6/15/17	2,415	2,831
Cleveland Electric Illuminating Co. 5.65% 12/15/13	3,325	3,630
EDP Finance BV:
4.9% 10/1/19 (g)	1,900	1,759
6% 2/2/18 (g)	2,964	2,968
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,798	1,917
6.05% 8/15/21	2,620	2,776
Illinois Power Co. 6.125% 11/15/17	333	384
Nevada Power Co.:
6.5% 5/15/18	5,290	6,343
6.5% 8/1/18	1,270	1,529
Oncor Electric Delivery Co. 6.375% 5/1/12	2,208	2,381
Pennsylvania Electric Co. 6.05% 9/1/17	618	700
PPL Capital Funding, Inc. 6.7% 3/30/67 (n)	3,316	3,109
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc.:
6% 12/1/39	$ 4,410	$ 5,050
7.1% 3/1/11	2,737	2,821
Sierra Pacific Power Co. 5.45% 9/1/13	1,261	1,383
Tampa Electric Co. 6.15% 5/15/37	4,486	5,187
		44,768
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (g)	357	393
Texas Eastern Transmission Corp. 7.3% 12/1/10	2,507	2,545
		2,938
Independent Power Producers & Energy Traders - 0.0%
Duke Capital LLC 5.668% 8/15/14	1,662	1,851
Exelon Generation Co. LLC 5.35% 1/15/14	1,235	1,359
		3,210
Multi-Utilities - 0.3%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	2,763	3,157
Dominion Resources, Inc.:
4.75% 12/15/10	3,178	3,216
6.3% 9/30/66 (n)	12,240	11,506
7.5% 6/30/66 (n)	2,636	2,689
DTE Energy Co. 7.05% 6/1/11	795	830
KeySpan Corp. 7.625% 11/15/10	400	406
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	1,320	1,528
5.875% 10/1/12	2,361	2,570
6.5% 9/15/37	3,287	4,000
National Grid PLC 6.3% 8/1/16	638	748
NiSource Finance Corp.:
5.25% 9/15/17	682	738
5.4% 7/15/14	6,089	6,658
5.45% 9/15/20	980	1,050
6.4% 3/15/18	1,072	1,231
6.8% 1/15/19	4,065	4,793
7.875% 11/15/10	826	837
San Diego Gas & Electric Co. 4.5% 8/15/40	5,157	5,221
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Wisconsin Energy Corp. 6.25% 5/15/67 (n)	$ 4,990	$ 4,716
WPS Resources Corp. 6.11% 12/1/66 (n)	713	645
		56,539
TOTAL UTILITIES		107,455
TOTAL NONCONVERTIBLE BONDS (Cost $1,220,649)		1,375,975
U.S. Government and Government Agency Obligations - 14.0%

U.S. Government Agency Obligations - 0.1%
Fannie Mae 2.75% 3/13/14	17,370	18,372
U.S. Treasury Inflation Protected Obligations - 1.3%
U.S. Treasury Inflation-Indexed Notes:
2.125% 2/15/40	157,928	178,231
2.375% 1/15/27 (k)	61,609	70,964
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		249,195
U.S. Treasury Obligations - 12.6%
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.17% 9/16/10 to 10/14/10 (j)	13,400	13,399
U.S. Treasury Bonds:
4.375% 11/15/39	54,120	62,475
4.375% 5/15/40	156,234	180,572
U.S. Treasury Notes:
1.375% 2/15/13 (k)	590,000	601,103
1.75% 4/15/13	532,330	547,800
1.75% 3/31/14	460,000	473,908
1.75% 7/31/15 (f)	203,000	207,267
1.875% 4/30/14 (k)	88,380	91,411
1.875% 6/30/15	266,000	273,315
TOTAL U.S. TREASURY OBLIGATIONS		2,451,250
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,603,215)		2,718,817
U.S. Government Agency - Mortgage Securities - 4.1%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 3.5%
2.593% 6/1/36 (n)	$ 248	$ 260
3.5% 9/1/25 (h)(i)	2,000	2,074
3.5% 9/1/25 (h)(i)	2,000	2,074
3.5% 9/1/25 (h)	22,000	22,809
3.5% 10/1/25 (h)	2,000	2,065
3.5% 10/1/25 (h)	2,000	2,065
4% 4/1/24 to 8/1/39	8,213	8,583
4% 9/1/25 (h)	10,000	10,502
4% 9/1/25 (h)	5,000	5,251
4.248% 7/1/37 (n)	805	848
4.5% 6/1/25 to 8/1/40 (i)	40,674	42,816
4.5% 9/1/25 (h)	2,000	2,116
4.5% 9/1/40 (h)	38,000	39,909
4.5% 9/1/40 (h)	58,000	60,913
5% 9/1/25 (h)	28,000	29,774
5% 12/1/25 to 5/1/40	8,695	9,298
5% 9/1/40 (h)	49,000	52,036
5% 9/1/40 (h)	2,000	2,124
5% 9/1/40 (h)	13,000	13,805
5% 9/1/40 (h)(i)	65,000	69,027
5.5% 6/1/33 to 3/1/40	29,741	32,105
5.5% 3/1/40 (h)	1,084	1,161
5.5% 3/1/40 (h)	1,055	1,131
5.5% 9/1/40 (h)(i)	61,000	65,218
5.5% 9/1/40 (h)	77,000	82,324
6% 2/1/23 to 7/1/38	11,647	12,640
6% 9/1/40 (h)	49,000	52,759
6.5% 1/1/36 to 8/1/36	6,274	6,946
6.5% 9/1/40 (h)(i)	41,000	44,632
TOTAL FANNIE MAE		677,265
Freddie Mac - 0.3%
4.5% 7/1/25 to 4/1/40	1,975	2,091
5% 3/1/19 to 6/1/40 (i)	37,825	40,465
5.416% 10/1/35 (n)	327	347
6% 7/1/37	86	94
6% 9/1/40 (h)	6,400	6,879
6.5% 11/1/34 to 3/1/36 (i)	10,584	11,702
TOTAL FREDDIE MAC		61,578
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - 0.3%
4% 2/15/40	$ 27	$ 28
4% 9/1/40 (h)	5,000	5,209
4% 9/1/40 (h)	1,000	1,042
4% 9/1/40 (h)	900	938
4.5% 3/15/39 to 5/15/40	6,898	7,343
4.5% 9/1/40 (h)	6,000	6,364
4.5% 9/1/40 (h)(i)	4,000	4,243
4.5% 9/1/40 (h)(i)	4,000	4,243
4.5% 9/1/40 (h)	1,000	1,062
4.5% 9/1/40 (h)	1,000	1,062
4.5% 10/1/40 (h)	8,000	8,456
5.5% 12/15/31 to 1/15/39	2,239	2,425
6% 2/15/34	14,406	15,858
6.5% 3/15/34	6,751	7,525
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		65,798
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $793,322)		804,641
Asset-Backed Securities - 0.9%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7338% 4/25/35 (n)	1,999	1,148
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0138% 3/25/34 (n)	138	132
Class M2, 1.9138% 3/25/34 (n)	482	314
Series 2005-HE2 Class M2, 0.7138% 4/25/35 (n)	213	190
Series 2006-HE2 Class M3, 0.6038% 5/25/36 (n)	23	1
Series 2006-OP1:
Class M4, 0.6338% 4/25/36 (n)	187	7
Class M5, 0.6538% 4/25/36 (n)	47	1
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.2963% 9/20/13 (n)	709	705
Series 2006-A7 Class A7, 0.2863% 10/20/12 (n)	329	327
Series 2006-C1 Class C1, 0.7463% 10/20/14 (n)	119	22
Series 2007-A1 Class A, 0.3163% 1/20/15 (n)	220	219
Series 2007-A4 Class A4, 0.2963% 4/22/13 (n)	364	362
Ally Master Owner Trust Series 2010-2 Class A, 4.25% 4/15/17 (g)	8,970	9,463
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	$ 80	$ 80
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1 Class D, 5.62% 9/8/14	777	780
Series 2007-2M Class A3, 5.22% 6/8/12	59	59
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9638% 12/25/33 (n)	116	83
Series 2004-R2 Class M3, 0.8138% 4/25/34 (n)	168	19
Series 2005-R2 Class M1, 0.7138% 4/25/35 (n)	2,266	1,758
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.7188% 3/25/34 (n)	53	36
Series 2004-W11 Class M2, 0.9638% 11/25/34 (n)	616	363
Series 2004-W7 Class M1, 0.8138% 5/25/34 (n)	1,600	725
Series 2006-W4 Class A2C, 0.4238% 5/25/36 (n)	1,594	549
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0888% 4/25/34 (n)	2,929	1,760
Series 2006-HE2 Class M1, 0.6338% 3/25/36 (n)	261	19
Axon Financial Funding Ltd. 1.1336% 4/4/17 (d)(g)(n)	6,960	0*
Bear Stearns Asset Backed Securities Trust Series 2006-3 Class A1, 0.4138% 8/25/36 (n)	1,015	992
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.2883% 12/1/41 (n)	1,049	1,048
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5483% 12/26/24 (n)	2,409	2,288
C-BASS Trust Series 2006-CB7 Class A2, 0.3238% 10/25/36 (n)	292	287
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	1,771	1,782
Class C, 5.31% 6/15/12	1,633	1,658
Series 2007-1 Class C, 5.38% 11/15/12	583	609
Capital One Multi-Asset Execution Trust Series 2003-A5 Class A5, 0.5659% 7/15/13 (n)	4,890	4,890
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7163% 7/20/39 (g)(n)	502	100
Class B, 1.0163% 7/20/39 (g)(n)	290	14
Class C, 1.3663% 7/20/39 (g)(n)	372	7
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	641	659
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5638% 7/25/36 (n)	5,102	522
Series 2006-NC2 Class M7, 1.1138% 6/25/36 (n)	467	19
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Carrington Mortgage Loan Trust: - continued
Series 2006-NC4 Class M1, 0.5638% 10/25/36 (n)	$ 3,478	$ 428
Series 2006-RFC1 Class M9, 2.1338% 5/25/36 (n)	205	12
Series 2007-RFC1 Class A3, 0.4038% 12/25/36 (n)	1,978	753
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4463% 5/20/17 (g)(n)	159	142
Series 2005-1A Class A1, 4.67% 5/20/17 (g)	455	460
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (g)	14,250	14,301
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	13,320	13,692
Citigroup Mortgage Loan Trust:
Series 2005-HE4 Class A2C, 0.5338% 10/25/35 (n)	2,595	2,455
Series 2007-AMC4 Class M1, 0.5338% 5/25/37 (n)	840	38
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3238% 6/25/47 (n)	102	98
Series 2007-4 Class A1A, 0.4488% 9/25/37 (n)	635	591
Series 2007-5 Class 2A1, 0.3638% 9/25/47 (n)	6,931	6,494
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (g)	363	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2338% 4/25/34 (n)	175	63
Series 2004-4 Class M2, 1.0588% 6/25/34 (n)	645	338
Series 2005-3 Class MV1, 0.6838% 8/25/35 (n)	1,336	1,258
Series 2005-AB1 Class A2, 0.4738% 8/25/35 (n)	203	197
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (g)	413	420
Series 2007-C Class A3, 5.43% 5/15/12 (g)	63	63
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7759% 5/28/35 (n)	43	32
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4388% 8/25/34 (n)	319	146
Series 2006-3 Class 2A3, 0.4238% 11/25/36 (n)	6,512	2,333
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0888% 3/25/34 (n)	27	7
Series 2005-FF9 Class A3, 0.5438% 10/25/35 (n)	3,347	3,132
Series 2006-FF14 Class A2, 0.3238% 10/25/36 (n)	2,124	2,019
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	564	584
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.8259% 6/15/13 (n)	848	835
Series 2010-1 Class A, 1.9259% 12/15/14 (g)(n)	11,410	11,660
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	$ 71	$ 72
Series 2007-1:
Class A4, 5.03% 2/16/15	485	486
Class C, 5.43% 2/16/15	613	605
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7538% 1/25/35 (n)	1,041	362
Class M4, 0.9438% 1/25/35 (n)	399	44
Series 2006-D Class M1, 0.4938% 11/25/36 (n)	325	11
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6975% 2/25/47 (g)(n)	3,122	2,131
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (g)	1,465	1,172
GE Business Loan Trust:
Series 2003-1 Class A, 0.7059% 4/15/31 (g)(n)	301	265
Series 2006-2A:
Class A, 0.4559% 11/15/34 (g)(n)	1,965	1,582
Class B, 0.5559% 11/15/34 (g)(n)	709	426
Class C, 0.6559% 11/15/34 (g)(n)	1,179	471
Class D, 1.0259% 11/15/34 (g)(n)	448	108
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4259% 9/15/17 (n)	959	945
Goal Capital Funding Trust Series 2007-1 Class C1, 0.9383% 6/25/42 (n)	736	595
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	54	56
Class C, 5.74% 12/15/14	116	118
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9138% 6/25/34 (n)	2,938	1,823
Series 2007-HE1 Class M1, 0.5138% 3/25/47 (n)	1,186	71
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6138% 4/25/36 (n)	223	5
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3438% 5/25/30 (g)(n)	717	186
Series 2006-3:
Class B, 0.6638% 9/25/46 (g)(n)	719	144
Class C, 0.8138% 9/25/46 (g)(n)	1,676	251
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5838% 8/25/33 (n)	458	292
Series 2003-3 Class M1, 1.5538% 8/25/33 (n)	892	617
Series 2003-5 Class A2, 0.9638% 12/25/33 (n)	36	20
Series 2005-5 Class 2A2, 0.5138% 11/25/35 (n)	163	160
Series 2006-1 Class 2A3, 0.4888% 4/25/36 (n)	1,909	1,838
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2006-8 Class 2A1, 0.3138% 3/25/37 (n)	$ 10	$ 10
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5563% 3/20/36 (n)	882	675
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4538% 1/25/37 (n)	1,642	509
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5638% 7/25/36 (n)	3,185	140
Series 2007-CH1:
Class AV4, 0.3938% 11/25/36 (n)	1,641	1,248
Class MV1, 0.4938% 11/25/36 (n)	1,335	747
Series 2007-CH3 Class M1, 0.5638% 3/25/37 (n)	574	31
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.8672% 12/27/29 (n)	914	761
Series 2006-A Class 2C, 1.6872% 3/27/42 (n)	2,909	449
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	2,077	2,114
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3438% 6/25/34 (n)	173	117
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (g)	16	15
Class C, 5.691% 10/20/28 (g)	7	6
Class D, 6.01% 10/20/28 (g)	88	70
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5238% 10/25/36 (n)	589	35
Series 2007-HE1 Class M1, 0.5638% 5/25/37 (n)	861	47
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0138% 7/25/34 (n)	193	84
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	215	217
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9138% 7/25/34 (n)	686	528
Series 2006-FM1 Class A2B, 0.3738% 4/25/37 (n)	2,426	2,104
Series 2006-MLN1 Class A2A, 0.3338% 7/25/37 (n)	26	25
Series 2006-OPT1 Class A1A, 0.5238% 6/25/35 (n)	3,444	2,431
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6038% 8/25/34 (n)	63	42
Series 2005-NC1 Class M1, 0.7038% 1/25/35 (n)	439	225
Series 2005-NC2 Class B1, 1.4338% 3/25/35 (n)	457	54
Series 2007-HE2 Class M1, 0.5138% 1/25/37 (n)	4,086	118
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (p)	$ 2,620	$ 375
Series 2006-1 Class AIO, 5.5% 4/25/11 (p)	413	11
Series 2006-2 Class AIO, 6% 8/25/11 (p)	232	11
Series 2006-3 Class AIO, 7.1% 1/25/12 (p)	371	29
Series 2006-4:
Class A1, 0.2938% 3/25/25 (n)	484	477
Class AIO, 6.35% 2/27/12 (p)	1,181	100
Class D, 1.3638% 5/25/32 (n)	2,225	31
Series 2007-1 Class AIO, 7.27% 4/25/12 (p)	1,587	171
Series 2007-2 Class AIO, 6.7% 7/25/12 (p)	1,351	159
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7738% 9/25/35 (n)	1,566	644
Series 2005-D Class M2, 0.7338% 2/25/36 (n)	857	111
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3838% 3/25/36 (n)	41	41
Ocala Funding LLC Series 2006-1A Class A, 1.6663% 3/20/11 (d)(g)(n)	1,290	477
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3538% 5/25/37 (n)	90	87
Series 2007-6 Class 2A1, 0.3238% 7/25/37 (n)	167	161
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5138% 9/25/34 (n)	585	252
Class M4, 1.7138% 9/25/34 (n)	750	119
Series 2005-WCH1:
Class M2, 0.7838% 1/25/36 (n)	2,624	2,219
Class M3, 0.8238% 1/25/36 (n)	525	337
Class M4, 1.0938% 1/25/36 (n)	1,620	510
Series 2005-WHQ2:
Class M7, 1.5138% 5/25/35 (n)	1,920	28
Class M9, 2.1438% 5/25/35 (n)	1,795	4
Providian Master Note Trust Series 2006-C1A Class C1, 0.8259% 3/15/15 (g)(n)	3,609	3,595
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4938% 12/25/36 (n)	390	15
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3338% 2/25/37 (n)	100	98
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0638% 4/25/33 (n)	6	5
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0588% 3/25/35 (n)	1,836	1,204
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9838% 1/25/36 (n)	$ 96	$ 3
Series 2006-FR4 Class A2A, 0.3438% 8/25/36 (n)	573	266
Series 2007-NC1 Class A2A, 0.3138% 12/25/36 (n)	241	236
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4881% 3/20/19 (g)(n)	928	866
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4871% 6/15/33 (n)	1,396	84
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (g)	655	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4138% 9/25/34 (n)	82	20
Structured Asset Securities Corp. Series 2007-BC4 Class A3, 0.5138% 11/25/37 (n)	7,736	7,335
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3538% 6/25/37 (n)	1,243	1,030
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (g)	1,011	1,016
Swift Master Auto Receivables Trust Series 2007-2 Class A, 0.9259% 10/15/12 (n)	2,863	2,860
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1238% 9/25/34 (n)	32	20
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0936% 4/6/42 (g)(n)	2,136	107
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	455	465
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (g)	97	98
Series 2006-2A:
Class B, 5.29% 6/20/12 (g)	383	385
Class D, 5.54% 12/20/12 (g)	582	592
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (g)	974	0
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7759% 8/15/15 (g)(n)	9,213	9,131
Series 2007-A4A Class A4, 5.2% 10/15/14 (g)	8,635	8,681
Series 2007-A5A Class A5, 1.0259% 10/15/14 (g)(n)	1,190	1,190
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(g)	$ 8	$ 0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2978% 10/25/44 (g)(n)	1,964	648
TOTAL ASSET-BACKED SECURITIES (Cost $167,143)		170,510
Collateralized Mortgage Obligations - 0.8%

Private Sponsor - 0.8%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.9575% 4/12/56 (g)(n)	1,568	941
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6987% 4/10/49 (n)	73	18
Class C, 5.6987% 4/10/49 (n)	194	33
Class D, 5.6987% 4/10/49 (n)	97	14
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (g)	6,633	6,728
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.6145% 1/25/34 (n)	2,020	1,806
Series 2004-1 Class 2A2, 3.6636% 10/25/34 (n)	2,091	1,860
Series 2004-A Class 2A2, 3.5151% 2/25/34 (n)	1,065	938
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (n)	150	133
Class 2A2, 3.0586% 3/25/34 (n)	1,273	1,163
Series 2004-D Class 2A2, 2.9566% 5/25/34 (n)	2,040	1,898
Series 2004-G Class 2A7, 3.195% 8/25/34 (n)	1,808	1,573
Series 2004-H Class 2A1, 3.7091% 9/25/34 (n)	1,650	1,442
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (g)(n)(p)	38,781	3,025
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5438% 1/25/35 (n)	2,534	1,992
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4276% 10/12/41 (g)(n)(p)	4,528	50
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.2363% 2/25/37 (n)	498	477
Series 2007-A2 Class 2A1, 3.4095% 7/25/37 (n)	4,008	3,826
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0914% 12/10/49 (n)	1,314	1,403
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 2.7498% 8/25/34 (n)	1,316	1,225
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Citigroup Mortgage Loan Trust Series 2004-UST1: - continued
Class A4, 2.489% 8/25/34 (n)	$ 1,163	$ 1,103
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (n)	1,468	294
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7759% 7/16/34 (g)(n)	1,314	1,281
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6638% 5/25/33 (n)	15	15
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.8818% 11/25/34 (n)	252	243
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3566% 11/19/37 (n)	62	61
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.9962% 10/25/34 (n)	1,753	1,663
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.6847% 10/18/54 (g)(n)	3,771	3,689
Class C2, 0.9947% 10/18/54 (g)(n)	1,263	1,219
Class M2, 0.7747% 10/18/54 (g)(n)	2,165	2,086
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.8155% 11/20/56 (g)(n)	3,161	2,986
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.9975% 10/11/41 (g)(n)	3,418	3,367
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8163% 12/20/54 (n)	206	89
Series 2006-1A Class C2, 0.8663% 12/20/54 (g)(n)	7,110	3,128
Series 2006-2 Class C1, 0.7363% 12/20/54 (n)	5,920	2,634
Series 2006-3 Class C2, 0.7663% 12/20/54 (n)	1,233	557
Series 2006-4:
Class B1, 0.3563% 12/20/54 (n)	4,556	3,394
Class C1, 0.6463% 12/20/54 (n)	2,785	1,225
Class M1, 0.4363% 12/20/54 (n)	1,198	773
Series 2007-1:
Class 1C1, 0.5663% 12/20/54 (n)	2,417	1,076
Class 1M1, 0.4163% 12/20/54 (n)	1,611	1,031
Class 2C1, 0.6963% 12/20/54 (n)	1,098	489
Class 2M1, 0.5163% 12/20/54 (n)	2,067	1,323
Series 2007-2 Class 2C1, 0.7019% 12/17/54 (n)	2,864	1,246
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9713% 1/20/44 (n)	472	260
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 3.1041% 4/25/35 (n)	$ 725	$ 624
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4866% 5/19/35 (n)	423	265
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (n)	85	87
Class A3, 5.447% 6/12/47 (n)	2,492	2,659
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9219% 8/25/36 (n)	2,355	2,002
Series 2004-A3 Class 4A1, 4.2862% 7/25/34 (n)	1,787	1,733
Series 2004-A5 Class 2A1, 2.8213% 12/25/34 (n)	1,587	1,445
Series 2006-A2 Class 5A1, 3.3347% 11/25/33 (n)	2,787	2,611
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	591	637
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4738% 5/25/47 (n)	1,240	777
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4938% 10/25/36 (n)	545	3
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4338% 2/25/37 (n)	2,080	1,388
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.446% 6/15/22 (g)(n)	273	235
Class C, 0.466% 6/15/22 (g)(n)	1,682	1,430
Class D, 0.476% 6/15/22 (g)(n)	647	537
Class E, 0.486% 6/15/22 (g)(n)	1,035	787
Class F, 0.516% 6/15/22 (g)(n)	1,683	1,195
Class G, 0.586% 6/15/22 (g)(n)	387	263
Class H, 0.606% 6/15/22 (g)(n)	778	490
Class J, 0.646% 6/15/22 (g)(n)	906	480
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.8028% 8/25/34 (n)	1,864	1,769
Series 2005-A2 Class A7, 2.8016% 2/25/35 (n)	1,772	1,633
Series 2006-A6 Class A4, 3.5975% 10/25/33 (n)	1,515	1,356
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (n)	5,626	6,015
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5538% 7/25/35 (n)	2,708	2,135
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5638% 3/25/37 (n)	3,232	223
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.9% 10/25/35 (n)	$ 910	$ 769
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.6434% 7/10/35 (g)(n)	2,080	1,158
Class B6, 3.1434% 7/10/35 (g)(n)	442	216
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	1,143	1,157
Series 2004-SL3 Class A1, 7% 8/25/16	77	75
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7138% 6/25/33 (g)(n)	511	405
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (g)	185	185
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.1948% 7/20/34 (n)	44	23
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3532% 4/25/33 (n)	557	540
Series 2003-20 Class 1A1, 5.5% 7/25/33	495	506
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5288% 9/25/36 (n)	3,593	2,050
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.4488% 7/25/36 (n)	12,939	12,707
Series 2006-5 Class A1, 0.3838% 10/25/46 (n)	5,232	5,128
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.8215% 8/25/33 (n)	943	898
Series 2005-AR3 Class A2, 2.727% 3/25/35 (n)	2,469	2,163
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 2.902% 12/25/34 (n)	849	790
Series 2004-H Class A1, 4.5346% 6/25/34 (n)	1,697	1,630
Series 2004-W Class A9, 2.9891% 11/25/34 (n)	4,976	4,752
Series 2005-AR10 Class 2A2, 2.9141% 6/25/35 (n)	683	658
Series 2005-AR12:
Class 2A5, 2.9082% 7/25/35 (n)	12,260	11,458
Class 2A6, 2.9082% 7/25/35 (n)	575	535
Series 2005-AR2 Class 2A2, 2.8765% 3/25/35 (n)	3,092	2,861
Series 2005-AR3 Class 2A1, 2.9468% 3/25/35 (n)	1,024	923
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $115,380)		150,143
Commercial Mortgage Securities - 2.4%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8128% 2/14/43 (n)	$ 966	$ 1,050
Class A3, 6.8628% 2/14/43 (n)	1,043	1,132
Class A6, 7.1828% 2/14/43 (n)	1,537	1,643
Class PS1, 1.387% 2/14/43 (n)(p)	4,041	119
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7202% 5/10/45 (n)	1,534	1,651
Series 2006-4 Class A1, 5.363% 7/10/46 (n)	281	283
Series 2006-5:
Class A1, 5.185% 9/10/47	582	587
Class A2, 5.317% 9/10/47	5,071	5,313
Class A3, 5.39% 9/10/47	1,832	1,976
Series 2006-6 Class A3, 5.369% 10/10/45	2,628	2,741
Series 2007-2 Class A1, 5.421% 4/10/49	368	379
Series 2007-4 Class A3, 5.811% 2/10/51 (n)	1,310	1,412
Series 2006-6 Class E, 5.619% 10/10/45 (g)	759	138
Series 2007-3:
Class A3, 5.6578% 6/10/49 (n)	2,194	2,351
Class A4, 5.6578% 6/10/49 (n)	2,739	2,756
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	2,878	2,998
Series 2004-2:
Class A3, 4.05% 11/10/38	1,449	1,468
Class A4, 4.153% 11/10/38	1,666	1,722
Series 2004-4 Class A3, 4.128% 7/10/42	82	82
Series 2005-1 Class A3, 4.877% 11/10/42	2,167	2,177
Series 2006-1 Class A1, 5.219% 9/10/45 (n)	980	983
Series 2007-1 Class A2, 5.381% 1/15/49	3,695	3,813
Series 2001-3 Class H, 6.562% 4/11/37 (g)	735	727
Series 2001-PB1:
Class J, 7.166% 5/11/35 (g)	329	317
Class K, 6.15% 5/11/35 (g)	611	550
Series 2003-2 Class XP, 0.307% 3/11/41 (g)(n)(p)	16,244	11
Series 2005-3 Series A3B, 5.09% 7/10/43 (n)	4,082	4,363
Series 2005-6 Class A3, 5.1778% 9/10/47 (n)	2,365	2,443
Series 2007-1 Class B, 5.543% 1/15/49	791	259
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5859% 3/15/22 (g)(n)	564	462
Class D, 0.6359% 3/15/22 (g)(n)	572	446
Class E, 0.6759% 3/15/22 (g)(n)	472	354
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc. floater: - continued
Series 2005-MIB1:
Class F, 0.7459% 3/15/22 (g)(n)	$ 676	$ 473
Class G, 0.8059% 3/15/22 (g)(n)	438	285
Series 2006-BIX1:
Class C, 0.4559% 10/15/19 (g)(n)	844	701
Class D, 0.4859% 10/15/19 (g)(n)	1,031	866
Class E, 0.5159% 10/15/19 (g)(n)	956	792
Class F, 0.5859% 10/15/19 (g)(n)	2,868	2,307
Class G, 0.6059% 10/15/19 (g)(n)	1,350	940
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1138% 12/25/33 (g)(n)	90	53
Series 2004-1:
Class A, 0.6238% 4/25/34 (g)(n)	1,555	1,228
Class B, 2.1638% 4/25/34 (g)(n)	174	87
Class M1, 0.8238% 4/25/34 (g)(n)	140	95
Class M2, 1.4638% 4/25/34 (g)(n)	129	73
Series 2004-2:
Class A, 0.6938% 8/25/34 (g)(n)	1,223	966
Class M1, 0.8438% 8/25/34 (g)(n)	210	133
Series 2004-3:
Class A1, 0.6338% 1/25/35 (g)(n)	2,747	2,143
Class A2, 0.6838% 1/25/35 (g)(n)	394	256
Class M1, 0.7638% 1/25/35 (g)(n)	474	306
Class M2, 1.2638% 1/25/35 (g)(n)	225	140
Series 2005-2A:
Class A1, 0.5738% 8/25/35 (g)(n)	1,994	1,487
Class M1, 0.6938% 8/25/35 (g)(n)	108	62
Class M2, 0.7438% 8/25/35 (g)(n)	179	99
Class M3, 0.7638% 8/25/35 (g)(n)	99	50
Class M4, 0.8738% 8/25/35 (g)(n)	91	43
Series 2005-3A:
Class A1, 0.5838% 11/25/35 (g)(n)	796	592
Class A2, 0.6638% 11/25/35 (g)(n)	717	463
Class M1, 0.7038% 11/25/35 (g)(n)	94	48
Class M2, 0.7538% 11/25/35 (g)(n)	119	56
Class M3, 0.7738% 11/25/35 (g)(n)	107	49
Class M4, 0.8638% 11/25/35 (g)(n)	133	57
Series 2005-4A:
Class A2, 0.6538% 1/25/36 (g)(n)	1,847	1,182
Class B1, 1.6638% 1/25/36 (g)(n)	160	53
Class M1, 0.7138% 1/25/36 (g)(n)	596	310
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M2, 0.7338% 1/25/36 (g)(n)	$ 179	$ 88
Class M3, 0.7638% 1/25/36 (g)(n)	261	120
Class M4, 0.8738% 1/25/36 (g)(n)	144	58
Class M5, 0.9138% 1/25/36 (g)(n)	144	56
Class M6, 0.9638% 1/25/36 (g)(n)	153	55
Series 2006-1:
Class A2, 0.6238% 4/25/36 (g)(n)	282	189
Class M1, 0.6438% 4/25/36 (g)(n)	101	50
Class M2, 0.6638% 4/25/36 (g)(n)	106	51
Class M3, 0.6838% 4/25/36 (g)(n)	92	40
Class M4, 0.7838% 4/25/36 (g)(n)	52	20
Class M5, 0.8238% 4/25/36 (g)(n)	50	19
Class M6, 0.9038% 4/25/36 (g)(n)	100	39
Series 2006-2A:
Class A1, 0.4938% 7/25/36 (g)(n)	4,252	3,285
Class A2, 0.5438% 7/25/36 (g)(n)	253	172
Class B1, 1.1338% 7/25/36 (g)(n)	95	25
Class B3, 2.9638% 7/25/36 (g)(n)	143	26
Class M1, 0.5738% 7/25/36 (g)(n)	265	126
Class M2, 0.5938% 7/25/36 (g)(n)	187	86
Class M3, 0.6138% 7/25/36 (g)(n)	155	64
Class M4, 0.6838% 7/25/36 (g)(n)	105	42
Class M5, 0.7338% 7/25/36 (g)(n)	129	46
Class M6, 0.8038% 7/25/36 (g)(n)	192	60
Series 2006-3A:
Class B1, 1.0638% 10/25/36 (g)(n)	168	34
Class B2, 1.6138% 10/25/36 (g)(n)	121	21
Class B3, 2.8638% 10/25/36 (g)(n)	197	32
Class M4, 0.6938% 10/25/36 (g)(n)	186	59
Class M5, 0.7438% 10/25/36 (g)(n)	223	62
Class M6, 0.8238% 10/25/36 (g)(n)	436	105
Series 2006-4A:
Class A1, 0.4938% 12/25/36 (g)(n)	951	707
Class A2, 0.5338% 12/25/36 (g)(n)	4,649	2,955
Class B1, 0.9638% 12/25/36 (g)(n)	149	36
Class B2, 1.5138% 12/25/36 (g)(n)	152	30
Class B3, 2.7138% 12/25/36 (g)(n)	257	29
Class M1, 0.5538% 12/25/36 (g)(n)	310	145
Class M2, 0.5738% 12/25/36 (g)(n)	206	88
Class M3, 0.6038% 12/25/36 (g)(n)	208	81
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class M4, 0.6638% 12/25/36 (g)(n)	$ 251	$ 89
Class M5, 0.7038% 12/25/36 (g)(n)	229	77
Class M6, 0.7838% 12/25/36 (g)(n)	206	66
Series 2007-1:
Class A2, 0.5338% 3/25/37 (g)(n)	973	613
Class B1, 0.9338% 3/25/37 (g)(n)	312	69
Class B2, 1.4138% 3/25/37 (g)(n)	224	41
Class B3, 3.6138% 3/25/37 (g)(n)	617	93
Class M1, 0.5338% 3/25/37 (g)(n)	272	123
Class M2, 0.5538% 3/25/37 (g)(n)	203	79
Class M3, 0.5838% 3/25/37 (g)(n)	181	64
Class M4, 0.6338% 3/25/37 (g)(n)	147	47
Class M5, 0.6838% 3/25/37 (g)(n)	227	66
Class M6, 0.7638% 3/25/37 (g)(n)	318	78
Series 2007-2A:
Class A1, 0.5338% 7/25/37 (g)(n)	869	608
Class A2, 0.5838% 7/25/37 (g)(n)	815	424
Class B1, 1.8638% 7/25/37 (g)(n)	252	38
Class B2, 2.5138% 7/25/37 (g)(n)	219	33
Class B3, 3.6138% 7/25/37 (g)(n)	246	32
Class M1, 0.6338% 7/25/37 (g)(n)	285	108
Class M2, 0.6738% 7/25/37 (g)(n)	157	47
Class M3, 0.7538% 7/25/37 (g)(n)	158	36
Class M4, 0.9138% 7/25/37 (g)(n)	313	63
Class M5, 1.0138% 7/25/37 (g)(n)	276	47
Class M6, 1.2638% 7/25/37 (g)(n)	351	54
Series 2007-3:
Class A2, 0.5538% 7/25/37 (g)(n)	1,004	613
Class B1, 1.2138% 7/25/37 (g)(n)	223	51
Class B2, 1.8638% 7/25/37 (g)(n)	559	122
Class B3, 4.2638% 7/25/37 (g)(n)	298	61
Class M1, 0.5738% 7/25/37 (g)(n)	200	90
Class M2, 0.6038% 7/25/37 (g)(n)	213	79
Class M3, 0.6338% 7/25/37 (g)(n)	335	108
Class M4, 0.7638% 7/25/37 (g)(n)	527	158
Class M5, 0.8638% 7/25/37 (g)(n)	276	78
Class M6, 1.0638% 7/25/37 (g)(n)	210	50
Series 2007-4A:
Class B1, 2.8138% 9/25/37 (g)(n)	333	33
Class B2, 3.7138% 9/25/37 (g)(n)	1,202	108
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class M1, 1.2138% 9/25/37 (g)(n)	$ 320	$ 86
Class M2, 1.3138% 9/25/37 (g)(n)	320	74
Class M4, 1.8638% 9/25/37 (g)(n)	811	146
Class M5, 2.0138% 9/25/37 (g)(n)	811	122
Class M6, 2.2138% 9/25/37 (g)(n)	815	98
Series 2004-1 Class IO, 1.25% 4/25/34 (g)(p)	3,249	109
Series 2007-5A Class IO, 3.047% 10/25/37 (g)(n)(p)	7,403	800
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7159% 3/15/19 (g)(n)	884	646
Class H, 0.9259% 3/15/19 (g)(n)	595	334
Class J, 1.1259% 3/15/19 (g)(n)	447	241
Series 2007-BBA8:
Class D, 0.5259% 3/15/22 (g)(n)	653	379
Class E, 0.5759% 3/15/22 (g)(n)	3,391	1,865
Class F, 0.6259% 3/15/22 (g)(n)	2,081	1,061
Class G, 0.6759% 3/15/22 (g)(n)	534	256
Class H, 0.8259% 3/15/22 (g)(n)	653	261
Class J, 0.9759% 3/15/22 (g)(n)	653	209
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	463	471
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,314	1,335
Series 2006-T24 Class A1, 4.905% 10/12/41 (n)	1,140	1,160
Series 2007-PW15 Class AAB, 5.315% 2/11/44	3,555	3,845
Series 2007-PW16:
Class A4, 5.7172% 6/11/40 (n)	769	810
Class AAB, 5.7172% 6/11/40 (n)	6,290	6,844
Series 2007-PW17 Class A1, 5.282% 6/11/50	732	747
Series 2007-PW18:
Class A2, 5.613% 6/11/50	430	451
Class A4, 5.7% 6/11/50	5,820	6,175
Series 2007-T26 Class A1, 5.145% 1/12/45 (n)	344	353
Series 2003-PWR2 Class X2, 0.4686% 5/11/39 (g)(n)(p)	10,186	54
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,638	4,916
Series 2006-PW14 Class X2, 0.6529% 12/11/38 (g)(n)(p)	17,806	319
Series 2006-T22 Class A4, 5.4623% 4/12/38 (n)	164	181
Series 2007-PW15 Class A1, 5.016% 2/11/44	343	351
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-PW16:
Class B, 5.7172% 6/11/40 (g)(n)	$ 210	$ 76
Class C, 5.7172% 6/11/40 (g)(n)	175	54
Class D, 5.7172% 6/11/40 (g)(n)	175	46
Series 2007-PW18 Class X2, 0.3206% 6/11/50 (g)(n)(p)	122,743	1,574
Series 2007-T28:
Class A1, 5.422% 9/11/42	193	200
Class X2, 0.1751% 9/11/42 (g)(n)(p)	61,386	479
C-BASS Trust floater Series 2006-SC1 Class A, 0.5338% 5/25/36 (g)(n)	1,015	600
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (g)	1,544	1,664
Class XCL, 2.1172% 5/15/35 (g)(n)(p)	17,125	478
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	57	57
Class F, 7.734% 1/15/32	285	284
Series 2001-245 Class A2, 6.275% 2/12/16 (g)(n)	1,306	1,327
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5819% 8/15/21 (g)(n)	469	411
Class G, 0.6019% 8/15/21 (g)(n)	586	473
Class H, 0.6419% 8/15/21 (g)(n)	468	350
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,115	9,801
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (g)	2,210	2,043
Series 2007-C6:
Class A1, 5.622% 12/10/49 (n)	2,021	2,057
Class A2, 5.6985% 12/10/49 (n)	1,600	1,682
Class A4, 5.6985% 12/10/49 (n)	4,371	4,652
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A1, 4.977% 12/11/49	222	224
Class A2A, 5.237% 12/11/49	1,169	1,202
Class A4, 5.322% 12/11/49	5,943	6,055
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,279	1,352
Class C, 5.476% 12/11/49	2,474	693
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8179% 5/15/46 (n)	$ 1,314	$ 1,405
Series 2006-C1 Class B, 5.359% 8/15/48	3,942	552
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5059% 4/15/17 (g)(n)	2,943	2,502
Class C, 0.5459% 4/15/17 (g)(n)	1,057	867
Class D, 0.5859% 4/15/17 (g)(n)	1,043	813
Class E, 0.6459% 4/15/17 (g)(n)	332	249
Class F, 0.6859% 4/15/17 (g)(n)	188	130
Class G, 0.8259% 4/15/17 (g)(n)	188	119
Class H, 0.8959% 4/15/17 (g)(n)	188	98
Class J, 1.1259% 4/15/17 (g)(n)	144	58
Series 2005-FL11:
Class C, 0.5759% 11/15/17 (g)(n)	1,322	1,216
Class D, 0.6159% 11/15/17 (g)(n)	69	62
Class E, 0.6659% 11/15/17 (g)(n)	244	212
Class F, 0.7259% 11/15/17 (g)(n)	269	221
Class G, 0.7759% 11/15/17 (g)(n)	186	131
Series 2006-FL12 Class AJ, 0.4059% 12/15/20 (g)(n)	1,872	1,554
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (n)	20	20
Series 2006-C8 Class A3, 5.31% 12/10/46	3,744	3,901
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (g)	2,221	2,228
Series 2007-C9 Class A4, 5.8157% 12/10/49 (n)	2,907	3,146
Series 2004-LBN2 Class X2, 0.8492% 3/10/39 (g)(n)(p)	3,746	14
Series 2006-C8:
Class B, 5.44% 12/10/46	2,276	709
Class XP, 0.4814% 12/10/46 (n)(p)	20,642	303
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,596	1,656
Series 2006-C5:
Class A1, 5.297% 12/15/39	77	77
Class AJ, 5.373% 12/15/39	2,661	1,682
Series 2007-C2:
Class A1, 5.269% 1/15/49	26	26
Class A2, 5.448% 1/15/49 (n)	9,295	9,530
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C2:
Class A3, 5.542% 1/15/49 (n)	$ 2,628	$ 2,613
Series 2007-C3:
Class A1, 5.664% 6/15/39 (n)	11	11
Class A4, 5.7223% 6/15/39 (n)	790	784
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,479	7,989
Series 2006-C5 Class ASP, 0.6707% 12/15/39 (n)(p)	13,903	206
Series 2007-C5 Class A4, 5.695% 9/15/40 (n)	1,189	1,187
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6259% 4/15/22 (g)(n)	4,688	1,875
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,314	1,374
Series 2002-CP5 Class A1, 4.106% 12/15/35	137	141
Series 2004-C1:
Class A3, 4.321% 1/15/37	326	330
Class A4, 4.75% 1/15/37	612	638
Series 1998-C1 Class D, 7.17% 5/17/40	74	74
Series 1999-C1 Class E, 7.8879% 9/15/41 (n)	113	113
Series 2001-CK6 Class AX, 0.8793% 8/15/36 (n)(p)	3,503	27
Series 2001-CKN5 Class AX, 1.9642% 9/15/34 (g)(n)(p)	10,547	131
Series 2003-C4 Class ASP, 0.4351% 8/15/36 (g)(n)(p)	12,253	0*
Series 2006-C1 Class A3, 5.5486% 2/15/39 (n)	6,938	7,510
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4259% 2/15/22 (g)(n)	497	333
Class C:
0.4459% 2/15/22 (g)(n)	2,047	1,167
0.5459% 2/15/22 (g)(n)	731	336
Class F, 0.5959% 2/15/22 (g)(n)	1,462	599
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	76	77
Series 2007-C1:
Class ASP, 0.4159% 2/15/40 (n)(p)	24,600	282
Class B, 5.487% 2/15/40 (g)(n)	2,009	241
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	468	474
Class G, 6.936% 3/15/33 (g)	865	865
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	$ 8,890	$ 8,902
Series 2001-1 Class X1, 1.0321% 5/15/33 (g)(n)(p)	12,632	56
Series 2004-C1 Class X2, 1.1164% 11/10/38 (g)(n)(p)	9,947	39
Series 2005-C1 Class B, 4.846% 6/10/48 (n)	375	266
Series 2007-C1 Class XP, 0.2009% 12/10/49 (n)(p)	30,573	191
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.6149% 4/10/40 (g)(n)(p)	10,102	19
Series 2004-C3 Class X2, 0.6312% 12/10/41 (n)(p)	1,709	12
Series 2005-C1 Class X2, 0.6565% 5/10/43 (n)(p)	5,221	51
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.49% 11/5/21 (g)(n)	494	366
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	363	365
Series 2007-GG11:
Class A1, 5.358% 12/10/49	1,517	1,574
Class A2, 5.597% 12/10/49	2,628	2,775
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,820	4,001
Series 2003-C2 Class XP, 0.8232% 1/5/36 (g)(n)(p)	12,071	28
Series 2005-GG3 Class XP, 0.6925% 8/10/42 (g)(n)(p)	24,340	217
Series 2006-GG7 Class A3, 5.8883% 7/10/38 (n)	3,464	3,761
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (g)(p)	31,237	325
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5353% 6/6/20 (g)(n)	66	60
Class D, 0.5753% 6/6/20 (g)(n)	313	271
Class E, 0.6653% 6/6/20 (g)(n)	363	305
Class F, 0.7353% 6/6/20 (g)(n)	916	735
Series 2007-EOP:
Class C, 0.6153% 3/6/20 (g)(n)	1,650	1,469
Class D, 0.6653% 3/6/20 (g)(n)	3,090	2,719
Class F, 0.7753% 3/6/20 (g)(n)	136	118
Class G, 0.8153% 3/6/20 (g)(n)	67	56
Class H, 0.9453% 3/6/20 (g)(n)	62	52
Class J, 1.1453% 3/6/20 (g)(n)	85	71
sequential payer:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (g)	2,064	2,117
Series 2004-GG2 Class A4, 4.964% 8/10/38	407	423
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
Series 2005-GG4 Class XP, 0.7044% 7/10/39 (g)(n)(p)	$ 24,847	$ 296
Series 2006-GG6 Class A2, 5.506% 4/10/38	6,909	7,014
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,971	2,022
Series 2007-GG10:
Class A1, 5.69% 8/10/45	486	501
Class A2, 5.778% 8/10/45	626	651
Class A4, 5.8077% 8/10/45 (n)	7,478	7,729
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 0.9177% 1/15/38 (g)(n)(p)	2,940	12
Series 2004-CB8 Class X2, 1.0321% 1/12/39 (g)(n)(p)	2,939	16
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4459% 11/15/18 (g)(n)	969	678
Class C, 0.4859% 11/15/18 (g)(n)	688	454
Class D, 0.5059% 11/15/18 (g)(n)	306	174
Class E, 0.5559% 11/15/18 (g)(n)	439	246
Class F, 0.6059% 11/15/18 (g)(n)	660	343
Class G, 0.6359% 11/15/18 (g)(n)	571	286
Class H, 0.7759% 11/15/18 (g)(n)	439	193
sequential payer:
Series 2006-CB14 Class A3B, 5.4835% 12/12/44 (n)	3,908	4,170
Series 2006-CB15 Class A3, 5.819% 6/12/43 (n)	1,978	2,104
Series 2006-LDP8 Class A4, 5.399% 5/15/45	837	898
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (n)	624	666
Class A3, 5.336% 5/15/47	548	571
Series 2007-CB19 Class A4, 5.7461% 2/12/49 (n)	4,608	4,833
Series 2007-LD11 Class A2, 5.8025% 6/15/49 (n)	3,689	3,857
Series 2007-LDP10 Class A1, 5.122% 1/15/49	43	44
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,616	3,698
Series 2004-LDP4 Class D, 5.1488% 10/15/42 (n)	1,183	548
Series 2005-CB13 Class E, 5.3519% 1/12/43 (g)(n)	665	62
Series 2005-LDP3 Class A3, 4.959% 8/15/42	9,647	10,000
Series 2006-CB17 Class A3, 5.45% 12/12/43	374	393
Series 2007-CB19:
Class B, 5.7461% 2/12/49 (n)	112	35
Class C, 5.7461% 2/12/49 (n)	294	91
Class D, 5.7461% 2/12/49 (n)	309	91
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (n)	$ 251	$ 75
Class CS, 5.466% 1/15/49 (n)	108	28
Class ES, 5.541% 1/15/49 (g)(n)	679	48
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (g)	542	547
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.9499% 7/15/44 (n)	1,054	1,090
Series 1998-C1 Class D, 6.98% 2/18/30	490	493
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	233	237
Series 2001-C3 Class A1, 6.058% 6/15/20	6	6
Series 2006-C1 Class A2, 5.084% 2/15/31	572	577
Series 2006-C3 Class A1, 5.478% 3/15/32	29	29
Series 2006-C6:
Class A1, 5.23% 9/15/39	134	134
Class A2, 5.262% 9/15/39 (n)	2,293	2,352
Series 2006-C7:
Class A1, 5.279% 11/15/38	97	99
Class A2, 5.3% 11/15/38	1,445	1,490
Class A3, 5.347% 11/15/38	979	1,038
Series 2007-C1:
Class A1, 5.391% 2/15/40 (n)	177	181
Class A4, 5.424% 2/15/40	4,069	4,271
Series 2007-C2 Class A3, 5.43% 2/15/40	2,923	3,011
Series 2000-C5 Class E, 7.29% 12/15/32	92	93
Series 2001-C3 Class B, 6.512% 6/15/36	2,540	2,626
Series 2001-C7 Class D, 6.514% 11/15/33	1,445	1,460
Series 2004-C2 Class XCP, 1.0459% 3/15/36 (g)(n)(p)	22,197	125
Series 2004-C4 Class A2, 4.567% 6/15/29 (n)	190	192
Series 2005-C3 Class XCP, 0.7548% 7/15/40 (n)(p)	4,067	48
Series 2006-C3 Class A3 5.689% 3/15/32	730	772
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (n)(p)	7,469	121
Series 2007-C1:
Class C, 5.533% 2/15/40 (n)	2,891	641
Class D, 5.563% 2/15/40 (n)	526	94
Class E, 5.582% 2/15/40 (n)	263	40
Class XCP, 0.3203% 2/15/40 (n)(p)	3,002	35
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2007-C6 Class A4, 5.858% 7/15/40 (n)	$ 1,642	$ 1,694
Series 2007-C7:
Class A3, 5.866% 9/15/45	4,297	4,502
Class XCP, 0.2905% 9/15/45 (n)(p)	103,131	1,130
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (g)	376	384
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5059% 9/15/21 (g)(n)	421	323
Class E, 0.5659% 9/15/21 (g)(n)	1,518	1,151
Class F, 0.6159% 9/15/21 (g)(n)	1,255	936
Class G, 0.6359% 9/15/21 (g)(n)	2,478	1,716
Class H, 0.6759% 9/15/21 (g)(n)	639	279
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	2,332	2,469
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	224	225
Series 2007-C1 Class A1, 4.533% 6/12/50	382	385
Series 2005-CKI1 Class A3, 5.2324% 11/12/37 (n)	2,158	2,230
Series 2005-LC1 Class F, 5.3777% 1/12/44 (g)(n)	1,143	424
Series 2006-C1 Class A2, 5.6099% 5/12/39 (n)	1,853	1,955
Series 2007-C1 Class A4, 5.826% 6/12/50 (n)	4,974	5,332
Series 2008-C1 Class A4, 5.69% 2/12/51	2,805	2,974
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4625% 12/12/49 (n)	612	595
sequential payer:
Series 2006-1 CLass A3, 5.4664% 2/12/39 (n)	1,398	1,469
Series 2006-4 Class ASB, 5.133% 12/12/49 (n)	1,129	1,211
Series 2007-5:
Class A1, 4.275% 8/12/48	33	33
Class A3, 5.364% 8/12/48	512	524
Class A4, 5.378% 8/12/48	53	52
Class B, 5.479% 2/12/17	3,942	694
Series 2007-6:
Class A1, 5.175% 3/12/51	69	70
Class A4, 5.485% 3/12/51 (n)	10,897	10,860
Series 2007-7 Class A4, 5.7485% 6/12/50 (n)	4,599	4,622
Series 2007-8 Class A1, 4.622% 8/12/49	323	330
Series 2006-4 Class XP, 0.6254% 12/12/49 (n)(p)	29,164	530
Series 2007-6 Class B, 5.635% 3/12/51 (n)	1,314	392
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2007-7 Class B, 5.75% 6/12/50	$ 114	$ 19
Series 2007-8 Class A3, 5.9564% 8/12/49 (n)	1,133	1,218
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.472% 7/15/19 (g)(n)	903	113
Class F, 0.592% 7/15/19 (g)(n)	1,265	1,151
Class G, 0.632% 7/15/19 (g)(n)	719	518
Series 2007-XCLA Class A1, 0.472% 7/17/17 (g)(n)	2,780	1,529
Series 2007-XLCA Class B, 0.772% 7/17/17 (g)(n)	2,413	169
Series 2007-XLFA:
Class C, 0.432% 10/15/20 (g)(n)	754	320
Class D, 0.462% 10/15/20 (g)(n)	732	165
Class E, 0.522% 10/15/20 (g)(n)	916	115
Class F, 0.572% 10/15/20 (g)(n)	550	55
Class G, 0.612% 10/15/20 (g)(n)	680	51
Class H, 0.702% 10/15/20 (g)(n)	428	11
Class J, 0.852% 10/15/20 (g)(n)	488	12
Class MHRO, 0.962% 10/15/20 (g)(n)	541	108
Class MJPM, 1.272% 10/15/20 (g)(n)	165	124
Class MSTR, 0.972% 10/15/20 (g)(n)	308	62
Class NHRO, 1.162% 10/15/20 (g)(n)	819	115
Class NSTR, 1.122% 10/15/20 (g)(n)	284	40
sequential payer:
Series 2003-IQ5 Class X2, 0.8727% 4/15/38 (g)(n)(p)	4,046	33
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,951	2,021
Series 2006-HQ10 Class A1, 5.131% 11/12/41	205	207
Series 2006-T23 Class A1, 5.682% 8/12/41	385	390
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	299	305
Class A31, 5.439% 2/12/44 (n)	666	701
Series 2007-IQ13 Class A1, 5.05% 3/15/44	304	309
Series 2007-IQ14 Class A1, 5.38% 4/15/49	784	806
Series 2007-T25:
Class A1, 5.391% 11/12/49	264	271
Class A2, 5.507% 11/12/49	1,292	1,410
Series 2003-IQ6 Class X2, 0.5807% 12/15/41 (g)(n)(p)	8,502	62
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2005-IQ9 Class X2, 1.0854% 7/15/56 (g)(n)(p)	$ 14,622	$ 208
Series 2006-HQ10 Class X2, 0.4996% 11/12/41 (g)(n)(p)	10,220	111
Series 2006-HQ8 Class A3, 5.4379% 3/12/44 (n)	2,038	2,090
Series 2006-HQ9 Class B, 5.832% 7/12/44 (n)	1,950	1,443
Series 2006-IQ11:
Class A3, 5.7325% 10/15/42 (n)	2,181	2,327
Class A4, 5.7685% 10/15/42 (n)	394	438
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,314	329
Series 2006-T23 Class A3, 5.8072% 8/12/41 (n)	671	723
Series 2007-HQ11 Class B, 5.538% 2/20/44 (n)	2,383	858
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (n)	1,971	2,001
Class AAB, 5.654% 4/15/49	3,520	3,763
Class B, 5.7249% 4/15/49 (n)	323	78
Series 2007-XLC1:
Class C, 0.872% 7/17/17 (g)(n)	3,251	81
Class D, 0.972% 7/17/17 (g)(n)	1,529	38
Class E, 1.072% 7/17/17 (g)(n)	1,242	31
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	13	13
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	401	401
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	148	154
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (g)	1,117	1,139
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4759% 1/15/18 (g)(n)	1,401	1,393
Series 2006-WL7A:
Class E, 0.5519% 9/15/21 (g)(n)	1,791	1,062
Class F, 0.6119% 8/11/18 (g)(n)	2,061	861
Class G, 0.6319% 8/11/18 (g)(n)	1,953	793
Class J, 0.8719% 8/11/18 (g)(n)	434	111
Series 2007-WHL8:
Class AP1, 0.9759% 6/15/20 (g)(n)	142	78
Class AP2, 1.0759% 6/15/20 (g)(n)	237	118
Class F, 0.7559% 6/15/20 (g)(n)	4,581	1,145
Class LXR1, 0.9759% 6/15/20 (g)(n)	162	97
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Class LXR2, 1.0759% 6/15/20 (g)(n)	$ 3,121	$ 1,561
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	77	77
Series 2003-C7 Class A1, 4.241% 10/15/35 (g)	2,357	2,377
Series 2003-C8 Class A3, 4.445% 11/15/35	5,722	5,852
Series 2006-C27 Class A2, 5.624% 7/15/45	1,174	1,203
Series 2006-C29:
Class A1, 5.11% 11/15/48	634	642
Class A3, 5.313% 11/15/48	3,490	3,716
Series 2007-C30:
Class A1, 5.031% 12/15/43	90	91
Class A3, 5.246% 12/15/43	1,128	1,138
Class A4, 5.305% 12/15/43	386	385
Class A5, 5.342% 12/15/43	1,406	1,370
Series 2007-C31:
Class A1, 5.14% 4/15/47	142	143
Class A4, 5.509% 4/15/47	2,970	2,938
Series 2007-C32:
Class A2, 5.735% 6/15/49 (n)	4,582	4,768
Class A3, 5.74% 6/15/49 (n)	2,231	2,222
Series 2003-C6 Class G, 5.125% 8/15/35 (g)(n)	624	589
Series 2003-C8 Class XP, 0.1813% 11/15/35 (g)(n)(p)	3,805	4
Series 2003-C9 Class XP, 0.4499% 12/15/35 (g)(n)(p)	5,327	7
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (g)(n)	1,010	939
Class 180B, 5.3979% 10/15/41 (g)(n)	460	414
Series 2005-C19 Class B, 4.892% 5/15/44	1,314	1,074
Series 2005-C22:
Class B, 5.3598% 12/15/44 (n)	2,914	2,002
Class F, 5.3598% 12/15/44 (g)(n)	2,191	876
Series 2006-C23 Class A5, 5.416% 1/15/45 (n)	7,210	7,838
Series 2006-C29 Class E, 5.516% 11/15/48 (n)	1,314	407
Series 2007-C30:
Class C, 5.483% 12/15/43 (n)	3,942	654
Class D, 5.513% 12/15/43 (n)	2,102	180
Class XP, 0.4367% 12/15/43 (g)(n)(p)	15,134	207
Series 2007-C31 Class C, 5.6935% 4/15/47 (n)	361	77
Series 2007-C31A Class A2, 5.421% 4/15/47	8,470	8,768
Series 2007-C32:
Class D, 5.74% 6/15/49 (n)	987	197
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C32:
Class E, 5.74% 6/15/49 (n)	$ 1,556	$ 266
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.902% 2/15/51 (n)	870	881
Series 2007-C33 Class B, 5.902% 2/15/51 (n)	2,209	721
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $376,215)		456,481
Municipal Securities - 0.1%

California Gen. Oblig.:
6.2% 3/1/19	3,800	4,125
7.5% 4/1/34	4,700	5,276
7.55% 4/1/39	6,151	6,987
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15	5,980	6,099
TOTAL MUNICIPAL SECURITIES (Cost $20,809)		22,487
Foreign Government and Government Agency Obligations - 0.0%

Brazilian Federative Republic 4.875% 1/22/21	2,860	3,067
Chilean Republic 7.125% 1/11/12	2,462	2,649
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,518)		5,716
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $181)	196	211
Bank Notes - 0.0%

National City Bank, Cleveland 0.6384% 3/1/13 (n) (Cost $684)	790	767
Preferred Securities - 0.0%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (n)	$ 851	$ 711
MUFG Capital Finance 1 Ltd. 6.346% (n)	2,706	2,715
		3,426
TOTAL PREFERRED SECURITIES (Cost $2,130)		3,426
Fixed-Income Funds - 11.1%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (o)	5,926,735	647,022
Fidelity High Income Central Fund 2 (o)	4,120,389	434,289
Fidelity Mortgage Backed Securities Central Fund (o)	10,217,643	1,083,888
TOTAL FIXED-INCOME FUNDS (Cost $2,011,726)		2,165,199
Money Market Funds - 6.2%

Fidelity Cash Central Fund, 0.24% (b)	1,091,253,834	1,091,254
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	122,023,197	122,023
TOTAL MONEY MARKET FUNDS (Cost $1,213,277)		1,213,277
Cash Equivalents - 1.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at:
0.24%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) #	$ 5,397	5,397
0.25%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) # (c)	207,001	207,000
TOTAL CASH EQUIVALENTS (Cost $212,397)		212,397
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $19,486,912)		20,469,467
NET OTHER ASSETS (LIABILITIES) - (5.2)%		(1,013,529)
NET ASSETS - 100%		$ 19,455,938
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,630 CME E-mini S&P 500 Index Contracts	Sept. 2010	$ 85,436	$ (1,515)

The face value of futures purchased as a percentage of net assets is 0.4%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $3,214,750) (m)

	Sept. 2037	$ 12,741	$ (11,947)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,992,000) (m)	Sept. 2037	10,376	(9,729)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $407,250) (m)	Sept. 2037	1,373	(1,288)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,992,000) (m)	Sept. 2037	10,376	(9,729)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,882,000) (m)

	Sept. 2037	$ 9,995	$ (9,372)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,558,750) (m)	Sept. 2037	8,774	(8,227)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-C) (l)	Dec. 2034	613	(598)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (l)	Oct. 2034	489	(479)
Receive monthly notional amount multiplied by 2.6% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (l)	Oct. 2034	489	(479)
Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35 (Rating-C) (l)	June 2035	787	(722)
		$ 56,013	$ (52,570)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $432,285,000 or 2.2% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $11,399,000.
(k) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $58,180,000.

(l) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(m) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/ performance risk. In addition, the swap representsa contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(n) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(o) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(p) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,179,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Concho Resources, Inc.	7/20/10	$ 5,324
* Amount represents less than $1,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$5,397,000 due 9/01/10 at 0.24%
BNP Paribas Securities Corp.	$ 2,359
Banc of America Securities LLC	884
Barclays Capital, Inc.	2,154
$ 5,397
$207,000,000 due 9/01/10 at 0.25%
Deutsche Bank Securities, Inc.	$ 207,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,113
Fidelity Corporate Bond 1-10 Year Central Fund	38,397
Fidelity High Income Central Fund 2	32,280
Fidelity Mortgage Backed Securities Central Fund	63,416
Fidelity Securities Lending Cash Central Fund	1,092
Total	$ 137,298
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 718,362	$ -	$ 125,183	$ 647,022	31.3%
Fidelity High Income Central Fund 2	381,730	136,238	126,737	434,289	81.7%
Fidelity Mortgage Backed Securities Central Fund	1,664,079	63,415	710,350	1,083,888	15.4%
Total	$ 2,764,171	$ 199,653	$ 962,270	$ 2,165,199
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ellora Energy, Inc.	$ 9,717	$ -	$ -	$ -	$ -
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,173,053	$ 1,173,053	$ -	$ -
Consumer Staples	1,263,495	1,263,495	-	-
Energy	1,229,316	1,217,017	11,259	1,040
Financials	1,711,940	1,656,846	43,852	11,242
Health Care	1,258,871	1,229,979	28,892	-
Industrials	1,198,927	1,198,927	-	-
Information Technology	2,114,521	2,114,521	-	-
Materials	396,399	386,726	9,673	-
Telecommunication Services	383,867	372,086	11,781	-
Utilities	439,031	425,666	13,365	-
Corporate Bonds	1,375,975	-	1,375,975	-
U.S. Government and Government Agency Obligations	2,718,817	-	2,718,817	-
U.S. Government Agency - Mortgage Securities	804,641	-	804,641	-
Asset-Backed Securities	170,510	-	140,000	30,510
Collateralized Mortgage Obligations	150,143	-	141,569	8,574
Commercial Mortgage Securities	456,481	-	411,736	44,745
Municipal Securities	22,487	-	22,487	-
Foreign Government and Government Agency Obligations	5,716	-	5,716	-
Supranational Obligations	211	-	211	-
Bank Notes	767	-	767	-
Preferred Securities	3,426	-	3,426	-
Fixed-Income Funds	2,165,199	2,165,199	-	-
Money Market Funds	1,213,277	1,213,277	-	-
Cash Equivalents	212,397	-	212,397	-
Total Investments in Securities:	$ 20,469,467	$ 14,416,792	$ 5,956,564	$ 96,111
Other Information - continued
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,515)	$ (1,515)	$ -	$ -
Swap Agreements	(52,570)	-	(50,292)	(2,278)
Total Liabilities	$ (54,085)	$ (1,515)	$ (50,292)	$ (2,278)
Total Derivative Instruments:	$ (54,085)	$ (1,515)	$ (50,292)	$ (2,278)
Other Financial Instruments:
Forward Commitments	$ (97)	$ -	$ (97)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 97,049
Total Realized Gain (Loss)	5,641
Total Unrealized Gain (Loss)	23,397
Cost of Purchases	11,747
Proceeds of Sales	(40,532)
Amortization/Accretion	2,155
Transfers in to Level 3	30,214
Transfers out of Level 3	(33,560)
Ending Balance	$ 96,111
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 24,110
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (4,273)
Total Unrealized Gain (Loss)	1,995
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (2,278)
Realized gain (loss) on Swap Agreements for the period	$ (1,929)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at August 31, 2010	$ 1,995

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swap Agreements (b)	$ -	$ (52,570)
Equity Risk
Futures Contracts (a)	-	(1,515)
Total Value of Derivatives	$ -	$ (54,085)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	26.2%
AAA,AA,A	8.4%
BBB	4.8%
BB	1.1%
B	1.3%
CCC,CC,C	0.5%
D	0.0%*
Not Rated	0.1%
Equities	57.8%
Short-Term Investments and Net Other Assets	(0.2)%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Other Information - continued
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	90.1%
United Kingdom	1.8%
Canada	1.1%
Others (Individually Less Than 1%)	7.0%
100.0%
Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $2,806,902,000 of which $1,905,192,000 and $901,710,000 will expire on August 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2010
Assets
Investment in securities, at value (including securities loaned of $119,157 and repurchase agreements of $212,397) - See accompanying schedule: Unaffiliated issuers (cost $16,261,909)	$ 17,090,991
Fidelity Central Funds (cost $3,225,003)	3,378,476
Total Investments (cost $19,486,912)		$ 20,469,467
Commitment to sell securities on a delayed delivery basis	(114,781)
Receivable for securities sold on a delayed delivery basis	114,684	(97)
Cash		1,248
Foreign currency held at value (cost $120)		118
Receivable for investments sold Regular delivery		96,998
Delayed delivery		45
Receivable for swap agreements		13
Receivable for fund shares sold		9,426
Dividends receivable		33,372
Interest receivable		36,416
Distributions receivable from Fidelity Central Funds		9,613
Receivable for daily variation on futures contracts		346
Other receivables		1,093
Total assets		20,658,058
Liabilities
Payable for investments purchased Regular delivery	$ 147,614
Delayed delivery	606,542
Payable for swap agreements	844
Payable for fund shares redeemed	52,966
Unrealized depreciation on swap agreements	52,570
Accrued management fee	6,828
Other affiliated payables	3,059
Other payables and accrued expenses	2,674
Collateral on securities loaned, at value	329,023
Total liabilities		1,202,120
Net Assets		$ 19,455,938
Net Assets consist of:
Paid in capital		$ 21,532,961
Undistributed net investment income		107,158
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,116,745)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		932,564
Net Assets		$ 19,455,938

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2010

Balanced: Net Asset Value, offering price and redemption price per share ($16,763,675 ÷ 1,030,412 shares)	$ 16.27

Class K: Net Asset Value, offering price and redemption price per share ($2,692,263 ÷ 165,473 shares)	$ 16.27

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2010

Investment Income
Dividends		$ 199,506
Interest		225,566
Income from Fidelity Central Funds		137,298
Total income		562,370

Expenses
Management fee	$ 82,505
Transfer agent fees	36,390
Accounting and security lending fees	2,012
Custodian fees and expenses	534
Independent trustees' compensation	117
Registration fees	167
Audit	176
Legal	121
Interest	1
Miscellaneous	335
Total expenses before reductions	122,358
Expense reductions	(2,473)	119,885
Net investment income (loss)		442,485
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	924,808
Fidelity Central Funds	39,513
Capital gain distributions from Fidelity Central Funds	3
Foreign currency transactions	(890)
Futures contracts	4,012
Swap agreements	58,131
Total net realized gain (loss)		1,025,577
Change in net unrealized appreciation (depreciation) on: Investment securities	95,994
Assets and liabilities in foreign currencies	(5)
Futures contracts	(8,901)
Swap agreements	(10,145)
Delayed delivery commitments	4,716
Total change in net unrealized appreciation (depreciation)		81,659
Net gain (loss)		1,107,236
Net increase (decrease) in net assets resulting from operations		$ 1,549,721

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 442,485	$ 498,831
Net realized gain (loss)	1,025,577	(4,149,235)
Change in net unrealized appreciation (depreciation)	81,659	483,773
Net increase (decrease) in net assets resulting from operations	1,549,721	(3,166,631)
Distributions to shareholders from net investment income	(443,230)	(489,550)
Distributions to shareholders from net realized gain	(12,403)	(41,988)
Total distributions	(455,633)	(531,538)
Share transactions - net increase (decrease)	(876,720)	(2,443,125)
Total increase (decrease) in net assets	217,368	(6,141,294)

Net Assets
Beginning of period	19,238,570	25,379,864
End of period (including undistributed net investment income of $107,158 and undistributed net investment income of $116,674, respectively)	$ 19,455,938	$ 19,238,570

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Balanced

Years ended August 31,	2010	2009	2008	2007	2006 J	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.40	$ 17.71	$ 20.66	$ 19.56	$ 19.16	$ 18.73
Income from Investment Operations
Net investment income (loss) D	.36	.38	.42	.44	.04	.36
Net realized and unrealized gain (loss)	.88	(2.29)	(1.76)	2.13	.36	1.01
Total from investment operations	1.24	(1.91)	(1.34)	2.57	.40	1.37
Distributions from net investment income	(.36)	(.37)	(.43)	(.43)	-	(.31)
Distributions from net realized gain	(.01)	(.03)	(1.18)	(1.04)	-	(.63)
Total distributions	(.37)	(.40)	(1.61)	(1.47)	-	(.94)
Net asset value, end of period	$ 16.27	$ 15.40	$ 17.71	$ 20.66	$ 19.56	$ 19.16
Total Return B,C	8.06%	(10.48)%	(7.28)%	13.96%	2.09%	7.54%
Ratios to Average Net Assets E,G
Expenses before reductions	.62%	.68%	.61%	.61%	.64% A	.64%
Expenses net of fee waivers, if any	.62%	.68%	.61%	.61%	.64% A	.64%
Expenses net of all reductions	.61%	.68%	.61%	.60%	.63% A	.63%
Net investment income (loss)	2.18%	2.78%	2.22%	2.20%	2.35% A	1.90%
Supplemental Data
Net assets, end of period (in millions)	$ 16,764	$ 17,225	$ 25,363	$ 26,191	$ 20,350	$ 19,800
Portfolio turnover rate F	122%	198% I	73% I	89% I	65% A	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the period ended July 31.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

J For the one month period ended August 31. The fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended August 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.40	$ 17.72	$ 19.12
Income from Investment Operations
Net investment income (loss) D	.38	.40	.12
Net realized and unrealized gain (loss)	.88	(2.29)	(1.41)
Total from investment operations	1.26	(1.89)	(1.29)
Distributions from net investment income	(.38)	(.40)	(.11)
Distributions from net realized gain	(.01)	(.03)	-
Total distributions	(.39)	(.43)	(.11)
Net asset value, end of period	$ 16.27	$ 15.40	$ 17.72
Total Return B,C	8.23%	(10.33)%	(6.74)%
Ratios to Average Net Assets E,H
Expenses before reductions	.48%	.50%	.48% A
Expenses net of fee waivers, if any	.48%	.50%	.48% A
Expenses net of all reductions	.47%	.50%	.48% A
Net investment income (loss)	2.32%	2.96%	2.45% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,692	$ 2,014	$ 17
Portfolio turnover rate F	122%	198% I	73% I,J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Loans and Direct Debt Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the other Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to future transactions, swap agreements, short-term gain distributions from the Fidelity Central Funds, financing transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustee compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,483,247
Gross unrealized depreciation	(800,692)
Net unrealized appreciation (depreciation)	$ 682,555

Tax Cost	$ 19,786,912

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 96,293
Capital loss carryforward	$ (2,806,902)
Net unrealized appreciation (depreciation)	$ 633,975

The tax character of distributions paid was as follows:

	August 31, 2010	August 31, 2009
Ordinary Income	$ 455,633	$ 489,550
Long-term Capital Gains	-	41,988
Total	$ 455,633	$ 531,538

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Annual Report

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	(13,187)	14,910
Equity Risk
Futures Contracts	4,012	(8,901)
Interest Rate Risk
Swap Agreements	71,318	(25,055)
Totals (a)(b)(c)	$ 62,143	$ (19,046)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is repre- sentative of activity for the period.

(b) Total derivatives net realized gain (loss) included in the Statement of Operations is comprised of $4,012 for futures contracts and $58,131 for swap agreements.

(c) Total derivatives change in net unrealized appreciation (depreciation) included in the Statement of Operations is comprised of $(8,901) for futures contracts and $(10,145) for swap agreements.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Futures Contracts - continued

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss may include credit risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

Annual Report

5. Derivative Instruments - continued

Credit Default Swaps - continued

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $56,013 representing 0.29% of net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $15,926,609 and $17,765,288, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .41% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Balanced. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Balanced	35,111.20
Class K	1,279.05
	$ 36,390

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $425 for the period.

Annual Report

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $80 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio during the period, presented in the Statement of Operations as a component of interest income, amounted to $27. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $1,092.

10. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $29,545. The weighted average interest rate was .63%. The interest expense amounted to $1 under the bank borrowing program. At period end, there were no bank borrowings outstanding.
Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,473 for the period.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2010	2009
From net investment income
Balanced	$ 388,939	$ 462,638
Class K	54,291	26,912
Total	$ 443,230	$ 489,550
From net realized gain
Balanced	$ 11,043	$ 41,697
Class K	1,360	291
Total	$ 12,403	$ 41,988

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2010	2009	2010	2009
Balanced
Shares sold	132,638	186,943	$ 2,182,039	$ 2,575,200
Conversion to Class K	-	(137,572)	-	(1,830,281)
Reinvestment of distributions	23,996	35,595	389,758	492,467
Shares redeemed	(244,641)	(398,474)	(4,025,346)	(5,418,815)
Net increase (decrease)	(88,007)	(313,508)	$ (1,453,549)	$ (4,181,429)
Class K
Shares sold	63,190	17,542	$ 1,045,364	$ 236,617
Conversion from Balanced	-	137,546	-	1,830,281
Reinvestment of distributions	3,419	2,041	55,651	27,203
Shares redeemed	(31,877)	(27,356)	(524,186)	(355,797)
Net increase (decrease)	34,732	129,773	$ 576,829	$ 1,738,304

14. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Balanced Fund (a fund of Fidelity Puritan Trust) at August 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Balanced Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 21, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 221 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Edward C. Johnson 3d is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Edward C. Johnson 3d (80)

Year of Election or Appointment: 1984

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, Inc. (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (45)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investments Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Balanced Fund voted to pay on October 18, 2010, to shareholders of record at the opening of business on October 15, 2010, a distribution of $0.008 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.101 per share from net investment income.

A total of 6.44% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Balanced designates $196,979,571 of distributions paid during the period January 1, 2010 to August 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Balanced designates 7%, 35%, 58% and 58% of the dividends distributed in October, December, April and July, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Balanced designates 9%, 39%, 67% and 68% of the dividends distributed in October, December, April and July, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Balanced Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the first quartile for the one- and five-year periods and the third quartile for the three-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Balanced Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

BAL-UANN-1010
1.789243.107

Fidelity®

Balanced

Fund -
Class K

Annual Report

August 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2010	Past 1 year	Past 5 years	Past 10 years
Class K A	8.23%	2.33%	4.69%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity Balanced Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Balanced Fund - Class K on August 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. The initial offering of Class K took place on May 9, 2008. See above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks delivered positive returns for the year ending August 31, 2010, despite volatility and risk aversion during the second half of the period. An impressive bull run continued through 2009, but early in the new year stocks fell sharply amid concerns about the global economic recovery. After this brief dip, markets regained their upward momentum due to government stimulus, encouraging corporate earnings reports, improved credit conditions and rising consumer confidence. Positive news continued through mid-April, but heightened concern about the European debt crisis sparked an abrupt sell-off in May. Although the market's malaise continued through June, stocks saw solid gains in July, and then retreated again in August. For the full 12 months, the Dow Jones Industrial AverageSM rose 8.39%, while the S&P 500® Index was up 4.91% and the technology-laden Nasdaq Composite® Index returned 6.17%. Fixed-income markets performed well, largely bolstered by investors' flight to quality in the spring. The Barclays Capital U.S. Aggregate Bond Index, a broad measure of the investment-grade debt universe, gained 9.18%. As a result of investors' thirst for yield, high-yield bonds were among the strongest-performing asset classes during the period, with The BofA Merrill Lynch US High Yield Constrained IndexSM rising 21.92%.

Comments from Robert Stansky, Head of Fidelity's Multi-Manager Group, which manages Fidelity® Balanced Fund: For the year, the fund's Class K shares returned 8.23%, ahead of the 7.00% gain of the Fidelity Balanced Hybrid Composite Index, a hypothetical blend of the total returns of the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index, using weightings of 60% and 40%, respectively. Contributions came from the equity and investment-grade bond subportfolios and an out-of-index stake in high-yield bonds. Strong security selection in investment-grade bonds and several equity sectors - technology, telecom and health care - more than offset the negative impact of our equity market selection, most notably in technology and financials. Top individual contributors included underweighting Exxon Mobil stock, which fell during the period, as well as SanDisk, a maker of flash memory. Detractors included a lower-than-index stake in Apple shares, which rose on a string of successful product launches. Overweighting semiconductor firm Applied Materials hurt, as did underweighting Verizon Communications. The investment-grade bond subportfolio outpaced its benchmark, fueled by an emphasis on higher-yielding spread sectors such as corporate bonds.

Note to shareholders: Nathan Strik became Co-Manager of the fund's energy sector investments on January 11, 2010.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Balanced	.62%
Actual		$ 1,000.00	$ 1,004.10	$ 3.13
Hypothetical A		$ 1,000.00	$ 1,022.08	$ 3.16
Class K	.48%
Actual		$ 1,000.00	$ 1,004.80	$ 2.43
Hypothetical A		$ 1,000.00	$ 1,022.79	$ 2.45

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.7	0.2
Microsoft Corp.	1.2	1.8
JPMorgan Chase & Co.	1.0	1.6
The Coca-Cola Co.	1.0	0.6
General Electric Co.	1.0	0.8
	5.9
Top Five Bond Issuers as of August 31, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	14.2	7.5
Fannie Mae	8.7	7.8
Government National Mortgage Association	1.6	2.0
Freddie Mac	1.2	1.6
Citigroup, Inc.	0.5	0.5
	26.2
Top Five Market Sectors as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	13.6	14.8
Information Technology	11.1	11.3
Energy	7.9	8.1
Consumer Discretionary	7.4	6.9
Consumer Staples	7.1	7.5
Asset Allocation (% of fund's net assets)
As of August 31, 2010*	As of February 28, 2010**
Stocks and Equity Futures 57.8%	Stocks and Equity Futures 59.0%
Bonds 42.6%	Bonds 43.2%
Convertible Securities 0.0%	Convertible Securities 0.1%
Other Investments 0.3%	Other Investments 0.3%
Short-Term Investments and Net Other Assets † (0.7)%	Short-Term Investments and Net Other Assets † (2.6)%

* Foreign investments	9.9%	** Foreign investments	10.4%
† Short-Term Investments and Net Other Assets are not included in the pie chart.

Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable. A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Annual Report

Investments August 31, 2010

Showing Percentage of Net Assets

Common Stocks - 57.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.9%
Auto Components - 0.2%
Johnson Controls, Inc.	1,251,200	$ 33,194
TRW Automotive Holdings Corp. (a)	338,969	11,783
		44,977
Automobiles - 0.4%
BYD Co. Ltd. (H Shares) (f)	1,189,500	6,851
Daimler AG (United States) (a)	271,800	13,101
Ford Motor Co. (a)	3,277,452	37,002
Harley-Davidson, Inc.	725,800	17,651
Toyota Motor Corp. sponsored ADR	134,800	9,145
		83,750
Distributors - 0.1%
Li & Fung Ltd.	2,713,000	13,741
Hotels, Restaurants & Leisure - 1.1%
Darden Restaurants, Inc.	326,802	13,484
Las Vegas Sands Corp. (a)(f)	580,900	16,457
Marriott International, Inc. Class A	688,500	22,039
McDonald's Corp.	1,493,900	109,144
Royal Caribbean Cruises Ltd. (a)	417,200	10,246
Starwood Hotels & Resorts Worldwide, Inc.	619,300	28,940
Yum! Brands, Inc.	152,100	6,343
		206,653
Household Durables - 0.2%
D.R. Horton, Inc.	1,083,700	11,119
M.D.C. Holdings, Inc.	378,961	10,088
Stanley Black & Decker, Inc.	304,787	16,349
		37,556
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	363,900	45,426
Expedia, Inc.	1,734,540	39,652
Rakuten, Inc.	9,727	7,363
		92,441
Leisure Equipment & Products - 0.0%
Brunswick Corp.	500,453	6,361
Eastman Kodak Co. (a)(f)	1,298,600	4,532
		10,893
Media - 1.8%
DIRECTV (a)	1,707,500	64,748
DreamWorks Animation SKG, Inc. Class A (a)	317,469	9,407
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Lamar Advertising Co. Class A (a)	224,451	$ 5,883
Liberty Global, Inc. Class A (a)	504,907	13,895
Naspers Ltd. Class N	187,200	7,556
The Walt Disney Co.	3,140,300	102,342
Time Warner Cable, Inc.	797,106	41,139
Time Warner, Inc.	2,044,169	61,284
Viacom, Inc. Class B (non-vtg.)	1,355,440	42,588
		348,842
Multiline Retail - 0.3%
Target Corp.	1,137,525	58,196
Specialty Retail - 1.2%
Best Buy Co., Inc.	726,403	22,802
Hengdeli Holdings Ltd.	16,280,000	7,576
Home Depot, Inc.	2,627,300	73,065
Inditex SA	239,332	15,971
Lowe's Companies, Inc.	2,529,700	51,353
Ross Stores, Inc.	189,421	9,401
Sally Beauty Holdings, Inc. (a)	1,495,679	12,908
Tiffany & Co., Inc.	298,500	11,830
TJX Companies, Inc.	580,812	23,052
Urban Outfitters, Inc. (a)	333,700	10,118
		238,076
Textiles, Apparel & Luxury Goods - 0.1%
LVMH Moet Hennessy - Louis Vuitton	92,920	10,808
Ports Design Ltd.	1,507,500	3,678
Trinity Ltd.	6,932,000	5,498
		19,984
TOTAL CONSUMER DISCRETIONARY		1,155,109
CONSUMER STAPLES - 6.5%
Beverages - 2.4%
Anheuser-Busch InBev SA NV	627,332	32,635
Coca-Cola Bottling Co. Consolidated	136,516	6,789
Coca-Cola FEMSA SAB de CV sponsored ADR	91,325	6,856
Coca-Cola Icecek AS	339,800	3,560
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	62,790	6,950
Constellation Brands, Inc. Class A (sub. vtg.) (a)	2,313,691	38,546
Diageo PLC sponsored ADR	518,007	33,929
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Embotelladora Andina SA sponsored ADR	252,616	$ 6,904
Molson Coors Brewing Co. Class B	919,655	40,060
PepsiCo, Inc.	1,437,263	92,244
The Coca-Cola Co.	3,489,339	195,124
		463,597
Food & Staples Retailing - 1.3%
BJ's Wholesale Club, Inc. (a)	351,000	14,728
CVS Caremark Corp.	2,025,365	54,685
Kroger Co.	2,016,288	39,781
Safeway, Inc.	233,276	4,386
Wal-Mart Stores, Inc.	1,406,924	70,543
Walgreen Co.	2,501,033	67,228
		251,351
Food Products - 0.7%
Archer Daniels Midland Co.	765,264	23,555
Ausnutria Dairy Hunan Co. Ltd. (H Shares)	3,270,000	1,492
Bunge Ltd.	129,769	6,878
Dean Foods Co. (a)	2,177,207	22,273
Green Mountain Coffee Roasters, Inc. (a)	352,332	10,859
Nestle SA	592,147	30,681
Unilever NV unit	1,195,952	32,040
Viterra, Inc. (a)	433,100	3,412
		131,190
Household Products - 1.0%
Colgate-Palmolive Co.	236,624	17,472
Energizer Holdings, Inc. (a)	168,604	10,630
Procter & Gamble Co.	2,894,671	172,725
		200,827
Personal Products - 0.3%
Avon Products, Inc.	1,794,404	52,217
Tobacco - 0.8%
Altria Group, Inc.	1,993,017	44,484
British American Tobacco PLC sponsored ADR	957,681	65,065
Philip Morris International, Inc.	992,787	51,069
Souza Cruz Industria Comerico	79,200	3,695
		164,313
TOTAL CONSUMER STAPLES		1,263,495
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 6.3%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	2,331,292	$ 87,610
Cameron International Corp. (a)	424,971	15,630
Ensco International Ltd. ADR	494,160	20,325
Halliburton Co.	3,593,173	101,363
National Oilwell Varco, Inc.	292,155	10,982
Noble Corp.	916,808	28,531
Oceaneering International, Inc. (a)	246,940	12,349
Pride International, Inc. (a)	638,272	15,031
Saipem SpA	324,593	11,363
Schlumberger Ltd.	240,674	12,835
Transocean Ltd. (a)	331,900	16,894
Vantage Drilling Co. (a)	1,492,100	2,014
Weatherford International Ltd. (a)	662,933	9,884
		344,811
Oil, Gas & Consumable Fuels - 4.5%
Alpha Natural Resources, Inc. (a)	556,200	20,652
Anadarko Petroleum Corp.	585,966	26,949
Apache Corp.	498,400	44,781
BG Group PLC	957,157	15,409
BP PLC	880,000	5,080
BP PLC sponsored ADR	1,053,318	36,687
Chevron Corp.	1,449,900	107,525
Cimarex Energy Co.	67,045	4,386
Concho Resources, Inc. (a)	229,968	13,435
Concho Resources, Inc. (a)(h)(q)	117,521	6,179
Denbury Resources, Inc. (a)	2,290,422	33,761
Ellora Energy, Inc. (a)(g)	1,529,700	1,040
Exxon Mobil Corp.	2,181,369	129,050
Falkland Oil & Gas Ltd. (a)	960,800	1,769
Frontier Oil Corp.	393,200	4,604
Imperial Oil Ltd.	129,700	4,783
InterOil Corp. (a)(f)	122,300	7,185
Marathon Oil Corp.	1,671,468	50,963
Mariner Energy, Inc. (a)	139,100	3,184
Massey Energy Co.	431,600	12,409
Niko Resources Ltd.	33,100	3,267
Occidental Petroleum Corp.	728,468	53,236
OPTI Canada, Inc. (a)	769,700	744
Peabody Energy Corp.	118,300	5,063
Petrobank Energy & Resources Ltd. (a)	512,200	17,764
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrohawk Energy Corp. (a)	929,941	$ 14,061
Plains Exploration & Production Co. (a)	903,620	21,578
Rodinia Oil Corp.	449,500	320
Royal Dutch Shell PLC Class B ADR	1,640,900	84,227
Southwestern Energy Co. (a)	1,395,945	45,675
Suncor Energy, Inc.	1,441,592	43,684
Talisman Energy, Inc.	2,140,900	33,672
Whiting Petroleum Corp. (a)	369,906	31,383
		884,505
TOTAL ENERGY		1,229,316
FINANCIALS - 8.8%
Capital Markets - 1.6%
Ameriprise Financial, Inc.	781,818	34,072
Charles Schwab Corp.	1,102,854	14,072
Evercore Partners, Inc. Class A	132,000	3,233
Franklin Resources, Inc.	240,128	23,175
Invesco Ltd.	1,132,882	20,505
MF Global Holdings Ltd. (a)	1,503,500	9,923
Morgan Stanley	3,769,046	93,058
State Street Corp.	2,365,585	82,985
TD Ameritrade Holding Corp. (a)	459,800	6,718
UBS AG (a)	1,381,830	23,185
		310,926
Commercial Banks - 2.3%
Banco Macro SA sponsored ADR	136,600	5,162
BB&T Corp.	415,293	9,186
CIT Group, Inc. (a)	207,600	7,615
DnB NOR ASA	533,800	5,896
Fifth Third Bancorp	1,130,497	12,492
FirstMerit Corp.	860,299	14,883
HDFC Bank Ltd.	161,483	7,363
Huntington Bancshares, Inc.	3,683,706	19,487
Industrial & Commercial Bank of China Ltd. (H Shares)	9,544,000	6,932
KeyCorp	1,085,921	8,003
PNC Financial Services Group, Inc.	1,628,762	83,002
PT Bank Rakyat Indonesia Tbk	5,910,000	6,083
Regions Financial Corp.	2,180,733	14,022
Shinhan Financial Group Co. Ltd.	159,240	6,098
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Standard Bank Group Ltd.	222,400	$ 3,151
Standard Chartered PLC (United Kingdom)	328,089	8,799
SunTrust Banks, Inc.	1,032,391	23,218
Synovus Financial Corp.	2,410,500	4,966
Turkiye Garanti Bankasi AS	3,426,000	16,602
U.S. Bancorp, Delaware	2,929,950	60,943
Wells Fargo & Co.	5,526,976	130,160
		454,063
Consumer Finance - 0.8%
American Express Co.	1,428,645	56,960
Capital One Financial Corp.	1,443,944	54,668
Discover Financial Services	1,932,010	28,033
Promise Co. Ltd.	1,262,950	9,906
		149,567
Diversified Financial Services - 2.0%
African Bank Investments Ltd.	2,956,763	12,985
Citigroup, Inc. (a)	45,253,826	168,344
JPMorgan Chase & Co.	5,414,173	196,859
NBH Holdings Corp. Class A (a)(g)	576,500	11,242
		389,430
Insurance - 1.0%
CNO Financial Group, Inc. (a)	2,769,870	13,101
Fairfax Financial Holdings Ltd. (sub. vtg.)	6,900	2,737
First American Financial Corp.	291,657	4,325
Genworth Financial, Inc. Class A (a)	861,796	9,333
Marsh & McLennan Companies, Inc.	1,854,277	43,983
MetLife, Inc.	2,605,173	97,955
Protective Life Corp.	634,100	11,845
Unum Group	892,800	17,901
		201,180
Real Estate Investment Trusts - 0.8%
AvalonBay Communities, Inc.	209,900	22,086
Boston Properties, Inc.	223,006	18,153
ProLogis Trust	2,656,777	28,826
Public Storage	510,741	50,063
The Macerich Co.	578,101	23,945
U-Store-It Trust	1,078,000	8,624
		151,697
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.2%
BR Malls Participacoes SA	1,053,700	$ 16,475
Forest City Enterprises, Inc. Class A (a)	406,713	4,584
Indiabulls Real Estate Ltd. (a)	3,720,771	13,238
		34,297
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	539,368	7,206
Ocwen Financial Corp. (a)	1,493,306	13,574
		20,780
TOTAL FINANCIALS		1,711,940
HEALTH CARE - 6.5%
Biotechnology - 1.2%
Acorda Therapeutics, Inc. (a)	175,741	5,293
AMAG Pharmaceuticals, Inc. (a)	260,662	6,569
Amgen, Inc. (a)	573,381	29,265
AVEO Pharmaceuticals, Inc.	394,541	3,440
Biogen Idec, Inc. (a)	800,187	43,050
BioMarin Pharmaceutical, Inc. (a)	809,900	16,433
Genzyme Corp. (a)	915,111	64,158
Gilead Sciences, Inc. (a)	1,833,691	58,421
Human Genome Sciences, Inc. (a)	285,731	8,312
		234,941
Health Care Equipment & Supplies - 0.8%
American Medical Systems Holdings, Inc. (a)	510,603	9,303
C. R. Bard, Inc.	235,618	18,103
Covidien PLC	952,247	33,652
Edwards Lifesciences Corp. (a)	725,602	41,773
Mako Surgical Corp. (a)(f)	834,230	8,709
Quidel Corp. (a)	975,647	11,796
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	1,116,000	5,566
Stryker Corp.	333,939	14,423
William Demant Holding AS (a)	249,976	16,964
		160,289
Health Care Providers & Services - 1.4%
CIGNA Corp.	972,688	31,340
Diagnosticos da America SA	782,300	8,285
Express Scripts, Inc. (a)	1,018,382	43,383
Henry Schein, Inc. (a)	821,113	43,355
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
McKesson Corp.	662,300	$ 38,447
Medco Health Solutions, Inc. (a)	836,226	36,359
UnitedHealth Group, Inc.	1,966,247	62,369
		263,538
Health Care Technology - 0.0%
Allscripts-Misys Healthcare Solutions, Inc. (a)	495,002	8,271
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	564,585	24,215
Life Technologies Corp. (a)	259,540	11,101
Lonza Group AG	158,772	13,176
QIAGEN NV (a)	461,748	8,228
		56,720
Pharmaceuticals - 2.8%
Abbott Laboratories	977,927	48,251
Allergan, Inc.	808,692	49,670
Biovail Corp. (f)	995,100	22,762
Johnson & Johnson	689,205	39,298
Lupin Ltd.	501,305	3,799
Merck & Co., Inc.	4,684,238	164,698
Novo Nordisk AS Series B	338,104	28,892
Perrigo Co.	91,373	5,207
Pfizer, Inc.	7,502,023	119,507
Shire PLC sponsored ADR	639,300	41,363
Valeant Pharmaceuticals International (a)	202,200	11,665
		535,112
TOTAL HEALTH CARE		1,258,871
INDUSTRIALS - 6.2%
Aerospace & Defense - 1.2%
Goodrich Corp.	617,404	42,280
Precision Castparts Corp.	107,500	12,167
Raytheon Co.	887,575	38,982
The Boeing Co.	973,350	59,501
United Technologies Corp.	1,313,219	85,635
		238,565
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	276,100	$ 17,944
United Parcel Service, Inc. Class B	678,700	43,301
		61,245
Airlines - 0.1%
Southwest Airlines Co.	1,975,903	21,834
Building Products - 0.1%
Armstrong World Industries, Inc. (a)	243,881	9,585
Owens Corning (a)	474,708	12,912
		22,497
Commercial Services & Supplies - 0.2%
Republic Services, Inc.	539,142	15,867
Stericycle, Inc. (a)	396,700	25,984
		41,851
Construction & Engineering - 0.2%
Fluor Corp.	523,636	23,386
Granite Construction, Inc.	184,599	4,063
		27,449
Electrical Equipment - 0.4%
Cooper Industries PLC Class A	677,300	28,508
Regal-Beloit Corp.	557,629	30,848
Saft Groupe SA	294,327	9,283
		68,639
Industrial Conglomerates - 1.2%
3M Co.	315,400	24,775
General Electric Co.	13,161,236	190,575
Tyco International Ltd.	665,600	24,814
		240,164
Machinery - 1.8%
Caterpillar, Inc.	1,135,001	73,957
Cummins, Inc.	822,507	61,203
Danaher Corp.	1,515,938	55,074
Deere & Co.	944,166	59,737
Dover Corp.	248,800	11,136
Ingersoll-Rand Co. Ltd.	706,200	22,973
Navistar International Corp. (a)	604,922	25,334
NSK Ltd.	521,000	3,107
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
PACCAR, Inc.	370,300	$ 15,179
Vallourec SA	138,964	11,940
		339,640
Road & Rail - 0.7%
CSX Corp.	1,149,207	57,334
Union Pacific Corp.	1,092,800	79,709
		137,043
TOTAL INDUSTRIALS		1,198,927
INFORMATION TECHNOLOGY - 10.9%
Communications Equipment - 1.3%
Aruba Networks, Inc. (a)(f)	1,989,343	36,544
Ciena Corp. (a)(f)	1,445,396	18,024
Meru Networks, Inc. (a)(f)	487,635	6,242
Motorola, Inc. (a)	439,500	3,309
QUALCOMM, Inc.	4,682,968	179,405
ViaSat, Inc. (a)	193,700	6,770
		250,294
Computers & Peripherals - 2.4%
A-DATA Technology Co. Ltd.	829,000	1,112
Apple, Inc. (a)	1,402,937	341,433
EMC Corp. (a)	1,938,499	35,358
SanDisk Corp. (a)	2,219,368	73,772
Seagate Technology (a)	1,715,935	17,382
		469,057
Electronic Equipment & Components - 0.1%
Agilent Technologies, Inc. (a)	663,398	17,892
Internet Software & Services - 0.8%
Alibaba.com Ltd.	159,000	310
eBay, Inc. (a)	3,069,951	71,346
WebMD Health Corp. (a)	1,387,636	70,686
Yahoo!, Inc. (a)	602,772	7,884
		150,226
IT Services - 0.0%
CoreLogic, Inc. (a)	348,917	6,026
Heartland Payment Systems, Inc.	213,531	3,021
		9,047
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 5.0%
Amkor Technology, Inc. (a)	503,600	$ 2,553
Analog Devices, Inc.	2,622,388	73,112
Applied Materials, Inc.	10,101,545	104,955
Applied Micro Circuits Corp. (a)	510,980	5,508
ASAT Holdings Ltd. (a)	88,719	0
ASAT Holdings Ltd. warrants 7/24/11 (a)	2,416	0
ASML Holding NV	4,731,696	117,015
ATMI, Inc. (a)	1,078,059	13,772
Avago Technologies Ltd.	745,734	15,027
Broadcom Corp. Class A	1,973,172	59,136
Brooks Automation, Inc. (a)	2,122,433	14,390
First Solar, Inc. (a)(f)	665,993	85,147
Inotera Memories, Inc. (a)	58,827,880	28,356
JA Solar Holdings Co. Ltd. ADR (a)(f)	4,330,332	26,675
KLA-Tencor Corp.	1,021,924	28,624
Kulicke & Soffa Industries, Inc. (a)	538,426	3,091
Lam Research Corp. (a)	2,090,350	75,483
Marvell Technology Group Ltd. (a)	2,496,901	39,801
Micron Technology, Inc. (a)	16,473,785	106,503
Nanya Technology Corp. (a)	21,723,000	12,402
Photronics, Inc. (a)	1,334,176	5,737
RF Micro Devices, Inc. (a)	117,300	572
Samsung Electronics Co. Ltd.	151,081	95,260
Skyworks Solutions, Inc. (a)	307,400	5,490
Solarfun Power Holdings Co. Ltd. ADR (a)	2,079,866	21,797
Varian Semiconductor Equipment Associates, Inc. (a)	1,202,752	29,852
		970,258
Software - 1.3%
Check Point Software Technologies Ltd. (a)	153,100	5,342
Citrix Systems, Inc. (a)	172,843	10,015
Microsoft Corp.	9,530,793	223,783
Nuance Communications, Inc. (a)	586,337	8,607
		247,747
TOTAL INFORMATION TECHNOLOGY		2,114,521
MATERIALS - 2.0%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	154,200	11,415
Albemarle Corp.	355,947	14,270
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
CF Industries Holdings, Inc.	64,750	$ 5,989
Clariant AG (Reg.) (a)	546,040	7,025
Dow Chemical Co.	1,215,062	29,611
E.I. du Pont de Nemours & Co.	601,646	24,529
Ecolab, Inc.	280,600	13,300
LyondellBasell Industries NV:
Class A (a)	127,550	2,615
Class B (a)	110,827	2,271
Monsanto Co.	752,926	39,642
Praxair, Inc.	381,600	32,829
Solutia, Inc. (a)	911,870	12,347
The Mosaic Co.	207,000	12,143
Wacker Chemie AG	68,694	10,422
		218,408
Construction Materials - 0.0%
HeidelbergCement AG	98,108	3,936
Containers & Packaging - 0.2%
Ball Corp.	212,660	11,926
Crown Holdings, Inc. (a)	313,100	8,723
Owens-Illinois, Inc. (a)	432,756	10,845
Rexam PLC	733,063	3,403
		34,897
Metals & Mining - 0.7%
AngloGold Ashanti Ltd. sponsored ADR	1,002,585	42,399
Carpenter Technology Corp.	245,042	7,599
Freeport-McMoRan Copper & Gold, Inc.	560,245	40,326
Globe Specialty Metals, Inc. (a)	795,150	8,691
Ivanhoe Mines Ltd. (a)	307,900	5,487
Pan American Silver Corp.	103,100	2,554
POSCO	23,872	9,673
Reliance Steel & Aluminum Co.	222,800	8,299
Walter Energy, Inc.	107,045	7,712
		132,740
Paper & Forest Products - 0.0%
Weyerhaeuser Co.	408,764	6,418
TOTAL MATERIALS		396,399
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.1%
Qwest Communications International, Inc.	23,347,936	$ 131,916
Verizon Communications, Inc.	3,000,078	88,532
		220,448
Wireless Telecommunication Services - 0.9%
American Tower Corp. Class A (a)	2,009,570	94,168
Clearwire Corp. Class A (a)	4,112,500	26,361
NII Holdings, Inc. (a)	284,343	10,307
Sprint Nextel Corp. (a)	5,098,515	20,802
Vodafone Group PLC	4,905,900	11,781
		163,419
TOTAL TELECOMMUNICATION SERVICES		383,867
UTILITIES - 2.2%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	1,022,896	36,221
Edison International	387,232	13,069
Entergy Corp.	236,691	18,661
NextEra Energy, Inc.	1,648,154	88,555
PPL Corp.	1,813,407	49,252
		205,758
Independent Power Producers & Energy Traders - 0.0%
AES Corp. (a)	891,100	9,125
Multi-Utilities - 1.1%
CMS Energy Corp.	1,805,434	31,595
National Grid PLC	1,587,035	13,365
PG&E Corp.	1,386,307	64,824
Public Service Enterprise Group, Inc.	1,530,295	48,908
Sempra Energy	1,158,840	59,008
TECO Energy, Inc.	382,007	6,448
		224,148
TOTAL UTILITIES		439,031
TOTAL COMMON STOCKS (Cost $10,724,681)		11,151,476
Preferred Stocks - 0.1%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	2,416	$ 0
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE	137,500	6,402
Volkswagen AG	115,962	11,542
TOTAL PREFERRED STOCKS (Cost $19,585)		17,944
Nonconvertible Bonds - 7.1%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.6%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 4,524	4,735
5.875% 3/15/11	1,680	1,725
		6,460
Household Durables - 0.1%
Fortune Brands, Inc.:
5.375% 1/15/16	6,765	7,374
5.875% 1/15/36	6,603	6,694
		14,068
Media - 0.5%
AOL Time Warner, Inc. 7.625% 4/15/31	4,975	6,208
Comcast Cable Communications, Inc. 6.75% 1/30/11	413	423
Comcast Corp.:
4.95% 6/15/16	1,520	1,680
5.5% 3/15/11	309	317
5.7% 5/15/18	11,229	12,791
6.4% 3/1/40	4,756	5,434
6.45% 3/15/37	2,326	2,652
COX Communications, Inc. 4.625% 6/1/13	3,612	3,883
Discovery Communications LLC:
3.7% 6/1/15	4,720	4,965
6.35% 6/1/40	4,773	5,409
Liberty Media Corp. 8.25% 2/1/30	6,315	5,999
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
NBC Universal, Inc.:
3.65% 4/30/15 (g)	$ 5,432	$ 5,698
5.15% 4/30/20 (g)	7,276	7,838
6.4% 4/30/40 (g)	6,271	7,041
News America Holdings, Inc. 7.75% 12/1/45	7,397	9,644
News America, Inc. 5.3% 12/15/14	708	799
Time Warner Cable, Inc.:
5.4% 7/2/12	1,976	2,120
6.2% 7/1/13	1,879	2,117
6.75% 7/1/18	949	1,133
Time Warner, Inc.:
5.875% 11/15/16	3,581	4,158
6.2% 3/15/40	3,821	4,212
6.5% 11/15/36	2,758	3,119
		97,640
Multiline Retail - 0.0%
Target Corp. 3.875% 7/15/20	5,536	5,807
TOTAL CONSUMER DISCRETIONARY		123,975
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 11/15/14 (g)	5,328	5,971
Diageo Capital PLC 5.2% 1/30/13	4,139	4,517
FBG Finance Ltd. 5.125% 6/15/15 (g)	2,374	2,621
		13,109
Food & Staples Retailing - 0.0%
CVS Caremark Corp.:
6.036% 12/10/28	896	945
6.302% 6/1/37 (n)	3,829	3,513
		4,458
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (g)	572	677
Kraft Foods, Inc.:
5.375% 2/10/20	8,116	9,026
5.625% 11/1/11	2,959	3,117
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.: - continued
6.5% 8/11/17	$ 6,608	$ 7,890
6.75% 2/19/14	436	506
		21,216
Tobacco - 0.2%
Altria Group, Inc. 9.7% 11/10/18	20,958	27,739
Reynolds American, Inc.:
6.75% 6/15/17	2,414	2,708
7.25% 6/15/37	8,028	8,552
		38,999
TOTAL CONSUMER STAPLES		77,782
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 5.35% 3/15/20 (g)	6,510	7,027
Weatherford International Ltd.:
4.95% 10/15/13	1,408	1,523
5.15% 3/15/13	1,841	1,971
		10,521
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp. 6.375% 9/15/17	6,142	6,078
Apache Corp. 5.1% 9/1/40	6,294	6,511
BW Group Ltd. 6.625% 6/28/17 (g)	2,391	2,352
Canadian Natural Resources Ltd. 5.15% 2/1/13	3,637	3,936
Cenovus Energy, Inc. 6.75% 11/15/39	2,852	3,504
ConocoPhillips 5.75% 2/1/19	9,619	11,493
Duke Capital LLC 6.25% 2/15/13	809	882
Duke Energy Field Services:
5.375% 10/15/15 (g)	988	1,097
6.45% 11/3/36 (g)	6,493	7,222
6.875% 2/1/11	1,870	1,914
El Paso Natural Gas Co. 5.95% 4/15/17	756	835
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,335	2,648
Enterprise Products Operating LP:
5.6% 10/15/14	1,581	1,766
5.65% 4/1/13	563	613
Gulf South Pipeline Co. LP 5.75% 8/15/12 (g)	3,123	3,335
Kinder Morgan Energy Partners LP 6.55% 9/15/40	2,218	2,481
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Lukoil International Finance BV 6.656% 6/7/22 (g)	$ 988	$ 1,000
Midcontinent Express Pipel LLC 5.45% 9/15/14 (g)	5,000	5,327
Motiva Enterprises LLC:
5.75% 1/15/20 (g)	2,582	2,971
6.85% 1/15/40 (g)	9,822	12,213
Nakilat, Inc. 6.067% 12/31/33 (g)	5,528	6,081
Nexen, Inc.:
5.05% 11/20/13	3,109	3,372
5.2% 3/10/15	735	807
5.875% 3/10/35	1,565	1,634
6.4% 5/15/37	5,235	5,753
NGPL PipeCo LLC 6.514% 12/15/12 (g)	2,881	3,026
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	3,200	3,430
6.875% 1/20/40	10,192	11,186
7.875% 3/15/19	6,941	8,485
Plains All American Pipeline LP 7.75% 10/15/12	1,907	2,128
Plains All American Pipeline LP/PAA Finance Corp. 6.125% 1/15/17	1,940	2,163
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (g)	1,932	2,154
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (g)	3,472	3,656
5.5% 9/30/14 (g)	4,853	5,363
5.832% 9/30/16 (g)	1,086	1,199
6.332% 9/30/27 (g)	5,910	6,881
6.75% 9/30/19 (g)	3,177	3,790
Rockies Express Pipeline LLC 6.25% 7/15/13 (g)	2,199	2,395
Suncor Energy, Inc.:
6.1% 6/1/18	9,176	10,718
6.85% 6/1/39	8,895	10,804
Talisman Energy, Inc. yankee 6.25% 2/1/38	3,280	3,638
Texas Eastern Transmission LP 6% 9/15/17 (g)	1,301	1,535
TransCanada PipeLines Ltd.:
3.4% 6/1/15	1,989	2,102
6.35% 5/15/67 (n)	1,917	1,750
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.:
5% 1/31/15	$ 1,414	$ 1,614
5.65% 4/1/16	970	1,153
		184,995
TOTAL ENERGY		195,516
FINANCIALS - 3.3%
Capital Markets - 0.7%
Bear Stearns Companies, Inc.:
4.5% 10/28/10	1,482	1,491
5.3% 10/30/15	10,296	11,351
6.95% 8/10/12	4,442	4,918
BlackRock, Inc. 6.25% 9/15/17	1,565	1,841
Goldman Sachs Group, Inc.:
3.7% 8/1/15	4,773	4,832
5.95% 1/18/18	3,225	3,492
6.15% 4/1/18	1,593	1,740
6.75% 10/1/37	5,715	5,851
7.5% 2/15/19	10,921	12,744
JPMorgan Chase Capital XX 6.55% 9/29/36	11,840	11,803
Lazard Group LLC:
6.85% 6/15/17	3,123	3,325
7.125% 5/15/15	1,113	1,199
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	3,763	4,017
6.4% 8/28/17	3,535	3,812
6.875% 4/25/18	3,732	4,109
Morgan Stanley:
0.8299% 1/9/14 (n)	3,544	3,306
2.8763% 5/14/13 (n)	7,709	7,788
4.75% 4/1/14	642	661
5.45% 1/9/17	193	203
5.95% 12/28/17	445	473
6% 5/13/14	6,140	6,693
7.3% 5/13/19	6,528	7,425
The Bank of New York, Inc.:
4.3% 5/15/14	6,301	6,892
4.95% 11/1/12	3,124	3,382
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
UBS AG Stamford Branch:
3.875% 1/15/15	$ 11,500	$ 11,883
5.75% 4/25/18	919	1,032
		126,263
Commercial Banks - 0.7%
Bank of America NA:
5.3% 3/15/17	13,170	13,494
6% 10/15/36	7,045	7,176
BB&T Corp. 6.5% 8/1/11	1,005	1,055
Credit Suisse New York Branch 6% 2/15/18	14,192	15,478
DBS Bank Ltd. (Singapore) 0.5963% 5/16/17 (g)(n)	3,396	3,285
Discover Bank:
7% 4/15/20	3,200	3,423
8.7% 11/18/19	2,425	2,866
Export-Import Bank of Korea:
5.125% 2/14/11	2,361	2,398
5.25% 2/10/14 (g)	456	496
5.5% 10/17/12	1,824	1,944
Fifth Third Bancorp:
4.5% 6/1/18	117	116
8.25% 3/1/38	2,978	3,550
HBOS PLC 6.75% 5/21/18 (g)	560	548
HSBC Holdings PLC:
0.7336% 10/6/16 (n)	1,254	1,199
6.5% 9/15/37	10,625	12,276
JPMorgan Chase Bank 6% 10/1/17	1,694	1,911
KeyBank NA:
5.8% 7/1/14	4,565	4,984
7% 2/1/11	908	929
KeyBank NA, Cleveland 5.45% 3/3/16	2,765	2,954
Korea Development Bank 4.625% 9/16/10	1,482	1,484
Manufacturers & Traders Trust Co. 2.033% 4/1/13 (g)(n)	791	778
Marshall & Ilsley Bank:
4.85% 6/16/15	3,097	2,942
5% 1/17/17	3,467	3,288
5.25% 9/4/12	2,130	2,162
PNC Funding Corp.:
0.615% 1/31/12 (n)	2,998	2,989
3.625% 2/8/15	2,015	2,118
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Regions Bank 6.45% 6/26/37	$ 5,575	$ 4,926
Regions Financial Corp.:
5.75% 6/15/15	1,383	1,405
7.75% 11/10/14	6,416	6,920
Standard Chartered Bank 6.4% 9/26/17 (g)	988	1,107
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (g)(n)	1,161	1,119
UnionBanCal Corp. 5.25% 12/16/13	535	579
Wachovia Bank NA 4.875% 2/1/15	1,138	1,224
Wachovia Corp.:
0.6363% 4/23/12 (n)	439	436
5.625% 10/15/16	2,748	3,032
5.75% 6/15/17	2,371	2,662
Wells Fargo & Co.:
3.625% 4/15/15	7,671	8,028
3.75% 10/1/14	3,247	3,422
		130,703
Consumer Finance - 0.3%
Capital One Bank USA NA 8.8% 7/15/19	2,019	2,559
Discover Financial Services 6.45% 6/12/17	11,229	11,985
General Electric Capital Corp.:
3.5% 6/29/15	3,097	3,207
5.625% 9/15/17	22,752	25,132
5.9% 5/13/14	5,113	5,782
Household Finance Corp. 6.375% 10/15/11	1,504	1,589
HSBC Finance Corp.:
5.25% 1/14/11	1,058	1,074
5.25% 1/15/14	852	912
ORIX Corp. 5.48% 11/22/11	311	324
SLM Corp.:
0.7278% 10/25/11 (n)	6,795	6,463
0.7371% 3/15/11 (n)	90	89
		59,116
Diversified Financial Services - 0.7%
Bank of America Corp. 5.75% 12/1/17	8,190	8,670
BP Capital Markets PLC 3.625% 5/8/14	6,776	6,725
Citigroup, Inc.:
4.75% 5/19/15	7,664	7,895
5.375% 8/9/20	8,300	8,383
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
5.5% 4/11/13	$ 8,594	$ 9,125
6.125% 5/15/18	12,994	14,029
6.5% 1/18/11	1,057	1,079
6.5% 8/19/13	22,036	24,100
International Lease Finance Corp.:
5.4% 2/15/12	2,316	2,267
6.375% 3/25/13	1,215	1,174
6.625% 11/15/13	2,200	2,118
JPMorgan Chase & Co.:
4.65% 6/1/14	8,500	9,250
4.891% 9/1/15 (n)	2,206	2,194
6.3% 4/23/19	8,000	9,200
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)	881	860
5.5% 1/15/14 (g)	562	568
5.7% 4/15/17 (g)	1,371	1,259
Teachers Insurance & Annuity Association of America 6.85% 12/16/39 (g)	8,007	10,053
TECO Finance, Inc.:
4% 3/15/16	1,828	1,912
5.15% 3/15/20	2,626	2,869
TransCapitalInvest Ltd. 5.67% 3/5/14 (g)	2,618	2,771
Volkswagen International Finance NV 4% 8/12/20 (g)	3,978	4,119
ZFS Finance USA Trust II 6.45% 12/15/65 (g)(n)	4,049	3,725
ZFS Finance USA Trust IV 5.875% 5/9/62 (g)(n)	1,303	1,167
		135,512
Insurance - 0.4%
Assurant, Inc. 5.625% 2/15/14	1,546	1,650
Axis Capital Holdings Ltd. 5.75% 12/1/14	452	485
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(n)	1,205	1,139
Jackson National Life Global Funding 5.375% 5/8/13 (g)	609	661
Liberty Mutual Group, Inc. 6.5% 3/15/35 (g)	481	438
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (g)	5,143	7,323
MetLife, Inc.:
5% 6/15/15	941	1,032
5.875% 2/6/41	2,211	2,419
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.: - continued
6.125% 12/1/11	$ 800	$ 847
6.75% 6/1/16	5,158	6,077
Metropolitan Life Global Funding I:
5.125% 4/10/13 (g)	452	492
5.125% 6/10/14 (g)	4,625	5,124
Monumental Global Funding II 5.65% 7/14/11 (g)	1,336	1,372
Monumental Global Funding III 5.5% 4/22/13 (g)	1,780	1,927
New York Life Insurance Co. 6.75% 11/15/39 (g)	3,905	4,991
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	3,860	4,561
Pacific Life Global Funding 5.15% 4/15/13 (g)	2,737	2,944
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	4,524	5,833
Pacific LifeCorp 6% 2/10/20 (g)	4,566	4,937
Prudential Financial, Inc.:
3.875% 1/14/15	5,340	5,565
5.15% 1/15/13	1,752	1,874
5.4% 6/13/35	365	360
5.5% 3/15/16	344	376
5.7% 12/14/36	310	318
6.2% 1/15/15	920	1,034
7.375% 6/15/19	2,520	3,067
8.875% 6/15/38 (n)	2,403	2,619
Symetra Financial Corp. 6.125% 4/1/16 (g)	4,189	4,321
		73,786
Real Estate Investment Trusts - 0.1%
AvalonBay Communities, Inc.:
4.95% 3/15/13	296	314
5.5% 1/15/12	1,020	1,076
Camden Property Trust:
5.375% 12/15/13	3,103	3,343
5.875% 11/30/12	542	581
Developers Diversified Realty Corp.:
5.25% 4/15/11	2,661	2,669
5.375% 10/15/12	2,478	2,475
7.5% 4/1/17	3,309	3,332
Duke Realty LP:
4.625% 5/15/13	735	763
5.875% 8/15/12	98	103
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc.:
6% 9/15/17	$ 717	$ 739
6.25% 1/15/17	399	417
Federal Realty Investment Trust:
5.4% 12/1/13	355	386
5.9% 4/1/20	1,780	1,985
6% 7/15/12	2,371	2,543
6.2% 1/15/17	501	566
HRPT Properties Trust:
5.75% 11/1/15	719	761
6.25% 6/15/17	996	1,045
6.65% 1/15/18	527	565
Washington (REIT) 5.95% 6/15/11	2,985	3,073
		26,736
Real Estate Management & Development - 0.3%
AMB Property LP 5.9% 8/15/13	2,086	2,223
Arden Realty LP 5.2% 9/1/11	1,083	1,114
BioMed Realty LP 6.125% 4/15/20 (g)	2,364	2,555
Brandywine Operating Partnership LP:
5.625% 12/15/10	3,377	3,410
5.75% 4/1/12	1,536	1,587
Digital Realty Trust LP 4.5% 7/15/15 (g)	3,650	3,696
Duke Realty LP:
5.4% 8/15/14	564	595
5.5% 3/1/16	3,075	3,232
5.625% 8/15/11	5,592	5,715
8.25% 8/15/19	2,379	2,797
ERP Operating LP:
4.75% 7/15/20	4,595	4,810
5.5% 10/1/12	358	386
Liberty Property LP:
5.125% 3/2/15	910	962
5.5% 12/15/16	1,227	1,322
Mack-Cali Realty LP 7.75% 2/15/11	789	808
Post Apartment Homes LP 6.3% 6/1/13	3,079	3,325
Regency Centers LP:
4.95% 4/15/14	494	519
5.25% 8/1/15	1,725	1,846
5.875% 6/15/17	854	925
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Simon Property Group LP:
4.2% 2/1/15	$ 2,640	$ 2,822
6.75% 5/15/14	5,698	6,596
6.75% 2/1/40	4,710	5,626
Tanger Properties LP:
6.125% 6/1/20	2,967	3,265
6.15% 11/15/15	606	670
		60,806
Thrifts & Mortgage Finance - 0.1%
Bank of America Corp.:
3.7% 9/1/15	3,800	3,793
5.65% 5/1/18	9,440	9,816
First Niagara Financial Group, Inc. 6.75% 3/19/20	5,150	5,653
Independence Community Bank Corp.:
2.353% 4/1/14 (n)	3,410	3,281
4.9% 9/23/10	1,371	1,373
		23,916
TOTAL FINANCIALS		636,838
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,413	1,414
6.3% 8/15/14	2,925	3,119
Express Scripts, Inc. 6.25% 6/15/14	1,991	2,295
		6,828
Pharmaceuticals - 0.1%
Novartis Capital Corp. 4.125% 2/10/14	2,369	2,591
Roche Holdings, Inc. 5% 3/1/14 (g)	4,805	5,363
		7,954
TOTAL HEALTH CARE		14,782
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
6.375% 6/1/19 (g)	$ 5,000	$ 5,861
6.4% 12/15/11 (g)	661	699
		6,560
Airlines - 0.1%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	144	145
Continental Airlines, Inc.:
6.648% 3/15/19	2,280	2,311
6.82% 5/1/18	179	179
6.9% 7/2/19	661	679
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	273	281
7.57% 11/18/10	7,740	7,817
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,551	1,468
8.36% 7/20/20	1,068	1,066
		13,946
Industrial Conglomerates - 0.2%
General Electric Co. 5.25% 12/6/17	25,356	28,449
TOTAL INDUSTRIALS		48,955
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
5.95% 1/15/14	2,385	2,668
6% 10/1/12	3,134	3,392
6.55% 10/1/17	1,119	1,309
		7,369
Office Electronics - 0.0%
Xerox Corp. 5.5% 5/15/12	1,295	1,382
TOTAL INFORMATION TECHNOLOGY		8,751
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.2%
Chemicals - 0.1%
Dow Chemical Co. 7.6% 5/15/14	$ 9,652	$ 11,253
Lubrizol Corp. 8.875% 2/1/19	750	964
		12,217
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,482	1,629
Containers & Packaging - 0.0%
Pactiv Corp.:
5.875% 7/15/12	1,385	1,469
6.4% 1/15/18	1,414	1,466
		2,935
Metals & Mining - 0.1%
BHP Billiton Financial (USA) Ltd.:
5.125% 3/29/12	1,597	1,695
5.5% 4/1/14	2,483	2,794
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (g)	1,618	1,785
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	9,881	10,999
6.5% 7/15/18	1,406	1,665
United States Steel Corp. 6.65% 6/1/37	4,497	3,957
Vale Overseas Ltd. 6.25% 1/23/17	1,877	2,105
		25,000
TOTAL MATERIALS		41,781
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.:
2.5% 8/15/15	5,700	5,762
6.3% 1/15/38	10,595	12,158
6.8% 5/15/36	9,241	11,137
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,404	1,775
British Telecommunications PLC 9.375% 12/15/10 (e)	2,197	2,246
CenturyTel, Inc. 7.6% 9/15/39	5,440	5,300
Sprint Capital Corp. 6.875% 11/15/28	15,445	12,897
Telecom Italia Capital SA:
4.95% 9/30/14	2,594	2,727
5.25% 10/1/15	3,073	3,272
6.999% 6/4/18	8,694	9,838
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital SA: - continued
7.2% 7/18/36	$ 4,780	$ 5,149
Telefonica Emisiones SAU:
5.877% 7/15/19	5,604	6,358
6.421% 6/20/16	939	1,082
Verizon Communications, Inc.:
6.1% 4/15/18	2,674	3,152
6.25% 4/1/37	4,611	5,271
Verizon New England, Inc. 6.5% 9/15/11	720	760
Verizon New York, Inc. 6.875% 4/1/12	2,145	2,318
		91,202
Wireless Telecommunication Services - 0.1%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	11,632	12,567
5.875% 10/1/19	8,257	9,269
6.35% 3/15/40	2,500	2,760
Vodafone Group PLC:
5% 12/16/13	1,856	2,029
5.5% 6/15/11	2,232	2,313
		28,938
TOTAL TELECOMMUNICATION SERVICES		120,140
UTILITIES - 0.6%
Electric Utilities - 0.3%
AmerenUE 6.4% 6/15/17	2,415	2,831
Cleveland Electric Illuminating Co. 5.65% 12/15/13	3,325	3,630
EDP Finance BV:
4.9% 10/1/19 (g)	1,900	1,759
6% 2/2/18 (g)	2,964	2,968
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,798	1,917
6.05% 8/15/21	2,620	2,776
Illinois Power Co. 6.125% 11/15/17	333	384
Nevada Power Co.:
6.5% 5/15/18	5,290	6,343
6.5% 8/1/18	1,270	1,529
Oncor Electric Delivery Co. 6.375% 5/1/12	2,208	2,381
Pennsylvania Electric Co. 6.05% 9/1/17	618	700
PPL Capital Funding, Inc. 6.7% 3/30/67 (n)	3,316	3,109
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc.:
6% 12/1/39	$ 4,410	$ 5,050
7.1% 3/1/11	2,737	2,821
Sierra Pacific Power Co. 5.45% 9/1/13	1,261	1,383
Tampa Electric Co. 6.15% 5/15/37	4,486	5,187
		44,768
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (g)	357	393
Texas Eastern Transmission Corp. 7.3% 12/1/10	2,507	2,545
		2,938
Independent Power Producers & Energy Traders - 0.0%
Duke Capital LLC 5.668% 8/15/14	1,662	1,851
Exelon Generation Co. LLC 5.35% 1/15/14	1,235	1,359
		3,210
Multi-Utilities - 0.3%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	2,763	3,157
Dominion Resources, Inc.:
4.75% 12/15/10	3,178	3,216
6.3% 9/30/66 (n)	12,240	11,506
7.5% 6/30/66 (n)	2,636	2,689
DTE Energy Co. 7.05% 6/1/11	795	830
KeySpan Corp. 7.625% 11/15/10	400	406
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	1,320	1,528
5.875% 10/1/12	2,361	2,570
6.5% 9/15/37	3,287	4,000
National Grid PLC 6.3% 8/1/16	638	748
NiSource Finance Corp.:
5.25% 9/15/17	682	738
5.4% 7/15/14	6,089	6,658
5.45% 9/15/20	980	1,050
6.4% 3/15/18	1,072	1,231
6.8% 1/15/19	4,065	4,793
7.875% 11/15/10	826	837
San Diego Gas & Electric Co. 4.5% 8/15/40	5,157	5,221
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Wisconsin Energy Corp. 6.25% 5/15/67 (n)	$ 4,990	$ 4,716
WPS Resources Corp. 6.11% 12/1/66 (n)	713	645
		56,539
TOTAL UTILITIES		107,455
TOTAL NONCONVERTIBLE BONDS (Cost $1,220,649)		1,375,975
U.S. Government and Government Agency Obligations - 14.0%

U.S. Government Agency Obligations - 0.1%
Fannie Mae 2.75% 3/13/14	17,370	18,372
U.S. Treasury Inflation Protected Obligations - 1.3%
U.S. Treasury Inflation-Indexed Notes:
2.125% 2/15/40	157,928	178,231
2.375% 1/15/27 (k)	61,609	70,964
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		249,195
U.S. Treasury Obligations - 12.6%
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.17% 9/16/10 to 10/14/10 (j)	13,400	13,399
U.S. Treasury Bonds:
4.375% 11/15/39	54,120	62,475
4.375% 5/15/40	156,234	180,572
U.S. Treasury Notes:
1.375% 2/15/13 (k)	590,000	601,103
1.75% 4/15/13	532,330	547,800
1.75% 3/31/14	460,000	473,908
1.75% 7/31/15 (f)	203,000	207,267
1.875% 4/30/14 (k)	88,380	91,411
1.875% 6/30/15	266,000	273,315
TOTAL U.S. TREASURY OBLIGATIONS		2,451,250
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,603,215)		2,718,817
U.S. Government Agency - Mortgage Securities - 4.1%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 3.5%
2.593% 6/1/36 (n)	$ 248	$ 260
3.5% 9/1/25 (h)(i)	2,000	2,074
3.5% 9/1/25 (h)(i)	2,000	2,074
3.5% 9/1/25 (h)	22,000	22,809
3.5% 10/1/25 (h)	2,000	2,065
3.5% 10/1/25 (h)	2,000	2,065
4% 4/1/24 to 8/1/39	8,213	8,583
4% 9/1/25 (h)	10,000	10,502
4% 9/1/25 (h)	5,000	5,251
4.248% 7/1/37 (n)	805	848
4.5% 6/1/25 to 8/1/40 (i)	40,674	42,816
4.5% 9/1/25 (h)	2,000	2,116
4.5% 9/1/40 (h)	38,000	39,909
4.5% 9/1/40 (h)	58,000	60,913
5% 9/1/25 (h)	28,000	29,774
5% 12/1/25 to 5/1/40	8,695	9,298
5% 9/1/40 (h)	49,000	52,036
5% 9/1/40 (h)	2,000	2,124
5% 9/1/40 (h)	13,000	13,805
5% 9/1/40 (h)(i)	65,000	69,027
5.5% 6/1/33 to 3/1/40	29,741	32,105
5.5% 3/1/40 (h)	1,084	1,161
5.5% 3/1/40 (h)	1,055	1,131
5.5% 9/1/40 (h)(i)	61,000	65,218
5.5% 9/1/40 (h)	77,000	82,324
6% 2/1/23 to 7/1/38	11,647	12,640
6% 9/1/40 (h)	49,000	52,759
6.5% 1/1/36 to 8/1/36	6,274	6,946
6.5% 9/1/40 (h)(i)	41,000	44,632
TOTAL FANNIE MAE		677,265
Freddie Mac - 0.3%
4.5% 7/1/25 to 4/1/40	1,975	2,091
5% 3/1/19 to 6/1/40 (i)	37,825	40,465
5.416% 10/1/35 (n)	327	347
6% 7/1/37	86	94
6% 9/1/40 (h)	6,400	6,879
6.5% 11/1/34 to 3/1/36 (i)	10,584	11,702
TOTAL FREDDIE MAC		61,578
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - 0.3%
4% 2/15/40	$ 27	$ 28
4% 9/1/40 (h)	5,000	5,209
4% 9/1/40 (h)	1,000	1,042
4% 9/1/40 (h)	900	938
4.5% 3/15/39 to 5/15/40	6,898	7,343
4.5% 9/1/40 (h)	6,000	6,364
4.5% 9/1/40 (h)(i)	4,000	4,243
4.5% 9/1/40 (h)(i)	4,000	4,243
4.5% 9/1/40 (h)	1,000	1,062
4.5% 9/1/40 (h)	1,000	1,062
4.5% 10/1/40 (h)	8,000	8,456
5.5% 12/15/31 to 1/15/39	2,239	2,425
6% 2/15/34	14,406	15,858
6.5% 3/15/34	6,751	7,525
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		65,798
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $793,322)		804,641
Asset-Backed Securities - 0.9%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7338% 4/25/35 (n)	1,999	1,148
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0138% 3/25/34 (n)	138	132
Class M2, 1.9138% 3/25/34 (n)	482	314
Series 2005-HE2 Class M2, 0.7138% 4/25/35 (n)	213	190
Series 2006-HE2 Class M3, 0.6038% 5/25/36 (n)	23	1
Series 2006-OP1:
Class M4, 0.6338% 4/25/36 (n)	187	7
Class M5, 0.6538% 4/25/36 (n)	47	1
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.2963% 9/20/13 (n)	709	705
Series 2006-A7 Class A7, 0.2863% 10/20/12 (n)	329	327
Series 2006-C1 Class C1, 0.7463% 10/20/14 (n)	119	22
Series 2007-A1 Class A, 0.3163% 1/20/15 (n)	220	219
Series 2007-A4 Class A4, 0.2963% 4/22/13 (n)	364	362
Ally Master Owner Trust Series 2010-2 Class A, 4.25% 4/15/17 (g)	8,970	9,463
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	$ 80	$ 80
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1 Class D, 5.62% 9/8/14	777	780
Series 2007-2M Class A3, 5.22% 6/8/12	59	59
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9638% 12/25/33 (n)	116	83
Series 2004-R2 Class M3, 0.8138% 4/25/34 (n)	168	19
Series 2005-R2 Class M1, 0.7138% 4/25/35 (n)	2,266	1,758
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.7188% 3/25/34 (n)	53	36
Series 2004-W11 Class M2, 0.9638% 11/25/34 (n)	616	363
Series 2004-W7 Class M1, 0.8138% 5/25/34 (n)	1,600	725
Series 2006-W4 Class A2C, 0.4238% 5/25/36 (n)	1,594	549
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0888% 4/25/34 (n)	2,929	1,760
Series 2006-HE2 Class M1, 0.6338% 3/25/36 (n)	261	19
Axon Financial Funding Ltd. 1.1336% 4/4/17 (d)(g)(n)	6,960	0*
Bear Stearns Asset Backed Securities Trust Series 2006-3 Class A1, 0.4138% 8/25/36 (n)	1,015	992
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.2883% 12/1/41 (n)	1,049	1,048
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5483% 12/26/24 (n)	2,409	2,288
C-BASS Trust Series 2006-CB7 Class A2, 0.3238% 10/25/36 (n)	292	287
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	1,771	1,782
Class C, 5.31% 6/15/12	1,633	1,658
Series 2007-1 Class C, 5.38% 11/15/12	583	609
Capital One Multi-Asset Execution Trust Series 2003-A5 Class A5, 0.5659% 7/15/13 (n)	4,890	4,890
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7163% 7/20/39 (g)(n)	502	100
Class B, 1.0163% 7/20/39 (g)(n)	290	14
Class C, 1.3663% 7/20/39 (g)(n)	372	7
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	641	659
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5638% 7/25/36 (n)	5,102	522
Series 2006-NC2 Class M7, 1.1138% 6/25/36 (n)	467	19
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Carrington Mortgage Loan Trust: - continued
Series 2006-NC4 Class M1, 0.5638% 10/25/36 (n)	$ 3,478	$ 428
Series 2006-RFC1 Class M9, 2.1338% 5/25/36 (n)	205	12
Series 2007-RFC1 Class A3, 0.4038% 12/25/36 (n)	1,978	753
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4463% 5/20/17 (g)(n)	159	142
Series 2005-1A Class A1, 4.67% 5/20/17 (g)	455	460
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (g)	14,250	14,301
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	13,320	13,692
Citigroup Mortgage Loan Trust:
Series 2005-HE4 Class A2C, 0.5338% 10/25/35 (n)	2,595	2,455
Series 2007-AMC4 Class M1, 0.5338% 5/25/37 (n)	840	38
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3238% 6/25/47 (n)	102	98
Series 2007-4 Class A1A, 0.4488% 9/25/37 (n)	635	591
Series 2007-5 Class 2A1, 0.3638% 9/25/47 (n)	6,931	6,494
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (g)	363	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2338% 4/25/34 (n)	175	63
Series 2004-4 Class M2, 1.0588% 6/25/34 (n)	645	338
Series 2005-3 Class MV1, 0.6838% 8/25/35 (n)	1,336	1,258
Series 2005-AB1 Class A2, 0.4738% 8/25/35 (n)	203	197
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (g)	413	420
Series 2007-C Class A3, 5.43% 5/15/12 (g)	63	63
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7759% 5/28/35 (n)	43	32
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4388% 8/25/34 (n)	319	146
Series 2006-3 Class 2A3, 0.4238% 11/25/36 (n)	6,512	2,333
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0888% 3/25/34 (n)	27	7
Series 2005-FF9 Class A3, 0.5438% 10/25/35 (n)	3,347	3,132
Series 2006-FF14 Class A2, 0.3238% 10/25/36 (n)	2,124	2,019
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	564	584
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.8259% 6/15/13 (n)	848	835
Series 2010-1 Class A, 1.9259% 12/15/14 (g)(n)	11,410	11,660
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	$ 71	$ 72
Series 2007-1:
Class A4, 5.03% 2/16/15	485	486
Class C, 5.43% 2/16/15	613	605
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7538% 1/25/35 (n)	1,041	362
Class M4, 0.9438% 1/25/35 (n)	399	44
Series 2006-D Class M1, 0.4938% 11/25/36 (n)	325	11
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6975% 2/25/47 (g)(n)	3,122	2,131
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (g)	1,465	1,172
GE Business Loan Trust:
Series 2003-1 Class A, 0.7059% 4/15/31 (g)(n)	301	265
Series 2006-2A:
Class A, 0.4559% 11/15/34 (g)(n)	1,965	1,582
Class B, 0.5559% 11/15/34 (g)(n)	709	426
Class C, 0.6559% 11/15/34 (g)(n)	1,179	471
Class D, 1.0259% 11/15/34 (g)(n)	448	108
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4259% 9/15/17 (n)	959	945
Goal Capital Funding Trust Series 2007-1 Class C1, 0.9383% 6/25/42 (n)	736	595
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	54	56
Class C, 5.74% 12/15/14	116	118
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9138% 6/25/34 (n)	2,938	1,823
Series 2007-HE1 Class M1, 0.5138% 3/25/47 (n)	1,186	71
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6138% 4/25/36 (n)	223	5
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3438% 5/25/30 (g)(n)	717	186
Series 2006-3:
Class B, 0.6638% 9/25/46 (g)(n)	719	144
Class C, 0.8138% 9/25/46 (g)(n)	1,676	251
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5838% 8/25/33 (n)	458	292
Series 2003-3 Class M1, 1.5538% 8/25/33 (n)	892	617
Series 2003-5 Class A2, 0.9638% 12/25/33 (n)	36	20
Series 2005-5 Class 2A2, 0.5138% 11/25/35 (n)	163	160
Series 2006-1 Class 2A3, 0.4888% 4/25/36 (n)	1,909	1,838
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2006-8 Class 2A1, 0.3138% 3/25/37 (n)	$ 10	$ 10
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5563% 3/20/36 (n)	882	675
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4538% 1/25/37 (n)	1,642	509
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5638% 7/25/36 (n)	3,185	140
Series 2007-CH1:
Class AV4, 0.3938% 11/25/36 (n)	1,641	1,248
Class MV1, 0.4938% 11/25/36 (n)	1,335	747
Series 2007-CH3 Class M1, 0.5638% 3/25/37 (n)	574	31
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.8672% 12/27/29 (n)	914	761
Series 2006-A Class 2C, 1.6872% 3/27/42 (n)	2,909	449
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	2,077	2,114
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3438% 6/25/34 (n)	173	117
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (g)	16	15
Class C, 5.691% 10/20/28 (g)	7	6
Class D, 6.01% 10/20/28 (g)	88	70
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5238% 10/25/36 (n)	589	35
Series 2007-HE1 Class M1, 0.5638% 5/25/37 (n)	861	47
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0138% 7/25/34 (n)	193	84
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	215	217
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9138% 7/25/34 (n)	686	528
Series 2006-FM1 Class A2B, 0.3738% 4/25/37 (n)	2,426	2,104
Series 2006-MLN1 Class A2A, 0.3338% 7/25/37 (n)	26	25
Series 2006-OPT1 Class A1A, 0.5238% 6/25/35 (n)	3,444	2,431
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6038% 8/25/34 (n)	63	42
Series 2005-NC1 Class M1, 0.7038% 1/25/35 (n)	439	225
Series 2005-NC2 Class B1, 1.4338% 3/25/35 (n)	457	54
Series 2007-HE2 Class M1, 0.5138% 1/25/37 (n)	4,086	118
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (p)	$ 2,620	$ 375
Series 2006-1 Class AIO, 5.5% 4/25/11 (p)	413	11
Series 2006-2 Class AIO, 6% 8/25/11 (p)	232	11
Series 2006-3 Class AIO, 7.1% 1/25/12 (p)	371	29
Series 2006-4:
Class A1, 0.2938% 3/25/25 (n)	484	477
Class AIO, 6.35% 2/27/12 (p)	1,181	100
Class D, 1.3638% 5/25/32 (n)	2,225	31
Series 2007-1 Class AIO, 7.27% 4/25/12 (p)	1,587	171
Series 2007-2 Class AIO, 6.7% 7/25/12 (p)	1,351	159
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7738% 9/25/35 (n)	1,566	644
Series 2005-D Class M2, 0.7338% 2/25/36 (n)	857	111
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3838% 3/25/36 (n)	41	41
Ocala Funding LLC Series 2006-1A Class A, 1.6663% 3/20/11 (d)(g)(n)	1,290	477
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3538% 5/25/37 (n)	90	87
Series 2007-6 Class 2A1, 0.3238% 7/25/37 (n)	167	161
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5138% 9/25/34 (n)	585	252
Class M4, 1.7138% 9/25/34 (n)	750	119
Series 2005-WCH1:
Class M2, 0.7838% 1/25/36 (n)	2,624	2,219
Class M3, 0.8238% 1/25/36 (n)	525	337
Class M4, 1.0938% 1/25/36 (n)	1,620	510
Series 2005-WHQ2:
Class M7, 1.5138% 5/25/35 (n)	1,920	28
Class M9, 2.1438% 5/25/35 (n)	1,795	4
Providian Master Note Trust Series 2006-C1A Class C1, 0.8259% 3/15/15 (g)(n)	3,609	3,595
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4938% 12/25/36 (n)	390	15
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3338% 2/25/37 (n)	100	98
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0638% 4/25/33 (n)	6	5
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0588% 3/25/35 (n)	1,836	1,204
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9838% 1/25/36 (n)	$ 96	$ 3
Series 2006-FR4 Class A2A, 0.3438% 8/25/36 (n)	573	266
Series 2007-NC1 Class A2A, 0.3138% 12/25/36 (n)	241	236
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4881% 3/20/19 (g)(n)	928	866
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4871% 6/15/33 (n)	1,396	84
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (g)	655	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4138% 9/25/34 (n)	82	20
Structured Asset Securities Corp. Series 2007-BC4 Class A3, 0.5138% 11/25/37 (n)	7,736	7,335
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3538% 6/25/37 (n)	1,243	1,030
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (g)	1,011	1,016
Swift Master Auto Receivables Trust Series 2007-2 Class A, 0.9259% 10/15/12 (n)	2,863	2,860
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1238% 9/25/34 (n)	32	20
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0936% 4/6/42 (g)(n)	2,136	107
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	455	465
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (g)	97	98
Series 2006-2A:
Class B, 5.29% 6/20/12 (g)	383	385
Class D, 5.54% 12/20/12 (g)	582	592
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (g)	974	0
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7759% 8/15/15 (g)(n)	9,213	9,131
Series 2007-A4A Class A4, 5.2% 10/15/14 (g)	8,635	8,681
Series 2007-A5A Class A5, 1.0259% 10/15/14 (g)(n)	1,190	1,190
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(g)	$ 8	$ 0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2978% 10/25/44 (g)(n)	1,964	648
TOTAL ASSET-BACKED SECURITIES (Cost $167,143)		170,510
Collateralized Mortgage Obligations - 0.8%

Private Sponsor - 0.8%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.9575% 4/12/56 (g)(n)	1,568	941
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6987% 4/10/49 (n)	73	18
Class C, 5.6987% 4/10/49 (n)	194	33
Class D, 5.6987% 4/10/49 (n)	97	14
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (g)	6,633	6,728
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.6145% 1/25/34 (n)	2,020	1,806
Series 2004-1 Class 2A2, 3.6636% 10/25/34 (n)	2,091	1,860
Series 2004-A Class 2A2, 3.5151% 2/25/34 (n)	1,065	938
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (n)	150	133
Class 2A2, 3.0586% 3/25/34 (n)	1,273	1,163
Series 2004-D Class 2A2, 2.9566% 5/25/34 (n)	2,040	1,898
Series 2004-G Class 2A7, 3.195% 8/25/34 (n)	1,808	1,573
Series 2004-H Class 2A1, 3.7091% 9/25/34 (n)	1,650	1,442
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (g)(n)(p)	38,781	3,025
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5438% 1/25/35 (n)	2,534	1,992
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4276% 10/12/41 (g)(n)(p)	4,528	50
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.2363% 2/25/37 (n)	498	477
Series 2007-A2 Class 2A1, 3.4095% 7/25/37 (n)	4,008	3,826
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0914% 12/10/49 (n)	1,314	1,403
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 2.7498% 8/25/34 (n)	1,316	1,225
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Citigroup Mortgage Loan Trust Series 2004-UST1: - continued
Class A4, 2.489% 8/25/34 (n)	$ 1,163	$ 1,103
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (n)	1,468	294
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7759% 7/16/34 (g)(n)	1,314	1,281
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6638% 5/25/33 (n)	15	15
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.8818% 11/25/34 (n)	252	243
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3566% 11/19/37 (n)	62	61
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.9962% 10/25/34 (n)	1,753	1,663
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.6847% 10/18/54 (g)(n)	3,771	3,689
Class C2, 0.9947% 10/18/54 (g)(n)	1,263	1,219
Class M2, 0.7747% 10/18/54 (g)(n)	2,165	2,086
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.8155% 11/20/56 (g)(n)	3,161	2,986
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.9975% 10/11/41 (g)(n)	3,418	3,367
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8163% 12/20/54 (n)	206	89
Series 2006-1A Class C2, 0.8663% 12/20/54 (g)(n)	7,110	3,128
Series 2006-2 Class C1, 0.7363% 12/20/54 (n)	5,920	2,634
Series 2006-3 Class C2, 0.7663% 12/20/54 (n)	1,233	557
Series 2006-4:
Class B1, 0.3563% 12/20/54 (n)	4,556	3,394
Class C1, 0.6463% 12/20/54 (n)	2,785	1,225
Class M1, 0.4363% 12/20/54 (n)	1,198	773
Series 2007-1:
Class 1C1, 0.5663% 12/20/54 (n)	2,417	1,076
Class 1M1, 0.4163% 12/20/54 (n)	1,611	1,031
Class 2C1, 0.6963% 12/20/54 (n)	1,098	489
Class 2M1, 0.5163% 12/20/54 (n)	2,067	1,323
Series 2007-2 Class 2C1, 0.7019% 12/17/54 (n)	2,864	1,246
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9713% 1/20/44 (n)	472	260
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 3.1041% 4/25/35 (n)	$ 725	$ 624
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4866% 5/19/35 (n)	423	265
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (n)	85	87
Class A3, 5.447% 6/12/47 (n)	2,492	2,659
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9219% 8/25/36 (n)	2,355	2,002
Series 2004-A3 Class 4A1, 4.2862% 7/25/34 (n)	1,787	1,733
Series 2004-A5 Class 2A1, 2.8213% 12/25/34 (n)	1,587	1,445
Series 2006-A2 Class 5A1, 3.3347% 11/25/33 (n)	2,787	2,611
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	591	637
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4738% 5/25/47 (n)	1,240	777
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4938% 10/25/36 (n)	545	3
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4338% 2/25/37 (n)	2,080	1,388
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.446% 6/15/22 (g)(n)	273	235
Class C, 0.466% 6/15/22 (g)(n)	1,682	1,430
Class D, 0.476% 6/15/22 (g)(n)	647	537
Class E, 0.486% 6/15/22 (g)(n)	1,035	787
Class F, 0.516% 6/15/22 (g)(n)	1,683	1,195
Class G, 0.586% 6/15/22 (g)(n)	387	263
Class H, 0.606% 6/15/22 (g)(n)	778	490
Class J, 0.646% 6/15/22 (g)(n)	906	480
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.8028% 8/25/34 (n)	1,864	1,769
Series 2005-A2 Class A7, 2.8016% 2/25/35 (n)	1,772	1,633
Series 2006-A6 Class A4, 3.5975% 10/25/33 (n)	1,515	1,356
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (n)	5,626	6,015
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5538% 7/25/35 (n)	2,708	2,135
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5638% 3/25/37 (n)	3,232	223
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.9% 10/25/35 (n)	$ 910	$ 769
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.6434% 7/10/35 (g)(n)	2,080	1,158
Class B6, 3.1434% 7/10/35 (g)(n)	442	216
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	1,143	1,157
Series 2004-SL3 Class A1, 7% 8/25/16	77	75
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7138% 6/25/33 (g)(n)	511	405
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (g)	185	185
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.1948% 7/20/34 (n)	44	23
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3532% 4/25/33 (n)	557	540
Series 2003-20 Class 1A1, 5.5% 7/25/33	495	506
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5288% 9/25/36 (n)	3,593	2,050
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.4488% 7/25/36 (n)	12,939	12,707
Series 2006-5 Class A1, 0.3838% 10/25/46 (n)	5,232	5,128
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.8215% 8/25/33 (n)	943	898
Series 2005-AR3 Class A2, 2.727% 3/25/35 (n)	2,469	2,163
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 2.902% 12/25/34 (n)	849	790
Series 2004-H Class A1, 4.5346% 6/25/34 (n)	1,697	1,630
Series 2004-W Class A9, 2.9891% 11/25/34 (n)	4,976	4,752
Series 2005-AR10 Class 2A2, 2.9141% 6/25/35 (n)	683	658
Series 2005-AR12:
Class 2A5, 2.9082% 7/25/35 (n)	12,260	11,458
Class 2A6, 2.9082% 7/25/35 (n)	575	535
Series 2005-AR2 Class 2A2, 2.8765% 3/25/35 (n)	3,092	2,861
Series 2005-AR3 Class 2A1, 2.9468% 3/25/35 (n)	1,024	923
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $115,380)		150,143
Commercial Mortgage Securities - 2.4%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8128% 2/14/43 (n)	$ 966	$ 1,050
Class A3, 6.8628% 2/14/43 (n)	1,043	1,132
Class A6, 7.1828% 2/14/43 (n)	1,537	1,643
Class PS1, 1.387% 2/14/43 (n)(p)	4,041	119
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7202% 5/10/45 (n)	1,534	1,651
Series 2006-4 Class A1, 5.363% 7/10/46 (n)	281	283
Series 2006-5:
Class A1, 5.185% 9/10/47	582	587
Class A2, 5.317% 9/10/47	5,071	5,313
Class A3, 5.39% 9/10/47	1,832	1,976
Series 2006-6 Class A3, 5.369% 10/10/45	2,628	2,741
Series 2007-2 Class A1, 5.421% 4/10/49	368	379
Series 2007-4 Class A3, 5.811% 2/10/51 (n)	1,310	1,412
Series 2006-6 Class E, 5.619% 10/10/45 (g)	759	138
Series 2007-3:
Class A3, 5.6578% 6/10/49 (n)	2,194	2,351
Class A4, 5.6578% 6/10/49 (n)	2,739	2,756
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	2,878	2,998
Series 2004-2:
Class A3, 4.05% 11/10/38	1,449	1,468
Class A4, 4.153% 11/10/38	1,666	1,722
Series 2004-4 Class A3, 4.128% 7/10/42	82	82
Series 2005-1 Class A3, 4.877% 11/10/42	2,167	2,177
Series 2006-1 Class A1, 5.219% 9/10/45 (n)	980	983
Series 2007-1 Class A2, 5.381% 1/15/49	3,695	3,813
Series 2001-3 Class H, 6.562% 4/11/37 (g)	735	727
Series 2001-PB1:
Class J, 7.166% 5/11/35 (g)	329	317
Class K, 6.15% 5/11/35 (g)	611	550
Series 2003-2 Class XP, 0.307% 3/11/41 (g)(n)(p)	16,244	11
Series 2005-3 Series A3B, 5.09% 7/10/43 (n)	4,082	4,363
Series 2005-6 Class A3, 5.1778% 9/10/47 (n)	2,365	2,443
Series 2007-1 Class B, 5.543% 1/15/49	791	259
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5859% 3/15/22 (g)(n)	564	462
Class D, 0.6359% 3/15/22 (g)(n)	572	446
Class E, 0.6759% 3/15/22 (g)(n)	472	354
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc. floater: - continued
Series 2005-MIB1:
Class F, 0.7459% 3/15/22 (g)(n)	$ 676	$ 473
Class G, 0.8059% 3/15/22 (g)(n)	438	285
Series 2006-BIX1:
Class C, 0.4559% 10/15/19 (g)(n)	844	701
Class D, 0.4859% 10/15/19 (g)(n)	1,031	866
Class E, 0.5159% 10/15/19 (g)(n)	956	792
Class F, 0.5859% 10/15/19 (g)(n)	2,868	2,307
Class G, 0.6059% 10/15/19 (g)(n)	1,350	940
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1138% 12/25/33 (g)(n)	90	53
Series 2004-1:
Class A, 0.6238% 4/25/34 (g)(n)	1,555	1,228
Class B, 2.1638% 4/25/34 (g)(n)	174	87
Class M1, 0.8238% 4/25/34 (g)(n)	140	95
Class M2, 1.4638% 4/25/34 (g)(n)	129	73
Series 2004-2:
Class A, 0.6938% 8/25/34 (g)(n)	1,223	966
Class M1, 0.8438% 8/25/34 (g)(n)	210	133
Series 2004-3:
Class A1, 0.6338% 1/25/35 (g)(n)	2,747	2,143
Class A2, 0.6838% 1/25/35 (g)(n)	394	256
Class M1, 0.7638% 1/25/35 (g)(n)	474	306
Class M2, 1.2638% 1/25/35 (g)(n)	225	140
Series 2005-2A:
Class A1, 0.5738% 8/25/35 (g)(n)	1,994	1,487
Class M1, 0.6938% 8/25/35 (g)(n)	108	62
Class M2, 0.7438% 8/25/35 (g)(n)	179	99
Class M3, 0.7638% 8/25/35 (g)(n)	99	50
Class M4, 0.8738% 8/25/35 (g)(n)	91	43
Series 2005-3A:
Class A1, 0.5838% 11/25/35 (g)(n)	796	592
Class A2, 0.6638% 11/25/35 (g)(n)	717	463
Class M1, 0.7038% 11/25/35 (g)(n)	94	48
Class M2, 0.7538% 11/25/35 (g)(n)	119	56
Class M3, 0.7738% 11/25/35 (g)(n)	107	49
Class M4, 0.8638% 11/25/35 (g)(n)	133	57
Series 2005-4A:
Class A2, 0.6538% 1/25/36 (g)(n)	1,847	1,182
Class B1, 1.6638% 1/25/36 (g)(n)	160	53
Class M1, 0.7138% 1/25/36 (g)(n)	596	310
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M2, 0.7338% 1/25/36 (g)(n)	$ 179	$ 88
Class M3, 0.7638% 1/25/36 (g)(n)	261	120
Class M4, 0.8738% 1/25/36 (g)(n)	144	58
Class M5, 0.9138% 1/25/36 (g)(n)	144	56
Class M6, 0.9638% 1/25/36 (g)(n)	153	55
Series 2006-1:
Class A2, 0.6238% 4/25/36 (g)(n)	282	189
Class M1, 0.6438% 4/25/36 (g)(n)	101	50
Class M2, 0.6638% 4/25/36 (g)(n)	106	51
Class M3, 0.6838% 4/25/36 (g)(n)	92	40
Class M4, 0.7838% 4/25/36 (g)(n)	52	20
Class M5, 0.8238% 4/25/36 (g)(n)	50	19
Class M6, 0.9038% 4/25/36 (g)(n)	100	39
Series 2006-2A:
Class A1, 0.4938% 7/25/36 (g)(n)	4,252	3,285
Class A2, 0.5438% 7/25/36 (g)(n)	253	172
Class B1, 1.1338% 7/25/36 (g)(n)	95	25
Class B3, 2.9638% 7/25/36 (g)(n)	143	26
Class M1, 0.5738% 7/25/36 (g)(n)	265	126
Class M2, 0.5938% 7/25/36 (g)(n)	187	86
Class M3, 0.6138% 7/25/36 (g)(n)	155	64
Class M4, 0.6838% 7/25/36 (g)(n)	105	42
Class M5, 0.7338% 7/25/36 (g)(n)	129	46
Class M6, 0.8038% 7/25/36 (g)(n)	192	60
Series 2006-3A:
Class B1, 1.0638% 10/25/36 (g)(n)	168	34
Class B2, 1.6138% 10/25/36 (g)(n)	121	21
Class B3, 2.8638% 10/25/36 (g)(n)	197	32
Class M4, 0.6938% 10/25/36 (g)(n)	186	59
Class M5, 0.7438% 10/25/36 (g)(n)	223	62
Class M6, 0.8238% 10/25/36 (g)(n)	436	105
Series 2006-4A:
Class A1, 0.4938% 12/25/36 (g)(n)	951	707
Class A2, 0.5338% 12/25/36 (g)(n)	4,649	2,955
Class B1, 0.9638% 12/25/36 (g)(n)	149	36
Class B2, 1.5138% 12/25/36 (g)(n)	152	30
Class B3, 2.7138% 12/25/36 (g)(n)	257	29
Class M1, 0.5538% 12/25/36 (g)(n)	310	145
Class M2, 0.5738% 12/25/36 (g)(n)	206	88
Class M3, 0.6038% 12/25/36 (g)(n)	208	81
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class M4, 0.6638% 12/25/36 (g)(n)	$ 251	$ 89
Class M5, 0.7038% 12/25/36 (g)(n)	229	77
Class M6, 0.7838% 12/25/36 (g)(n)	206	66
Series 2007-1:
Class A2, 0.5338% 3/25/37 (g)(n)	973	613
Class B1, 0.9338% 3/25/37 (g)(n)	312	69
Class B2, 1.4138% 3/25/37 (g)(n)	224	41
Class B3, 3.6138% 3/25/37 (g)(n)	617	93
Class M1, 0.5338% 3/25/37 (g)(n)	272	123
Class M2, 0.5538% 3/25/37 (g)(n)	203	79
Class M3, 0.5838% 3/25/37 (g)(n)	181	64
Class M4, 0.6338% 3/25/37 (g)(n)	147	47
Class M5, 0.6838% 3/25/37 (g)(n)	227	66
Class M6, 0.7638% 3/25/37 (g)(n)	318	78
Series 2007-2A:
Class A1, 0.5338% 7/25/37 (g)(n)	869	608
Class A2, 0.5838% 7/25/37 (g)(n)	815	424
Class B1, 1.8638% 7/25/37 (g)(n)	252	38
Class B2, 2.5138% 7/25/37 (g)(n)	219	33
Class B3, 3.6138% 7/25/37 (g)(n)	246	32
Class M1, 0.6338% 7/25/37 (g)(n)	285	108
Class M2, 0.6738% 7/25/37 (g)(n)	157	47
Class M3, 0.7538% 7/25/37 (g)(n)	158	36
Class M4, 0.9138% 7/25/37 (g)(n)	313	63
Class M5, 1.0138% 7/25/37 (g)(n)	276	47
Class M6, 1.2638% 7/25/37 (g)(n)	351	54
Series 2007-3:
Class A2, 0.5538% 7/25/37 (g)(n)	1,004	613
Class B1, 1.2138% 7/25/37 (g)(n)	223	51
Class B2, 1.8638% 7/25/37 (g)(n)	559	122
Class B3, 4.2638% 7/25/37 (g)(n)	298	61
Class M1, 0.5738% 7/25/37 (g)(n)	200	90
Class M2, 0.6038% 7/25/37 (g)(n)	213	79
Class M3, 0.6338% 7/25/37 (g)(n)	335	108
Class M4, 0.7638% 7/25/37 (g)(n)	527	158
Class M5, 0.8638% 7/25/37 (g)(n)	276	78
Class M6, 1.0638% 7/25/37 (g)(n)	210	50
Series 2007-4A:
Class B1, 2.8138% 9/25/37 (g)(n)	333	33
Class B2, 3.7138% 9/25/37 (g)(n)	1,202	108
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class M1, 1.2138% 9/25/37 (g)(n)	$ 320	$ 86
Class M2, 1.3138% 9/25/37 (g)(n)	320	74
Class M4, 1.8638% 9/25/37 (g)(n)	811	146
Class M5, 2.0138% 9/25/37 (g)(n)	811	122
Class M6, 2.2138% 9/25/37 (g)(n)	815	98
Series 2004-1 Class IO, 1.25% 4/25/34 (g)(p)	3,249	109
Series 2007-5A Class IO, 3.047% 10/25/37 (g)(n)(p)	7,403	800
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7159% 3/15/19 (g)(n)	884	646
Class H, 0.9259% 3/15/19 (g)(n)	595	334
Class J, 1.1259% 3/15/19 (g)(n)	447	241
Series 2007-BBA8:
Class D, 0.5259% 3/15/22 (g)(n)	653	379
Class E, 0.5759% 3/15/22 (g)(n)	3,391	1,865
Class F, 0.6259% 3/15/22 (g)(n)	2,081	1,061
Class G, 0.6759% 3/15/22 (g)(n)	534	256
Class H, 0.8259% 3/15/22 (g)(n)	653	261
Class J, 0.9759% 3/15/22 (g)(n)	653	209
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	463	471
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,314	1,335
Series 2006-T24 Class A1, 4.905% 10/12/41 (n)	1,140	1,160
Series 2007-PW15 Class AAB, 5.315% 2/11/44	3,555	3,845
Series 2007-PW16:
Class A4, 5.7172% 6/11/40 (n)	769	810
Class AAB, 5.7172% 6/11/40 (n)	6,290	6,844
Series 2007-PW17 Class A1, 5.282% 6/11/50	732	747
Series 2007-PW18:
Class A2, 5.613% 6/11/50	430	451
Class A4, 5.7% 6/11/50	5,820	6,175
Series 2007-T26 Class A1, 5.145% 1/12/45 (n)	344	353
Series 2003-PWR2 Class X2, 0.4686% 5/11/39 (g)(n)(p)	10,186	54
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,638	4,916
Series 2006-PW14 Class X2, 0.6529% 12/11/38 (g)(n)(p)	17,806	319
Series 2006-T22 Class A4, 5.4623% 4/12/38 (n)	164	181
Series 2007-PW15 Class A1, 5.016% 2/11/44	343	351
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-PW16:
Class B, 5.7172% 6/11/40 (g)(n)	$ 210	$ 76
Class C, 5.7172% 6/11/40 (g)(n)	175	54
Class D, 5.7172% 6/11/40 (g)(n)	175	46
Series 2007-PW18 Class X2, 0.3206% 6/11/50 (g)(n)(p)	122,743	1,574
Series 2007-T28:
Class A1, 5.422% 9/11/42	193	200
Class X2, 0.1751% 9/11/42 (g)(n)(p)	61,386	479
C-BASS Trust floater Series 2006-SC1 Class A, 0.5338% 5/25/36 (g)(n)	1,015	600
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (g)	1,544	1,664
Class XCL, 2.1172% 5/15/35 (g)(n)(p)	17,125	478
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	57	57
Class F, 7.734% 1/15/32	285	284
Series 2001-245 Class A2, 6.275% 2/12/16 (g)(n)	1,306	1,327
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5819% 8/15/21 (g)(n)	469	411
Class G, 0.6019% 8/15/21 (g)(n)	586	473
Class H, 0.6419% 8/15/21 (g)(n)	468	350
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,115	9,801
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (g)	2,210	2,043
Series 2007-C6:
Class A1, 5.622% 12/10/49 (n)	2,021	2,057
Class A2, 5.6985% 12/10/49 (n)	1,600	1,682
Class A4, 5.6985% 12/10/49 (n)	4,371	4,652
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A1, 4.977% 12/11/49	222	224
Class A2A, 5.237% 12/11/49	1,169	1,202
Class A4, 5.322% 12/11/49	5,943	6,055
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,279	1,352
Class C, 5.476% 12/11/49	2,474	693
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8179% 5/15/46 (n)	$ 1,314	$ 1,405
Series 2006-C1 Class B, 5.359% 8/15/48	3,942	552
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5059% 4/15/17 (g)(n)	2,943	2,502
Class C, 0.5459% 4/15/17 (g)(n)	1,057	867
Class D, 0.5859% 4/15/17 (g)(n)	1,043	813
Class E, 0.6459% 4/15/17 (g)(n)	332	249
Class F, 0.6859% 4/15/17 (g)(n)	188	130
Class G, 0.8259% 4/15/17 (g)(n)	188	119
Class H, 0.8959% 4/15/17 (g)(n)	188	98
Class J, 1.1259% 4/15/17 (g)(n)	144	58
Series 2005-FL11:
Class C, 0.5759% 11/15/17 (g)(n)	1,322	1,216
Class D, 0.6159% 11/15/17 (g)(n)	69	62
Class E, 0.6659% 11/15/17 (g)(n)	244	212
Class F, 0.7259% 11/15/17 (g)(n)	269	221
Class G, 0.7759% 11/15/17 (g)(n)	186	131
Series 2006-FL12 Class AJ, 0.4059% 12/15/20 (g)(n)	1,872	1,554
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (n)	20	20
Series 2006-C8 Class A3, 5.31% 12/10/46	3,744	3,901
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (g)	2,221	2,228
Series 2007-C9 Class A4, 5.8157% 12/10/49 (n)	2,907	3,146
Series 2004-LBN2 Class X2, 0.8492% 3/10/39 (g)(n)(p)	3,746	14
Series 2006-C8:
Class B, 5.44% 12/10/46	2,276	709
Class XP, 0.4814% 12/10/46 (n)(p)	20,642	303
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,596	1,656
Series 2006-C5:
Class A1, 5.297% 12/15/39	77	77
Class AJ, 5.373% 12/15/39	2,661	1,682
Series 2007-C2:
Class A1, 5.269% 1/15/49	26	26
Class A2, 5.448% 1/15/49 (n)	9,295	9,530
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C2:
Class A3, 5.542% 1/15/49 (n)	$ 2,628	$ 2,613
Series 2007-C3:
Class A1, 5.664% 6/15/39 (n)	11	11
Class A4, 5.7223% 6/15/39 (n)	790	784
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,479	7,989
Series 2006-C5 Class ASP, 0.6707% 12/15/39 (n)(p)	13,903	206
Series 2007-C5 Class A4, 5.695% 9/15/40 (n)	1,189	1,187
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6259% 4/15/22 (g)(n)	4,688	1,875
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,314	1,374
Series 2002-CP5 Class A1, 4.106% 12/15/35	137	141
Series 2004-C1:
Class A3, 4.321% 1/15/37	326	330
Class A4, 4.75% 1/15/37	612	638
Series 1998-C1 Class D, 7.17% 5/17/40	74	74
Series 1999-C1 Class E, 7.8879% 9/15/41 (n)	113	113
Series 2001-CK6 Class AX, 0.8793% 8/15/36 (n)(p)	3,503	27
Series 2001-CKN5 Class AX, 1.9642% 9/15/34 (g)(n)(p)	10,547	131
Series 2003-C4 Class ASP, 0.4351% 8/15/36 (g)(n)(p)	12,253	0*
Series 2006-C1 Class A3, 5.5486% 2/15/39 (n)	6,938	7,510
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4259% 2/15/22 (g)(n)	497	333
Class C:
0.4459% 2/15/22 (g)(n)	2,047	1,167
0.5459% 2/15/22 (g)(n)	731	336
Class F, 0.5959% 2/15/22 (g)(n)	1,462	599
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	76	77
Series 2007-C1:
Class ASP, 0.4159% 2/15/40 (n)(p)	24,600	282
Class B, 5.487% 2/15/40 (g)(n)	2,009	241
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	468	474
Class G, 6.936% 3/15/33 (g)	865	865
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	$ 8,890	$ 8,902
Series 2001-1 Class X1, 1.0321% 5/15/33 (g)(n)(p)	12,632	56
Series 2004-C1 Class X2, 1.1164% 11/10/38 (g)(n)(p)	9,947	39
Series 2005-C1 Class B, 4.846% 6/10/48 (n)	375	266
Series 2007-C1 Class XP, 0.2009% 12/10/49 (n)(p)	30,573	191
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.6149% 4/10/40 (g)(n)(p)	10,102	19
Series 2004-C3 Class X2, 0.6312% 12/10/41 (n)(p)	1,709	12
Series 2005-C1 Class X2, 0.6565% 5/10/43 (n)(p)	5,221	51
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.49% 11/5/21 (g)(n)	494	366
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	363	365
Series 2007-GG11:
Class A1, 5.358% 12/10/49	1,517	1,574
Class A2, 5.597% 12/10/49	2,628	2,775
Series 2007-GG9 Class A4, 5.444% 3/10/39	3,820	4,001
Series 2003-C2 Class XP, 0.8232% 1/5/36 (g)(n)(p)	12,071	28
Series 2005-GG3 Class XP, 0.6925% 8/10/42 (g)(n)(p)	24,340	217
Series 2006-GG7 Class A3, 5.8883% 7/10/38 (n)	3,464	3,761
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (g)(p)	31,237	325
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5353% 6/6/20 (g)(n)	66	60
Class D, 0.5753% 6/6/20 (g)(n)	313	271
Class E, 0.6653% 6/6/20 (g)(n)	363	305
Class F, 0.7353% 6/6/20 (g)(n)	916	735
Series 2007-EOP:
Class C, 0.6153% 3/6/20 (g)(n)	1,650	1,469
Class D, 0.6653% 3/6/20 (g)(n)	3,090	2,719
Class F, 0.7753% 3/6/20 (g)(n)	136	118
Class G, 0.8153% 3/6/20 (g)(n)	67	56
Class H, 0.9453% 3/6/20 (g)(n)	62	52
Class J, 1.1453% 3/6/20 (g)(n)	85	71
sequential payer:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (g)	2,064	2,117
Series 2004-GG2 Class A4, 4.964% 8/10/38	407	423
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
Series 2005-GG4 Class XP, 0.7044% 7/10/39 (g)(n)(p)	$ 24,847	$ 296
Series 2006-GG6 Class A2, 5.506% 4/10/38	6,909	7,014
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,971	2,022
Series 2007-GG10:
Class A1, 5.69% 8/10/45	486	501
Class A2, 5.778% 8/10/45	626	651
Class A4, 5.8077% 8/10/45 (n)	7,478	7,729
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 0.9177% 1/15/38 (g)(n)(p)	2,940	12
Series 2004-CB8 Class X2, 1.0321% 1/12/39 (g)(n)(p)	2,939	16
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4459% 11/15/18 (g)(n)	969	678
Class C, 0.4859% 11/15/18 (g)(n)	688	454
Class D, 0.5059% 11/15/18 (g)(n)	306	174
Class E, 0.5559% 11/15/18 (g)(n)	439	246
Class F, 0.6059% 11/15/18 (g)(n)	660	343
Class G, 0.6359% 11/15/18 (g)(n)	571	286
Class H, 0.7759% 11/15/18 (g)(n)	439	193
sequential payer:
Series 2006-CB14 Class A3B, 5.4835% 12/12/44 (n)	3,908	4,170
Series 2006-CB15 Class A3, 5.819% 6/12/43 (n)	1,978	2,104
Series 2006-LDP8 Class A4, 5.399% 5/15/45	837	898
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (n)	624	666
Class A3, 5.336% 5/15/47	548	571
Series 2007-CB19 Class A4, 5.7461% 2/12/49 (n)	4,608	4,833
Series 2007-LD11 Class A2, 5.8025% 6/15/49 (n)	3,689	3,857
Series 2007-LDP10 Class A1, 5.122% 1/15/49	43	44
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,616	3,698
Series 2004-LDP4 Class D, 5.1488% 10/15/42 (n)	1,183	548
Series 2005-CB13 Class E, 5.3519% 1/12/43 (g)(n)	665	62
Series 2005-LDP3 Class A3, 4.959% 8/15/42	9,647	10,000
Series 2006-CB17 Class A3, 5.45% 12/12/43	374	393
Series 2007-CB19:
Class B, 5.7461% 2/12/49 (n)	112	35
Class C, 5.7461% 2/12/49 (n)	294	91
Class D, 5.7461% 2/12/49 (n)	309	91
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (n)	$ 251	$ 75
Class CS, 5.466% 1/15/49 (n)	108	28
Class ES, 5.541% 1/15/49 (g)(n)	679	48
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (g)	542	547
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.9499% 7/15/44 (n)	1,054	1,090
Series 1998-C1 Class D, 6.98% 2/18/30	490	493
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	233	237
Series 2001-C3 Class A1, 6.058% 6/15/20	6	6
Series 2006-C1 Class A2, 5.084% 2/15/31	572	577
Series 2006-C3 Class A1, 5.478% 3/15/32	29	29
Series 2006-C6:
Class A1, 5.23% 9/15/39	134	134
Class A2, 5.262% 9/15/39 (n)	2,293	2,352
Series 2006-C7:
Class A1, 5.279% 11/15/38	97	99
Class A2, 5.3% 11/15/38	1,445	1,490
Class A3, 5.347% 11/15/38	979	1,038
Series 2007-C1:
Class A1, 5.391% 2/15/40 (n)	177	181
Class A4, 5.424% 2/15/40	4,069	4,271
Series 2007-C2 Class A3, 5.43% 2/15/40	2,923	3,011
Series 2000-C5 Class E, 7.29% 12/15/32	92	93
Series 2001-C3 Class B, 6.512% 6/15/36	2,540	2,626
Series 2001-C7 Class D, 6.514% 11/15/33	1,445	1,460
Series 2004-C2 Class XCP, 1.0459% 3/15/36 (g)(n)(p)	22,197	125
Series 2004-C4 Class A2, 4.567% 6/15/29 (n)	190	192
Series 2005-C3 Class XCP, 0.7548% 7/15/40 (n)(p)	4,067	48
Series 2006-C3 Class A3 5.689% 3/15/32	730	772
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (n)(p)	7,469	121
Series 2007-C1:
Class C, 5.533% 2/15/40 (n)	2,891	641
Class D, 5.563% 2/15/40 (n)	526	94
Class E, 5.582% 2/15/40 (n)	263	40
Class XCP, 0.3203% 2/15/40 (n)(p)	3,002	35
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2007-C6 Class A4, 5.858% 7/15/40 (n)	$ 1,642	$ 1,694
Series 2007-C7:
Class A3, 5.866% 9/15/45	4,297	4,502
Class XCP, 0.2905% 9/15/45 (n)(p)	103,131	1,130
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (g)	376	384
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5059% 9/15/21 (g)(n)	421	323
Class E, 0.5659% 9/15/21 (g)(n)	1,518	1,151
Class F, 0.6159% 9/15/21 (g)(n)	1,255	936
Class G, 0.6359% 9/15/21 (g)(n)	2,478	1,716
Class H, 0.6759% 9/15/21 (g)(n)	639	279
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	2,332	2,469
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	224	225
Series 2007-C1 Class A1, 4.533% 6/12/50	382	385
Series 2005-CKI1 Class A3, 5.2324% 11/12/37 (n)	2,158	2,230
Series 2005-LC1 Class F, 5.3777% 1/12/44 (g)(n)	1,143	424
Series 2006-C1 Class A2, 5.6099% 5/12/39 (n)	1,853	1,955
Series 2007-C1 Class A4, 5.826% 6/12/50 (n)	4,974	5,332
Series 2008-C1 Class A4, 5.69% 2/12/51	2,805	2,974
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4625% 12/12/49 (n)	612	595
sequential payer:
Series 2006-1 CLass A3, 5.4664% 2/12/39 (n)	1,398	1,469
Series 2006-4 Class ASB, 5.133% 12/12/49 (n)	1,129	1,211
Series 2007-5:
Class A1, 4.275% 8/12/48	33	33
Class A3, 5.364% 8/12/48	512	524
Class A4, 5.378% 8/12/48	53	52
Class B, 5.479% 2/12/17	3,942	694
Series 2007-6:
Class A1, 5.175% 3/12/51	69	70
Class A4, 5.485% 3/12/51 (n)	10,897	10,860
Series 2007-7 Class A4, 5.7485% 6/12/50 (n)	4,599	4,622
Series 2007-8 Class A1, 4.622% 8/12/49	323	330
Series 2006-4 Class XP, 0.6254% 12/12/49 (n)(p)	29,164	530
Series 2007-6 Class B, 5.635% 3/12/51 (n)	1,314	392
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2007-7 Class B, 5.75% 6/12/50	$ 114	$ 19
Series 2007-8 Class A3, 5.9564% 8/12/49 (n)	1,133	1,218
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.472% 7/15/19 (g)(n)	903	113
Class F, 0.592% 7/15/19 (g)(n)	1,265	1,151
Class G, 0.632% 7/15/19 (g)(n)	719	518
Series 2007-XCLA Class A1, 0.472% 7/17/17 (g)(n)	2,780	1,529
Series 2007-XLCA Class B, 0.772% 7/17/17 (g)(n)	2,413	169
Series 2007-XLFA:
Class C, 0.432% 10/15/20 (g)(n)	754	320
Class D, 0.462% 10/15/20 (g)(n)	732	165
Class E, 0.522% 10/15/20 (g)(n)	916	115
Class F, 0.572% 10/15/20 (g)(n)	550	55
Class G, 0.612% 10/15/20 (g)(n)	680	51
Class H, 0.702% 10/15/20 (g)(n)	428	11
Class J, 0.852% 10/15/20 (g)(n)	488	12
Class MHRO, 0.962% 10/15/20 (g)(n)	541	108
Class MJPM, 1.272% 10/15/20 (g)(n)	165	124
Class MSTR, 0.972% 10/15/20 (g)(n)	308	62
Class NHRO, 1.162% 10/15/20 (g)(n)	819	115
Class NSTR, 1.122% 10/15/20 (g)(n)	284	40
sequential payer:
Series 2003-IQ5 Class X2, 0.8727% 4/15/38 (g)(n)(p)	4,046	33
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,951	2,021
Series 2006-HQ10 Class A1, 5.131% 11/12/41	205	207
Series 2006-T23 Class A1, 5.682% 8/12/41	385	390
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	299	305
Class A31, 5.439% 2/12/44 (n)	666	701
Series 2007-IQ13 Class A1, 5.05% 3/15/44	304	309
Series 2007-IQ14 Class A1, 5.38% 4/15/49	784	806
Series 2007-T25:
Class A1, 5.391% 11/12/49	264	271
Class A2, 5.507% 11/12/49	1,292	1,410
Series 2003-IQ6 Class X2, 0.5807% 12/15/41 (g)(n)(p)	8,502	62
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2005-IQ9 Class X2, 1.0854% 7/15/56 (g)(n)(p)	$ 14,622	$ 208
Series 2006-HQ10 Class X2, 0.4996% 11/12/41 (g)(n)(p)	10,220	111
Series 2006-HQ8 Class A3, 5.4379% 3/12/44 (n)	2,038	2,090
Series 2006-HQ9 Class B, 5.832% 7/12/44 (n)	1,950	1,443
Series 2006-IQ11:
Class A3, 5.7325% 10/15/42 (n)	2,181	2,327
Class A4, 5.7685% 10/15/42 (n)	394	438
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,314	329
Series 2006-T23 Class A3, 5.8072% 8/12/41 (n)	671	723
Series 2007-HQ11 Class B, 5.538% 2/20/44 (n)	2,383	858
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (n)	1,971	2,001
Class AAB, 5.654% 4/15/49	3,520	3,763
Class B, 5.7249% 4/15/49 (n)	323	78
Series 2007-XLC1:
Class C, 0.872% 7/17/17 (g)(n)	3,251	81
Class D, 0.972% 7/17/17 (g)(n)	1,529	38
Class E, 1.072% 7/17/17 (g)(n)	1,242	31
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	13	13
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	401	401
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	148	154
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (g)	1,117	1,139
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4759% 1/15/18 (g)(n)	1,401	1,393
Series 2006-WL7A:
Class E, 0.5519% 9/15/21 (g)(n)	1,791	1,062
Class F, 0.6119% 8/11/18 (g)(n)	2,061	861
Class G, 0.6319% 8/11/18 (g)(n)	1,953	793
Class J, 0.8719% 8/11/18 (g)(n)	434	111
Series 2007-WHL8:
Class AP1, 0.9759% 6/15/20 (g)(n)	142	78
Class AP2, 1.0759% 6/15/20 (g)(n)	237	118
Class F, 0.7559% 6/15/20 (g)(n)	4,581	1,145
Class LXR1, 0.9759% 6/15/20 (g)(n)	162	97
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Class LXR2, 1.0759% 6/15/20 (g)(n)	$ 3,121	$ 1,561
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	77	77
Series 2003-C7 Class A1, 4.241% 10/15/35 (g)	2,357	2,377
Series 2003-C8 Class A3, 4.445% 11/15/35	5,722	5,852
Series 2006-C27 Class A2, 5.624% 7/15/45	1,174	1,203
Series 2006-C29:
Class A1, 5.11% 11/15/48	634	642
Class A3, 5.313% 11/15/48	3,490	3,716
Series 2007-C30:
Class A1, 5.031% 12/15/43	90	91
Class A3, 5.246% 12/15/43	1,128	1,138
Class A4, 5.305% 12/15/43	386	385
Class A5, 5.342% 12/15/43	1,406	1,370
Series 2007-C31:
Class A1, 5.14% 4/15/47	142	143
Class A4, 5.509% 4/15/47	2,970	2,938
Series 2007-C32:
Class A2, 5.735% 6/15/49 (n)	4,582	4,768
Class A3, 5.74% 6/15/49 (n)	2,231	2,222
Series 2003-C6 Class G, 5.125% 8/15/35 (g)(n)	624	589
Series 2003-C8 Class XP, 0.1813% 11/15/35 (g)(n)(p)	3,805	4
Series 2003-C9 Class XP, 0.4499% 12/15/35 (g)(n)(p)	5,327	7
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (g)(n)	1,010	939
Class 180B, 5.3979% 10/15/41 (g)(n)	460	414
Series 2005-C19 Class B, 4.892% 5/15/44	1,314	1,074
Series 2005-C22:
Class B, 5.3598% 12/15/44 (n)	2,914	2,002
Class F, 5.3598% 12/15/44 (g)(n)	2,191	876
Series 2006-C23 Class A5, 5.416% 1/15/45 (n)	7,210	7,838
Series 2006-C29 Class E, 5.516% 11/15/48 (n)	1,314	407
Series 2007-C30:
Class C, 5.483% 12/15/43 (n)	3,942	654
Class D, 5.513% 12/15/43 (n)	2,102	180
Class XP, 0.4367% 12/15/43 (g)(n)(p)	15,134	207
Series 2007-C31 Class C, 5.6935% 4/15/47 (n)	361	77
Series 2007-C31A Class A2, 5.421% 4/15/47	8,470	8,768
Series 2007-C32:
Class D, 5.74% 6/15/49 (n)	987	197
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C32:
Class E, 5.74% 6/15/49 (n)	$ 1,556	$ 266
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.902% 2/15/51 (n)	870	881
Series 2007-C33 Class B, 5.902% 2/15/51 (n)	2,209	721
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $376,215)		456,481
Municipal Securities - 0.1%

California Gen. Oblig.:
6.2% 3/1/19	3,800	4,125
7.5% 4/1/34	4,700	5,276
7.55% 4/1/39	6,151	6,987
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15	5,980	6,099
TOTAL MUNICIPAL SECURITIES (Cost $20,809)		22,487
Foreign Government and Government Agency Obligations - 0.0%

Brazilian Federative Republic 4.875% 1/22/21	2,860	3,067
Chilean Republic 7.125% 1/11/12	2,462	2,649
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,518)		5,716
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $181)	196	211
Bank Notes - 0.0%

National City Bank, Cleveland 0.6384% 3/1/13 (n) (Cost $684)	790	767
Preferred Securities - 0.0%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (n)	$ 851	$ 711
MUFG Capital Finance 1 Ltd. 6.346% (n)	2,706	2,715
		3,426
TOTAL PREFERRED SECURITIES (Cost $2,130)		3,426
Fixed-Income Funds - 11.1%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (o)	5,926,735	647,022
Fidelity High Income Central Fund 2 (o)	4,120,389	434,289
Fidelity Mortgage Backed Securities Central Fund (o)	10,217,643	1,083,888
TOTAL FIXED-INCOME FUNDS (Cost $2,011,726)		2,165,199
Money Market Funds - 6.2%

Fidelity Cash Central Fund, 0.24% (b)	1,091,253,834	1,091,254
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	122,023,197	122,023
TOTAL MONEY MARKET FUNDS (Cost $1,213,277)		1,213,277
Cash Equivalents - 1.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at:
0.24%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) #	$ 5,397	5,397
0.25%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) # (c)	207,001	207,000
TOTAL CASH EQUIVALENTS (Cost $212,397)		212,397
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $19,486,912)		20,469,467
NET OTHER ASSETS (LIABILITIES) - (5.2)%		(1,013,529)
NET ASSETS - 100%		$ 19,455,938
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,630 CME E-mini S&P 500 Index Contracts	Sept. 2010	$ 85,436	$ (1,515)

The face value of futures purchased as a percentage of net assets is 0.4%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $3,214,750) (m)

	Sept. 2037	$ 12,741	$ (11,947)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,992,000) (m)	Sept. 2037	10,376	(9,729)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $407,250) (m)	Sept. 2037	1,373	(1,288)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,992,000) (m)	Sept. 2037	10,376	(9,729)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,882,000) (m)

	Sept. 2037	$ 9,995	$ (9,372)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,558,750) (m)	Sept. 2037	8,774	(8,227)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-C) (l)	Dec. 2034	613	(598)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (l)	Oct. 2034	489	(479)
Receive monthly notional amount multiplied by 2.6% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (l)	Oct. 2034	489	(479)
Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35 (Rating-C) (l)	June 2035	787	(722)
		$ 56,013	$ (52,570)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $432,285,000 or 2.2% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $11,399,000.
(k) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $58,180,000.

(l) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(m) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/ performance risk. In addition, the swap representsa contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(n) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(o) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(p) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,179,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Concho Resources, Inc.	7/20/10	$ 5,324
* Amount represents less than $1,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$5,397,000 due 9/01/10 at 0.24%
BNP Paribas Securities Corp.	$ 2,359
Banc of America Securities LLC	884
Barclays Capital, Inc.	2,154
$ 5,397
$207,000,000 due 9/01/10 at 0.25%
Deutsche Bank Securities, Inc.	$ 207,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,113
Fidelity Corporate Bond 1-10 Year Central Fund	38,397
Fidelity High Income Central Fund 2	32,280
Fidelity Mortgage Backed Securities Central Fund	63,416
Fidelity Securities Lending Cash Central Fund	1,092
Total	$ 137,298
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 718,362	$ -	$ 125,183	$ 647,022	31.3%
Fidelity High Income Central Fund 2	381,730	136,238	126,737	434,289	81.7%
Fidelity Mortgage Backed Securities Central Fund	1,664,079	63,415	710,350	1,083,888	15.4%
Total	$ 2,764,171	$ 199,653	$ 962,270	$ 2,165,199
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ellora Energy, Inc.	$ 9,717	$ -	$ -	$ -	$ -
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,173,053	$ 1,173,053	$ -	$ -
Consumer Staples	1,263,495	1,263,495	-	-
Energy	1,229,316	1,217,017	11,259	1,040
Financials	1,711,940	1,656,846	43,852	11,242
Health Care	1,258,871	1,229,979	28,892	-
Industrials	1,198,927	1,198,927	-	-
Information Technology	2,114,521	2,114,521	-	-
Materials	396,399	386,726	9,673	-
Telecommunication Services	383,867	372,086	11,781	-
Utilities	439,031	425,666	13,365	-
Corporate Bonds	1,375,975	-	1,375,975	-
U.S. Government and Government Agency Obligations	2,718,817	-	2,718,817	-
U.S. Government Agency - Mortgage Securities	804,641	-	804,641	-
Asset-Backed Securities	170,510	-	140,000	30,510
Collateralized Mortgage Obligations	150,143	-	141,569	8,574
Commercial Mortgage Securities	456,481	-	411,736	44,745
Municipal Securities	22,487	-	22,487	-
Foreign Government and Government Agency Obligations	5,716	-	5,716	-
Supranational Obligations	211	-	211	-
Bank Notes	767	-	767	-
Preferred Securities	3,426	-	3,426	-
Fixed-Income Funds	2,165,199	2,165,199	-	-
Money Market Funds	1,213,277	1,213,277	-	-
Cash Equivalents	212,397	-	212,397	-
Total Investments in Securities:	$ 20,469,467	$ 14,416,792	$ 5,956,564	$ 96,111
Other Information - continued
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,515)	$ (1,515)	$ -	$ -
Swap Agreements	(52,570)	-	(50,292)	(2,278)
Total Liabilities	$ (54,085)	$ (1,515)	$ (50,292)	$ (2,278)
Total Derivative Instruments:	$ (54,085)	$ (1,515)	$ (50,292)	$ (2,278)
Other Financial Instruments:
Forward Commitments	$ (97)	$ -	$ (97)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 97,049
Total Realized Gain (Loss)	5,641
Total Unrealized Gain (Loss)	23,397
Cost of Purchases	11,747
Proceeds of Sales	(40,532)
Amortization/Accretion	2,155
Transfers in to Level 3	30,214
Transfers out of Level 3	(33,560)
Ending Balance	$ 96,111
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 24,110
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (4,273)
Total Unrealized Gain (Loss)	1,995
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (2,278)
Realized gain (loss) on Swap Agreements for the period	$ (1,929)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at August 31, 2010	$ 1,995

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swap Agreements (b)	$ -	$ (52,570)
Equity Risk
Futures Contracts (a)	-	(1,515)
Total Value of Derivatives	$ -	$ (54,085)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	26.2%
AAA,AA,A	8.4%
BBB	4.8%
BB	1.1%
B	1.3%
CCC,CC,C	0.5%
D	0.0%*
Not Rated	0.1%
Equities	57.8%
Short-Term Investments and Net Other Assets	(0.2)%
100.0%
* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Other Information - continued
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	90.1%
United Kingdom	1.8%
Canada	1.1%
Others (Individually Less Than 1%)	7.0%
100.0%
Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $2,806,902,000 of which $1,905,192,000 and $901,710,000 will expire on August 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2010
Assets
Investment in securities, at value (including securities loaned of $119,157 and repurchase agreements of $212,397) - See accompanying schedule: Unaffiliated issuers (cost $16,261,909)	$ 17,090,991
Fidelity Central Funds (cost $3,225,003)	3,378,476
Total Investments (cost $19,486,912)		$ 20,469,467
Commitment to sell securities on a delayed delivery basis	(114,781)
Receivable for securities sold on a delayed delivery basis	114,684	(97)
Cash		1,248
Foreign currency held at value (cost $120)		118
Receivable for investments sold Regular delivery		96,998
Delayed delivery		45
Receivable for swap agreements		13
Receivable for fund shares sold		9,426
Dividends receivable		33,372
Interest receivable		36,416
Distributions receivable from Fidelity Central Funds		9,613
Receivable for daily variation on futures contracts		346
Other receivables		1,093
Total assets		20,658,058
Liabilities
Payable for investments purchased Regular delivery	$ 147,614
Delayed delivery	606,542
Payable for swap agreements	844
Payable for fund shares redeemed	52,966
Unrealized depreciation on swap agreements	52,570
Accrued management fee	6,828
Other affiliated payables	3,059
Other payables and accrued expenses	2,674
Collateral on securities loaned, at value	329,023
Total liabilities		1,202,120
Net Assets		$ 19,455,938
Net Assets consist of:
Paid in capital		$ 21,532,961
Undistributed net investment income		107,158
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,116,745)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		932,564
Net Assets		$ 19,455,938

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2010

Balanced: Net Asset Value, offering price and redemption price per share ($16,763,675 ÷ 1,030,412 shares)	$ 16.27

Class K: Net Asset Value, offering price and redemption price per share ($2,692,263 ÷ 165,473 shares)	$ 16.27

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2010

Investment Income
Dividends		$ 199,506
Interest		225,566
Income from Fidelity Central Funds		137,298
Total income		562,370

Expenses
Management fee	$ 82,505
Transfer agent fees	36,390
Accounting and security lending fees	2,012
Custodian fees and expenses	534
Independent trustees' compensation	117
Registration fees	167
Audit	176
Legal	121
Interest	1
Miscellaneous	335
Total expenses before reductions	122,358
Expense reductions	(2,473)	119,885
Net investment income (loss)		442,485
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	924,808
Fidelity Central Funds	39,513
Capital gain distributions from Fidelity Central Funds	3
Foreign currency transactions	(890)
Futures contracts	4,012
Swap agreements	58,131
Total net realized gain (loss)		1,025,577
Change in net unrealized appreciation (depreciation) on: Investment securities	95,994
Assets and liabilities in foreign currencies	(5)
Futures contracts	(8,901)
Swap agreements	(10,145)
Delayed delivery commitments	4,716
Total change in net unrealized appreciation (depreciation)		81,659
Net gain (loss)		1,107,236
Net increase (decrease) in net assets resulting from operations		$ 1,549,721

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 442,485	$ 498,831
Net realized gain (loss)	1,025,577	(4,149,235)
Change in net unrealized appreciation (depreciation)	81,659	483,773
Net increase (decrease) in net assets resulting from operations	1,549,721	(3,166,631)
Distributions to shareholders from net investment income	(443,230)	(489,550)
Distributions to shareholders from net realized gain	(12,403)	(41,988)
Total distributions	(455,633)	(531,538)
Share transactions - net increase (decrease)	(876,720)	(2,443,125)
Total increase (decrease) in net assets	217,368	(6,141,294)

Net Assets
Beginning of period	19,238,570	25,379,864
End of period (including undistributed net investment income of $107,158 and undistributed net investment income of $116,674, respectively)	$ 19,455,938	$ 19,238,570
See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Balanced

Years ended August 31,	2010	2009	2008	2007	2006 J	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.40	$ 17.71	$ 20.66	$ 19.56	$ 19.16	$ 18.73
Income from Investment Operations
Net investment income (loss) D	.36	.38	.42	.44	.04	.36
Net realized and unrealized gain (loss)	.88	(2.29)	(1.76)	2.13	.36	1.01
Total from investment operations	1.24	(1.91)	(1.34)	2.57	.40	1.37
Distributions from net investment income	(.36)	(.37)	(.43)	(.43)	-	(.31)
Distributions from net realized gain	(.01)	(.03)	(1.18)	(1.04)	-	(.63)
Total distributions	(.37)	(.40)	(1.61)	(1.47)	-	(.94)
Net asset value, end of period	$ 16.27	$ 15.40	$ 17.71	$ 20.66	$ 19.56	$ 19.16
Total Return B,C	8.06%	(10.48)%	(7.28)%	13.96%	2.09%	7.54%
Ratios to Average Net Assets E,G
Expenses before reductions	.62%	.68%	.61%	.61%	.64% A	.64%
Expenses net of fee waivers, if any	.62%	.68%	.61%	.61%	.64% A	.64%
Expenses net of all reductions	.61%	.68%	.61%	.60%	.63% A	.63%
Net investment income (loss)	2.18%	2.78%	2.22%	2.20%	2.35% A	1.90%
Supplemental Data
Net assets, end of period (in millions)	$ 16,764	$ 17,225	$ 25,363	$ 26,191	$ 20,350	$ 19,800
Portfolio turnover rate F	122%	198% I	73% I	89% I	65% A	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the period ended July 31.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

J For the one month period ended August 31. The fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended August 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.40	$ 17.72	$ 19.12
Income from Investment Operations
Net investment income (loss) D	.38	.40	.12
Net realized and unrealized gain (loss)	.88	(2.29)	(1.41)
Total from investment operations	1.26	(1.89)	(1.29)
Distributions from net investment income	(.38)	(.40)	(.11)
Distributions from net realized gain	(.01)	(.03)	-
Total distributions	(.39)	(.43)	(.11)
Net asset value, end of period	$ 16.27	$ 15.40	$ 17.72
Total Return B,C	8.23%	(10.33)%	(6.74)%
Ratios to Average Net Assets E,H
Expenses before reductions	.48%	.50%	.48% A
Expenses net of fee waivers, if any	.48%	.50%	.48% A
Expenses net of all reductions	.47%	.50%	.48% A
Net investment income (loss)	2.32%	2.96%	2.45% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,692	$ 2,014	$ 17
Portfolio turnover rate F	122%	198% I	73% I,J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Loans and Direct Debt Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

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3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the other Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to future transactions, swap agreements, short-term gain distributions from the Fidelity Central Funds, financing transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustee compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,483,247
Gross unrealized depreciation	(800,692)
Net unrealized appreciation (depreciation)	$ 682,555

Tax Cost	$ 19,786,912

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 96,293
Capital loss carryforward	$ (2,806,902)
Net unrealized appreciation (depreciation)	$ 633,975

The tax character of distributions paid was as follows:

	August 31, 2010	August 31, 2009
Ordinary Income	$ 455,633	$ 489,550
Long-term Capital Gains	-	41,988
Total	$ 455,633	$ 531,538

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Annual Report

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	(13,187)	14,910
Equity Risk
Futures Contracts	4,012	(8,901)
Interest Rate Risk
Swap Agreements	71,318	(25,055)
Totals (a)(b)(c)	$ 62,143	$ (19,046)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is repre- sentative of activity for the period.

(b) Total derivatives net realized gain (loss) included in the Statement of Operations is comprised of $4,012 for futures contracts and $58,131 for swap agreements.

(c) Total derivatives change in net unrealized appreciation (depreciation) included in the Statement of Operations is comprised of $(8,901) for futures contracts and $(10,145) for swap agreements.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Futures Contracts - continued

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss may include credit risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

Annual Report

5. Derivative Instruments - continued

Credit Default Swaps - continued

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $56,013 representing 0.29% of net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $15,926,609 and $17,765,288, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .41% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Balanced. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Balanced	35,111.20
Class K	1,279.05
	$ 36,390

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $425 for the period.

Annual Report

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $80 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio during the period, presented in the Statement of Operations as a component of interest income, amounted to $27. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $1,092.

10. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $29,545. The weighted average interest rate was .63%. The interest expense amounted to $1 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,473 for the period.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2010	2009
From net investment income
Balanced	$ 388,939	$ 462,638
Class K	54,291	26,912
Total	$ 443,230	$ 489,550
From net realized gain
Balanced	$ 11,043	$ 41,697
Class K	1,360	291
Total	$ 12,403	$ 41,988

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2010	2009	2010	2009
Balanced
Shares sold	132,638	186,943	$ 2,182,039	$ 2,575,200
Conversion to Class K	-	(137,572)	-	(1,830,281)
Reinvestment of distributions	23,996	35,595	389,758	492,467
Shares redeemed	(244,641)	(398,474)	(4,025,346)	(5,418,815)
Net increase (decrease)	(88,007)	(313,508)	$ (1,453,549)	$ (4,181,429)
Class K
Shares sold	63,190	17,542	$ 1,045,364	$ 236,617
Conversion from Balanced	-	137,546	-	1,830,281
Reinvestment of distributions	3,419	2,041	55,651	27,203
Shares redeemed	(31,877)	(27,356)	(524,186)	(355,797)
Net increase (decrease)	34,732	129,773	$ 576,829	$ 1,738,304

14. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Balanced Fund (a fund of Fidelity Puritan Trust) at August 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Balanced Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 21, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 221 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Edward C. Johnson 3d is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Edward C. Johnson 3d (80)

Year of Election or Appointment: 1984

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, Inc. (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (45)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investments Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and a dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class K	10/18/10	10/15/10	$0.107	$0.008

A total of 6.44% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Class K designates $196,979,571 of distributions paid during the period January 1, 2010 to August 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Class K designates 7%, 33%, 55% and 54% of the dividends distributed in October, December, April and July, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class K designates 8%, 37%, 63% and 62% of the dividends distributed in October, December, April and July, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Balanced Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the first quartile for the one- and five-year periods and the third quartile for the three-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Balanced Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

BAL-K-UANN-1010
1.863050.101

Fidelity®

Puritan®

Fund

Annual Report

August 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity Puritan Fund	7.61%	2.23%	3.65%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Puritan Fund, a class of the fund, on August 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks delivered positive returns for the year ending August 31, 2010, despite volatility and risk aversion during the second half of the period. An impressive bull run continued through 2009, but early in the new year stocks fell sharply amid concerns about the global economic recovery. After this brief dip, markets regained their upward momentum due to government stimulus, encouraging corporate earnings reports, improved credit conditions and rising consumer confidence. Positive news continued through mid-April, but heightened concern about the European debt crisis sparked an abrupt sell-off in May. Although the market's malaise continued through June, stocks saw solid gains in July, and then retreated again in August. For the full 12 months, the Dow Jones Industrial AverageSM rose 8.39%, while the S&P 500® Index was up 4.91% and the technology-laden Nasdaq Composite® Index returned 6.17%. Fixed-income markets performed well, largely bolstered by investors' flight to quality in the spring. The Barclays Capital U.S. Aggregate Bond Index, a broad measure of the investment-grade debt universe, gained 9.18%. As a result of investors' thirst for yield, high-yield bonds were among the strongest-performing asset classes during the period, with The BofA Merrill Lynch US High Yield Constrained IndexSM rising 21.92%.

Comments from Ramin Arani and George Fischer, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity® Puritan® Fund: For the year, the fund's Retail Class shares gained 7.61%, topping the 7.00% gain of the Fidelity Puritan Composite Index. Positioning within bonds paid off. Although we lost a bit of ground by underweighting investment-grade bonds, which fared well, we more than made up for it by carrying a nearly 9% out-of-index stake in very strong-performing high-yield securities. Solid results within the investment-grade subportfolio also contributed. On the equity side, a slight overweighting nicked performance, as did poor security selection in energy and unfavorable positioning in financials. The biggest boost came from security selection in materials and a significant overweighting in consumer discretionary. The top individual contributor was Virgin Media, a U.K. cable TV provider that saw its stock price rise as it increased revenue and added customers. Cummins, a maker of engines for heavy trucks, rose on a significant turnaround in the business fundamentals of the trucking industry. On the downside, a smaller-than-index stake in conglomerate General Electric detracted when the stock turned in solid results. Underweighting strong-performing Verizon Communications also hurt.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Puritan	.61%
Actual		$ 1,000.00	$ 993.30	$ 3.06
HypotheticalA		$ 1,000.00	$ 1,022.13	$ 3.11
Class K	.48%
Actual		$ 1,000.00	$ 993.30	$ 2.41
HypotheticalA		$ 1,000.00	$ 1,022.79	$ 2.45

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.4	1.6
Chevron Corp.	1.8	1.1
General Electric Co.	1.6	0.3
Exxon Mobil Corp.	1.4	0.9
JPMorgan Chase & Co.	1.4	1.5
	8.6
Top Five Bond Issuers as of August 31, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	11.9	5.4
Fannie Mae	7.4	6.2
Ginnie Mae	1.4	1.6
Freddie Mac	1.2	1.4
Citigroup, Inc.	0.5	0.4
	22.4
Top Five Market Sectors as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	14.1	14.6
Information Technology	13.1	13.1
Consumer Discretionary	8.8	10.7
Energy	8.2	8.1
Industrials	8.2	6.8
Asset Allocation (% of fund's net assets)
As of August 31, 2010*	As of February 28, 2010**
Stocks 57.7%	Stocks 59.7%
Bonds 39.8%	Bonds 38.8%
Convertible Securities 0.5%	Convertible Securities 0.6%
Other Investments 1.4%	Other Investments 1.5%
Short-Term Investments and Net Other Assets 0.6%	Short-Term Investments and Net Other Assets (0.6)%†

* Foreign investments	7.5%	** Foreign investments	5.7%
† Short-term Investments and Net Other Assets are not included in the pie chart.
Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Annual Report

Investments August 31, 2010

Showing Percentage of Net Assets

Common Stocks - 57.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.0%
Auto Components - 0.0%
TRW Automotive Holdings Corp. (a)	170,100	$ 5,913
Automobiles - 0.3%
Bayerische Motoren Werke AG (BMW)	952,179	50,283
Hotels, Restaurants & Leisure - 0.6%
Starwood Hotels & Resorts Worldwide, Inc.	870,900	40,697
Vail Resorts, Inc. (a)(g)	861,827	28,466
WMS Industries, Inc. (a)	218,400	7,718
Wyndham Worldwide Corp.	1,365,000	31,654
		108,535
Household Durables - 0.8%
Lennar Corp. Class A	1,800,200	23,709
PulteGroup, Inc. (a)	4,436,700	35,627
Stanley Black & Decker, Inc.	1,387,520	74,427
		133,763
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	707,300	88,292
Media - 2.4%
Comcast Corp. Class A (special) (non-vtg.)	5,026,400	80,774
DIRECTV (a)	1,842,500	69,868
DreamWorks Animation SKG, Inc. Class A (a)	736,443	21,821
HMH Holdings, Inc. (a)(q)	324,876	1,868
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	895,600	4,559
RDA Holding Co. (a)	431,528	8,199
RDA Holding Co. warrants 2/19/14 (a)(q)	30,365	0*
The Walt Disney Co.	3,859,690	125,787
Vertis Holdings, Inc. (a)	30,518	0
Virgin Media, Inc.	4,561,400	94,923
		407,799
Specialty Retail - 0.6%
Guess?, Inc.	332,900	10,756
J. Crew Group, Inc. (a)	370,537	11,298
Lumber Liquidators Holdings, Inc. (a)	350,000	7,011
RadioShack Corp. (g)	2,498,500	46,172
TJX Companies, Inc.	770,400	30,577
		105,814
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.8%
Phillips-Van Heusen Corp.	650,000	$ 29,692
Polo Ralph Lauren Corp. Class A	1,524,300	115,450
		145,142
TOTAL CONSUMER DISCRETIONARY		1,045,541
CONSUMER STAPLES - 5.3%
Beverages - 1.9%
Coca-Cola Enterprises, Inc.	1,195,900	34,035
Constellation Brands, Inc. Class A (sub. vtg.) (a)	48,500	808
Dr Pepper Snapple Group, Inc.	3,073,875	113,180
The Coca-Cola Co.	3,365,700	188,210
		336,233
Food & Staples Retailing - 0.3%
CVS Caremark Corp.	827,600	22,345
Wal-Mart Stores, Inc.	714,300	35,815
		58,160
Food Products - 0.8%
Archer Daniels Midland Co.	1,804,500	55,543
Nestle SA	1,310,376	67,894
Tyson Foods, Inc. Class A	1,087,900	17,820
		141,257
Household Products - 0.7%
Energizer Holdings, Inc. (a)	245,000	15,447
Kimberly-Clark Corp.	308,600	19,874
Procter & Gamble Co.	1,287,722	76,838
		112,159
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	775,200	43,465
Inter Parfums, Inc.	950,000	15,599
		59,064
Tobacco - 1.2%
Philip Morris International, Inc.	4,165,340	214,265
TOTAL CONSUMER STAPLES		921,138
ENERGY - 6.4%
Energy Equipment & Services - 1.4%
Cameron International Corp. (a)	930,600	34,227
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co.	2,040,700	$ 57,568
Schlumberger Ltd.	2,237,300	119,315
Transocean Ltd. (a)	518,100	26,371
		237,481
Oil, Gas & Consumable Fuels - 5.0%
Anadarko Petroleum Corp.	409,500	18,833
Apache Corp.	640,800	57,576
Atlas Energy, Inc. (a)	614,600	16,717
Chesapeake Energy Corp.	86,617	1,791
Chevron Corp.	4,133,500	306,540
Exxon Mobil Corp.	4,174,517	246,964
LINN Energy LLC	225,300	6,426
Marathon Oil Corp.	2,870,000	87,506
Massey Energy Co.	251,800	7,239
Occidental Petroleum Corp.	1,254,258	91,661
Southwestern Energy Co. (a)	1,128,400	36,921
		878,174
TOTAL ENERGY		1,115,655
FINANCIALS - 8.9%
Capital Markets - 0.7%
Evercore Partners, Inc. Class A	740,400	18,132
KKR & Co. LP	488,800	4,898
Morgan Stanley	4,256,400	105,091
		128,121
Commercial Banks - 3.0%
Comerica, Inc.	1,000,000	34,410
Huntington Bancshares, Inc.	3,825,900	20,239
M&T Bank Corp.	312,700	26,780
PNC Financial Services Group, Inc.	1,128,600	57,513
Regions Financial Corp.	4,695,300	30,191
Southwest Bancorp, Inc., Oklahoma	874,169	10,411
SunTrust Banks, Inc.	2,139,200	48,111
U.S. Bancorp, Delaware	4,074,200	84,743
Wells Fargo & Co.	8,262,140	194,573
Zions Bancorporation	570,000	10,505
		517,476
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.9%
American Express Co.	2,572,500	$ 102,566
Capital One Financial Corp.	1,422,200	53,844
		156,410
Diversified Financial Services - 3.3%
Bank of America Corp.	4,355,432	54,225
Citigroup, Inc. (a)	54,692,100	203,455
JPMorgan Chase & Co.	6,524,523	237,232
Moody's Corp.	2,512,800	53,121
NBH Holdings Corp. Class A (a)(i)	710,000	13,845
		561,878
Insurance - 0.8%
AFLAC, Inc.	790,500	37,351
Assured Guaranty Ltd.	476,300	7,359
Lincoln National Corp.	1,336,500	31,221
MetLife, Inc.	1,442,600	54,242
		130,173
Real Estate Investment Trusts - 0.2%
Franklin Street Properties Corp.	2,824,500	33,131
Thrifts & Mortgage Finance - 0.0%
The PMI Group, Inc. (a)	2,103,300	6,478
TOTAL FINANCIALS		1,533,667
HEALTH CARE - 6.9%
Biotechnology - 1.8%
Acorda Therapeutics, Inc. (a)	403,500	12,153
Amgen, Inc. (a)	1,319,100	67,327
BioMarin Pharmaceutical, Inc. (a)	1,600,500	32,474
Cephalon, Inc. (a)	596,312	33,757
Gilead Sciences, Inc. (a)	900,400	28,687
Neurocrine Biosciences, Inc. (a)	2,336,518	12,570
PDL BioPharma, Inc.	3,215,400	18,199
Talecris Biotherapeutics Holdings Corp.	2,354,000	51,647
United Therapeutics Corp. (a)	753,300	34,818
Vertex Pharmaceuticals, Inc. (a)	615,100	20,507
		312,139
Health Care Equipment & Supplies - 0.5%
Abiomed, Inc. (a)	1,000,000	9,050
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
American Medical Systems Holdings, Inc. (a)	1,263,000	$ 23,012
William Demant Holding AS (a)	734,500	49,845
		81,907
Health Care Providers & Services - 1.0%
CIGNA Corp.	2,212,900	71,300
McKesson Corp.	745,500	43,276
Medco Health Solutions, Inc. (a)	1,240,100	53,920
		168,496
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	1,741,950	74,712
PerkinElmer, Inc.	492,500	10,347
		85,059
Pharmaceuticals - 3.1%
Allergan, Inc.	829,800	50,966
Ardea Biosciences, Inc. (a)	271,200	5,462
Auxilium Pharmaceuticals, Inc. (a)(g)	944,100	24,462
BMP Sunstone Corp. warrants 8/19/12 (a)(q)	59,000	27
Elan Corp. PLC sponsored ADR (a)	1,639,548	7,181
Johnson & Johnson	515,500	29,394
Merck & Co., Inc.	5,822,840	204,731
Novartis AG sponsored ADR (g)	1,424,200	74,756
Perrigo Co.	638,100	36,365
Shire PLC sponsored ADR	356,000	23,033
Valeant Pharmaceuticals International (a)	1,092,600	63,032
Watson Pharmaceuticals, Inc. (a)	644,600	27,763
		547,172
TOTAL HEALTH CARE		1,194,773
INDUSTRIALS - 7.2%
Aerospace & Defense - 1.6%
Goodrich Corp.	765,400	52,415
Precision Castparts Corp.	481,700	54,519
United Technologies Corp.	2,559,300	166,892
		273,826
Air Freight & Logistics - 0.2%
Atlas Air Worldwide Holdings, Inc. (a)	653,500	28,323
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - 0.3%
Delta Air Lines, Inc. (a)	469,206	$ 4,908
Southwest Airlines Co.	4,533,000	50,090
		54,998
Building Products - 0.0%
Masonite Worldwide Holdings (a)	5,358	204
Masonite Worldwide Holdings:
warrants 5/20/14 (a)	25,981	78
warrants 5/20/16 (a)	19,485	58
Nortek, Inc. (a)	7,610	316
		656
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc. (a)	464,800	16,119
Electrical Equipment - 0.4%
Acuity Brands, Inc.	335,500	12,997
AMETEK, Inc.	526,400	22,630
Regal-Beloit Corp.	516,000	28,545
		64,172
Industrial Conglomerates - 1.9%
3M Co.	376,100	29,543
General Electric Co.	19,234,500	278,516
Textron, Inc.	1,603,200	27,367
		335,426
Machinery - 1.7%
Bucyrus International, Inc. Class A	367,300	21,116
CareView Communications, Inc. (a)(h)	10,175,300	16,382
Caterpillar, Inc.	1,003,300	65,375
Cummins, Inc.	1,414,500	105,253
Danaher Corp.	1,554,400	56,471
MAN SE	360,530	31,023
		295,620
Professional Services - 0.1%
Robert Half International, Inc.	1,226,600	26,470
Road & Rail - 0.9%
CSX Corp.	1,615,600	80,602
Union Pacific Corp.	938,056	68,422
		149,024
TOTAL INDUSTRIALS		1,244,634
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 12.2%
Communications Equipment - 1.2%
Acme Packet, Inc. (a)	218,100	$ 7,328
Adtran, Inc.	584,100	18,358
Cisco Systems, Inc. (a)	937,600	18,799
Juniper Networks, Inc. (a)	783,400	21,308
Motorola, Inc. (a)	6,649,500	50,071
QUALCOMM, Inc.	2,522,100	96,622
		212,486
Computers & Peripherals - 3.7%
Apple, Inc. (a)	1,687,400	410,663
Hewlett-Packard Co.	5,351,802	205,937
NetApp, Inc. (a)	474,000	19,169
		635,769
Electronic Equipment & Components - 1.3%
Agilent Technologies, Inc. (a)	2,163,800	58,358
Amphenol Corp. Class A	1,044,400	42,528
Arrow Electronics, Inc. (a)	540,100	12,357
Avnet, Inc. (a)	1,254,900	28,737
E Ink Holdings, Inc. GDR (a)(i)	140,100	2,075
Flextronics International Ltd. (a)	2,979,500	14,689
Ingram Micro, Inc. Class A (a)	1,195,800	18,009
Tyco Electronics Ltd.	2,206,356	54,100
		230,853
Internet Software & Services - 1.5%
Akamai Technologies, Inc. (a)	478,300	22,035
eBay, Inc. (a)	3,177,300	73,840
Google, Inc. Class A (a)	353,700	159,172
Sina Corp. (a)	56,800	2,432
		257,479
IT Services - 1.5%
Accenture PLC Class A	1,020,000	37,332
Cognizant Technology Solutions Corp. Class A (a)	2,097,000	120,798
iGate Corp.	705,700	11,072
Unisys Corp. (a)	761,600	17,029
Visa, Inc. Class A	979,400	67,559
		253,790
Office Electronics - 0.2%
Xerox Corp.	4,059,900	34,266
Semiconductors & Semiconductor Equipment - 0.7%
ASML Holding NV	323,300	7,995
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Avago Technologies Ltd.	1,792,000	$ 36,109
Linear Technology Corp.	800,800	22,943
PMC-Sierra, Inc. (a)	1,372,700	9,499
Skyworks Solutions, Inc. (a)	449,800	8,033
Spansion, Inc. Class A (a)	40,029	590
Xilinx, Inc.	1,747,000	42,190
		127,359
Software - 2.1%
CA, Inc.	1,887,100	33,987
Check Point Software Technologies Ltd. (a)	1,149,100	40,092
CommVault Systems, Inc. (a)	442,300	10,858
Fortinet, Inc. (g)	1,417,553	28,904
Intuit, Inc. (a)	516,200	22,093
Microsoft Corp.	3,825,313	89,818
Novell, Inc. (a)	4,145,900	23,300
Oracle Corp.	2,052,700	44,913
Symantec Corp. (a)	1,191,400	16,239
Taleo Corp. Class A (a)	1,066,800	27,342
VMware, Inc. Class A (a)	399,400	31,381
		368,927
TOTAL INFORMATION TECHNOLOGY		2,120,929
MATERIALS - 2.6%
Chemicals - 1.2%
CF Industries Holdings, Inc.	483,300	44,705
FMC Corp.	602,600	37,530
Georgia Gulf Corp. (a)	403,830	5,250
LyondellBasell Industries NV:
Class A (a)	1,192,617	24,449
Class B (a)	1,229,479	25,192
Monsanto Co.	867,900	45,695
Solutia, Inc. (a)	1,957,200	26,500
		209,321
Containers & Packaging - 0.1%
Owens-Illinois, Inc. (a)	702,000	17,592
Metals & Mining - 1.3%
AngloGold Ashanti Ltd. sponsored ADR	1,557,000	65,846
Freeport-McMoRan Copper & Gold, Inc.	370,000	26,633
Goldcorp, Inc.	871,600	38,665
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Newcrest Mining Ltd.	2,621,180	$ 86,899
		218,043
TOTAL MATERIALS		444,956
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	3,047,200	82,366
Frontier Communications Corp.	22	0*
Qwest Communications International, Inc.	7,666,800	43,317
Verizon Communications, Inc.	95	3
		125,686
Wireless Telecommunication Services - 0.6%
Crown Castle International Corp. (a)	368,000	15,132
SOFTBANK CORP.	1,407,000	40,375
Sprint Nextel Corp. (a)	12,106,900	49,396
		104,903
TOTAL TELECOMMUNICATION SERVICES		230,589
UTILITIES - 0.5%
Electric Utilities - 0.1%
FirstEnergy Corp.	708,200	25,871
Gas Utilities - 0.1%
Energen Corp.	378,600	16,159
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc. (a)	480,500	9,764
Multi-Utilities - 0.2%
DTE Energy Co.	740,900	34,711
TOTAL UTILITIES		86,505
TOTAL COMMON STOCKS (Cost $9,382,455)		9,938,387
Preferred Stocks - 0.6%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apache Corp. 6.00% (a)	120,800	$ 6,527
Chesapeake Energy Corp. 4.50%	56,300	4,610
El Paso Corp. 4.99% (i)	6,100	6,405
		17,542
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Citigroup, Inc. 7.50%	59,300	6,787
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
wetpaint.com, Inc. Series C (a)(q)	497,017	994
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	126,300	5,934
TOTAL CONVERTIBLE PREFERRED STOCKS		31,257
Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Volkswagen AG	573,000	57,032
Media - 0.0%
Muzak Holdings LLC 10.00% pay-in-kind (a)	210,761	171
TOTAL CONSUMER DISCRETIONARY		57,203
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
GMAC, Inc. 7.00% (i)	11,951	9,800
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00% (a)	187	0*
TOTAL NONCONVERTIBLE PREFERRED STOCKS		67,003
TOTAL PREFERRED STOCKS (Cost $94,449)		98,260
Corporate Bonds - 12.0%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	$ 506	$ 356
3.5% 1/15/31 (i)	3,742	2,633
		2,989
Specialty Retail - 0.1%
United Auto Group, Inc. 3.5% 4/1/26	8,280	8,270
Textiles, Apparel & Luxury Goods - 0.0%
Iconix Brand Group, Inc. 1.875% 6/30/12	8,200	7,831
TOTAL CONSUMER DISCRETIONARY		19,090
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Smithfield Foods, Inc. 4% 6/30/13	5,040	5,153
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alpha Natural Resources, Inc. 2.375% 4/15/15	1,350	1,439
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
United Rentals, Inc. 4% 11/15/15	4,100	5,051
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices, Inc. 6% 5/1/15 (i)	2,860	2,799
MATERIALS - 0.1%
Construction Materials - 0.0%
Headwaters, Inc. 2.5% 2/1/14	4,920	3,807
Containers & Packaging - 0.1%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (i)	7,600	7,212
TOTAL MATERIALS		11,019
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Qwest Communications International, Inc. 3.5% 11/15/25	$ 9,500	$ 11,157
TOTAL CONVERTIBLE BONDS		55,708
Nonconvertible Bonds - 11.7%
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	3,297	3,450
5.875% 3/15/11	1,224	1,257
Tenneco, Inc. 8.625% 11/15/14	9,810	10,031
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (i)	4,035	3,874
TRW Automotive, Inc.:
7% 3/15/14 (i)	3,335	3,435
7.25% 3/15/17 (i)	4,795	4,903
		26,950
Automobiles - 0.0%
Ford Motor Co.:
6.375% 2/1/29	2,190	1,916
6.625% 10/1/28	2,355	2,120
7.45% 7/16/31	665	648
		4,684
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 10.125% 10/15/13	1,615	1,655
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (i)(n)	13,000	13,520
		15,175
Hotels, Restaurants & Leisure - 0.3%
American Casino & Entertainment Properties LLC 11% 6/15/14	3,090	3,020
Chukchansi Economic Development Authority:
4.1226% 11/15/12 (i)(n)	1,140	650
8% 11/15/13 (i)	1,890	1,096
Harrah's Escrow Corp. 12.75% 4/15/18 (i)	3,820	3,476
Landry's Restaurants, Inc. 11.625% 12/1/15	760	798
MCE Finance Ltd. 10.25% 5/15/18 (i)	4,620	4,955
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.:
5.875% 2/27/14	$ 2,928	$ 2,313
6.625% 7/15/15	3,260	2,575
6.75% 4/1/13	80	70
7.5% 6/1/16	5,325	4,193
7.625% 1/15/17	530	416
9% 3/15/20 (i)	1,770	1,836
11.125% 11/15/17	5,175	5,770
13% 11/15/13	10,000	11,550
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (i)	1,080	1,053
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (i)	2,270	1,703
Station Casinos, Inc.:
6% 4/1/12 (e)	7,405	19
7.75% 8/15/16 (e)	1,735	4
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (i)	1,461	796
		46,293
Household Durables - 0.0%
Fortune Brands, Inc.:
5.375% 1/15/16	7,225	7,875
5.875% 1/15/36	1,512	1,533
		9,408
Media - 1.1%
CanWest Media, Inc. 8% 9/15/12 (e)	4,456	4,451
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (i)(n)	5,995	6,415
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	11,727	13,867
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (i)(n)	520	547
Clear Channel Communications, Inc.:
4.4% 5/15/11	4,675	4,441
5% 3/15/12	4,405	4,031
6.25% 3/15/11	2,510	2,454
11% 8/1/16 pay-in-kind (n)	15,712	11,627
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Clear Channel Worldwide Holdings, Inc.:
9.25% 12/15/17	$ 780	$ 809
9.25% 12/15/17	3,120	3,272
Comcast Cable Communications, Inc. 6.75% 1/30/11	301	308
Comcast Corp.:
4.95% 6/15/16	1,107	1,224
5.5% 3/15/11	225	231
5.7% 5/15/18	9,509	10,831
6.4% 3/1/40	2,111	2,412
6.45% 3/15/37	1,033	1,178
COX Communications, Inc. 4.625% 6/1/13	2,632	2,830
Discovery Communications LLC:
3.7% 6/1/15	3,191	3,357
6.35% 6/1/40	3,224	3,654
EchoStar Communications Corp.:
6.625% 10/1/14	3,000	3,060
7.125% 2/1/16	5,000	5,113
7.75% 5/31/15	3,705	3,862
Entravision Communication Corp. 8.75% 8/1/17 (i)	1,625	1,625
Gray Television, Inc. 10.5% 6/29/15	990	953
Kabel Deutschland GmbH 10.625% 7/1/14	4,730	4,913
Lamar Media Corp. 7.875% 4/15/18 (i)	1,400	1,433
LBI Media, Inc. 8.5% 8/1/17 (i)	6,320	5,404
Liberty Media Corp. 8.25% 2/1/30	3,280	3,116
NBC Universal, Inc.:
3.65% 4/30/15 (i)	3,687	3,867
5.15% 4/30/20 (i)	4,917	5,297
6.4% 4/30/40 (i)	4,249	4,771
News America Holdings, Inc. 7.75% 12/1/45	6,290	8,201
Nexstar Broadcasting, Inc.:
0.5% 1/15/14 pay-in-kind (i)(n)	6,008	5,523
7% 1/15/14	1,977	1,937
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	4,033	3,998
Nielsen Finance LLC/Nielsen Finance Co.:
10% 8/1/14	5,095	5,312
11.5% 5/1/16	3,000	3,375
11.625% 2/1/14	1,800	2,025
Radio One, Inc. 8.875% 7/1/11	4,005	3,539
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Rainbow National Services LLC 10.375% 9/1/14 (i)	$ 7,775	$ 8,008
The Reader's Digest Association, Inc. 9.5% 2/15/17 (i)(n)	6,770	6,736
Time Warner Cable, Inc.:
5.4% 7/2/12	1,440	1,545
6.2% 7/1/13	1,369	1,542
6.75% 7/1/18	691	825
Time Warner, Inc.:
5.875% 11/15/16	2,609	3,029
6.2% 3/15/40	2,618	2,886
6.5% 11/15/36	2,633	2,978
TL Acquisitions, Inc. 10.5% 1/15/15 (i)	5,860	5,567
Vertis, Inc. 13.5% 4/1/14 pay-in-kind (e)	693	265
Videotron Ltd. 9.125% 4/15/18	5,565	6,135
		194,779
Multiline Retail - 0.0%
Target Corp. 3.875% 7/15/20	3,738	3,921
Specialty Retail - 0.2%
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14	5,220	5,403
Claire's Stores, Inc. 9.25% 6/1/15	780	679
General Nutrition Centers, Inc. 4.8934% 3/15/14 pay-in-kind (n)	1,330	1,272
Michaels Stores, Inc. 10% 11/1/14	6,705	6,990
Sonic Automotive, Inc.:
8.625% 8/15/13	1,511	1,530
9% 3/15/18	1,000	1,013
Toys 'R' US Property Co. I LLC 10.75% 7/15/17	5,165	5,798
Toys 'R' Us, Inc. 7.875% 4/15/13	4,995	5,145
		27,830
TOTAL CONSUMER DISCRETIONARY		329,040
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 11/15/14 (i)	4,022	4,507
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Beverages - continued
Diageo Capital PLC 5.2% 1/30/13	$ 3,201	$ 3,494
FBG Finance Ltd. 5.125% 6/15/15 (i)	1,730	1,910
		9,911
Food & Staples Retailing - 0.1%
CVS Caremark Corp.:
6.036% 12/10/28	653	688
6.302% 6/1/37 (n)	2,791	2,561
Rite Aid Corp.:
7.5% 3/1/17	13,280	11,952
10.375% 7/15/16	9,420	9,773
		24,974
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (i)	417	493
Kraft Foods, Inc.:
5.375% 2/10/20	5,528	6,148
5.625% 11/1/11	2,156	2,271
6.5% 8/11/17	4,486	5,356
6.75% 2/19/14	318	369
		14,637
Tobacco - 0.1%
Altria Group, Inc. 9.7% 11/10/18	13,393	17,726
Reynolds American, Inc.:
6.75% 6/15/17	1,756	1,970
7.25% 6/15/37	6,525	6,951
		26,647
TOTAL CONSUMER STAPLES		76,169
ENERGY - 1.3%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 5.35% 3/15/20 (i)	4,910	5,300
Hercules Offshore, Inc. 10.5% 10/15/17 (i)	3,140	2,857
Pride International, Inc. 6.875% 8/15/20	1,355	1,419
Weatherford International Ltd.:
4.95% 10/15/13	1,026	1,110
5.15% 3/15/13	1,341	1,436
		12,122
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - 1.2%
Anadarko Petroleum Corp.:
6.375% 9/15/17	$ 4,295	$ 4,250
6.95% 6/15/19	2,055	2,072
8.7% 3/15/19	4,090	4,501
Antero Resources Finance Corp. 9.375% 12/1/17	4,470	4,604
Apache Corp. 5.1% 9/1/40	4,384	4,535
Arch Coal, Inc. 7.25% 10/1/20	720	725
ATP Oil & Gas Corp. 11.875% 5/1/15 (i)	9,495	7,643
BW Group Ltd. 6.625% 6/28/17 (i)	1,742	1,714
Cenovus Energy, Inc. 6.75% 11/15/39	2,008	2,467
Chesapeake Energy Corp. 6.5% 8/15/17	14,280	14,459
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (i)	5,990	5,975
ConocoPhillips 5.75% 2/1/19	7,588	9,067
Denbury Resources, Inc. 8.25% 2/15/20	1,973	2,121
Drummond Co., Inc.:
7.375% 2/15/16	5,000	5,050
9% 10/15/14 (i)	1,155	1,210
Duke Capital LLC 6.25% 2/15/13	589	642
Duke Energy Field Services:
5.375% 10/15/15 (i)	720	799
6.45% 11/3/36 (i)	3,753	4,174
6.875% 2/1/11	1,363	1,395
El Paso Natural Gas Co. 5.95% 4/15/17	551	609
EnCana Holdings Finance Corp. 5.8% 5/1/14	1,702	1,930
Enterprise Products Operating LP:
5.6% 10/15/14	1,152	1,287
5.65% 4/1/13	410	447
Gulf South Pipeline Co. LP 5.75% 8/15/12 (i)	2,276	2,431
Kinder Morgan Energy Partners LP 6.55% 9/15/40	1,499	1,677
LINN Energy LLC 8.625% 4/15/20 (i)	2,840	2,996
Lukoil International Finance BV 6.656% 6/7/22 (i)	720	729
Motiva Enterprises LLC:
5.75% 1/15/20 (i)	1,746	2,009
6.85% 1/15/40 (i)	6,648	8,266
Nakilat, Inc. 6.067% 12/31/33 (i)	4,083	4,492
Nexen, Inc.:
5.05% 11/20/13	2,265	2,456
5.2% 3/10/15	535	587
5.875% 3/10/35	2,365	2,469
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc.: - continued
6.4% 5/15/37	$ 4,230	$ 4,649
NGPL PipeCo LLC 6.514% 12/15/12 (i)	2,099	2,205
OPTI Canada, Inc.:
7.875% 12/15/14	3,160	2,433
8.25% 12/15/14	5,470	4,212
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	2,100	2,251
6.875% 1/20/40	6,871	7,541
7.875% 3/15/19	5,157	6,304
Petrohawk Energy Corp. 7.25% 8/15/18 (i)	3,220	3,212
Petroleum Development Corp. 12% 2/15/18	4,240	4,558
Plains All American Pipeline LP 7.75% 10/15/12	1,389	1,550
Plains All American Pipeline LP/PAA Finance Corp. 6.125% 1/15/17	1,880	2,097
Plains Exploration & Production Co. 7.625% 6/1/18	495	502
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (i)	1,408	1,570
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (i)	2,588	2,725
5.5% 9/30/14 (i)	3,617	3,997
5.832% 9/30/16 (i)	791	873
6.332% 9/30/27 (i)	5,710	6,648
6.75% 9/30/19 (i)	2,367	2,824
Rockies Express Pipeline LLC 6.25% 7/15/13 (i)	1,603	1,746
Ship Finance International Ltd. 8.5% 12/15/13	10,070	10,070
Stone Energy Corp. 6.75% 12/15/14	4,190	3,687
Suncor Energy, Inc.:
6.1% 6/1/18	6,842	7,992
6.85% 6/1/39	6,550	7,955
Talisman Energy, Inc. yankee 6.25% 2/1/38	2,650	2,940
Texas Eastern Transmission LP 6% 9/15/17 (i)	948	1,119
TransCanada PipeLines Ltd.:
3.4% 6/1/15	1,343	1,419
6.35% 5/15/67 (n)	1,397	1,275
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.:
5% 1/31/15	$ 1,031	$ 1,177
5.65% 4/1/16	707	841
		210,160
TOTAL ENERGY		222,282
FINANCIALS - 3.6%
Capital Markets - 0.5%
Bear Stearns Companies, Inc.:
4.5% 10/28/10	1,080	1,087
5.3% 10/30/15	8,189	9,028
6.95% 8/10/12	3,566	3,948
BlackRock, Inc. 6.25% 9/15/17	1,142	1,344
Goldman Sachs Group, Inc.:
3.7% 8/1/15	3,478	3,521
5.95% 1/18/18	2,350	2,545
6.15% 4/1/18	1,161	1,268
6.75% 10/1/37	4,509	4,617
7.5% 2/15/19	5,036	5,877
JPMorgan Chase Capital XX 6.55% 9/29/36	7,545	7,521
Lazard Group LLC:
6.85% 6/15/17	2,275	2,422
7.125% 5/15/15	811	874
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	2,743	2,928
6.4% 8/28/17	2,868	3,093
6.875% 4/25/18	2,917	3,211
Morgan Stanley:
0.8299% 1/9/14 (n)	2,547	2,376
2.8763% 5/14/13 (n)	6,662	6,730
4.75% 4/1/14	468	482
5.45% 1/9/17	140	147
5.95% 12/28/17	324	345
6% 5/13/14	4,650	5,069
7.3% 5/13/19	4,941	5,620
Penson Worldwide, Inc. 12.5% 5/15/17 (i)	1,765	1,761
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
The Bank of New York, Inc.:
4.3% 5/15/14	$ 4,756	$ 5,202
4.95% 11/1/12	2,277	2,465
UBS AG Stamford Branch:
3.875% 1/15/15	8,000	8,266
5.75% 4/25/18	618	694
		92,441
Commercial Banks - 0.7%
Bank of America NA:
5.3% 3/15/17	11,915	12,208
6% 10/15/36	2,235	2,276
BB&T Corp. 6.5% 8/1/11	732	768
CIT Group, Inc.:
7% 5/1/13	1,417	1,403
7% 5/1/14	2,126	2,067
7% 5/1/15	9,486	9,130
7% 5/1/16	3,543	3,379
7% 5/1/17	10,490	9,873
Credit Suisse New York Branch 6% 2/15/18	9,961	10,863
DBS Bank Ltd. (Singapore) 0.5963% 5/16/17 (i)(n)	2,442	2,362
Discover Bank:
7% 4/15/20	2,178	2,330
8.7% 11/18/19	1,651	1,951
Export-Import Bank of Korea:
5.125% 2/14/11	1,720	1,747
5.25% 2/10/14 (i)	333	362
5.5% 10/17/12	1,329	1,416
Fifth Third Bancorp:
4.5% 6/1/18	84	83
8.25% 3/1/38	2,107	2,512
HBOS PLC 6.75% 5/21/18 (i)	408	399
HSBC Holdings PLC:
0.7336% 10/6/16 (n)	868	830
6.5% 9/15/37	8,400	9,706
JPMorgan Chase Bank 6% 10/1/17	1,234	1,392
KeyBank NA:
5.8% 7/1/14	3,132	3,420
7% 2/1/11	662	677
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA, Cleveland 5.45% 3/3/16	$ 1,877	$ 2,005
Korea Development Bank 4.625% 9/16/10	1,080	1,081
Manufacturers & Traders Trust Co. 2.033% 4/1/13 (i)(n)	547	538
Marshall & Ilsley Bank:
4.85% 6/16/15	2,002	1,902
5% 1/17/17	2,412	2,288
5.25% 9/4/12	1,440	1,462
PNC Funding Corp.:
0.615% 1/31/12 (n)	2,185	2,178
3.625% 2/8/15	1,361	1,430
Regions Bank 6.45% 6/26/37	3,796	3,354
Regions Financial Corp.:
5.75% 6/15/15	940	955
7.75% 11/10/14	4,251	4,585
Standard Chartered Bank 6.4% 9/26/17 (i)	669	749
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (i)(n)	846	815
UnionBanCal Corp. 5.25% 12/16/13	390	422
Wachovia Bank NA 4.875% 2/1/15	829	892
Wachovia Corp.:
0.6363% 4/23/12 (n)	320	318
5.625% 10/15/16	2,003	2,210
5.75% 6/15/17	1,728	1,940
Wells Fargo & Co.:
3.625% 4/15/15	5,239	5,483
3.75% 10/1/14	2,366	2,494
		118,255
Consumer Finance - 0.6%
Capital One Bank USA NA 8.8% 7/15/19	1,506	1,909
Discover Financial Services 6.45% 6/12/17	8,700	9,286
Ford Motor Credit Co. LLC:
8% 12/15/16	10,620	11,537
8.125% 1/15/20	5,000	5,472
General Electric Capital Corp.:
3.5% 6/29/15	2,343	2,426
5.625% 9/15/17	17,812	19,675
5.9% 5/13/14	3,867	4,373
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
General Motors Acceptance Corp.:
6.875% 9/15/11	$ 1,360	$ 1,382
6.875% 8/28/12	3,685	3,768
8% 11/1/31	2,055	1,992
GMAC LLC:
6% 12/15/11	880	887
6.625% 5/15/12	1,785	1,812
6.75% 12/1/14	6,105	6,044
6.875% 9/15/11	1,365	1,387
8% 12/31/18	5,795	5,578
8% 11/1/31	13,691	13,417
Household Finance Corp. 6.375% 10/15/11	1,096	1,158
HSBC Finance Corp.:
5.25% 1/14/11	771	783
5.25% 1/15/14	621	665
ORIX Corp. 5.48% 11/22/11	227	237
SLM Corp.:
0.7278% 10/25/11 (n)	5,381	5,118
0.7371% 3/15/11 (n)	66	65
		98,971
Diversified Financial Services - 0.8%
Bank of America Corp. 5.75% 12/1/17	3,225	3,414
BP Capital Markets PLC 3.625% 5/8/14	4,637	4,602
Calpine Construction Finance Co. LP 8% 6/1/16 (i)	6,880	7,190
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18 (i)	1,460	1,504
8.125% 4/30/20 (i)	3,485	3,659
Citigroup, Inc.:
4.75% 5/19/15	6,072	6,255
5.375% 8/9/20	7,000	7,070
5.5% 4/11/13	6,263	6,650
6.125% 5/15/18	9,915	10,705
6.5% 1/18/11	770	786
6.5% 8/19/13	15,826	17,308
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	2,500	2,488
8% 1/15/18	2,500	2,488
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
International Lease Finance Corp.:
5.4% 2/15/12	$ 1,688	$ 1,652
5.625% 9/20/13	150	141
5.65% 6/1/14	4,439	4,117
6.375% 3/25/13	3,313	3,201
6.625% 11/15/13	9,855	9,485
JPMorgan Chase & Co.:
4.65% 6/1/14	6,500	7,074
4.891% 9/1/15 (n)	1,608	1,599
6.3% 4/23/19	2,800	3,220
NSG Holdings II, LLC 7.75% 12/15/25 (i)	6,750	5,974
Offshore Group Investment Ltd. 11.5% 8/1/15 (i)	1,285	1,282
Prime Property Funding, Inc.:
5.125% 6/1/15 (i)	642	627
5.5% 1/15/14 (i)	409	414
5.7% 4/15/17 (i)	999	917
Teachers Insurance & Annuity Association of America 6.85% 12/16/39 (i)	5,559	6,980
TECO Finance, Inc.:
4% 3/15/16	1,242	1,299
5.15% 3/15/20	1,785	1,950
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (i)	3,930	4,274
TransCapitalInvest Ltd. 5.67% 3/5/14 (i)	1,908	2,020
Volkswagen International Finance NV 4% 8/12/20 (i)	2,770	2,868
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (i)(n)	7,581	7,836
ZFS Finance USA Trust II 6.45% 12/15/65 (i)(n)	2,951	2,715
ZFS Finance USA Trust IV 5.875% 5/9/62 (i)(n)	961	860
		144,624
Insurance - 0.4%
American International Group, Inc.:
5.05% 10/1/15	630	617
5.6% 10/18/16	1,125	1,093
5.85% 1/16/18	805	777
8.25% 8/15/18	3,365	3,634
Assurant, Inc. 5.625% 2/15/14	1,126	1,202
Axis Capital Holdings Ltd. 5.75% 12/1/14	329	353
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (i)(n)	$ 878	$ 830
HUB International Holdings, Inc. 9% 12/15/14 (i)	3,710	3,562
Jackson National Life Global Funding 5.375% 5/8/13 (i)	444	482
Liberty Mutual Group, Inc. 6.5% 3/15/35 (i)	350	319
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (i)	4,201	5,982
MetLife, Inc.:
5% 6/15/15	686	752
5.875% 2/6/41	1,540	1,685
6.125% 12/1/11	583	617
6.75% 6/1/16	3,874	4,564
Metropolitan Life Global Funding I:
5.125% 4/10/13 (i)	329	358
5.125% 6/10/14 (i)	3,462	3,836
Monumental Global Funding II 5.65% 7/14/11 (i)	973	999
Monumental Global Funding III 5.5% 4/22/13 (i)	1,297	1,404
New York Life Insurance Co. 6.75% 11/15/39 (i)	2,639	3,373
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (i)	2,640	3,119
Pacific Life Global Funding 5.15% 4/15/13 (i)	1,995	2,146
Pacific Life Insurance Co. 9.25% 6/15/39 (i)	3,373	4,349
Pacific LifeCorp 6% 2/10/20 (i)	3,662	3,960
Prudential Financial, Inc.:
3.875% 1/14/15	2,500	2,605
5.15% 1/15/13	1,277	1,366
5.4% 6/13/35	266	262
5.5% 3/15/16	250	273
5.7% 12/14/36	226	232
6.2% 1/15/15	690	776
7.375% 6/15/19	1,880	2,288
8.875% 6/15/38 (n)	1,751	1,909
Symetra Financial Corp. 6.125% 4/1/16 (i)	3,053	3,149
USI Holdings Corp. 4.2513% 11/15/14 (i)(n)	2,920	2,475
		65,348
Real Estate Investment Trusts - 0.2%
AvalonBay Communities, Inc.:
4.95% 3/15/13	216	229
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
AvalonBay Communities, Inc.: - continued
5.5% 1/15/12	$ 743	$ 784
Camden Property Trust:
5.375% 12/15/13	2,150	2,316
5.875% 11/30/12	395	424
Developers Diversified Realty Corp.:
5.25% 4/15/11	1,903	1,909
5.375% 10/15/12	1,735	1,733
7.5% 4/1/17	2,243	2,258
Duke Realty LP:
4.625% 5/15/13	527	547
5.875% 8/15/12	71	75
Equity One, Inc.:
6% 9/15/17	522	538
6.25% 1/15/17	291	304
Federal Realty Investment Trust:
5.4% 12/1/13	257	279
5.9% 4/1/20	1,213	1,353
6% 7/15/12	1,728	1,854
6.2% 1/15/17	365	412
HRPT Properties Trust:
5.75% 11/1/15	524	555
6.25% 6/15/17	726	762
6.65% 1/15/18	383	411
Omega Healthcare Investors, Inc. 7% 1/15/16	4,090	4,182
Senior Housing Properties Trust 8.625% 1/15/12	5,910	6,206
Washington (REIT) 5.95% 6/15/11	2,173	2,237
		29,368
Real Estate Management & Development - 0.3%
AMB Property LP 5.9% 8/15/13	1,520	1,620
Arden Realty LP 5.2% 9/1/11	789	812
BioMed Realty LP 6.125% 4/15/20 (i)	1,607	1,737
Brandywine Operating Partnership LP:
5.625% 12/15/10	2,456	2,480
5.75% 4/1/12	1,118	1,155
Digital Realty Trust LP 4.5% 7/15/15 (i)	2,465	2,496
Duke Realty LP:
5.4% 8/15/14	405	427
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP: - continued
5.5% 3/1/16	$ 2,930	$ 3,080
5.625% 8/15/11	4,654	4,756
8.25% 8/15/19	1,608	1,891
DuPont Fabros Technology LP 8.5% 12/15/17	2,020	2,136
ERP Operating LP:
4.75% 7/15/20	3,106	3,251
5.5% 10/1/12	261	282
Liberty Property LP:
5.125% 3/2/15	656	693
5.5% 12/15/16	893	962
Mack-Cali Realty LP 7.75% 2/15/11	575	589
Post Apartment Homes LP 6.3% 6/1/13	2,240	2,419
Realogy Corp. 10.5% 4/15/14	9,000	7,380
Regency Centers LP:
4.95% 4/15/14	360	378
5.25% 8/1/15	1,257	1,345
5.875% 6/15/17	622	674
Simon Property Group LP:
4.2% 2/1/15	1,785	1,908
6.75% 5/15/14	4,302	4,980
6.75% 2/1/40	3,214	3,839
Tanger Properties LP:
6.125% 6/1/20	2,005	2,206
6.15% 11/15/15	410	453
Ventas Realty LP 6.5% 6/1/16	660	673
		54,622
Thrifts & Mortgage Finance - 0.1%
Bank of America Corp.:
3.7% 9/1/15	2,815	2,810
5.65% 5/1/18	7,144	7,428
7.375% 5/15/14	26	30
First Niagara Financial Group, Inc. 6.75% 3/19/20	3,490	3,831
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Independence Community Bank Corp.:
2.353% 4/1/14 (n)	$ 2,485	$ 2,391
4.9% 9/23/10	999	1,001
		17,491
TOTAL FINANCIALS		621,120
HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.1%
Biomet, Inc.:
10% 10/15/17	3,820	4,145
11.625% 10/15/17	2,775	3,025
		7,170
Health Care Providers & Services - 0.5%
Apria Healthcare Group, Inc.:
11.25% 11/1/14 (i)	4,330	4,709
12.375% 11/1/14 (i)	3,645	3,991
Coventry Health Care, Inc.:
5.95% 3/15/17	1,030	1,031
6.3% 8/15/14	2,132	2,274
DaVita, Inc. 6.625% 3/15/13	5,601	5,643
Express Scripts, Inc. 6.25% 6/15/14	1,491	1,719
HCA, Inc.:
6.375% 1/15/15	1,325	1,299
7.875% 2/15/20	4,825	5,187
8.5% 4/15/19	4,455	4,867
9.25% 11/15/16	9,940	10,611
9.875% 2/15/17	850	929
Multiplan, Inc. 9.875% 9/1/18 (i)	3,385	3,393
NMH Holdings, Inc. 7.6621% 6/15/14 pay-in-kind (i)(n)	0*	0*
Surgical Care Affiliates LLC 8.875% 7/15/15 pay-in-kind (i)(n)	4,790	4,790
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	1,416	1,469
Tenet Healthcare Corp.:
8.875% 7/1/19	8,855	9,541
9% 5/1/15	1,002	1,067
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Tenet Healthcare Corp.: - continued
9.875% 7/1/14	$ 4,690	$ 4,971
10% 5/1/18	5,002	5,590
United Surgical Partners International, Inc. 8.875% 5/1/17	10,745	10,960
US Oncology Holdings, Inc. 6.6434% 3/15/12 pay-in-kind (n)	2,557	2,298
		86,339
Pharmaceuticals - 0.0%
Novartis Capital Corp. 4.125% 2/10/14	1,727	1,889
Roche Holdings, Inc. 5% 3/1/14 (i)	3,501	3,908
		5,797
TOTAL HEALTH CARE		99,306
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
6.375% 6/1/19 (i)	3,650	4,278
6.4% 12/15/11 (i)	482	510
DRS Technologies, Inc.:
6.625% 2/1/16	3,760	3,850
7.625% 2/1/18	1,830	1,934
		10,572
Air Freight & Logistics - 0.0%
CEVA Group PLC 11.5% 4/1/18 (i)	5,510	5,703
Airlines - 0.2%
Air Canada:
9.25% 8/1/15 (i)	1,950	1,921
12% 2/1/16 (i)	2,470	2,316
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	105	106
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	69	68
9.798% 4/1/21	5,868	5,751
6.648% 3/15/19	1,662	1,684
6.82% 5/1/18	130	130
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc.: - continued
6.9% 7/2/19	$ 482	$ 495
7.339% 4/19/14	1,814	1,787
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	27,035	0
8.3% 12/15/29 (a)	15,711	0
9.5% 9/15/14 (i)	970	1,040
10.375% 2/1/11 (a)	8,640	0
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	199	205
7.57% 11/18/10	6,419	6,483
7.779% 1/2/12	455	455
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,130	1,070
8.36% 7/20/20	778	777
United Air Lines, Inc. 9.875% 8/1/13 (i)	1,110	1,179
		25,467
Building Products - 0.1%
Nortek, Inc. 11% 12/1/13	7,644	8,141
Commercial Services & Supplies - 0.2%
Casella Waste Systems, Inc. 11% 7/15/14	1,015	1,104
Cenveo Corp. 10.5% 8/15/16 (i)	2,590	2,587
International Lease Finance Corp.:
5.875% 5/1/13	895	852
6.75% 9/1/16 (i)	2,415	2,463
7.125% 9/1/18 (i)	7,560	7,711
8.625% 9/15/15 (i)	6,850	6,901
8.75% 3/15/17 (i)	5,045	5,083
8.875% 9/1/17	965	975
United Rentals North America, Inc. 9.25% 12/15/19	3,460	3,676
		31,352
Electrical Equipment - 0.1%
Sensus Metering Systems, Inc. 8.625% 12/15/13	11,608	11,608
Industrial Conglomerates - 0.1%
General Electric Co. 5.25% 12/6/17	17,378	19,498
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Industrial Conglomerates - continued
Sequa Corp.:
11.75% 12/1/15 (i)	$ 2,355	$ 2,437
13.5% 12/1/15 pay-in-kind (i)	774	811
		22,746
Machinery - 0.0%
Accuride Corp. 9.5% 8/1/18 (i)	280	287
ArvinMeritor, Inc. 10.625% 3/15/18	1,080	1,169
Commercial Vehicle Group, Inc. 8% 7/1/13	1,730	1,471
Navistar International Corp. 8.25% 11/1/21	1,735	1,804
		4,731
Marine - 0.0%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (i)	1,420	1,470
9.5% 12/15/14	3,670	3,661
		5,131
Professional Services - 0.0%
FTI Consulting, Inc. 7.625% 6/15/13	920	932
Road & Rail - 0.0%
Western Express, Inc. 12.5% 4/15/15 (i)	1,530	1,480
Trading Companies & Distributors - 0.0%
Aircastle Ltd. 9.75% 8/1/18 (i)	790	800
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (n)	6,686	6,887
		7,687
TOTAL INDUSTRIALS		135,550
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
Avaya, Inc. 10.125% 11/1/15 pay-in-kind (n)	8,898	8,408
Lucent Technologies, Inc. 6.45% 3/15/29	10,065	6,794
		15,202
Electronic Equipment & Components - 0.1%
Reddy Ice Corp. 11.25% 3/15/15	4,645	4,738
Tyco Electronics Group SA:
5.95% 1/15/14	1,738	1,944
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA: - continued
6% 10/1/12	$ 2,284	$ 2,472
6.55% 10/1/17	815	953
		10,107
IT Services - 0.1%
Ceridian Corp. 11.25% 11/15/15	8,850	7,788
First Data Corp. 9.875% 9/24/15	6,135	4,716
SunGard Data Systems, Inc. 4.875% 1/15/14	12,355	11,830
		24,334
Office Electronics - 0.0%
Xerox Corp. 5.5% 5/15/12	944	1,007
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc. 7.75% 8/1/20 (i)	710	705
Freescale Semiconductor, Inc.:
4.4121% 12/15/14 (n)	7,225	6,430
8.875% 12/15/14	5,975	5,527
9.25% 4/15/18 (i)	4,030	4,030
10.125% 12/15/16	7,465	6,159
10.125% 3/15/18 (i)	10,240	10,573
NXP BV/NXP Funding LLC:
3.2759% 10/15/13 (n)	715	667
7.875% 10/15/14	6,000	6,015
9.75% 8/1/18 (i)	1,480	1,517
Spansion LLC 11.25% 1/15/16 (e)(i)	905	830
STATS ChipPAC Ltd. 7.5% 8/12/15 (i)	555	579
Viasystems, Inc. 12% 1/15/15 (i)	2,225	2,420
		45,452
TOTAL INFORMATION TECHNOLOGY		96,102
MATERIALS - 0.5%
Chemicals - 0.2%
Dow Chemical Co. 7.6% 5/15/14	5,979	6,971
Ferro Corp. 7.875% 8/15/18	555	563
Georgia Gulf Corp. 9% 1/15/17 (i)	3,040	3,154
Huntsman International LLC 8.625% 3/15/20 (i)	1,635	1,635
Lubrizol Corp. 8.875% 2/1/19	547	703
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Momentive Performance Materials, Inc.:
9.75% 12/1/14	$ 9,280	$ 9,141
10.125% 12/1/14 pay-in-kind (n)	233	232
NOVA Chemicals Corp. 8.375% 11/1/16	3,550	3,630
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (e)	5,000	4,613
		30,642
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,080	1,187
Headwaters, Inc. 11.375% 11/1/14	585	617
		1,804
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. 8.875% 9/15/14	7,450	7,078
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17 (i)	1,970	2,103
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15	4,000	4,180
Owens-Illinois, Inc. 7.8% 5/15/18	350	373
Pactiv Corp.:
5.875% 7/15/12	1,009	1,070
6.4% 1/15/18	1,030	1,068
		15,872
Metals & Mining - 0.2%
BHP Billiton Financial (USA) Ltd.:
5.125% 3/29/12	1,164	1,236
5.5% 4/1/14	2,149	2,418
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (i)	1,179	1,300
Edgen Murray Corp. 12.25% 1/15/15 (i)	7,385	6,093
FMG Finance Property Ltd. 10.625% 9/1/16 (i)	7,000	8,260
McJunkin Red Man Corp. 9.5% 12/15/16 (i)	4,425	3,916
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	7,256	8,077
6.5% 7/15/18	1,033	1,223
Severstal Columbus LLC 10.25% 2/15/18 (i)	4,670	4,857
United States Steel Corp. 6.65% 6/1/37	3,880	3,414
Vale Overseas Ltd. 6.25% 1/23/17	1,368	1,534
		42,328
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - 0.0%
Verso Paper Holdings LLC/Verso Paper, Inc. 4.2156% 8/1/14 (n)	$ 1,015	$ 837
TOTAL MATERIALS		91,483
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
2.5% 8/15/15	4,100	4,145
6.3% 1/15/38	5,000	5,737
6.8% 5/15/36	8,428	10,157
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,565	1,978
British Telecommunications PLC 9.375% 12/15/10 (f)	1,601	1,637
CenturyTel, Inc. 7.6% 9/15/39	3,686	3,591
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (i)	11,240	11,310
Global Crossing Ltd. 12% 9/15/15	2,015	2,237
Intelsat Bermuda Ltd. 12% 2/4/17 pay-in-kind (n)	4,154	4,277
Intelsat Corp. 9.25% 8/15/14	5,190	5,346
Intelsat Ltd. 11.25% 6/15/16	9,660	10,360
Qwest Communications International, Inc. 7.125% 4/1/18 (i)	3,000	3,098
Qwest Corp. 8.375% 5/1/16	5,765	6,718
Sprint Capital Corp.:
6.875% 11/15/28	20,608	17,208
6.9% 5/1/19	16,095	15,129
8.375% 3/15/12	7,330	7,751
8.75% 3/15/32	570	549
Telecom Italia Capital SA:
4.95% 9/30/14	1,890	1,987
5.25% 10/1/15	2,367	2,520
6.999% 6/4/18	6,391	7,232
7.2% 7/18/36	4,849	5,223
Telefonica Emisiones SAU:
5.877% 7/15/19	4,178	4,740
6.421% 6/20/16	684	789
Verizon Communications, Inc.:
6.1% 4/15/18	1,909	2,250
6.25% 4/1/37	3,729	4,263
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon New England, Inc. 6.5% 9/15/11	$ 525	$ 554
Verizon New York, Inc. 6.875% 4/1/12	1,563	1,689
Wind Acquisition Finance SA 11.75% 7/15/17 (i)	6,720	7,392
		149,867
Wireless Telecommunication Services - 0.4%
Clearwire Escrow Corp. 12% 12/1/15 (i)	4,000	4,025
Crown Castle International Corp. 9% 1/15/15	2,955	3,206
Digicel Group Ltd.:
8.875% 1/15/15 (i)	11,915	11,975
12% 4/1/14 (i)	6,990	7,986
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	4,618	4,989
5.875% 10/1/19	5,712	6,412
6.35% 3/15/40	1,699	1,875
Intelsat Jackson Holdings Ltd.:
8.5% 11/1/19 (i)	2,455	2,602
9.5% 6/15/16	4,745	5,042
11.5% 6/15/16	665	715
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (i)	870	894
8.875% 1/15/15	6,980	7,207
Muzak LLC 15% 7/31/14 pay-in-kind	3,445	2,611
Nextel Communications, Inc.:
5.95% 3/15/14	830	802
6.875% 10/31/13	4,380	4,369
7.375% 8/1/15	11,630	11,514
Vodafone Group PLC:
5% 12/16/13	1,353	1,479
5.5% 6/15/11	1,626	1,685
		79,388
TOTAL TELECOMMUNICATION SERVICES		229,255
UTILITIES - 0.7%
Electric Utilities - 0.4%
AmerenUE 6.4% 6/15/17	1,760	2,063
Cleveland Electric Illuminating Co. 5.65% 12/15/13	2,423	2,645
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Edison Mission Energy:
7% 5/15/17	$ 510	$ 348
7.2% 5/15/19	8,270	5,376
EDP Finance BV:
4.9% 10/1/19 (i)	1,300	1,203
6% 2/2/18 (i)	2,160	2,163
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,266	1,350
6.05% 8/15/21	1,846	1,956
Illinois Power Co. 6.125% 11/15/17	243	280
Intergen NV 9% 6/30/17 (i)	7,015	7,208
IPALCO Enterprises, Inc. 7.25% 4/1/16 (i)	3,670	3,835
Mirant Americas Generation LLC 8.3% 5/1/11	6,000	6,150
Nevada Power Co. 6.5% 5/15/18	5,100	6,115
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16 (i)	3,645	3,937
Oncor Electric Delivery Co. 6.375% 5/1/12	1,609	1,735
Pennsylvania Electric Co. 6.05% 9/1/17	450	509
PPL Capital Funding, Inc. 6.7% 3/30/67 (n)	2,416	2,265
Progress Energy, Inc.:
6% 12/1/39	3,060	3,504
7.1% 3/1/11	1,994	2,056
Tampa Electric Co. 6.15% 5/15/37	3,871	4,475
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Series A, 10.25% 11/1/15	5,105	3,242
11.25% 11/1/16 pay-in-kind (n)	6,679	3,617
		66,032
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (i)	260	286
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,827	1,855
		2,141
Independent Power Producers & Energy Traders - 0.1%
AES Corp.:
7.75% 10/15/15	4,660	4,881
9.75% 4/15/16	2,000	2,230
Duke Capital LLC 5.668% 8/15/14	1,211	1,349
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Energy Future Holdings Corp.:
10% 1/15/20 (i)	$ 7,720	$ 7,402
10.875% 11/1/17	561	334
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10% 12/1/20	1,464	1,404
Enron Corp.:
6.4% 7/15/06 (e)	3,600	0
6.625% 11/15/05 (e)	2,155	0
6.75% 9/1/04 (e)	1,425	0
9.125% 4/1/03 (e)	4,315	0
Exelon Generation Co. LLC 5.35% 1/15/14	900	990
RRI Energy, Inc. 6.75% 12/15/14	7,026	7,096
		25,686
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	1,866	2,132
Dominion Resources, Inc.:
4.75% 12/15/10	2,316	2,344
6.3% 9/30/66 (n)	12,373	11,631
DTE Energy Co. 7.05% 6/1/11	580	606
KeySpan Corp. 7.625% 11/15/10	291	295
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	1,064	1,232
5.875% 10/1/12	1,721	1,873
6.5% 9/15/37	1,418	1,725
National Grid PLC 6.3% 8/1/16	465	545
NiSource Finance Corp.:
5.25% 9/15/17	497	538
5.4% 7/15/14	794	868
5.45% 9/15/20	598	641
6.4% 3/15/18	782	898
6.8% 1/15/19	2,710	3,195
7.875% 11/15/10	602	610
San Diego Gas & Electric Co. 4.5% 8/15/40	3,592	3,636
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Wisconsin Energy Corp. 6.25% 5/15/67 (n)	$ 3,636	$ 3,436
WPS Resources Corp. 6.11% 12/1/66 (n)	520	471
		36,676
TOTAL UTILITIES		130,535
TOTAL NONCONVERTIBLE BONDS		2,030,842
TOTAL CORPORATE BONDS (Cost $1,899,646)		2,086,550
U.S. Government and Government Agency Obligations - 11.6%

U.S. Treasury Inflation Protected Obligations - 0.9%
U.S. Treasury Inflation-Indexed Notes:
2.125% 2/15/40	96,814	109,260
2.375% 1/15/27	48,639	56,024
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		165,284
U.S. Treasury Obligations - 10.7%
U.S. Treasury Bonds:
4.375% 11/15/39	40,590	46,856
4.375% 5/15/40	139,726	161,493
U.S. Treasury Notes:
1.75% 4/15/13 (l)	688,680	708,678
1.75% 3/31/14	200,000	206,047
1.75% 7/31/15 (g)	289,000	295,075
1.875% 4/30/14 (l)	88,380	91,411
1.875% 6/30/15	330,000	339,075
TOTAL U.S. TREASURY OBLIGATIONS		1,848,635
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,926,691)		2,013,919
U.S. Government Agency - Mortgage Securities - 3.6%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 3.0%
2.593% 6/1/36 (n)	$ 201	$ 210
3.5% 9/1/25 (j)(k)	1,000	1,037
3.5% 9/1/25 (j)(k)	1,000	1,037
3.5% 9/1/25 (j)	17,000	17,625
3.5% 10/1/25 (j)	1,000	1,033
3.5% 10/1/25 (j)	1,000	1,033
4% 4/1/24 to 8/1/39	4,544	4,753
4% 9/1/25 (j)	6,000	6,301
4% 9/1/25 (j)	6,000	6,301
4.248% 7/1/37 (n)	622	655
4.5% 6/1/25 to 8/1/40	31,515	33,172
4.5% 9/1/25 (j)	2,000	2,116
4.5% 9/1/40 (j)	42,400	44,530
4.5% 9/1/40 (j)	17,000	17,854
5% 9/1/25 (j)	19,000	20,204
5% 12/1/25 to 5/1/40	13,974	14,958
5% 8/1/40 (j)(k)	18,000	19,146
5% 8/1/40 (j)(k)	16,000	17,019
5% 9/1/40 (j)(k)	36,000	38,230
5% 9/1/40 (j)	1,000	1,062
5% 9/1/40 (j)	48,000	50,974
5.5% 5/1/33 to 3/1/40	28,146	30,381
5.5% 3/1/40	542	581
5.5% 3/1/40	527	565
5.5% 9/1/40 (j)(k)	101,000	107,983
6% 2/1/23 to 9/1/39 (j)	13,914	15,103
6% 9/1/40 (j)	1,000	1,077
6% 9/1/40 (j)(k)	28,000	30,148
6.5% 8/1/36	3,976	4,402
6.5% 9/1/40 (j)(k)	26,000	28,303
TOTAL FANNIE MAE		517,793
Freddie Mac - 0.3%
4.5% 4/1/40	974	1,032
5% 3/1/19 to 6/1/40 (k)	26,247	28,093
5.416% 10/1/35 (n)	263	278
6% 7/1/37	77	83
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6% 9/1/40 (j)	$ 5,400	$ 5,804
6.5% 11/1/34 to 3/1/36	11,631	12,865
TOTAL FREDDIE MAC		48,155
Ginnie Mae - 0.3%
4% 9/1/40 (j)	4,500	4,684
4% 9/1/40 (j)	5,500	5,730
4% 9/1/40 (j)	1,000	1,042
4% 9/1/40 (j)	500	521
4.5% 2/15/39 to 5/15/40	5,421	5,769
4.5% 9/1/40 (j)	6,000	6,364
4.5% 9/1/40 (j)(k)	3,000	3,182
4.5% 9/1/40 (j)(k)	4,000	4,243
4.5% 9/1/40 (j)	1,000	1,062
4.5% 9/1/40 (j)	1,000	1,062
4.5% 10/1/40 (j)	7,000	7,399
5.5% 9/15/39	2,149	2,332
5.5% 9/1/40 (j)	400	433
6% 2/15/34	10,004	11,012
6.5% 3/15/34	5,335	5,947
TOTAL GINNIE MAE		60,782
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $617,929)		626,730
Asset-Backed Securities - 0.7%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7338% 4/25/35 (n)	1,383	794
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0138% 3/25/34 (n)	95	92
Class M2, 1.9138% 3/25/34 (n)	334	217
Series 2005-HE2 Class M2, 0.7138% 4/25/35 (n)	148	131
Series 2006-HE2 Class M3, 0.6038% 5/25/36 (n)	16	1
Series 2006-OP1:
Class M4, 0.6338% 4/25/36 (n)	129	5
Class M5, 0.6538% 4/25/36 (n)	32	0*
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.2963% 9/20/13 (n)	524	521
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Advanta Business Card Master Trust: - continued
Series 2006-A7 Class A7, 0.2863% 10/20/12 (n)	$ 264	$ 263
Series 2006-C1 Class C1, 0.7463% 10/20/14 (n)	82	15
Series 2007-A1 Class A, 0.3163% 1/20/15 (n)	177	176
Series 2007-A4 Class A4, 0.2963% 4/22/13 (n)	252	251
Ally Master Owner Trust Series 2010-2 Class A, 4.25% 4/15/17 (i)	6,090	6,425
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	56	56
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1 Class D, 5.62% 9/8/14	539	541
Series 2007-2M Class A3, 5.22% 6/8/12	41	41
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9638% 12/25/33 (n)	80	58
Series 2004-R2 Class M3, 0.8138% 4/25/34 (n)	117	13
Series 2005-R2 Class M1, 0.7138% 4/25/35 (n)	1,567	1,216
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.7188% 3/25/34 (n)	36	25
Series 2004-W11 Class M2, 0.9638% 11/25/34 (n)	426	251
Series 2004-W7 Class M1, 0.8138% 5/25/34 (n)	1,108	502
Series 2006-W4 Class A2C, 0.4238% 5/25/36 (n)	1,103	380
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0888% 4/25/34 (n)	2,026	1,217
Series 2006-HE2 Class M1, 0.6338% 3/25/36 (n)	181	13
Axon Financial Funding Ltd. 1.1336% 4/4/17 (e)(i)(n)	4,820	0*
Bear Stearns Asset Backed Securities Trust Series 2006-3 Class A1, 0.4138% 8/25/36 (n)	818	800
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.2883% 12/1/41 (n)	728	726
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5483% 12/26/24 (n)	1,666	1,582
C-BASS Trust Series 2006-CB7 Class A2, 0.3238% 10/25/36 (n)	210	207
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	1,227	1,235
Class C, 5.31% 6/15/12	1,132	1,150
Series 2007-1 Class C, 5.38% 11/15/12	403	421
Capital One Multi-Asset Execution Trust Series 2003-A5 Class A5, 0.5659% 7/15/13 (n)	3,360	3,360
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7163% 7/20/39 (i)(n)	347	69
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Trust Ltd. Series 2004-1: - continued
Class B, 1.0163% 7/20/39 (i)(n)	$ 200	$ 10
Class C, 1.3663% 7/20/39 (i)(n)	258	5
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	445	458
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5638% 7/25/36 (n)	4,366	447
Series 2006-NC2 Class M7, 1.1138% 6/25/36 (n)	323	13
Series 2006-NC4 Class M1, 0.5638% 10/25/36 (n)	2,725	335
Series 2006-RFC1 Class M9, 2.1338% 5/25/36 (n)	141	8
Series 2007-RFC1 Class A3, 0.4038% 12/25/36 (n)	1,368	521
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4463% 5/20/17 (i)(n)	110	98
Series 2005-1A Class A1, 4.67% 5/20/17 (i)	316	319
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (i)	9,750	9,785
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	9,250	9,508
Citigroup Mortgage Loan Trust:
Series 2005-HE4 Class A2C, 0.5338% 10/25/35 (n)	2,162	2,046
Series 2007-AMC4 Class M1, 0.5338% 5/25/37 (n)	581	26
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3238% 6/25/47 (n)	71	68
Series 2007-4 Class A1A, 0.4488% 9/25/37 (n)	440	410
Series 2007-5 Class 2A1, 0.3638% 9/25/47 (n)	5,141	4,817
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (i)	251	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2338% 4/25/34 (n)	121	44
Series 2004-4 Class M2, 1.0588% 6/25/34 (n)	446	234
Series 2005-3 Class MV1, 0.6838% 8/25/35 (n)	924	870
Series 2005-AB1 Class A2, 0.4738% 8/25/35 (n)	140	137
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (i)	286	291
Series 2007-C Class A3, 5.43% 5/15/12 (i)	44	44
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7759% 5/28/35 (n)	30	22
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4388% 8/25/34 (n)	221	101
Series 2006-3 Class 2A3, 0.4238% 11/25/36 (n)	4,507	1,615
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0888% 3/25/34 (n)	19	5
Series 2005-FF9 Class A3, 0.5438% 10/25/35 (n)	2,695	2,522
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
First Franklin Mortgage Loan Trust: - continued
Series 2006-FF14 Class A2, 0.3238% 10/25/36 (n)	$ 1,565	$ 1,488
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	392	406
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.8259% 6/15/13 (n)	586	577
Series 2010-1 Class A, 1.9259% 12/15/14 (i)(n)	7,780	7,951
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	50	50
Series 2007-1:
Class A4, 5.03% 2/16/15	338	338
Class C, 5.43% 2/16/15	426	420
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7538% 1/25/35 (n)	720	250
Class M4, 0.9438% 1/25/35 (n)	276	30
Series 2006-D Class M1, 0.4938% 11/25/36 (n)	224	8
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6975% 2/25/47 (i)(n)	2,160	1,474
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (i)	1,017	814
GE Business Loan Trust:
Series 2003-1 Class A, 0.7059% 4/15/31 (i)(n)	208	183
Series 2006-2A:
Class A, 0.4559% 11/15/34 (i)(n)	1,362	1,097
Class B, 0.5559% 11/15/34 (i)(n)	493	296
Class C, 0.6559% 11/15/34 (i)(n)	818	327
Class D, 1.0259% 11/15/34 (i)(n)	312	75
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4259% 9/15/17 (n)	665	655
Goal Capital Funding Trust Series 2007-1 Class C1, 0.9383% 6/25/42 (n)	512	414
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	38	39
Class C, 5.74% 12/15/14	80	82
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9138% 6/25/34 (n)	2,032	1,261
Series 2007-HE1 Class M1, 0.5138% 3/25/47 (n)	820	49
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6138% 4/25/36 (n)	154	4
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3438% 5/25/30 (i)(n)	496	129
Series 2006-3:
Class B, 0.6638% 9/25/46 (i)(n)	497	99
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Guggenheim Structured Real Estate Funding Ltd.: - continued
Series 2006-3:
Class C, 0.8138% 9/25/46 (i)(n)	$ 1,159	$ 174
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5838% 8/25/33 (n)	317	202
Series 2003-3 Class M1, 1.5538% 8/25/33 (n)	617	426
Series 2003-5 Class A2, 0.9638% 12/25/33 (n)	25	14
Series 2005-5 Class 2A2, 0.5138% 11/25/35 (n)	113	111
Series 2006-1 Class 2A3, 0.4888% 4/25/36 (n)	1,321	1,272
Series 2006-8 Class 2A1, 0.3138% 3/25/37 (n)	7	7
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5563% 3/20/36 (n)	610	467
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4538% 1/25/37 (n)	1,137	352
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5638% 7/25/36 (n)	2,497	110
Series 2007-CH1:
Class AV4, 0.3938% 11/25/36 (n)	1,136	864
Class MV1, 0.4938% 11/25/36 (n)	923	516
Series 2007-CH3 Class M1, 0.5638% 3/25/37 (n)	397	21
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.8672% 12/27/29 (n)	632	526
Series 2006-A Class 2C, 1.6872% 3/27/42 (n)	2,016	311
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	1,441	1,466
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3438% 6/25/34 (n)	119	81
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (i)	11	11
Class C, 5.691% 10/20/28 (i)	5	4
Class D, 6.01% 10/20/28 (i)	61	48
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5238% 10/25/36 (n)	407	24
Series 2007-HE1 Class M1, 0.5638% 5/25/37 (n)	596	33
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0138% 7/25/34 (n)	133	58
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	149	151
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9138% 7/25/34 (n)	476	366
Series 2006-FM1 Class A2B, 0.3738% 4/25/37 (n)	1,680	1,457
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Investors Trust: - continued
Series 2006-MLN1 Class A2A, 0.3338% 7/25/37 (n)	$ 18	$ 17
Series 2006-OPT1 Class A1A, 0.5238% 6/25/35 (n)	2,385	1,683
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6038% 8/25/34 (n)	44	29
Series 2005-NC1 Class M1, 0.7038% 1/25/35 (n)	303	156
Series 2005-NC2 Class B1, 1.4338% 3/25/35 (n)	316	37
Series 2007-HE2 Class M1, 0.5138% 1/25/37 (n)	3,212	93
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (p)	1,818	260
Series 2006-1 Class AIO, 5.5% 4/25/11 (p)	287	7
Series 2006-2 Class AIO, 6% 8/25/11 (p)	160	8
Series 2006-3 Class AIO, 7.1% 1/25/12 (p)	258	20
Series 2006-4:
Class A1, 0.2938% 3/25/25 (n)	335	330
Class AIO, 6.35% 2/27/12 (p)	819	69
Class D, 1.3638% 5/25/32 (n)	1,544	22
Series 2007-1 Class AIO, 7.27% 4/25/12 (p)	1,101	118
Series 2007-2 Class AIO, 6.7% 7/25/12 (p)	936	110
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7738% 9/25/35 (n)	1,083	446
Series 2005-D Class M2, 0.7338% 2/25/36 (n)	593	77
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3838% 3/25/36 (n)	29	28
Ocala Funding LLC Series 2006-1A Class A, 1.6663% 3/20/11 (e)(i)(n)	892	330
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3538% 5/25/37 (n)	69	67
Series 2007-6 Class 2A1, 0.3238% 7/25/37 (n)	129	124
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5138% 9/25/34 (n)	405	175
Class M4, 1.7138% 9/25/34 (n)	519	83
Series 2005-WCH1:
Class M2, 0.7838% 1/25/36 (n)	1,817	1,537
Class M3, 0.8238% 1/25/36 (n)	363	233
Class M4, 1.0938% 1/25/36 (n)	1,120	353
Series 2005-WHQ2:
Class M7, 1.5138% 5/25/35 (n)	1,328	20
Class M9, 2.1438% 5/25/35 (n)	221	1
Providian Master Note Trust Series 2006-C1A Class C1, 0.8259% 3/15/15 (i)(n)	2,497	2,487
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4938% 12/25/36 (n)	$ 271	$ 11
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3338% 2/25/37 (n)	80	79
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0638% 4/25/33 (n)	4	3
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0588% 3/25/35 (n)	1,269	832
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9838% 1/25/36 (n)	66	2
Series 2006-FR4 Class A2A, 0.3438% 8/25/36 (n)	461	214
Series 2007-NC1 Class A2A, 0.3138% 12/25/36 (n)	181	177
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4881% 3/20/19 (i)(n)	642	599
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4871% 6/15/33 (n)	965	58
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (i)	455	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4138% 9/25/34 (n)	57	14
Structured Asset Securities Corp. Series 2007-BC4 Class A3, 0.5138% 11/25/37 (n)	5,906	5,600
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3538% 6/25/37 (n)	972	806
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (i)	702	705
Swift Master Auto Receivables Trust Series 2007-2 Class A, 0.9259% 10/15/12 (n)	1,986	1,984
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1238% 9/25/34 (n)	22	14
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0936% 4/6/42 (i)(n)	1,481	74
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	316	324
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (i)	67	68
Series 2006-2A:
Class B, 5.29% 6/20/12 (i)	266	267
Class D, 5.54% 12/20/12 (i)	404	411
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (i)	674	0
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7759% 8/15/15 (i)(n)	6,374	6,317
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
WaMu Master Note Trust: - continued
Series 2007-A4A Class A4, 5.2% 10/15/14 (i)	$ 6,464	$ 6,499
Series 2007-A5A Class A5, 1.0259% 10/15/14 (i)(n)	900	900
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(i)	6	0*
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2978% 10/25/44 (i)(n)	1,358	448
TOTAL ASSET-BACKED SECURITIES (Cost $118,936)		120,427
Collateralized Mortgage Obligations - 0.7%

Private Sponsor - 0.7%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.9575% 4/12/56 (i)(n)	1,084	651
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6987% 4/10/49 (n)	51	12
Class C, 5.6987% 4/10/49 (n)	135	23
Class D, 5.6987% 4/10/49 (n)	67	10
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (i)	4,502	4,567
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.6145% 1/25/34 (n)	1,483	1,326
Series 2004-1 Class 2A2, 3.6636% 10/25/34 (n)	1,589	1,413
Series 2004-A Class 2A2, 3.5151% 2/25/34 (n)	839	739
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (n)	104	92
Class 2A2, 3.0586% 3/25/34 (n)	931	851
Series 2004-D Class 2A2, 2.9566% 5/25/34 (n)	1,414	1,316
Series 2004-G Class 2A7, 3.195% 8/25/34 (n)	1,253	1,091
Series 2004-H Class 2A1, 3.7091% 9/25/34 (n)	1,144	1,000
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (i)(n)(p)	37,429	2,919
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5438% 1/25/35 (n)	1,753	1,378
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4276% 10/12/41 (i)(n)(p)	3,139	35
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.2363% 2/25/37 (n)	403	386
Series 2007-A2 Class 2A1, 3.4095% 7/25/37 (n)	3,946	3,767
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0914% 12/10/49 (n)	$ 912	$ 974
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 2.7498% 8/25/34 (n)	1,072	998
Class A4, 2.489% 8/25/34 (n)	946	897
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (n)	1,019	204
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7759% 7/16/34 (i)(n)	912	889
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6638% 5/25/33 (n)	11	10
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.8818% 11/25/34 (n)	175	168
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3566% 11/19/37 (n)	43	42
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.9962% 10/25/34 (n)	1,437	1,363
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.6847% 10/18/54 (i)(n)	2,608	2,551
Class C2, 0.9947% 10/18/54 (i)(n)	874	844
Class M2, 0.7747% 10/18/54 (i)(n)	1,499	1,444
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.8155% 11/20/56 (i)(n)	2,161	2,041
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.9975% 10/11/41 (i)(n)	2,364	2,329
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8163% 12/20/54 (n)	142	62
Series 2006-1A Class C2, 0.8663% 12/20/54 (i)(n)	4,917	2,163
Series 2006-2 Class C1, 0.7363% 12/20/54 (n)	4,095	1,822
Series 2006-3 Class C2, 0.7663% 12/20/54 (n)	853	385
Series 2006-4:
Class B1, 0.3563% 12/20/54 (n)	3,154	2,350
Class C1, 0.6463% 12/20/54 (n)	1,928	848
Class M1, 0.4363% 12/20/54 (n)	829	535
Series 2007-1:
Class 1C1, 0.5663% 12/20/54 (n)	1,671	744
Class 1M1, 0.4163% 12/20/54 (n)	1,114	713
Class 2C1, 0.6963% 12/20/54 (n)	760	338
Class 2M1, 0.5163% 12/20/54 (n)	1,431	916
Series 2007-2 Class 2C1, 0.7019% 12/17/54 (n)	1,981	862
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9713% 1/20/44 (n)	$ 326	$ 179
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 3.1041% 4/25/35 (n)	569	489
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4866% 5/19/35 (n)	292	184
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (n)	59	60
Class A3, 5.447% 6/12/47 (n)	1,730	1,846
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9219% 8/25/36 (n)	1,917	1,630
Series 2004-A3 Class 4A1, 4.2862% 7/25/34 (n)	1,437	1,394
Series 2004-A5 Class 2A1, 2.8213% 12/25/34 (n)	1,296	1,180
Series 2006-A2 Class 5A1, 3.3347% 11/25/33 (n)	3,112	2,916
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	410	442
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4738% 5/25/47 (n)	857	537
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4938% 10/25/36 (n)	379	2
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4338% 2/25/37 (n)	1,439	961
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.446% 6/15/22 (i)(n)	188	162
Class C, 0.466% 6/15/22 (i)(n)	1,165	990
Class D, 0.476% 6/15/22 (i)(n)	448	372
Class E, 0.486% 6/15/22 (i)(n)	717	545
Class F, 0.516% 6/15/22 (i)(n)	1,164	826
Class G, 0.586% 6/15/22 (i)(n)	269	183
Class H, 0.606% 6/15/22 (i)(n)	538	339
Class J, 0.646% 6/15/22 (i)(n)	628	333
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.8028% 8/25/34 (n)	1,499	1,424
Series 2005-A2 Class A7, 2.8016% 2/25/35 (n)	1,453	1,339
Series 2006-A6 Class A4, 3.5975% 10/25/33 (n)	1,242	1,112
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (n)	3,905	4,175
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5538% 7/25/35 (n)	1,873	1,477
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5638% 3/25/37 (n)	$ 2,236	$ 154
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.9% 10/25/35 (n)	746	630
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.6434% 7/10/35 (i)(n)	1,440	802
Class B6, 3.1434% 7/10/35 (i)(n)	307	150
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	792	802
Series 2004-SL3 Class A1, 7% 8/25/16	54	52
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7138% 6/25/33 (i)(n)	354	280
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (i)	129	129
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.1948% 7/20/34 (n)	31	16
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3532% 4/25/33 (n)	455	441
Series 2003-20 Class 1A1, 5.5% 7/25/33	404	413
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5288% 9/25/36 (n)	2,485	1,418
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.4488% 7/25/36 (n)	9,054	8,891
Series 2006-5 Class A1, 0.3838% 10/25/46 (n)	3,564	3,494
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.8215% 8/25/33 (n)	759	723
Series 2005-AR3 Class A2, 2.727% 3/25/35 (n)	1,988	1,741
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 2.902% 12/25/34 (n)	693	645
Series 2004-H Class A1, 4.5346% 6/25/34 (n)	1,383	1,328
Series 2004-W Class A9, 2.9891% 11/25/34 (n)	3,939	3,761
Series 2005-AR10 Class 2A2, 2.9141% 6/25/35 (n)	564	543
Series 2005-AR12:
Class 2A5, 2.9082% 7/25/35 (n)	9,940	9,290
Class 2A6, 2.9082% 7/25/35 (n)	475	442
Series 2005-AR2 Class 2A2, 2.8765% 3/25/35 (n)	2,143	1,983
Series 2005-AR3 Class 2A1, 2.9468% 3/25/35 (n)	851	767
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $87,131)		112,060
Commercial Mortgage Securities - 1.8%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8128% 2/14/43 (n)	$ 671	$ 730
Class A3, 6.8628% 2/14/43 (n)	724	786
Class A6, 7.1828% 2/14/43 (n)	1,067	1,141
Class PS1, 1.387% 2/14/43 (n)(p)	2,805	83
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7202% 5/10/45 (n)	1,065	1,146
Series 2006-4 Class A1, 5.363% 7/10/46 (n)	195	196
Series 2006-5:
Class A1, 5.185% 9/10/47	404	407
Class A2, 5.317% 9/10/47	3,520	3,688
Class A3, 5.39% 9/10/47	1,272	1,372
Series 2006-6 Class A3, 5.369% 10/10/45	1,824	1,902
Series 2007-2 Class A1, 5.421% 4/10/49	256	263
Series 2007-4 Class A3, 5.811% 2/10/51 (n)	910	981
Series 2006-6 Class E, 5.619% 10/10/45 (i)	527	96
Series 2007-3:
Class A3, 5.6578% 6/10/49 (n)	1,523	1,632
Class A4, 5.6578% 6/10/49 (n)	1,901	1,913
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	1,997	2,080
Series 2004-2:
Class A3, 4.05% 11/10/38	1,006	1,019
Class A4, 4.153% 11/10/38	1,157	1,196
Series 2004-4 Class A3, 4.128% 7/10/42	57	57
Series 2005-1 Class A3, 4.877% 11/10/42	1,504	1,511
Series 2006-1 Class A1, 5.219% 9/10/45 (n)	680	682
Series 2007-1 Class A2, 5.381% 1/15/49	2,565	2,647
Series 2001-3 Class H, 6.562% 4/11/37 (i)	510	505
Series 2001-PB1:
Class J, 7.166% 5/11/35 (i)	228	219
Class K, 6.15% 5/11/35 (i)	424	382
Series 2003-2 Class XP, 0.307% 3/11/41 (i)(n)(p)	11,260	7
Series 2005-3 Series A3B, 5.09% 7/10/43 (n)	2,833	3,028
Series 2005-6 Class A3, 5.1778% 9/10/47 (n)	1,642	1,696
Series 2007-1 Class B, 5.543% 1/15/49	549	180
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5859% 3/15/22 (i)(n)	392	321
Class D, 0.6359% 3/15/22 (i)(n)	397	310
Class E, 0.6759% 3/15/22 (i)(n)	328	246
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc. floater: - continued
Series 2005-MIB1:
Class F, 0.7459% 3/15/22 (i)(n)	$ 467	$ 327
Class G, 0.8059% 3/15/22 (i)(n)	303	197
Series 2006-BIX1:
Class C, 0.4559% 10/15/19 (i)(n)	586	486
Class D, 0.4859% 10/15/19 (i)(n)	716	601
Class E, 0.5159% 10/15/19 (i)(n)	663	549
Class F, 0.5859% 10/15/19 (i)(n)	1,987	1,598
Class G, 0.6059% 10/15/19 (i)(n)	935	651
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1138% 12/25/33 (i)(n)	62	37
Series 2004-1:
Class A, 0.6238% 4/25/34 (i)(n)	1,076	850
Class B, 2.1638% 4/25/34 (i)(n)	121	60
Class M1, 0.8238% 4/25/34 (i)(n)	97	66
Class M2, 1.4638% 4/25/34 (i)(n)	89	51
Series 2004-2:
Class A, 0.6938% 8/25/34 (i)(n)	847	669
Class M1, 0.8438% 8/25/34 (i)(n)	146	92
Series 2004-3:
Class A1, 0.6338% 1/25/35 (i)(n)	1,901	1,483
Class A2, 0.6838% 1/25/35 (i)(n)	273	177
Class M1, 0.7638% 1/25/35 (i)(n)	328	212
Class M2, 1.2638% 1/25/35 (i)(n)	156	97
Series 2005-2A:
Class A1, 0.5738% 8/25/35 (i)(n)	1,380	1,029
Class M1, 0.6938% 8/25/35 (i)(n)	75	43
Class M2, 0.7438% 8/25/35 (i)(n)	124	68
Class M3, 0.7638% 8/25/35 (i)(n)	68	35
Class M4, 0.8738% 8/25/35 (i)(n)	63	30
Series 2005-3A:
Class A1, 0.5838% 11/25/35 (i)(n)	550	410
Class A2, 0.6638% 11/25/35 (i)(n)	497	320
Class M1, 0.7038% 11/25/35 (i)(n)	65	33
Class M2, 0.7538% 11/25/35 (i)(n)	83	39
Class M3, 0.7738% 11/25/35 (i)(n)	74	34
Class M4, 0.8638% 11/25/35 (i)(n)	92	40
Series 2005-4A:
Class A2, 0.6538% 1/25/36 (i)(n)	1,278	818
Class B1, 1.6638% 1/25/36 (i)(n)	110	36
Class M1, 0.7138% 1/25/36 (i)(n)	412	214
Class M2, 0.7338% 1/25/36 (i)(n)	124	61
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M3, 0.7638% 1/25/36 (i)(n)	$ 181	$ 83
Class M4, 0.8738% 1/25/36 (i)(n)	100	40
Class M5, 0.9138% 1/25/36 (i)(n)	100	38
Class M6, 0.9638% 1/25/36 (i)(n)	106	38
Series 2006-1:
Class A2, 0.6238% 4/25/36 (i)(n)	195	131
Class M1, 0.6438% 4/25/36 (i)(n)	70	35
Class M2, 0.6638% 4/25/36 (i)(n)	74	35
Class M3, 0.6838% 4/25/36 (i)(n)	63	27
Class M4, 0.7838% 4/25/36 (i)(n)	36	14
Class M5, 0.8238% 4/25/36 (i)(n)	35	13
Class M6, 0.9038% 4/25/36 (i)(n)	69	27
Series 2006-2A:
Class A1, 0.4938% 7/25/36 (i)(n)	2,945	2,275
Class A2, 0.5438% 7/25/36 (i)(n)	175	119
Class B1, 1.1338% 7/25/36 (i)(n)	65	17
Class B3, 2.9638% 7/25/36 (i)(n)	99	18
Class M1, 0.5738% 7/25/36 (i)(n)	183	87
Class M2, 0.5938% 7/25/36 (i)(n)	129	59
Class M3, 0.6138% 7/25/36 (i)(n)	107	44
Class M4, 0.6838% 7/25/36 (i)(n)	72	29
Class M5, 0.7338% 7/25/36 (i)(n)	89	32
Class M6, 0.8038% 7/25/36 (i)(n)	133	41
Series 2006-3A:
Class B1, 1.0638% 10/25/36 (i)(n)	116	23
Class B2, 1.6138% 10/25/36 (i)(n)	84	15
Class B3, 2.8638% 10/25/36 (i)(n)	137	22
Class M4, 0.6938% 10/25/36 (i)(n)	129	41
Class M5, 0.7438% 10/25/36 (i)(n)	154	43
Class M6, 0.8238% 10/25/36 (i)(n)	301	72
Series 2006-4A:
Class A1, 0.4938% 12/25/36 (i)(n)	658	489
Class A2, 0.5338% 12/25/36 (i)(n)	3,218	2,045
Class B1, 0.9638% 12/25/36 (i)(n)	103	25
Class B2, 1.5138% 12/25/36 (i)(n)	105	20
Class B3, 2.7138% 12/25/36 (i)(n)	178	20
Class M1, 0.5538% 12/25/36 (i)(n)	214	100
Class M2, 0.5738% 12/25/36 (i)(n)	142	61
Class M3, 0.6038% 12/25/36 (i)(n)	145	57
Class M4, 0.6638% 12/25/36 (i)(n)	173	62
Class M5, 0.7038% 12/25/36 (i)(n)	159	53
Class M6, 0.7838% 12/25/36 (i)(n)	142	45
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class A2, 0.5338% 3/25/37 (i)(n)	$ 674	$ 424
Class B1, 0.9338% 3/25/37 (i)(n)	215	47
Class B2, 1.4138% 3/25/37 (i)(n)	156	29
Class B3, 3.6138% 3/25/37 (i)(n)	426	64
Class M1, 0.5338% 3/25/37 (i)(n)	189	85
Class M2, 0.5538% 3/25/37 (i)(n)	142	55
Class M3, 0.5838% 3/25/37 (i)(n)	126	44
Class M4, 0.6338% 3/25/37 (i)(n)	102	33
Class M5, 0.6838% 3/25/37 (i)(n)	157	46
Class M6, 0.7638% 3/25/37 (i)(n)	221	54
Series 2007-2A:
Class A1, 0.5338% 7/25/37 (i)(n)	602	422
Class A2, 0.5838% 7/25/37 (i)(n)	564	294
Class B1, 1.8638% 7/25/37 (i)(n)	174	26
Class B2, 2.5138% 7/25/37 (i)(n)	151	23
Class B3, 3.6138% 7/25/37 (i)(n)	169	22
Class M1, 0.6338% 7/25/37 (i)(n)	198	75
Class M2, 0.6738% 7/25/37 (i)(n)	108	33
Class M3, 0.7538% 7/25/37 (i)(n)	109	25
Class M4, 0.9138% 7/25/37 (i)(n)	217	43
Class M5, 1.0138% 7/25/37 (i)(n)	191	33
Class M6, 1.2638% 7/25/37 (i)(n)	242	38
Series 2007-3:
Class A2, 0.5538% 7/25/37 (i)(n)	694	424
Class B1, 1.2138% 7/25/37 (i)(n)	155	35
Class B2, 1.8638% 7/25/37 (i)(n)	387	85
Class B3, 4.2638% 7/25/37 (i)(n)	206	43
Class M1, 0.5738% 7/25/37 (i)(n)	139	62
Class M2, 0.6038% 7/25/37 (i)(n)	148	55
Class M3, 0.6338% 7/25/37 (i)(n)	232	75
Class M4, 0.7638% 7/25/37 (i)(n)	365	110
Class M5, 0.8638% 7/25/37 (i)(n)	190	54
Class M6, 1.0638% 7/25/37 (i)(n)	145	35
Series 2007-4A:
Class B1, 2.8138% 9/25/37 (i)(n)	230	23
Class B2, 3.7138% 9/25/37 (i)(n)	832	75
Class M1, 1.2138% 9/25/37 (i)(n)	221	60
Class M2, 1.3138% 9/25/37 (i)(n)	221	51
Class M4, 1.8638% 9/25/37 (i)(n)	562	101
Class M5, 2.0138% 9/25/37 (i)(n)	562	84
Class M6, 2.2138% 9/25/37 (i)(n)	563	68
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Series 2004-1 Class IO, 1.25% 4/25/34 (i)(p)	$ 2,255	$ 76
Series 2007-5A Class IO, 3.047% 10/25/37 (i)(n)(p)	5,138	555
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7159% 3/15/19 (i)(n)	611	447
Class H, 0.9259% 3/15/19 (i)(n)	411	231
Class J, 1.1259% 3/15/19 (i)(n)	309	167
Series 2007-BBA8:
Class D, 0.5259% 3/15/22 (i)(n)	452	262
Class E, 0.5759% 3/15/22 (i)(n)	2,347	1,291
Class F, 0.6259% 3/15/22 (i)(n)	1,440	734
Class G, 0.6759% 3/15/22 (i)(n)	369	177
Class H, 0.8259% 3/15/22 (i)(n)	452	181
Class J, 0.9759% 3/15/22 (i)(n)	452	145
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	322	327
Series 2004-PWR3 Class A3, 4.487% 2/11/41	912	927
Series 2006-T24 Class A1, 4.905% 10/12/41 (n)	790	805
Series 2007-PW15 Class AAB, 5.315% 2/11/44	2,680	2,898
Series 2007-PW16:
Class A4, 5.7172% 6/11/40 (n)	534	563
Class AAB, 5.7172% 6/11/40 (n)	4,740	5,158
Series 2007-PW17 Class A1, 5.282% 6/11/50	508	519
Series 2007-PW18:
Class A2, 5.613% 6/11/50	320	336
Class A4, 5.7% 6/11/50	4,380	4,647
Series 2007-T26 Class A1, 5.145% 1/12/45 (n)	239	245
Series 2003-PWR2 Class X2, 0.4686% 5/11/39 (i)(n)(p)	7,070	37
Series 2006-PW13 Class A3, 5.518% 9/11/41	3,219	3,412
Series 2006-PW14 Class X2, 0.6529% 12/11/38 (i)(n)(p)	12,358	222
Series 2006-T22 Class A4, 5.4623% 4/12/38 (n)	114	126
Series 2007-PW15 Class A1, 5.016% 2/11/44	238	244
Series 2007-PW16:
Class B, 5.7172% 6/11/40 (i)(n)	146	53
Class C, 5.7172% 6/11/40 (i)(n)	122	38
Class D, 5.7172% 6/11/40 (i)(n)	122	32
Series 2007-PW18 Class X2, 0.3206% 6/11/50 (i)(n)(p)	85,192	1,092
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-T28:
Class A1, 5.422% 9/11/42	$ 135	$ 139
Class X2, 0.1751% 9/11/42 (i)(n)(p)	42,605	332
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0.136% 8/1/24 (i)(n)	568	229
C-BASS Trust floater Series 2006-SC1 Class A, 0.5338% 5/25/36 (i)(n)	702	415
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (i)	1,072	1,156
Class XCL, 2.1172% 5/15/35 (i)(n)(p)	11,886	332
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	40	39
Class F, 7.734% 1/15/32	198	197
Series 2001-245 Class A2, 6.275% 2/12/16 (i)(n)	906	921
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5819% 8/15/21 (i)(n)	326	286
Class G, 0.6019% 8/15/21 (i)(n)	405	327
Class H, 0.6419% 8/15/21 (i)(n)	324	242
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	6,330	6,806
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (i)	1,533	1,418
Series 2007-C6:
Class A1, 5.622% 12/10/49 (n)	1,402	1,427
Class A2, 5.6985% 12/10/49 (n)	1,210	1,272
Class A4, 5.6985% 12/10/49 (n)	3,035	3,230
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A1, 4.977% 12/11/49	154	155
Class A2A, 5.237% 12/11/49	812	835
Class A4, 5.322% 12/11/49	4,053	4,129
Series 2007-CD4:
Class A3, 5.293% 12/11/49	888	939
Class C, 5.476% 12/11/49	1,717	481
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8179% 5/15/46 (n)	912	975
Series 2006-C1 Class B, 5.359% 8/15/48	2,736	383
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5059% 4/15/17 (i)(n)	$ 2,043	$ 1,737
Class C, 0.5459% 4/15/17 (i)(n)	734	602
Class D, 0.5859% 4/15/17 (i)(n)	721	563
Class E, 0.6459% 4/15/17 (i)(n)	230	172
Class F, 0.6859% 4/15/17 (i)(n)	130	90
Class G, 0.8259% 4/15/17 (i)(n)	130	82
Class H, 0.8959% 4/15/17 (i)(n)	130	68
Class J, 1.1259% 4/15/17 (i)(n)	100	40
Series 2005-FL11:
Class C, 0.5759% 11/15/17 (i)(n)	918	844
Class D, 0.6159% 11/15/17 (i)(n)	48	43
Class E, 0.6659% 11/15/17 (i)(n)	169	147
Class F, 0.7259% 11/15/17 (i)(n)	186	153
Class G, 0.7759% 11/15/17 (i)(n)	129	90
Series 2006-FL12 Class AJ, 0.4059% 12/15/20 (i)(n)	1,300	1,079
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (n)	14	14
Series 2006-C8 Class A3, 5.31% 12/10/46	2,599	2,708
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (i)	1,542	1,547
Series 2007-C9 Class A4, 5.8157% 12/10/49 (n)	2,018	2,184
Series 2004-LBN2 Class X2, 0.8492% 3/10/39 (i)(n)(p)	2,596	9
Series 2006-C8:
Class B, 5.44% 12/10/46	1,579	492
Class XP, 0.4814% 12/10/46 (n)(p)	14,308	210
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,107	1,149
Series 2006-C5:
Class A1, 5.297% 12/15/39	53	53
Class AJ, 5.373% 12/15/39	1,847	1,168
Series 2007-C2:
Class A1, 5.269% 1/15/49	18	18
Class A2, 5.448% 1/15/49 (n)	6,455	6,618
Class A3, 5.542% 1/15/49 (n)	1,824	1,814
Series 2007-C3:
Class A1, 5.664% 6/15/39 (n)	8	8
Class A4, 5.7223% 6/15/39 (n)	549	545
Series 2006-C4 Class AAB, 5.439% 9/15/39	5,191	5,545
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust: - continued
Series 2006-C5 Class ASP, 0.6707% 12/15/39 (n)(p)	$ 9,638	$ 143
Series 2007-C5 Class A4, 5.695% 9/15/40 (n)	825	824
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6259% 4/15/22 (i)(n)	3,254	1,302
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	912	954
Series 2002-CP5 Class A1, 4.106% 12/15/35	95	97
Series 2004-C1:
Class A3, 4.321% 1/15/37	226	229
Class A4, 4.75% 1/15/37	425	443
Series 1998-C1 Class D, 7.17% 5/17/40	51	52
Series 1999-C1 Class E, 7.8879% 9/15/41 (n)	79	78
Series 2001-CK6 Class AX, 0.8793% 8/15/36 (n)(p)	2,432	19
Series 2001-CKN5 Class AX, 1.9642% 9/15/34 (i)(n)(p)	7,320	91
Series 2003-C4 Class ASP, 0.4351% 8/15/36 (i)(n)(p)	8,493	0*
Series 2006-C1 Class A3, 5.5486% 2/15/39 (n)	4,815	5,212
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4259% 2/15/22 (i)(n)	345	231
Class C:
0.4459% 2/15/22 (i)(n)	1,416	807
0.5459% 2/15/22 (i)(n)	506	233
Class F, 0.5959% 2/15/22 (i)(n)	1,011	415
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	53	54
Series 2007-C1:
Class ASP, 0.4159% 2/15/40 (n)(p)	17,074	196
Class B, 5.487% 2/15/40 (i)(n)	1,394	167
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	325	329
Class G, 6.936% 3/15/33 (i)	600	600
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	5,514	5,522
Series 2001-1 Class X1, 1.0321% 5/15/33 (i)(n)(p)	8,767	39
Series 2004-C1 Class X2, 1.1164% 11/10/38 (i)(n)(p)	6,896	27
Series 2005-C1 Class B, 4.846% 6/10/48 (n)	260	185
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GE Capital Commercial Mortgage Corp.: - continued
Series 2007-C1 Class XP, 0.2009% 12/10/49 (n)(p)	$ 21,204	$ 132
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.6149% 4/10/40 (i)(n)(p)	7,002	13
Series 2004-C3 Class X2, 0.6312% 12/10/41 (n)(p)	2,929	20
Series 2005-C1 Class X2, 0.6565% 5/10/43 (n)(p)	3,624	36
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.49% 11/5/21 (i)(n)	343	254
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	252	253
Series 2007-GG11:
Class A1, 5.358% 12/10/49	1,054	1,093
Class A2, 5.597% 12/10/49	1,824	1,926
Series 2007-GG9 Class A4, 5.444% 3/10/39	2,652	2,778
Series 2003-C2 Class XP, 0.8232% 1/5/36 (i)(n)(p)	8,367	20
Series 2005-GG3 Class XP, 0.6925% 8/10/42 (i)(n)(p)	16,894	151
Series 2006-GG7 Class A3, 5.8883% 7/10/38 (n)	2,404	2,610
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (i)(p)	21,681	226
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5353% 6/6/20 (i)(n)	46	42
Class D, 0.5753% 6/6/20 (i)(n)	218	188
Class E, 0.6653% 6/6/20 (i)(n)	252	212
Class F, 0.7353% 6/6/20 (i)(n)	634	508
Series 2007-EOP:
Class C, 0.6153% 3/6/20 (i)(n)	1,144	1,018
Class D, 0.6653% 3/6/20 (i)(n)	2,144	1,887
Class F, 0.7753% 3/6/20 (i)(n)	94	81
Class G, 0.8153% 3/6/20 (i)(n)	47	39
Class H, 0.9453% 3/6/20 (i)(n)	42	35
Class J, 1.1453% 3/6/20 (i)(n)	60	50
sequential payer:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (i)	1,433	1,470
Series 2004-GG2 Class A4, 4.964% 8/10/38	283	294
Series 2005-GG4 Class XP, 0.7044% 7/10/39 (i)(n)(p)	17,245	205
Series 2006-GG6 Class A2, 5.506% 4/10/38	4,796	4,869
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,368	1,403
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Trust sequential payer: - continued
Series 2007-GG10:
Class A1, 5.69% 8/10/45	$ 337	$ 347
Class A2, 5.778% 8/10/45	435	452
Class A4, 5.8077% 8/10/45 (n)	5,056	5,226
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 0.9177% 1/15/38 (i)(n)(p)	2,039	9
Series 2004-CB8 Class X2, 1.0321% 1/12/39 (i)(n)(p)	2,037	11
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4459% 11/15/18 (i)(n)	673	471
Class C, 0.4859% 11/15/18 (i)(n)	478	315
Class D, 0.5059% 11/15/18 (i)(n)	211	120
Class E, 0.5559% 11/15/18 (i)(n)	304	170
Class F, 0.6059% 11/15/18 (i)(n)	456	237
Class G, 0.6359% 11/15/18 (i)(n)	396	198
Class H, 0.7759% 11/15/18 (i)(n)	304	134
sequential payer:
Series 2006-CB14 Class A3B, 5.4835% 12/12/44 (n)	2,712	2,894
Series 2006-CB15 Class A3, 5.819% 6/12/43 (n)	1,373	1,460
Series 2006-LDP8 Class A4, 5.399% 5/15/45	581	623
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (n)	433	462
Class A3, 5.336% 5/15/47	380	396
Series 2007-CB19 Class A4, 5.7461% 2/12/49 (n)	3,198	3,354
Series 2007-LD11 Class A2, 5.8025% 6/15/49 (n)	2,560	2,677
Series 2007-LDP10 Class A1, 5.122% 1/15/49	30	30
Series 2007-LDPX Class A3, 5.412% 1/15/49	2,510	2,567
Series 2004-LDP4 Class D, 5.1488% 10/15/42 (n)	821	380
Series 2005-CB13 Class E, 5.3519% 1/12/43 (i)(n)	461	43
Series 2005-LDP3 Class A3, 4.959% 8/15/42	6,699	6,944
Series 2006-CB17 Class A3, 5.45% 12/12/43	260	274
Series 2007-CB19:
Class B, 5.7461% 2/12/49 (n)	78	24
Class C, 5.7461% 2/12/49 (n)	204	63
Class D, 5.7461% 2/12/49 (n)	214	63
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (n)	174	52
Class CS, 5.466% 1/15/49 (n)	75	19
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-LDP10:
Class ES, 5.541% 1/15/49 (i)(n)	$ 472	$ 33
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (i)	376	379
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.9499% 7/15/44 (n)	743	769
Series 1998-C1 Class D, 6.98% 2/18/30	340	342
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0831% 4/25/21 (i)(n)	90	59
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	162	165
Series 2001-C3 Class A1, 6.058% 6/15/20	4	4
Series 2006-C1 Class A2, 5.084% 2/15/31	396	400
Series 2006-C3 Class A1, 5.478% 3/15/32	20	20
Series 2006-C6:
Class A1, 5.23% 9/15/39	93	93
Class A2, 5.262% 9/15/39 (n)	1,591	1,632
Series 2006-C7:
Class A1, 5.279% 11/15/38	68	69
Class A2, 5.3% 11/15/38	1,003	1,034
Class A3, 5.347% 11/15/38	679	720
Series 2007-C1:
Class A1, 5.391% 2/15/40 (n)	123	125
Class A4, 5.424% 2/15/40	2,738	2,874
Series 2007-C2 Class A3, 5.43% 2/15/40	1,980	2,039
Series 2000-C5 Class E, 7.29% 12/15/32	64	64
Series 2001-C3 Class B, 6.512% 6/15/36	1,763	1,823
Series 2001-C7 Class D, 6.514% 11/15/33	1,003	1,013
Series 2004-C2 Class XCP, 1.0459% 3/15/36 (i)(n)(p)	15,387	87
Series 2004-C4 Class A2, 4.567% 6/15/29 (n)	132	133
Series 2005-C3 Class XCP, 0.7548% 7/15/40 (n)(p)	2,823	33
Series 2006-C3 Class A3 5.689% 3/15/32	550	581
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (n)(p)	5,184	84
Series 2007-C1:
Class C, 5.533% 2/15/40 (n)	2,006	444
Class D, 5.563% 2/15/40 (n)	365	65
Class E, 5.582% 2/15/40 (n)	182	28
Class XCP, 0.3203% 2/15/40 (n)(p)	2,084	24
Series 2007-C6 Class A4, 5.858% 7/15/40 (n)	1,140	1,176
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2007-C7:
Class A3, 5.866% 9/15/45	$ 2,982	$ 3,124
Class XCP, 0.2905% 9/15/45 (n)(p)	71,579	784
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (i)	261	266
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5059% 9/15/21 (i)(n)	292	224
Class E, 0.5659% 9/15/21 (i)(n)	1,054	799
Class F, 0.6159% 9/15/21 (i)(n)	868	647
Class G, 0.6359% 9/15/21 (i)(n)	1,714	1,187
Class H, 0.6759% 9/15/21 (i)(n)	442	193
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	1,619	1,714
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	155	156
Series 2007-C1 Class A1, 4.533% 6/12/50	265	268
Series 2005-CKI1 Class A3, 5.2324% 11/12/37 (n)	1,498	1,548
Series 2005-LC1 Class F, 5.3777% 1/12/44 (i)(n)	793	294
Series 2006-C1 Class A2, 5.6099% 5/12/39 (n)	1,286	1,357
Series 2007-C1 Class A4, 5.826% 6/12/50 (n)	3,452	3,700
Series 2008-C1 Class A4, 5.69% 2/12/51	1,947	2,064
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4625% 12/12/49 (n)	425	413
sequential payer:
Series 2006-1 CLass A3, 5.4664% 2/12/39 (n)	970	1,019
Series 2006-4 Class ASB, 5.133% 12/12/49 (n)	784	841
Series 2007-5:
Class A1, 4.275% 8/12/48	23	23
Class A3, 5.364% 8/12/48	356	365
Class A4, 5.378% 8/12/48	36	35
Class B, 5.479% 2/12/17	2,736	482
Series 2007-6:
Class A1, 5.175% 3/12/51	48	49
Class A4, 5.485% 3/12/51 (n)	7,400	7,375
Series 2007-7 Class A4, 5.7485% 6/12/50 (n)	3,192	3,208
Series 2007-8 Class A1, 4.622% 8/12/49	224	229
Series 2006-4 Class XP, 0.6254% 12/12/49 (n)(p)	20,235	368
Series 2007-6 Class B, 5.635% 3/12/51 (n)	912	272
Series 2007-7 Class B, 5.75% 6/12/50	79	13
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2007-8 Class A3, 5.9564% 8/12/49 (n)	$ 787	$ 846
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.472% 7/15/19 (i)(n)	625	78
Class F, 0.592% 7/15/19 (i)(n)	878	799
Class G, 0.632% 7/15/19 (i)(n)	499	359
Series 2007-XCLA Class A1, 0.472% 7/17/17 (i)(n)	1,922	1,057
Series 2007-XLCA Class B, 0.772% 7/17/17 (i)(n)	1,670	117
Series 2007-XLFA:
Class C, 0.432% 10/15/20 (i)(n)	523	222
Class D, 0.462% 10/15/20 (i)(n)	507	114
Class E, 0.522% 10/15/20 (i)(n)	634	79
Class F, 0.572% 10/15/20 (i)(n)	380	38
Class G, 0.612% 10/15/20 (i)(n)	470	35
Class H, 0.702% 10/15/20 (i)(n)	296	7
Class J, 0.852% 10/15/20 (i)(n)	338	8
Class MHRO, 0.962% 10/15/20 (i)(n)	376	75
Class MJPM, 1.272% 10/15/20 (i)(n)	115	86
Class MSTR, 0.972% 10/15/20 (i)(n)	214	43
Class NHRO, 1.162% 10/15/20 (i)(n)	567	79
Class NSTR, 1.122% 10/15/20 (i)(n)	197	28
sequential payer:
Series 2003-IQ5 Class X2, 0.8727% 4/15/38 (i)(n)(p)	2,808	23
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,354	1,403
Series 2006-HQ10 Class A1, 5.131% 11/12/41	142	144
Series 2006-T23 Class A1, 5.682% 8/12/41	267	271
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	208	212
Class A31, 5.439% 2/12/44 (n)	462	487
Series 2007-IQ13 Class A1, 5.05% 3/15/44	211	214
Series 2007-IQ14 Class A1, 5.38% 4/15/49	544	559
Series 2007-T25:
Class A1, 5.391% 11/12/49	182	187
Class A2, 5.507% 11/12/49	896	978
Series 2003-IQ6 Class X2, 0.5807% 12/15/41 (i)(n)(p)	5,901	43
Series 2005-IQ9 Class X2, 1.0854% 7/15/56 (i)(n)(p)	10,148	144
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2006-HQ10 Class X2, 0.4996% 11/12/41 (i)(n)(p)	$ 7,084	$ 77
Series 2006-HQ8 Class A3, 5.4379% 3/12/44 (n)	1,415	1,451
Series 2006-HQ9 Class B, 5.832% 7/12/44 (n)	1,353	1,001
Series 2006-IQ11:
Class A3, 5.7325% 10/15/42 (n)	1,513	1,614
Class A4, 5.7685% 10/15/42 (n)	274	305
Series 2006-IQ12 Class B, 5.468% 12/15/43	912	228
Series 2006-T23 Class A3, 5.8072% 8/12/41 (n)	466	502
Series 2007-HQ11 Class B, 5.538% 2/20/44 (n)	1,654	595
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (n)	1,368	1,389
Class AAB, 5.654% 4/15/49	2,650	2,833
Class B, 5.7249% 4/15/49 (n)	224	54
Series 2007-XLC1:
Class C, 0.872% 7/17/17 (i)(n)	2,250	56
Class D, 0.972% 7/17/17 (i)(n)	1,059	26
Class E, 1.072% 7/17/17 (i)(n)	861	22
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	9	9
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	279	278
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	103	107
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (i)	775	790
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4759% 1/15/18 (i)(n)	969	963
Series 2006-WL7A:
Class E, 0.5519% 9/15/21 (i)(n)	1,239	735
Class F, 0.6119% 8/11/18 (i)(n)	1,426	595
Class G, 0.6319% 8/11/18 (i)(n)	1,351	548
Class J, 0.8719% 8/11/18 (i)(n)	300	77
Series 2007-WHL8:
Class AP1, 0.9759% 6/15/20 (i)(n)	98	54
Class AP2, 1.0759% 6/15/20 (i)(n)	163	82
Class F, 0.7559% 6/15/20 (i)(n)	3,171	793
Class LXR1, 0.9759% 6/15/20 (i)(n)	112	67
Class LXR2, 1.0759% 6/15/20 (i)(n)	2,162	1,081
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	$ 53	$ 53
Series 2003-C7 Class A1, 4.241% 10/15/35 (i)	1,636	1,649
Series 2003-C8 Class A3, 4.445% 11/15/35	3,972	4,062
Series 2006-C27 Class A2, 5.624% 7/15/45	815	835
Series 2006-C29:
Class A1, 5.11% 11/15/48	440	445
Class A3, 5.313% 11/15/48	2,422	2,579
Series 2007-C30:
Class A1, 5.031% 12/15/43	62	63
Class A3, 5.246% 12/15/43	783	790
Class A4, 5.305% 12/15/43	268	267
Class A5, 5.342% 12/15/43	976	951
Series 2007-C31:
Class A1, 5.14% 4/15/47	98	99
Class A4, 5.509% 4/15/47	2,061	2,039
Series 2007-C32:
Class A2, 5.735% 6/15/49 (n)	3,184	3,313
Class A3, 5.74% 6/15/49 (n)	1,548	1,542
Series 2003-C6 Class G, 5.125% 8/15/35 (i)(n)	433	408
Series 2003-C8 Class XP, 0.1813% 11/15/35 (i)(n)(p)	2,638	3
Series 2003-C9 Class XP, 0.4499% 12/15/35 (i)(n)(p)	3,693	5
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (i)(n)	701	652
Class 180B, 5.3979% 10/15/41 (i)(n)	319	287
Series 2005-C19 Class B, 4.892% 5/15/44	912	746
Series 2005-C22:
Class B, 5.3598% 12/15/44 (n)	2,022	1,389
Class F, 5.3598% 12/15/44 (i)(n)	1,521	608
Series 2006-C23 Class A5, 5.416% 1/15/45 (n)	5,005	5,441
Series 2006-C29 Class E, 5.516% 11/15/48 (n)	912	282
Series 2007-C30:
Class C, 5.483% 12/15/43 (n)	2,736	454
Class D, 5.513% 12/15/43 (n)	1,459	125
Class XP, 0.4367% 12/15/43 (i)(n)(p)	10,504	143
Series 2007-C31 Class C, 5.6935% 4/15/47 (n)	251	53
Series 2007-C31A Class A2, 5.421% 4/15/47	6,385	6,610
Series 2007-C32:
Class D, 5.74% 6/15/49 (n)	685	137
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C32:
Class E, 5.74% 6/15/49 (n)	$ 1,080	$ 185
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.902% 2/15/51 (n)	604	612
Series 2007-C33 Class B, 5.902% 2/15/51 (n)	1,534	501
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $262,129)		317,790
Municipal Securities - 0.1%

California Gen. Oblig.:
6.2% 3/1/19	2,600	2,822
7.5% 4/1/34	3,750	4,210
7.55% 4/1/39	4,908	5,575
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15	4,050	4,131
TOTAL MUNICIPAL SECURITIES (Cost $15,443)		16,738
Foreign Government and Government Agency Obligations - 0.0%

Brazilian Federative Republic 4.875% 1/22/21	1,990	2,134
Chilean Republic 7.125% 1/11/12	1,794	1,931
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,925)		4,065
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $132)	143	154
Floating Rate Loans - 1.4%

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.1%
AM General LLC term loan 6.283% 4/17/12 (n)	3,882	3,183
Ford Motor Co. term loan 3.03% 12/15/13 (n)	12,895	12,444
		15,627
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.0%
Cannery Casino Resorts LLC:
term loan 4.5453% 5/18/13 (n)	$ 201	$ 186
Tranche B, term loan 4.5163% 5/18/13 (n)	227	210
Fantasy Springs Resort Casino term loan 12% 8/6/12 (n)	7,940	6,868
		7,264
Media - 0.2%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.26% 3/6/14 (n)	9,208	8,737
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 5.7947% 6/12/14 (n)	3,801	3,450
Hicks Sports Group LLC Tranche 2LN, term loan 8.75% 12/22/11 (e)(n)	2,750	193
Newsday LLC term loan 10.5% 8/1/13	7,000	7,438
Tribune Co. Tranche X, term loan 7.0838% 6/4/49 (e)(n)	1,188	725
Univision Communications, Inc. Tranche 1LN, term loan 2.5103% 9/29/14 (n)	12,643	10,873
		31,416
Specialty Retail - 0.0%
GNC Corp. term loan 2.6876% 9/16/13 (n)	764	716
Michaels Stores, Inc.:
Tranche B1, term loan 2.7018% 10/31/13 (n)	1,200	1,137
Tranche B2, term loan 4.9518% 7/31/16 (n)	1,615	1,564
		3,417
TOTAL CONSUMER DISCRETIONARY		57,724
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
BI-LO LLC term loan 9.5% 5/12/15 (n)	8,537	8,537
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Venoco, Inc. Tranche 2LN, term loan 4.3125% 5/7/14 (n)	564	521
FINANCIALS - 0.2%
Capital Markets - 0.1%
Blackstone UTP Capital LLC term loan 7.75% 11/2/14	5,433	5,460
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - 0.0%
CIT Group, Inc. Tranche 3LN, term loan 6.25% 8/11/15 (n)	$ 2,798	$ 2,794
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.35% 10/10/13 (n)	2,089	1,792
Tranche B, term loan 3.2954% 10/10/13 (n)	12,188	10,452
Tranche DD, term loan 3.3395% 10/10/13 (n)	4,454	3,808
		16,052
TOTAL FINANCIALS		24,306
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Concentra Operating Corp. Tranche 2LN, term loan 6.04% 6/25/15 (n)	19,892	18,301
Genoa Healthcare Group LLC Tranche 2, term loan 10.75% 2/4/13 (n)	2,500	2,000
Golden Gate National Senior Care LLC:
Tranche 1LN, term loan 3.0103% 3/14/11 (n)	791	767
Tranche 2LN, term loan 8.0103% 9/14/11 (n)	6,000	5,790
National Renal Institutes, Inc. Tranche B, term loan 9% 3/31/13 (n)	11,601	11,311
Sheridan Healthcare, Inc. Tranche 2LN, term loan 6.0494% 6/15/15 (n)	17,840	16,413
		54,582
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
McKechnie Aerospace Holdings Ltd. Tranche 2LN, term loan 5.27% 5/11/15 pay-in-kind (n)	110	103
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5294% 4/30/14 (n)	8,315	7,670
US Airways Group, Inc. term loan 2.7616% 3/23/14 (n)	4,593	3,869
		11,539
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.425% 2/7/15 (n)	985	867
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Machinery - 0.1%
Dresser, Inc. Tranche 2LN, term loan 6.1119% 5/4/15 pay-in-kind (n)	$ 7,990	$ 7,630
Road & Rail - 0.0%
Swift Transportation Co., Inc. term loan 8.25% 5/10/14 (n)	7,159	6,890
TOTAL INDUSTRIALS		27,029
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Avaya, Inc. term loan 3.0575% 10/24/14 (n)	5,466	4,782
IPC Systems, Inc. Tranche 2LN, term loan 5.7834% 5/31/15 (n)	6,000	4,860
SafeNet, Inc. Tranche 2LN, term loan 6.2616% 4/12/15 (n)	7,500	7,125
		16,767
Software - 0.1%
Kronos, Inc. Tranche 2LN, term loan 6.2834% 6/11/15 (n)	23,730	22,306
SS&C Technologies, Inc. term loan 2.461% 11/23/12 (n)	378	362
		22,668
TOTAL INFORMATION TECHNOLOGY		39,435
MATERIALS - 0.0%
Chemicals - 0.0%
Tronox Worldwide LLC:
Tranche B 1LN, term loan 11.25% 9/20/10 (n)	674	685
Tranche B 2LN, term loan 11.25% 9/20/10 (n)	181	184
		869
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Vodafone Americas Finance 2, Inc. term loan 6.875% 8/11/15	1,590	1,583
UTILITIES - 0.1%
Electric Utilities - 0.0%
Bicent Power LLC Tranche 2LN, term loan 4.54% 12/31/14 (n)	810	498
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B2, term loan 3.9407% 10/10/14 (n)	$ 2,762	$ 2,093
Tranche B3, term loan 3.7959% 10/10/14 (n)	8,893	6,726
		9,317
Independent Power Producers & Energy Traders - 0.1%
Nebraska Energy, Inc. Tranche 2LN, term loan 5.0625% 5/1/14 (n)	12,400	10,974
TOTAL UTILITIES		20,291
TOTAL FLOATING RATE LOANS (Cost $234,833)		234,877
Bank Notes - 0.0%

National City Bank, Cleveland 0.6384% 3/1/13 (n) (Cost $499)	576	559
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (n)	620	518
MUFG Capital Finance 1 Ltd. 6.346% (n)	1,965	1,971
		2,489
TOTAL PREFERRED SECURITIES (Cost $1,548)		2,489
Fixed-Income Funds - 7.7%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (o)	4,736,666	517,102
Fidelity Mortgage Backed Securities Central Fund (o)	7,720,124	818,951
TOTAL FIXED-INCOME FUNDS (Cost $1,249,945)		1,336,053
Money Market Funds - 5.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.24% (b)	839,220,672	$ 839,221
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(d)	104,724,375	104,724
TOTAL MONEY MARKET FUNDS (Cost $943,945)		943,945
Cash Equivalents - 1.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.24%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) #	$ 4,668	4,668
0.25%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) # (c)	207,001	207,000
TOTAL CASH EQUIVALENTS (Cost $211,668)		211,668
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $17,051,304)		18,064,671
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(730,871)
NET ASSETS - 100%		$ 17,333,800
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,560,000) (m)

	Sept. 2037	$ 10,147	$ (9,515)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,398,000) (m)	Sept. 2037	8,316	(7,798)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $566,000) (m)	Sept. 2037	1,907	(1,788)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,398,000) (m)	Sept. 2037	8,316	(7,798)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,332,000) (m)	Sept. 2037	8,087	(7,583)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,025,000) (m)	Sept. 2037	6,943	(6,510)
		$ 43,716	$ (40,992)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Investment made with cash collateral received from securities on loan.
(e) Non-income producing - Security is in default.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.
(h) Affiliated company

(i) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $669,053,000 or 3.9% of net assets.

(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) A portion of the security is subject to a forward commitment to sell.
(l) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $43,060,000.

(m) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(n) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(o) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(p) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,889,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
BMP Sunstone Corp. warrants 8/19/12	8/17/07	$ 7
HMH Holdings, Inc.	1/22/10 - 3/9/10	$ 2,063
RDA Holding Co. warrants 2/19/14	2/27/07 - 6/21/07	$ 9,292
wetpaint.com, Inc. Series C	5/14/08	$ 5,000

* Amount represents less than $1,000.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$4,668,000 due 9/01/10 at 0.24%
BNP Paribas Securities Corp.	$ 2,040
Banc of America Securities LLC	765
Barclays Capital, Inc.	1,863
$ 4,668
$207,000,000 due 9/01/10 at 0.25%
Deutsche Bank Securities, Inc.	$ 207,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,868
Fidelity Corporate Bond 1-10 Year Central Fund	27,344
Fidelity Mortgage Backed Securities Central Fund	42,710
Fidelity Securities Lending Cash Central Fund	212
Total	$ 72,134
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Funds (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 529,145	$ -	$ 49,948	$ 517,102	25.0%
Fidelity Mortgage Backed Securities Central Fund	1,256,475	42,709	524,912	818,951	11.7%
Total	$ 1,785,620	$ 42,709	$ 574,860	$ 1,336,053
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CareView Communications, Inc.	$ -	$ 15,382	$ -	$ -	$ 16,382
Southwest Bancorp, Inc., Oklahoma	-	21,058	8,160	-	-
Total	$ -	$ 36,440	$ 8,160	$ -	$ 16,382
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,102,744	$ 1,092,506	$ 8,199	$ 2,039
Consumer Staples	921,138	921,138	-	-
Energy	1,133,197	1,126,792	6,405	-
Financials	1,550,254	1,519,822	16,587	13,845
Health Care	1,194,773	1,194,746	27	-
Industrials	1,244,634	1,244,498	-	136
Information Technology	2,121,923	2,120,929	-	994
Materials	444,956	444,956	-	-
Telecommunication Services	230,589	230,589	-	-
Utilities	92,439	86,505	5,934	-
Corporate Bonds	2,086,550	-	2,084,924	1,626
U.S. Government and Government Agency Obligations	2,013,919	-	2,013,919	-
U.S. Government Agency - Mortgage Securities	626,730	-	626,730	-
Asset-Backed Securities	120,427	-	99,173	21,254
Collateralized Mortgage Obligations	112,060	-	105,300	6,760
Commercial Mortgage Securities	317,790	-	286,520	31,270
Municipal Securities	16,738	-	16,738	-
Foreign Government and Government Agency Obligations	4,065	-	4,065	-
Supranational Obligations	154	-	154	-
Floating Rate Loans	234,877	-	234,379	498
Bank Notes	559	-	559	-
Preferred Securities	2,489	-	2,489	-
Fixed-Income Funds	1,336,053	1,336,053	-	-
Money Market Funds	943,945	943,945	-	-
Cash Equivalents	211,668	-	211,668	-
Total Investments in Securities:	$ 18,064,671	$ 12,262,479	$ 5,723,770	$ 78,422
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Liabilities
Swap Agreements	$ (40,992)	$ -	$ (40,992)	$ -
Other Financial Instruments:
Forward Commitments	$ 80	$ -	$ 80	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities: (Amounts in thousands)
Beginning Balance	$ 66,836
Total Realized Gain (Loss)	5,042
Total Unrealized Gain (Loss)	10,515
Cost of Purchases	17,279
Proceeds of Sales	(26,667)
Amortization/Accretion	1,286
Transfers in to Level 3	27,611
Transfers out of Level 3	(23,480)
Ending Balance	$ 78,422
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 9,505

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (40,992)
Total Value of Derivatives	$ -	$ (40,992)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	22.1%
AAA,AA,A	6.3%
BBB	3.8%
BB	2.0%
B	4.2%
CCC,CC,C	2.6%
D	0.0% *
Not Rated	0.4%
Equities	57.9%
Short-Term Investments and Net Other Assets	0.7%
100.0%
* Amount represents less than 0.1%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of investments of Fidelity's Fixed-Income Central Funds.
Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $1,645,096,000 of which $859,077,000 and $786,019,000 will expire on August 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2010

Assets
Investment in securities, at value (including securities loaned of $307,063 and repurchase agreements of $211,668) - See accompanying schedule: Unaffiliated issuers (cost $14,842,032)	$ 15,768,291
Fidelity Central Funds (cost $2,193,890)	2,279,998
Other affiliated issuers (cost $15,382)	16,382
Total Investments (cost $17,051,304)		$ 18,064,671
Commitment to sell securities on a delayed delivery basis	(128,975)
Receivable for securities sold on a delayed delivery basis	129,055	80
Cash		253
Receivable for investments sold Regular delivery		66,946
Delayed delivery		2,072
Receivable for swap agreements		6
Receivable for fund shares sold		6,631
Dividends receivable		42,036
Interest receivable		52,953
Distributions receivable from Fidelity Central Funds		4,772
Other receivables		909
Total assets		18,241,329

Liabilities
Payable for investments purchased Regular delivery	$ 56,665
Delayed delivery	456,160
Payable for swap agreements	617
Payable for fund shares redeemed	31,760
Unrealized depreciation on swap agreements	40,992
Accrued management fee	6,087
Other affiliated payables	2,685
Other payables and accrued expenses	839
Collateral on securities loaned, at value	311,724
Total liabilities		907,529

Net Assets		$ 17,333,800
Net Assets consist of:
Paid in capital		$ 18,110,239
Undistributed net investment income		124,277
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,878,114)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		977,398
Net Assets		$ 17,333,800

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2010

Puritan: Net Asset Value, offering price and redemption price per share ($15,053,885 ÷ 952,475 shares)	$ 15.81

Class K: Net Asset Value, offering price and redemption price per share ($2,279,915 ÷ 144,258 shares)	$ 15.80

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2010

Investment Income
Dividends		$ 183,821
Interest		309,777
Income from Fidelity Central Funds		72,134
Total income		565,732

Expenses
Management fee	$ 74,991
Transfer agent fees	31,898
Accounting and security lending fees	1,927
Custodian fees and expenses	293
Independent trustees' compensation	109
Appreciation in deferred trustee compensation account	1
Registration fees	127
Audit	260
Legal	178
Interest	1
Miscellaneous	309
Total expenses before reductions	110,094
Expense reductions	(1,471)	108,623
Net investment income (loss)		457,109
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	958,652
Fidelity Central Funds	21,318
Other affiliated issuers	(852)
Foreign currency transactions	(626)
Swap agreements	53,496
Capital gain distributions from Fidelity Central Funds	4
Total net realized gain (loss)		1,031,992
Change in net unrealized appreciation (depreciation) on: Investment securities	(121,862)
Assets and liabilities in foreign currencies	(158)
Swap agreements	(22,880)
Delayed delivery commitments	2,384
Total change in net unrealized appreciation (depreciation)		(142,516)
Net gain (loss)		889,476
Net increase (decrease) in net assets resulting from operations		$ 1,346,585

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 457,109	$ 535,797
Net realized gain (loss)	1,031,992	(2,842,095)
Change in net unrealized appreciation (depreciation)	(142,516)	161,783
Net increase (decrease) in net assets resulting from operations	1,346,585	(2,144,515)
Distributions to shareholders from net investment income	(441,719)	(529,185)
Distributions to shareholders from net realized gain	(11,495)	(18,395)
Total distributions	(453,214)	(547,580)
Share transactions - net increase (decrease)	(1,140,096)	(1,153,885)
Total increase (decrease) in net assets	(246,725)	(3,845,980)

Net Assets
Beginning of period	17,580,525	21,426,505
End of period (including undistributed net investment income of $124,277 and undistributed net investment income of $118,144, respectively)	$ 17,333,800	$ 17,580,525

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Puritan

Years ended August 31,	2010	2009	2008	2007	2006 I	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.06	$ 17.07	$ 20.54	$ 19.69	$ 19.34	$ 19.13
Income from Investment Operations
Net investment income (loss) D	.40	.45	.50	.59	.06	.55
Net realized and unrealized gain (loss)	.75	(2.00)	(1.80)	1.70	.29	.80
Total from investment operations	1.15	(1.55)	(1.30)	2.29	.35	1.35
Distributions from net investment income	(.39)	(.44)	(.55)	(.59)	-	(.55)
Distributions from net realized gain	(.01)	(.02)	(1.62)	(.85)	-	(.59)
Total distributions	(.40)	(.46) J	(2.17)	(1.44)	-	(1.14)
Net asset value, end of period	$ 15.81	$ 15.06	$ 17.07	$ 20.54	$ 19.69	$ 19.34
Total Return B, C	7.61%	(8.76)%	(7.35)%	12.18%	1.81%	7.36%
Ratios to Average Net Assets E, G
Expenses before reductions	.61%	.67%	.61%	.60%	.63% A	.62%
Expenses net of fee waivers, if any	.61%	.67%	.61%	.60%	.62% A	.62%
Expenses net of all reductions	.61%	.67%	.60%	.59%	.62% A	.61%
Net investment income (loss)	2.48%	3.30%	2.72%	2.91%	3.97% A	2.90%
Supplemental Data
Net assets, end of period (in millions)	$ 15,054	$ 16,111	$ 21,427	$ 25,719	$ 23,955	$ 23,558
Portfolio turnover rate F	104%	116% K	115%	70% K	78% A	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the period ended July 31.

I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

J Total distributions of $.46 per share is comprised of distributions from net investment income of $.442 and distributions from net realized gain of $.015 per share.

K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended August 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.06	$ 17.07	$ 18.22
Income from Investment Operations
Net investment income (loss) D	.42	.46	.14
Net realized and unrealized gain (loss)	.74	(1.99)	(1.16)
Total from investment operations	1.16	(1.53)	(1.02)
Distributions from net investment income	(.41)	(.47)	(.13)
Distributions from net realized gain	(.01)	(.02)	-
Total distributions	(.42)	(.48) I	(.13)
Net asset value, end of period	$ 15.80	$ 15.06	$ 17.07
Total Return B, C	7.69%	(8.59)%	(5.60)%
Ratios to Average Net Assets E, H
Expenses before reductions	.48%	.50%	.48% A
Expenses net of fee waivers, if any	.48%	.50%	.48% A
Expenses net of all reductions	.47%	.50%	.48% A
Net investment income (loss)	2.61%	3.47%	3.21% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,280	$ 1,469	$ 9
Portfolio turnover rate F	104%	116% J	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.48 per share is comprised of distributions from net investment income of $.468 and distributions from net realized gain of $.015 per share.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Puritan Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

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3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities,

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2010, the Fund did not have any unrecognized tax benefits in

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from Fidelity Central Funds, swap agreements, foreign currency transactions, defaulted bonds, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,582,913
Gross unrealized depreciation	(768,184)
Net unrealized appreciation (depreciation)	$ 814,729

Tax Cost	$ 17,249,942

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 90,731
Capital loss carryforward	$ (1,645,096)
Net unrealized appreciation (depreciation)	$ 778,475

The tax character of distributions paid was as follows:

	August 31, 2010	August 31, 2009
Ordinary Income	$ 453,214	$ 529,185
Long-term Capital Gains	-	18,395
Total	$ 453,214	$ 547,580

Annual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

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5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (9,132)	$ 10,523
Interest Rate Risk
Swap Agreements	62,628	(33,403)
Totals (a)	$ 53,496	$ (22,880)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss may include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

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5. Derivative Instruments - continued

Credit Default Swaps - continued

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $43,716 representing 0.25% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities, including the Fixed-Income Central Funds, other than short-term securities and U.S. government securities, aggregated $12,150,661 and $14,478,592, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .41% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Puritan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Puritan	$ 30,900.19
Class K	998.05
	$ 31,898

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $285 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $73 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net Income from lending portfolio securities during the period, presented in the Statement of Operations as a component of interest income, amounted to $16. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $212.

Annual Report

10. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $32,513. The weighted average interest rate was .62%. The interest expense amounted to $1 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

11. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,469 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2010	2009
From net investment income
Puritan	$ 395,626	$ 501,005
Class K	46,093	28,180
Total	$ 441,719	$ 529,185
From net realized gain
Puritan	$ 10,418	$ 18,039
Class K	1,077	356
Total	$ 11,495	$ 18,395

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2010	2009	2010	2009
Puritan
Shares sold	76,931	105,776	$ 1,241,703	$ 1,423,786
Conversion to Class K A	-	(97,170)	-	(1,269,203)
Reinvestment of distributions	24,218	36,298	385,575	493,916
Shares redeemed	(218,263)	(229,813)	(3,516,873)	(3,069,987)
Net increase (decrease)	(117,114)	(184,909)	$ (1,889,595)	$ (2,421,488)

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

13. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2010	2009	2010	2009
Class K
Shares sold	67,219	10,143	$ 1,078,159	$ 134,356
Conversion from Puritan A	-	97,171	-	1,269,203
Reinvestment of distributions	2,954	2,178	47,170	28,536
Shares redeemed	(23,457)	(12,459)	(375,830)	(164,492)
Net increase (decrease)	46,716	97,033	$ 749,499	$ 1,267,603

A Conversion transactions for Class K and Puritan are presented for the period September 1, 2008 through August 31, 2009.

14. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at August 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Puritan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian, agent banks, and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 20, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 221 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Edward C. Johnson 3d is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Edward C. Johnson 3d (80)

Year of Election or Appointment: 1984

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, Inc. (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-
present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (45)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investments Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Puritan Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital
Puritan	10/18/10	10/15/10	$0.114	$0.003

A total of 4.32% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $194,069,416 of distributions paid during the period January 1, 2010 to August 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Puritan designates 6%, 33%, 61% and 61% of the dividends distributed in October, December, April and July, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Puritan designates 7%, 34%, 63% and 63% of the dividends distributed in October, December, April and July, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Puritan Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Fidelity Puritan Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the first quartile for the one-year period, the third quartile for the three-year period, and the second quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Puritan Fund

Annual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JP Morgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

PUR-UANN-1010
1.789251.107

Fidelity®

Puritan®

Fund -
Class K

Annual Report

August 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2010	Past 1 year	Past 5 years	Past 10 years
Class K A	7.69%	2.28%	3.68%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity Puritan Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Puritan® Fund - Class K, on August 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. The initial offering of Class K took place on May 9, 2008. See above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks delivered positive returns for the year ending August 31, 2010, despite volatility and risk aversion during the second half of the period. An impressive bull run continued through 2009, but early in the new year stocks fell sharply amid concerns about the global economic recovery. After this brief dip, markets regained their upward momentum due to government stimulus, encouraging corporate earnings reports, improved credit conditions and rising consumer confidence. Positive news continued through mid-April, but heightened concern about the European debt crisis sparked an abrupt sell-off in May. Although the market's malaise continued through June, stocks saw solid gains in July, and then retreated again in August. For the full 12 months, the Dow Jones Industrial AverageSM rose 8.39%, while the S&P 500® Index was up 4.91% and the technology-laden Nasdaq Composite® Index returned 6.17%. Fixed-income markets performed well, largely bolstered by investors' flight to quality in the spring. The Barclays Capital U.S. Aggregate Bond Index, a broad measure of the investment-grade debt universe, gained 9.18%. As a result of investors' thirst for yield, high-yield bonds were among the strongest-performing asset classes during the period, with The BofA Merrill Lynch US High Yield Constrained IndexSM rising 21.92%.

Comments from Ramin Arani and George Fischer, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity® Puritan® Fund: For the year, the fund's Class K shares gained 7.69%, topping the 7.00% gain of the Fidelity Puritan Composite Index. Positioning within bonds paid off. Although we lost a bit of ground by underweighting investment-grade bonds, which fared well, we more than made up for it by carrying a nearly 9% out-of-index stake in very strong-performing high-yield securities. Solid results within the investment-grade subportfolio also contributed. On the equity side, a slight overweighting nicked performance, as did poor security selection in energy and unfavorable positioning in financials. The biggest boost came from security selection in materials and a significant overweighting in consumer discretionary. The top individual contributor was Virgin Media, a U.K. cable TV provider that saw its stock price rise as it increased revenue and added customers. Cummins, a maker of engines for heavy trucks, rose on a significant turnaround in the business fundamentals of the trucking industry. On the downside, a smaller-than-index stake in conglomerate General Electric detracted when the stock turned in solid results. Underweighting strong-performing Verizon Communications also hurt.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Puritan	.61%
Actual		$ 1,000.00	$ 993.30	$ 3.06
HypotheticalA		$ 1,000.00	$ 1,022.13	$ 3.11
Class K	.48%
Actual		$ 1,000.00	$ 993.30	$ 2.41
HypotheticalA		$ 1,000.00	$ 1,022.79	$ 2.45

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Top Five Stocks as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.4	1.6
Chevron Corp.	1.8	1.1
General Electric Co.	1.6	0.3
Exxon Mobil Corp.	1.4	0.9
JPMorgan Chase & Co.	1.4	1.5
	8.6
Top Five Bond Issuers as of August 31, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	11.9	5.4
Fannie Mae	7.4	6.2
Ginnie Mae	1.4	1.6
Freddie Mac	1.2	1.4
Citigroup, Inc.	0.5	0.4
	22.4
Top Five Market Sectors as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	14.1	14.6
Information Technology	13.1	13.1
Consumer Discretionary	8.8	10.7
Energy	8.2	8.1
Industrials	8.2	6.8
Asset Allocation (% of fund's net assets)
As of August 31, 2010*	As of February 28, 2010**
Stocks 57.7%	Stocks 59.7%
Bonds 39.8%	Bonds 38.8%
Convertible Securities 0.5%	Convertible Securities 0.6%
Other Investments 1.4%	Other Investments 1.5%
Short-Term Investments and Net Other Assets 0.6%	Short-Term Investments and Net Other Assets (0.6)%†

* Foreign investments	7.5%	** Foreign investments	5.7%
† Short-term Investments and Net Other Assets are not included in the pie chart.
Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Annual Report

Investments August 31, 2010

Showing Percentage of Net Assets

Common Stocks - 57.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.0%
Auto Components - 0.0%
TRW Automotive Holdings Corp. (a)	170,100	$ 5,913
Automobiles - 0.3%
Bayerische Motoren Werke AG (BMW)	952,179	50,283
Hotels, Restaurants & Leisure - 0.6%
Starwood Hotels & Resorts Worldwide, Inc.	870,900	40,697
Vail Resorts, Inc. (a)(g)	861,827	28,466
WMS Industries, Inc. (a)	218,400	7,718
Wyndham Worldwide Corp.	1,365,000	31,654
		108,535
Household Durables - 0.8%
Lennar Corp. Class A	1,800,200	23,709
PulteGroup, Inc. (a)	4,436,700	35,627
Stanley Black & Decker, Inc.	1,387,520	74,427
		133,763
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	707,300	88,292
Media - 2.4%
Comcast Corp. Class A (special) (non-vtg.)	5,026,400	80,774
DIRECTV (a)	1,842,500	69,868
DreamWorks Animation SKG, Inc. Class A (a)	736,443	21,821
HMH Holdings, Inc. (a)(q)	324,876	1,868
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	895,600	4,559
RDA Holding Co. (a)	431,528	8,199
RDA Holding Co. warrants 2/19/14 (a)(q)	30,365	0*
The Walt Disney Co.	3,859,690	125,787
Vertis Holdings, Inc. (a)	30,518	0
Virgin Media, Inc.	4,561,400	94,923
		407,799
Specialty Retail - 0.6%
Guess?, Inc.	332,900	10,756
J. Crew Group, Inc. (a)	370,537	11,298
Lumber Liquidators Holdings, Inc. (a)	350,000	7,011
RadioShack Corp. (g)	2,498,500	46,172
TJX Companies, Inc.	770,400	30,577
		105,814
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.8%
Phillips-Van Heusen Corp.	650,000	$ 29,692
Polo Ralph Lauren Corp. Class A	1,524,300	115,450
		145,142
TOTAL CONSUMER DISCRETIONARY		1,045,541
CONSUMER STAPLES - 5.3%
Beverages - 1.9%
Coca-Cola Enterprises, Inc.	1,195,900	34,035
Constellation Brands, Inc. Class A (sub. vtg.) (a)	48,500	808
Dr Pepper Snapple Group, Inc.	3,073,875	113,180
The Coca-Cola Co.	3,365,700	188,210
		336,233
Food & Staples Retailing - 0.3%
CVS Caremark Corp.	827,600	22,345
Wal-Mart Stores, Inc.	714,300	35,815
		58,160
Food Products - 0.8%
Archer Daniels Midland Co.	1,804,500	55,543
Nestle SA	1,310,376	67,894
Tyson Foods, Inc. Class A	1,087,900	17,820
		141,257
Household Products - 0.7%
Energizer Holdings, Inc. (a)	245,000	15,447
Kimberly-Clark Corp.	308,600	19,874
Procter & Gamble Co.	1,287,722	76,838
		112,159
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	775,200	43,465
Inter Parfums, Inc.	950,000	15,599
		59,064
Tobacco - 1.2%
Philip Morris International, Inc.	4,165,340	214,265
TOTAL CONSUMER STAPLES		921,138
ENERGY - 6.4%
Energy Equipment & Services - 1.4%
Cameron International Corp. (a)	930,600	34,227
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co.	2,040,700	$ 57,568
Schlumberger Ltd.	2,237,300	119,315
Transocean Ltd. (a)	518,100	26,371
		237,481
Oil, Gas & Consumable Fuels - 5.0%
Anadarko Petroleum Corp.	409,500	18,833
Apache Corp.	640,800	57,576
Atlas Energy, Inc. (a)	614,600	16,717
Chesapeake Energy Corp.	86,617	1,791
Chevron Corp.	4,133,500	306,540
Exxon Mobil Corp.	4,174,517	246,964
LINN Energy LLC	225,300	6,426
Marathon Oil Corp.	2,870,000	87,506
Massey Energy Co.	251,800	7,239
Occidental Petroleum Corp.	1,254,258	91,661
Southwestern Energy Co. (a)	1,128,400	36,921
		878,174
TOTAL ENERGY		1,115,655
FINANCIALS - 8.9%
Capital Markets - 0.7%
Evercore Partners, Inc. Class A	740,400	18,132
KKR & Co. LP	488,800	4,898
Morgan Stanley	4,256,400	105,091
		128,121
Commercial Banks - 3.0%
Comerica, Inc.	1,000,000	34,410
Huntington Bancshares, Inc.	3,825,900	20,239
M&T Bank Corp.	312,700	26,780
PNC Financial Services Group, Inc.	1,128,600	57,513
Regions Financial Corp.	4,695,300	30,191
Southwest Bancorp, Inc., Oklahoma	874,169	10,411
SunTrust Banks, Inc.	2,139,200	48,111
U.S. Bancorp, Delaware	4,074,200	84,743
Wells Fargo & Co.	8,262,140	194,573
Zions Bancorporation	570,000	10,505
		517,476
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.9%
American Express Co.	2,572,500	$ 102,566
Capital One Financial Corp.	1,422,200	53,844
		156,410
Diversified Financial Services - 3.3%
Bank of America Corp.	4,355,432	54,225
Citigroup, Inc. (a)	54,692,100	203,455
JPMorgan Chase & Co.	6,524,523	237,232
Moody's Corp.	2,512,800	53,121
NBH Holdings Corp. Class A (a)(i)	710,000	13,845
		561,878
Insurance - 0.8%
AFLAC, Inc.	790,500	37,351
Assured Guaranty Ltd.	476,300	7,359
Lincoln National Corp.	1,336,500	31,221
MetLife, Inc.	1,442,600	54,242
		130,173
Real Estate Investment Trusts - 0.2%
Franklin Street Properties Corp.	2,824,500	33,131
Thrifts & Mortgage Finance - 0.0%
The PMI Group, Inc. (a)	2,103,300	6,478
TOTAL FINANCIALS		1,533,667
HEALTH CARE - 6.9%
Biotechnology - 1.8%
Acorda Therapeutics, Inc. (a)	403,500	12,153
Amgen, Inc. (a)	1,319,100	67,327
BioMarin Pharmaceutical, Inc. (a)	1,600,500	32,474
Cephalon, Inc. (a)	596,312	33,757
Gilead Sciences, Inc. (a)	900,400	28,687
Neurocrine Biosciences, Inc. (a)	2,336,518	12,570
PDL BioPharma, Inc.	3,215,400	18,199
Talecris Biotherapeutics Holdings Corp.	2,354,000	51,647
United Therapeutics Corp. (a)	753,300	34,818
Vertex Pharmaceuticals, Inc. (a)	615,100	20,507
		312,139
Health Care Equipment & Supplies - 0.5%
Abiomed, Inc. (a)	1,000,000	9,050
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
American Medical Systems Holdings, Inc. (a)	1,263,000	$ 23,012
William Demant Holding AS (a)	734,500	49,845
		81,907
Health Care Providers & Services - 1.0%
CIGNA Corp.	2,212,900	71,300
McKesson Corp.	745,500	43,276
Medco Health Solutions, Inc. (a)	1,240,100	53,920
		168,496
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	1,741,950	74,712
PerkinElmer, Inc.	492,500	10,347
		85,059
Pharmaceuticals - 3.1%
Allergan, Inc.	829,800	50,966
Ardea Biosciences, Inc. (a)	271,200	5,462
Auxilium Pharmaceuticals, Inc. (a)(g)	944,100	24,462
BMP Sunstone Corp. warrants 8/19/12 (a)(q)	59,000	27
Elan Corp. PLC sponsored ADR (a)	1,639,548	7,181
Johnson & Johnson	515,500	29,394
Merck & Co., Inc.	5,822,840	204,731
Novartis AG sponsored ADR (g)	1,424,200	74,756
Perrigo Co.	638,100	36,365
Shire PLC sponsored ADR	356,000	23,033
Valeant Pharmaceuticals International (a)	1,092,600	63,032
Watson Pharmaceuticals, Inc. (a)	644,600	27,763
		547,172
TOTAL HEALTH CARE		1,194,773
INDUSTRIALS - 7.2%
Aerospace & Defense - 1.6%
Goodrich Corp.	765,400	52,415
Precision Castparts Corp.	481,700	54,519
United Technologies Corp.	2,559,300	166,892
		273,826
Air Freight & Logistics - 0.2%
Atlas Air Worldwide Holdings, Inc. (a)	653,500	28,323
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - 0.3%
Delta Air Lines, Inc. (a)	469,206	$ 4,908
Southwest Airlines Co.	4,533,000	50,090
		54,998
Building Products - 0.0%
Masonite Worldwide Holdings (a)	5,358	204
Masonite Worldwide Holdings:
warrants 5/20/14 (a)	25,981	78
warrants 5/20/16 (a)	19,485	58
Nortek, Inc. (a)	7,610	316
		656
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc. (a)	464,800	16,119
Electrical Equipment - 0.4%
Acuity Brands, Inc.	335,500	12,997
AMETEK, Inc.	526,400	22,630
Regal-Beloit Corp.	516,000	28,545
		64,172
Industrial Conglomerates - 1.9%
3M Co.	376,100	29,543
General Electric Co.	19,234,500	278,516
Textron, Inc.	1,603,200	27,367
		335,426
Machinery - 1.7%
Bucyrus International, Inc. Class A	367,300	21,116
CareView Communications, Inc. (a)(h)	10,175,300	16,382
Caterpillar, Inc.	1,003,300	65,375
Cummins, Inc.	1,414,500	105,253
Danaher Corp.	1,554,400	56,471
MAN SE	360,530	31,023
		295,620
Professional Services - 0.1%
Robert Half International, Inc.	1,226,600	26,470
Road & Rail - 0.9%
CSX Corp.	1,615,600	80,602
Union Pacific Corp.	938,056	68,422
		149,024
TOTAL INDUSTRIALS		1,244,634
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 12.2%
Communications Equipment - 1.2%
Acme Packet, Inc. (a)	218,100	$ 7,328
Adtran, Inc.	584,100	18,358
Cisco Systems, Inc. (a)	937,600	18,799
Juniper Networks, Inc. (a)	783,400	21,308
Motorola, Inc. (a)	6,649,500	50,071
QUALCOMM, Inc.	2,522,100	96,622
		212,486
Computers & Peripherals - 3.7%
Apple, Inc. (a)	1,687,400	410,663
Hewlett-Packard Co.	5,351,802	205,937
NetApp, Inc. (a)	474,000	19,169
		635,769
Electronic Equipment & Components - 1.3%
Agilent Technologies, Inc. (a)	2,163,800	58,358
Amphenol Corp. Class A	1,044,400	42,528
Arrow Electronics, Inc. (a)	540,100	12,357
Avnet, Inc. (a)	1,254,900	28,737
E Ink Holdings, Inc. GDR (a)(i)	140,100	2,075
Flextronics International Ltd. (a)	2,979,500	14,689
Ingram Micro, Inc. Class A (a)	1,195,800	18,009
Tyco Electronics Ltd.	2,206,356	54,100
		230,853
Internet Software & Services - 1.5%
Akamai Technologies, Inc. (a)	478,300	22,035
eBay, Inc. (a)	3,177,300	73,840
Google, Inc. Class A (a)	353,700	159,172
Sina Corp. (a)	56,800	2,432
		257,479
IT Services - 1.5%
Accenture PLC Class A	1,020,000	37,332
Cognizant Technology Solutions Corp. Class A (a)	2,097,000	120,798
iGate Corp.	705,700	11,072
Unisys Corp. (a)	761,600	17,029
Visa, Inc. Class A	979,400	67,559
		253,790
Office Electronics - 0.2%
Xerox Corp.	4,059,900	34,266
Semiconductors & Semiconductor Equipment - 0.7%
ASML Holding NV	323,300	7,995
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Avago Technologies Ltd.	1,792,000	$ 36,109
Linear Technology Corp.	800,800	22,943
PMC-Sierra, Inc. (a)	1,372,700	9,499
Skyworks Solutions, Inc. (a)	449,800	8,033
Spansion, Inc. Class A (a)	40,029	590
Xilinx, Inc.	1,747,000	42,190
		127,359
Software - 2.1%
CA, Inc.	1,887,100	33,987
Check Point Software Technologies Ltd. (a)	1,149,100	40,092
CommVault Systems, Inc. (a)	442,300	10,858
Fortinet, Inc. (g)	1,417,553	28,904
Intuit, Inc. (a)	516,200	22,093
Microsoft Corp.	3,825,313	89,818
Novell, Inc. (a)	4,145,900	23,300
Oracle Corp.	2,052,700	44,913
Symantec Corp. (a)	1,191,400	16,239
Taleo Corp. Class A (a)	1,066,800	27,342
VMware, Inc. Class A (a)	399,400	31,381
		368,927
TOTAL INFORMATION TECHNOLOGY		2,120,929
MATERIALS - 2.6%
Chemicals - 1.2%
CF Industries Holdings, Inc.	483,300	44,705
FMC Corp.	602,600	37,530
Georgia Gulf Corp. (a)	403,830	5,250
LyondellBasell Industries NV:
Class A (a)	1,192,617	24,449
Class B (a)	1,229,479	25,192
Monsanto Co.	867,900	45,695
Solutia, Inc. (a)	1,957,200	26,500
		209,321
Containers & Packaging - 0.1%
Owens-Illinois, Inc. (a)	702,000	17,592
Metals & Mining - 1.3%
AngloGold Ashanti Ltd. sponsored ADR	1,557,000	65,846
Freeport-McMoRan Copper & Gold, Inc.	370,000	26,633
Goldcorp, Inc.	871,600	38,665
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Newcrest Mining Ltd.	2,621,180	$ 86,899
		218,043
TOTAL MATERIALS		444,956
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	3,047,200	82,366
Frontier Communications Corp.	22	0*
Qwest Communications International, Inc.	7,666,800	43,317
Verizon Communications, Inc.	95	3
		125,686
Wireless Telecommunication Services - 0.6%
Crown Castle International Corp. (a)	368,000	15,132
SOFTBANK CORP.	1,407,000	40,375
Sprint Nextel Corp. (a)	12,106,900	49,396
		104,903
TOTAL TELECOMMUNICATION SERVICES		230,589
UTILITIES - 0.5%
Electric Utilities - 0.1%
FirstEnergy Corp.	708,200	25,871
Gas Utilities - 0.1%
Energen Corp.	378,600	16,159
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc. (a)	480,500	9,764
Multi-Utilities - 0.2%
DTE Energy Co.	740,900	34,711
TOTAL UTILITIES		86,505
TOTAL COMMON STOCKS (Cost $9,382,455)		9,938,387
Preferred Stocks - 0.6%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apache Corp. 6.00% (a)	120,800	$ 6,527
Chesapeake Energy Corp. 4.50%	56,300	4,610
El Paso Corp. 4.99% (i)	6,100	6,405
		17,542
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Citigroup, Inc. 7.50%	59,300	6,787
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
wetpaint.com, Inc. Series C (a)(q)	497,017	994
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	126,300	5,934
TOTAL CONVERTIBLE PREFERRED STOCKS		31,257
Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Volkswagen AG	573,000	57,032
Media - 0.0%
Muzak Holdings LLC 10.00% pay-in-kind (a)	210,761	171
TOTAL CONSUMER DISCRETIONARY		57,203
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
GMAC, Inc. 7.00% (i)	11,951	9,800
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00% (a)	187	0*
TOTAL NONCONVERTIBLE PREFERRED STOCKS		67,003
TOTAL PREFERRED STOCKS (Cost $94,449)		98,260
Corporate Bonds - 12.0%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	$ 506	$ 356
3.5% 1/15/31 (i)	3,742	2,633
		2,989
Specialty Retail - 0.1%
United Auto Group, Inc. 3.5% 4/1/26	8,280	8,270
Textiles, Apparel & Luxury Goods - 0.0%
Iconix Brand Group, Inc. 1.875% 6/30/12	8,200	7,831
TOTAL CONSUMER DISCRETIONARY		19,090
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Smithfield Foods, Inc. 4% 6/30/13	5,040	5,153
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alpha Natural Resources, Inc. 2.375% 4/15/15	1,350	1,439
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
United Rentals, Inc. 4% 11/15/15	4,100	5,051
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices, Inc. 6% 5/1/15 (i)	2,860	2,799
MATERIALS - 0.1%
Construction Materials - 0.0%
Headwaters, Inc. 2.5% 2/1/14	4,920	3,807
Containers & Packaging - 0.1%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (i)	7,600	7,212
TOTAL MATERIALS		11,019
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Qwest Communications International, Inc. 3.5% 11/15/25	$ 9,500	$ 11,157
TOTAL CONVERTIBLE BONDS		55,708
Nonconvertible Bonds - 11.7%
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	3,297	3,450
5.875% 3/15/11	1,224	1,257
Tenneco, Inc. 8.625% 11/15/14	9,810	10,031
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (i)	4,035	3,874
TRW Automotive, Inc.:
7% 3/15/14 (i)	3,335	3,435
7.25% 3/15/17 (i)	4,795	4,903
		26,950
Automobiles - 0.0%
Ford Motor Co.:
6.375% 2/1/29	2,190	1,916
6.625% 10/1/28	2,355	2,120
7.45% 7/16/31	665	648
		4,684
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 10.125% 10/15/13	1,615	1,655
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (i)(n)	13,000	13,520
		15,175
Hotels, Restaurants & Leisure - 0.3%
American Casino & Entertainment Properties LLC 11% 6/15/14	3,090	3,020
Chukchansi Economic Development Authority:
4.1226% 11/15/12 (i)(n)	1,140	650
8% 11/15/13 (i)	1,890	1,096
Harrah's Escrow Corp. 12.75% 4/15/18 (i)	3,820	3,476
Landry's Restaurants, Inc. 11.625% 12/1/15	760	798
MCE Finance Ltd. 10.25% 5/15/18 (i)	4,620	4,955
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.:
5.875% 2/27/14	$ 2,928	$ 2,313
6.625% 7/15/15	3,260	2,575
6.75% 4/1/13	80	70
7.5% 6/1/16	5,325	4,193
7.625% 1/15/17	530	416
9% 3/15/20 (i)	1,770	1,836
11.125% 11/15/17	5,175	5,770
13% 11/15/13	10,000	11,550
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (i)	1,080	1,053
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (i)	2,270	1,703
Station Casinos, Inc.:
6% 4/1/12 (e)	7,405	19
7.75% 8/15/16 (e)	1,735	4
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (i)	1,461	796
		46,293
Household Durables - 0.0%
Fortune Brands, Inc.:
5.375% 1/15/16	7,225	7,875
5.875% 1/15/36	1,512	1,533
		9,408
Media - 1.1%
CanWest Media, Inc. 8% 9/15/12 (e)	4,456	4,451
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (i)(n)	5,995	6,415
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	11,727	13,867
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (i)(n)	520	547
Clear Channel Communications, Inc.:
4.4% 5/15/11	4,675	4,441
5% 3/15/12	4,405	4,031
6.25% 3/15/11	2,510	2,454
11% 8/1/16 pay-in-kind (n)	15,712	11,627
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Clear Channel Worldwide Holdings, Inc.:
9.25% 12/15/17	$ 780	$ 809
9.25% 12/15/17	3,120	3,272
Comcast Cable Communications, Inc. 6.75% 1/30/11	301	308
Comcast Corp.:
4.95% 6/15/16	1,107	1,224
5.5% 3/15/11	225	231
5.7% 5/15/18	9,509	10,831
6.4% 3/1/40	2,111	2,412
6.45% 3/15/37	1,033	1,178
COX Communications, Inc. 4.625% 6/1/13	2,632	2,830
Discovery Communications LLC:
3.7% 6/1/15	3,191	3,357
6.35% 6/1/40	3,224	3,654
EchoStar Communications Corp.:
6.625% 10/1/14	3,000	3,060
7.125% 2/1/16	5,000	5,113
7.75% 5/31/15	3,705	3,862
Entravision Communication Corp. 8.75% 8/1/17 (i)	1,625	1,625
Gray Television, Inc. 10.5% 6/29/15	990	953
Kabel Deutschland GmbH 10.625% 7/1/14	4,730	4,913
Lamar Media Corp. 7.875% 4/15/18 (i)	1,400	1,433
LBI Media, Inc. 8.5% 8/1/17 (i)	6,320	5,404
Liberty Media Corp. 8.25% 2/1/30	3,280	3,116
NBC Universal, Inc.:
3.65% 4/30/15 (i)	3,687	3,867
5.15% 4/30/20 (i)	4,917	5,297
6.4% 4/30/40 (i)	4,249	4,771
News America Holdings, Inc. 7.75% 12/1/45	6,290	8,201
Nexstar Broadcasting, Inc.:
0.5% 1/15/14 pay-in-kind (i)(n)	6,008	5,523
7% 1/15/14	1,977	1,937
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	4,033	3,998
Nielsen Finance LLC/Nielsen Finance Co.:
10% 8/1/14	5,095	5,312
11.5% 5/1/16	3,000	3,375
11.625% 2/1/14	1,800	2,025
Radio One, Inc. 8.875% 7/1/11	4,005	3,539
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Rainbow National Services LLC 10.375% 9/1/14 (i)	$ 7,775	$ 8,008
The Reader's Digest Association, Inc. 9.5% 2/15/17 (i)(n)	6,770	6,736
Time Warner Cable, Inc.:
5.4% 7/2/12	1,440	1,545
6.2% 7/1/13	1,369	1,542
6.75% 7/1/18	691	825
Time Warner, Inc.:
5.875% 11/15/16	2,609	3,029
6.2% 3/15/40	2,618	2,886
6.5% 11/15/36	2,633	2,978
TL Acquisitions, Inc. 10.5% 1/15/15 (i)	5,860	5,567
Vertis, Inc. 13.5% 4/1/14 pay-in-kind (e)	693	265
Videotron Ltd. 9.125% 4/15/18	5,565	6,135
		194,779
Multiline Retail - 0.0%
Target Corp. 3.875% 7/15/20	3,738	3,921
Specialty Retail - 0.2%
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14	5,220	5,403
Claire's Stores, Inc. 9.25% 6/1/15	780	679
General Nutrition Centers, Inc. 4.8934% 3/15/14 pay-in-kind (n)	1,330	1,272
Michaels Stores, Inc. 10% 11/1/14	6,705	6,990
Sonic Automotive, Inc.:
8.625% 8/15/13	1,511	1,530
9% 3/15/18	1,000	1,013
Toys 'R' US Property Co. I LLC 10.75% 7/15/17	5,165	5,798
Toys 'R' Us, Inc. 7.875% 4/15/13	4,995	5,145
		27,830
TOTAL CONSUMER DISCRETIONARY		329,040
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 11/15/14 (i)	4,022	4,507
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Beverages - continued
Diageo Capital PLC 5.2% 1/30/13	$ 3,201	$ 3,494
FBG Finance Ltd. 5.125% 6/15/15 (i)	1,730	1,910
		9,911
Food & Staples Retailing - 0.1%
CVS Caremark Corp.:
6.036% 12/10/28	653	688
6.302% 6/1/37 (n)	2,791	2,561
Rite Aid Corp.:
7.5% 3/1/17	13,280	11,952
10.375% 7/15/16	9,420	9,773
		24,974
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (i)	417	493
Kraft Foods, Inc.:
5.375% 2/10/20	5,528	6,148
5.625% 11/1/11	2,156	2,271
6.5% 8/11/17	4,486	5,356
6.75% 2/19/14	318	369
		14,637
Tobacco - 0.1%
Altria Group, Inc. 9.7% 11/10/18	13,393	17,726
Reynolds American, Inc.:
6.75% 6/15/17	1,756	1,970
7.25% 6/15/37	6,525	6,951
		26,647
TOTAL CONSUMER STAPLES		76,169
ENERGY - 1.3%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 5.35% 3/15/20 (i)	4,910	5,300
Hercules Offshore, Inc. 10.5% 10/15/17 (i)	3,140	2,857
Pride International, Inc. 6.875% 8/15/20	1,355	1,419
Weatherford International Ltd.:
4.95% 10/15/13	1,026	1,110
5.15% 3/15/13	1,341	1,436
		12,122
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - 1.2%
Anadarko Petroleum Corp.:
6.375% 9/15/17	$ 4,295	$ 4,250
6.95% 6/15/19	2,055	2,072
8.7% 3/15/19	4,090	4,501
Antero Resources Finance Corp. 9.375% 12/1/17	4,470	4,604
Apache Corp. 5.1% 9/1/40	4,384	4,535
Arch Coal, Inc. 7.25% 10/1/20	720	725
ATP Oil & Gas Corp. 11.875% 5/1/15 (i)	9,495	7,643
BW Group Ltd. 6.625% 6/28/17 (i)	1,742	1,714
Cenovus Energy, Inc. 6.75% 11/15/39	2,008	2,467
Chesapeake Energy Corp. 6.5% 8/15/17	14,280	14,459
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (i)	5,990	5,975
ConocoPhillips 5.75% 2/1/19	7,588	9,067
Denbury Resources, Inc. 8.25% 2/15/20	1,973	2,121
Drummond Co., Inc.:
7.375% 2/15/16	5,000	5,050
9% 10/15/14 (i)	1,155	1,210
Duke Capital LLC 6.25% 2/15/13	589	642
Duke Energy Field Services:
5.375% 10/15/15 (i)	720	799
6.45% 11/3/36 (i)	3,753	4,174
6.875% 2/1/11	1,363	1,395
El Paso Natural Gas Co. 5.95% 4/15/17	551	609
EnCana Holdings Finance Corp. 5.8% 5/1/14	1,702	1,930
Enterprise Products Operating LP:
5.6% 10/15/14	1,152	1,287
5.65% 4/1/13	410	447
Gulf South Pipeline Co. LP 5.75% 8/15/12 (i)	2,276	2,431
Kinder Morgan Energy Partners LP 6.55% 9/15/40	1,499	1,677
LINN Energy LLC 8.625% 4/15/20 (i)	2,840	2,996
Lukoil International Finance BV 6.656% 6/7/22 (i)	720	729
Motiva Enterprises LLC:
5.75% 1/15/20 (i)	1,746	2,009
6.85% 1/15/40 (i)	6,648	8,266
Nakilat, Inc. 6.067% 12/31/33 (i)	4,083	4,492
Nexen, Inc.:
5.05% 11/20/13	2,265	2,456
5.2% 3/10/15	535	587
5.875% 3/10/35	2,365	2,469
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc.: - continued
6.4% 5/15/37	$ 4,230	$ 4,649
NGPL PipeCo LLC 6.514% 12/15/12 (i)	2,099	2,205
OPTI Canada, Inc.:
7.875% 12/15/14	3,160	2,433
8.25% 12/15/14	5,470	4,212
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	2,100	2,251
6.875% 1/20/40	6,871	7,541
7.875% 3/15/19	5,157	6,304
Petrohawk Energy Corp. 7.25% 8/15/18 (i)	3,220	3,212
Petroleum Development Corp. 12% 2/15/18	4,240	4,558
Plains All American Pipeline LP 7.75% 10/15/12	1,389	1,550
Plains All American Pipeline LP/PAA Finance Corp. 6.125% 1/15/17	1,880	2,097
Plains Exploration & Production Co. 7.625% 6/1/18	495	502
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (i)	1,408	1,570
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (i)	2,588	2,725
5.5% 9/30/14 (i)	3,617	3,997
5.832% 9/30/16 (i)	791	873
6.332% 9/30/27 (i)	5,710	6,648
6.75% 9/30/19 (i)	2,367	2,824
Rockies Express Pipeline LLC 6.25% 7/15/13 (i)	1,603	1,746
Ship Finance International Ltd. 8.5% 12/15/13	10,070	10,070
Stone Energy Corp. 6.75% 12/15/14	4,190	3,687
Suncor Energy, Inc.:
6.1% 6/1/18	6,842	7,992
6.85% 6/1/39	6,550	7,955
Talisman Energy, Inc. yankee 6.25% 2/1/38	2,650	2,940
Texas Eastern Transmission LP 6% 9/15/17 (i)	948	1,119
TransCanada PipeLines Ltd.:
3.4% 6/1/15	1,343	1,419
6.35% 5/15/67 (n)	1,397	1,275
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.:
5% 1/31/15	$ 1,031	$ 1,177
5.65% 4/1/16	707	841
		210,160
TOTAL ENERGY		222,282
FINANCIALS - 3.6%
Capital Markets - 0.5%
Bear Stearns Companies, Inc.:
4.5% 10/28/10	1,080	1,087
5.3% 10/30/15	8,189	9,028
6.95% 8/10/12	3,566	3,948
BlackRock, Inc. 6.25% 9/15/17	1,142	1,344
Goldman Sachs Group, Inc.:
3.7% 8/1/15	3,478	3,521
5.95% 1/18/18	2,350	2,545
6.15% 4/1/18	1,161	1,268
6.75% 10/1/37	4,509	4,617
7.5% 2/15/19	5,036	5,877
JPMorgan Chase Capital XX 6.55% 9/29/36	7,545	7,521
Lazard Group LLC:
6.85% 6/15/17	2,275	2,422
7.125% 5/15/15	811	874
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	2,743	2,928
6.4% 8/28/17	2,868	3,093
6.875% 4/25/18	2,917	3,211
Morgan Stanley:
0.8299% 1/9/14 (n)	2,547	2,376
2.8763% 5/14/13 (n)	6,662	6,730
4.75% 4/1/14	468	482
5.45% 1/9/17	140	147
5.95% 12/28/17	324	345
6% 5/13/14	4,650	5,069
7.3% 5/13/19	4,941	5,620
Penson Worldwide, Inc. 12.5% 5/15/17 (i)	1,765	1,761
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
The Bank of New York, Inc.:
4.3% 5/15/14	$ 4,756	$ 5,202
4.95% 11/1/12	2,277	2,465
UBS AG Stamford Branch:
3.875% 1/15/15	8,000	8,266
5.75% 4/25/18	618	694
		92,441
Commercial Banks - 0.7%
Bank of America NA:
5.3% 3/15/17	11,915	12,208
6% 10/15/36	2,235	2,276
BB&T Corp. 6.5% 8/1/11	732	768
CIT Group, Inc.:
7% 5/1/13	1,417	1,403
7% 5/1/14	2,126	2,067
7% 5/1/15	9,486	9,130
7% 5/1/16	3,543	3,379
7% 5/1/17	10,490	9,873
Credit Suisse New York Branch 6% 2/15/18	9,961	10,863
DBS Bank Ltd. (Singapore) 0.5963% 5/16/17 (i)(n)	2,442	2,362
Discover Bank:
7% 4/15/20	2,178	2,330
8.7% 11/18/19	1,651	1,951
Export-Import Bank of Korea:
5.125% 2/14/11	1,720	1,747
5.25% 2/10/14 (i)	333	362
5.5% 10/17/12	1,329	1,416
Fifth Third Bancorp:
4.5% 6/1/18	84	83
8.25% 3/1/38	2,107	2,512
HBOS PLC 6.75% 5/21/18 (i)	408	399
HSBC Holdings PLC:
0.7336% 10/6/16 (n)	868	830
6.5% 9/15/37	8,400	9,706
JPMorgan Chase Bank 6% 10/1/17	1,234	1,392
KeyBank NA:
5.8% 7/1/14	3,132	3,420
7% 2/1/11	662	677
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA, Cleveland 5.45% 3/3/16	$ 1,877	$ 2,005
Korea Development Bank 4.625% 9/16/10	1,080	1,081
Manufacturers & Traders Trust Co. 2.033% 4/1/13 (i)(n)	547	538
Marshall & Ilsley Bank:
4.85% 6/16/15	2,002	1,902
5% 1/17/17	2,412	2,288
5.25% 9/4/12	1,440	1,462
PNC Funding Corp.:
0.615% 1/31/12 (n)	2,185	2,178
3.625% 2/8/15	1,361	1,430
Regions Bank 6.45% 6/26/37	3,796	3,354
Regions Financial Corp.:
5.75% 6/15/15	940	955
7.75% 11/10/14	4,251	4,585
Standard Chartered Bank 6.4% 9/26/17 (i)	669	749
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (i)(n)	846	815
UnionBanCal Corp. 5.25% 12/16/13	390	422
Wachovia Bank NA 4.875% 2/1/15	829	892
Wachovia Corp.:
0.6363% 4/23/12 (n)	320	318
5.625% 10/15/16	2,003	2,210
5.75% 6/15/17	1,728	1,940
Wells Fargo & Co.:
3.625% 4/15/15	5,239	5,483
3.75% 10/1/14	2,366	2,494
		118,255
Consumer Finance - 0.6%
Capital One Bank USA NA 8.8% 7/15/19	1,506	1,909
Discover Financial Services 6.45% 6/12/17	8,700	9,286
Ford Motor Credit Co. LLC:
8% 12/15/16	10,620	11,537
8.125% 1/15/20	5,000	5,472
General Electric Capital Corp.:
3.5% 6/29/15	2,343	2,426
5.625% 9/15/17	17,812	19,675
5.9% 5/13/14	3,867	4,373
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
General Motors Acceptance Corp.:
6.875% 9/15/11	$ 1,360	$ 1,382
6.875% 8/28/12	3,685	3,768
8% 11/1/31	2,055	1,992
GMAC LLC:
6% 12/15/11	880	887
6.625% 5/15/12	1,785	1,812
6.75% 12/1/14	6,105	6,044
6.875% 9/15/11	1,365	1,387
8% 12/31/18	5,795	5,578
8% 11/1/31	13,691	13,417
Household Finance Corp. 6.375% 10/15/11	1,096	1,158
HSBC Finance Corp.:
5.25% 1/14/11	771	783
5.25% 1/15/14	621	665
ORIX Corp. 5.48% 11/22/11	227	237
SLM Corp.:
0.7278% 10/25/11 (n)	5,381	5,118
0.7371% 3/15/11 (n)	66	65
		98,971
Diversified Financial Services - 0.8%
Bank of America Corp. 5.75% 12/1/17	3,225	3,414
BP Capital Markets PLC 3.625% 5/8/14	4,637	4,602
Calpine Construction Finance Co. LP 8% 6/1/16 (i)	6,880	7,190
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18 (i)	1,460	1,504
8.125% 4/30/20 (i)	3,485	3,659
Citigroup, Inc.:
4.75% 5/19/15	6,072	6,255
5.375% 8/9/20	7,000	7,070
5.5% 4/11/13	6,263	6,650
6.125% 5/15/18	9,915	10,705
6.5% 1/18/11	770	786
6.5% 8/19/13	15,826	17,308
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	2,500	2,488
8% 1/15/18	2,500	2,488
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
International Lease Finance Corp.:
5.4% 2/15/12	$ 1,688	$ 1,652
5.625% 9/20/13	150	141
5.65% 6/1/14	4,439	4,117
6.375% 3/25/13	3,313	3,201
6.625% 11/15/13	9,855	9,485
JPMorgan Chase & Co.:
4.65% 6/1/14	6,500	7,074
4.891% 9/1/15 (n)	1,608	1,599
6.3% 4/23/19	2,800	3,220
NSG Holdings II, LLC 7.75% 12/15/25 (i)	6,750	5,974
Offshore Group Investment Ltd. 11.5% 8/1/15 (i)	1,285	1,282
Prime Property Funding, Inc.:
5.125% 6/1/15 (i)	642	627
5.5% 1/15/14 (i)	409	414
5.7% 4/15/17 (i)	999	917
Teachers Insurance & Annuity Association of America 6.85% 12/16/39 (i)	5,559	6,980
TECO Finance, Inc.:
4% 3/15/16	1,242	1,299
5.15% 3/15/20	1,785	1,950
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (i)	3,930	4,274
TransCapitalInvest Ltd. 5.67% 3/5/14 (i)	1,908	2,020
Volkswagen International Finance NV 4% 8/12/20 (i)	2,770	2,868
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (i)(n)	7,581	7,836
ZFS Finance USA Trust II 6.45% 12/15/65 (i)(n)	2,951	2,715
ZFS Finance USA Trust IV 5.875% 5/9/62 (i)(n)	961	860
		144,624
Insurance - 0.4%
American International Group, Inc.:
5.05% 10/1/15	630	617
5.6% 10/18/16	1,125	1,093
5.85% 1/16/18	805	777
8.25% 8/15/18	3,365	3,634
Assurant, Inc. 5.625% 2/15/14	1,126	1,202
Axis Capital Holdings Ltd. 5.75% 12/1/14	329	353
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (i)(n)	$ 878	$ 830
HUB International Holdings, Inc. 9% 12/15/14 (i)	3,710	3,562
Jackson National Life Global Funding 5.375% 5/8/13 (i)	444	482
Liberty Mutual Group, Inc. 6.5% 3/15/35 (i)	350	319
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (i)	4,201	5,982
MetLife, Inc.:
5% 6/15/15	686	752
5.875% 2/6/41	1,540	1,685
6.125% 12/1/11	583	617
6.75% 6/1/16	3,874	4,564
Metropolitan Life Global Funding I:
5.125% 4/10/13 (i)	329	358
5.125% 6/10/14 (i)	3,462	3,836
Monumental Global Funding II 5.65% 7/14/11 (i)	973	999
Monumental Global Funding III 5.5% 4/22/13 (i)	1,297	1,404
New York Life Insurance Co. 6.75% 11/15/39 (i)	2,639	3,373
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (i)	2,640	3,119
Pacific Life Global Funding 5.15% 4/15/13 (i)	1,995	2,146
Pacific Life Insurance Co. 9.25% 6/15/39 (i)	3,373	4,349
Pacific LifeCorp 6% 2/10/20 (i)	3,662	3,960
Prudential Financial, Inc.:
3.875% 1/14/15	2,500	2,605
5.15% 1/15/13	1,277	1,366
5.4% 6/13/35	266	262
5.5% 3/15/16	250	273
5.7% 12/14/36	226	232
6.2% 1/15/15	690	776
7.375% 6/15/19	1,880	2,288
8.875% 6/15/38 (n)	1,751	1,909
Symetra Financial Corp. 6.125% 4/1/16 (i)	3,053	3,149
USI Holdings Corp. 4.2513% 11/15/14 (i)(n)	2,920	2,475
		65,348
Real Estate Investment Trusts - 0.2%
AvalonBay Communities, Inc.:
4.95% 3/15/13	216	229
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
AvalonBay Communities, Inc.: - continued
5.5% 1/15/12	$ 743	$ 784
Camden Property Trust:
5.375% 12/15/13	2,150	2,316
5.875% 11/30/12	395	424
Developers Diversified Realty Corp.:
5.25% 4/15/11	1,903	1,909
5.375% 10/15/12	1,735	1,733
7.5% 4/1/17	2,243	2,258
Duke Realty LP:
4.625% 5/15/13	527	547
5.875% 8/15/12	71	75
Equity One, Inc.:
6% 9/15/17	522	538
6.25% 1/15/17	291	304
Federal Realty Investment Trust:
5.4% 12/1/13	257	279
5.9% 4/1/20	1,213	1,353
6% 7/15/12	1,728	1,854
6.2% 1/15/17	365	412
HRPT Properties Trust:
5.75% 11/1/15	524	555
6.25% 6/15/17	726	762
6.65% 1/15/18	383	411
Omega Healthcare Investors, Inc. 7% 1/15/16	4,090	4,182
Senior Housing Properties Trust 8.625% 1/15/12	5,910	6,206
Washington (REIT) 5.95% 6/15/11	2,173	2,237
		29,368
Real Estate Management & Development - 0.3%
AMB Property LP 5.9% 8/15/13	1,520	1,620
Arden Realty LP 5.2% 9/1/11	789	812
BioMed Realty LP 6.125% 4/15/20 (i)	1,607	1,737
Brandywine Operating Partnership LP:
5.625% 12/15/10	2,456	2,480
5.75% 4/1/12	1,118	1,155
Digital Realty Trust LP 4.5% 7/15/15 (i)	2,465	2,496
Duke Realty LP:
5.4% 8/15/14	405	427
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP: - continued
5.5% 3/1/16	$ 2,930	$ 3,080
5.625% 8/15/11	4,654	4,756
8.25% 8/15/19	1,608	1,891
DuPont Fabros Technology LP 8.5% 12/15/17	2,020	2,136
ERP Operating LP:
4.75% 7/15/20	3,106	3,251
5.5% 10/1/12	261	282
Liberty Property LP:
5.125% 3/2/15	656	693
5.5% 12/15/16	893	962
Mack-Cali Realty LP 7.75% 2/15/11	575	589
Post Apartment Homes LP 6.3% 6/1/13	2,240	2,419
Realogy Corp. 10.5% 4/15/14	9,000	7,380
Regency Centers LP:
4.95% 4/15/14	360	378
5.25% 8/1/15	1,257	1,345
5.875% 6/15/17	622	674
Simon Property Group LP:
4.2% 2/1/15	1,785	1,908
6.75% 5/15/14	4,302	4,980
6.75% 2/1/40	3,214	3,839
Tanger Properties LP:
6.125% 6/1/20	2,005	2,206
6.15% 11/15/15	410	453
Ventas Realty LP 6.5% 6/1/16	660	673
		54,622
Thrifts & Mortgage Finance - 0.1%
Bank of America Corp.:
3.7% 9/1/15	2,815	2,810
5.65% 5/1/18	7,144	7,428
7.375% 5/15/14	26	30
First Niagara Financial Group, Inc. 6.75% 3/19/20	3,490	3,831
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Independence Community Bank Corp.:
2.353% 4/1/14 (n)	$ 2,485	$ 2,391
4.9% 9/23/10	999	1,001
		17,491
TOTAL FINANCIALS		621,120
HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.1%
Biomet, Inc.:
10% 10/15/17	3,820	4,145
11.625% 10/15/17	2,775	3,025
		7,170
Health Care Providers & Services - 0.5%
Apria Healthcare Group, Inc.:
11.25% 11/1/14 (i)	4,330	4,709
12.375% 11/1/14 (i)	3,645	3,991
Coventry Health Care, Inc.:
5.95% 3/15/17	1,030	1,031
6.3% 8/15/14	2,132	2,274
DaVita, Inc. 6.625% 3/15/13	5,601	5,643
Express Scripts, Inc. 6.25% 6/15/14	1,491	1,719
HCA, Inc.:
6.375% 1/15/15	1,325	1,299
7.875% 2/15/20	4,825	5,187
8.5% 4/15/19	4,455	4,867
9.25% 11/15/16	9,940	10,611
9.875% 2/15/17	850	929
Multiplan, Inc. 9.875% 9/1/18 (i)	3,385	3,393
NMH Holdings, Inc. 7.6621% 6/15/14 pay-in-kind (i)(n)	0*	0*
Surgical Care Affiliates LLC 8.875% 7/15/15 pay-in-kind (i)(n)	4,790	4,790
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	1,416	1,469
Tenet Healthcare Corp.:
8.875% 7/1/19	8,855	9,541
9% 5/1/15	1,002	1,067
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Tenet Healthcare Corp.: - continued
9.875% 7/1/14	$ 4,690	$ 4,971
10% 5/1/18	5,002	5,590
United Surgical Partners International, Inc. 8.875% 5/1/17	10,745	10,960
US Oncology Holdings, Inc. 6.6434% 3/15/12 pay-in-kind (n)	2,557	2,298
		86,339
Pharmaceuticals - 0.0%
Novartis Capital Corp. 4.125% 2/10/14	1,727	1,889
Roche Holdings, Inc. 5% 3/1/14 (i)	3,501	3,908
		5,797
TOTAL HEALTH CARE		99,306
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
6.375% 6/1/19 (i)	3,650	4,278
6.4% 12/15/11 (i)	482	510
DRS Technologies, Inc.:
6.625% 2/1/16	3,760	3,850
7.625% 2/1/18	1,830	1,934
		10,572
Air Freight & Logistics - 0.0%
CEVA Group PLC 11.5% 4/1/18 (i)	5,510	5,703
Airlines - 0.2%
Air Canada:
9.25% 8/1/15 (i)	1,950	1,921
12% 2/1/16 (i)	2,470	2,316
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	105	106
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	69	68
9.798% 4/1/21	5,868	5,751
6.648% 3/15/19	1,662	1,684
6.82% 5/1/18	130	130
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc.: - continued
6.9% 7/2/19	$ 482	$ 495
7.339% 4/19/14	1,814	1,787
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	27,035	0
8.3% 12/15/29 (a)	15,711	0
9.5% 9/15/14 (i)	970	1,040
10.375% 2/1/11 (a)	8,640	0
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	199	205
7.57% 11/18/10	6,419	6,483
7.779% 1/2/12	455	455
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,130	1,070
8.36% 7/20/20	778	777
United Air Lines, Inc. 9.875% 8/1/13 (i)	1,110	1,179
		25,467
Building Products - 0.1%
Nortek, Inc. 11% 12/1/13	7,644	8,141
Commercial Services & Supplies - 0.2%
Casella Waste Systems, Inc. 11% 7/15/14	1,015	1,104
Cenveo Corp. 10.5% 8/15/16 (i)	2,590	2,587
International Lease Finance Corp.:
5.875% 5/1/13	895	852
6.75% 9/1/16 (i)	2,415	2,463
7.125% 9/1/18 (i)	7,560	7,711
8.625% 9/15/15 (i)	6,850	6,901
8.75% 3/15/17 (i)	5,045	5,083
8.875% 9/1/17	965	975
United Rentals North America, Inc. 9.25% 12/15/19	3,460	3,676
		31,352
Electrical Equipment - 0.1%
Sensus Metering Systems, Inc. 8.625% 12/15/13	11,608	11,608
Industrial Conglomerates - 0.1%
General Electric Co. 5.25% 12/6/17	17,378	19,498
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Industrial Conglomerates - continued
Sequa Corp.:
11.75% 12/1/15 (i)	$ 2,355	$ 2,437
13.5% 12/1/15 pay-in-kind (i)	774	811
		22,746
Machinery - 0.0%
Accuride Corp. 9.5% 8/1/18 (i)	280	287
ArvinMeritor, Inc. 10.625% 3/15/18	1,080	1,169
Commercial Vehicle Group, Inc. 8% 7/1/13	1,730	1,471
Navistar International Corp. 8.25% 11/1/21	1,735	1,804
		4,731
Marine - 0.0%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (i)	1,420	1,470
9.5% 12/15/14	3,670	3,661
		5,131
Professional Services - 0.0%
FTI Consulting, Inc. 7.625% 6/15/13	920	932
Road & Rail - 0.0%
Western Express, Inc. 12.5% 4/15/15 (i)	1,530	1,480
Trading Companies & Distributors - 0.0%
Aircastle Ltd. 9.75% 8/1/18 (i)	790	800
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (n)	6,686	6,887
		7,687
TOTAL INDUSTRIALS		135,550
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
Avaya, Inc. 10.125% 11/1/15 pay-in-kind (n)	8,898	8,408
Lucent Technologies, Inc. 6.45% 3/15/29	10,065	6,794
		15,202
Electronic Equipment & Components - 0.1%
Reddy Ice Corp. 11.25% 3/15/15	4,645	4,738
Tyco Electronics Group SA:
5.95% 1/15/14	1,738	1,944
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA: - continued
6% 10/1/12	$ 2,284	$ 2,472
6.55% 10/1/17	815	953
		10,107
IT Services - 0.1%
Ceridian Corp. 11.25% 11/15/15	8,850	7,788
First Data Corp. 9.875% 9/24/15	6,135	4,716
SunGard Data Systems, Inc. 4.875% 1/15/14	12,355	11,830
		24,334
Office Electronics - 0.0%
Xerox Corp. 5.5% 5/15/12	944	1,007
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc. 7.75% 8/1/20 (i)	710	705
Freescale Semiconductor, Inc.:
4.4121% 12/15/14 (n)	7,225	6,430
8.875% 12/15/14	5,975	5,527
9.25% 4/15/18 (i)	4,030	4,030
10.125% 12/15/16	7,465	6,159
10.125% 3/15/18 (i)	10,240	10,573
NXP BV/NXP Funding LLC:
3.2759% 10/15/13 (n)	715	667
7.875% 10/15/14	6,000	6,015
9.75% 8/1/18 (i)	1,480	1,517
Spansion LLC 11.25% 1/15/16 (e)(i)	905	830
STATS ChipPAC Ltd. 7.5% 8/12/15 (i)	555	579
Viasystems, Inc. 12% 1/15/15 (i)	2,225	2,420
		45,452
TOTAL INFORMATION TECHNOLOGY		96,102
MATERIALS - 0.5%
Chemicals - 0.2%
Dow Chemical Co. 7.6% 5/15/14	5,979	6,971
Ferro Corp. 7.875% 8/15/18	555	563
Georgia Gulf Corp. 9% 1/15/17 (i)	3,040	3,154
Huntsman International LLC 8.625% 3/15/20 (i)	1,635	1,635
Lubrizol Corp. 8.875% 2/1/19	547	703
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Momentive Performance Materials, Inc.:
9.75% 12/1/14	$ 9,280	$ 9,141
10.125% 12/1/14 pay-in-kind (n)	233	232
NOVA Chemicals Corp. 8.375% 11/1/16	3,550	3,630
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (e)	5,000	4,613
		30,642
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,080	1,187
Headwaters, Inc. 11.375% 11/1/14	585	617
		1,804
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. 8.875% 9/15/14	7,450	7,078
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17 (i)	1,970	2,103
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15	4,000	4,180
Owens-Illinois, Inc. 7.8% 5/15/18	350	373
Pactiv Corp.:
5.875% 7/15/12	1,009	1,070
6.4% 1/15/18	1,030	1,068
		15,872
Metals & Mining - 0.2%
BHP Billiton Financial (USA) Ltd.:
5.125% 3/29/12	1,164	1,236
5.5% 4/1/14	2,149	2,418
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (i)	1,179	1,300
Edgen Murray Corp. 12.25% 1/15/15 (i)	7,385	6,093
FMG Finance Property Ltd. 10.625% 9/1/16 (i)	7,000	8,260
McJunkin Red Man Corp. 9.5% 12/15/16 (i)	4,425	3,916
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	7,256	8,077
6.5% 7/15/18	1,033	1,223
Severstal Columbus LLC 10.25% 2/15/18 (i)	4,670	4,857
United States Steel Corp. 6.65% 6/1/37	3,880	3,414
Vale Overseas Ltd. 6.25% 1/23/17	1,368	1,534
		42,328
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - 0.0%
Verso Paper Holdings LLC/Verso Paper, Inc. 4.2156% 8/1/14 (n)	$ 1,015	$ 837
TOTAL MATERIALS		91,483
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
2.5% 8/15/15	4,100	4,145
6.3% 1/15/38	5,000	5,737
6.8% 5/15/36	8,428	10,157
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,565	1,978
British Telecommunications PLC 9.375% 12/15/10 (f)	1,601	1,637
CenturyTel, Inc. 7.6% 9/15/39	3,686	3,591
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (i)	11,240	11,310
Global Crossing Ltd. 12% 9/15/15	2,015	2,237
Intelsat Bermuda Ltd. 12% 2/4/17 pay-in-kind (n)	4,154	4,277
Intelsat Corp. 9.25% 8/15/14	5,190	5,346
Intelsat Ltd. 11.25% 6/15/16	9,660	10,360
Qwest Communications International, Inc. 7.125% 4/1/18 (i)	3,000	3,098
Qwest Corp. 8.375% 5/1/16	5,765	6,718
Sprint Capital Corp.:
6.875% 11/15/28	20,608	17,208
6.9% 5/1/19	16,095	15,129
8.375% 3/15/12	7,330	7,751
8.75% 3/15/32	570	549
Telecom Italia Capital SA:
4.95% 9/30/14	1,890	1,987
5.25% 10/1/15	2,367	2,520
6.999% 6/4/18	6,391	7,232
7.2% 7/18/36	4,849	5,223
Telefonica Emisiones SAU:
5.877% 7/15/19	4,178	4,740
6.421% 6/20/16	684	789
Verizon Communications, Inc.:
6.1% 4/15/18	1,909	2,250
6.25% 4/1/37	3,729	4,263
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon New England, Inc. 6.5% 9/15/11	$ 525	$ 554
Verizon New York, Inc. 6.875% 4/1/12	1,563	1,689
Wind Acquisition Finance SA 11.75% 7/15/17 (i)	6,720	7,392
		149,867
Wireless Telecommunication Services - 0.4%
Clearwire Escrow Corp. 12% 12/1/15 (i)	4,000	4,025
Crown Castle International Corp. 9% 1/15/15	2,955	3,206
Digicel Group Ltd.:
8.875% 1/15/15 (i)	11,915	11,975
12% 4/1/14 (i)	6,990	7,986
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	4,618	4,989
5.875% 10/1/19	5,712	6,412
6.35% 3/15/40	1,699	1,875
Intelsat Jackson Holdings Ltd.:
8.5% 11/1/19 (i)	2,455	2,602
9.5% 6/15/16	4,745	5,042
11.5% 6/15/16	665	715
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (i)	870	894
8.875% 1/15/15	6,980	7,207
Muzak LLC 15% 7/31/14 pay-in-kind	3,445	2,611
Nextel Communications, Inc.:
5.95% 3/15/14	830	802
6.875% 10/31/13	4,380	4,369
7.375% 8/1/15	11,630	11,514
Vodafone Group PLC:
5% 12/16/13	1,353	1,479
5.5% 6/15/11	1,626	1,685
		79,388
TOTAL TELECOMMUNICATION SERVICES		229,255
UTILITIES - 0.7%
Electric Utilities - 0.4%
AmerenUE 6.4% 6/15/17	1,760	2,063
Cleveland Electric Illuminating Co. 5.65% 12/15/13	2,423	2,645
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Edison Mission Energy:
7% 5/15/17	$ 510	$ 348
7.2% 5/15/19	8,270	5,376
EDP Finance BV:
4.9% 10/1/19 (i)	1,300	1,203
6% 2/2/18 (i)	2,160	2,163
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,266	1,350
6.05% 8/15/21	1,846	1,956
Illinois Power Co. 6.125% 11/15/17	243	280
Intergen NV 9% 6/30/17 (i)	7,015	7,208
IPALCO Enterprises, Inc. 7.25% 4/1/16 (i)	3,670	3,835
Mirant Americas Generation LLC 8.3% 5/1/11	6,000	6,150
Nevada Power Co. 6.5% 5/15/18	5,100	6,115
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16 (i)	3,645	3,937
Oncor Electric Delivery Co. 6.375% 5/1/12	1,609	1,735
Pennsylvania Electric Co. 6.05% 9/1/17	450	509
PPL Capital Funding, Inc. 6.7% 3/30/67 (n)	2,416	2,265
Progress Energy, Inc.:
6% 12/1/39	3,060	3,504
7.1% 3/1/11	1,994	2,056
Tampa Electric Co. 6.15% 5/15/37	3,871	4,475
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Series A, 10.25% 11/1/15	5,105	3,242
11.25% 11/1/16 pay-in-kind (n)	6,679	3,617
		66,032
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (i)	260	286
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,827	1,855
		2,141
Independent Power Producers & Energy Traders - 0.1%
AES Corp.:
7.75% 10/15/15	4,660	4,881
9.75% 4/15/16	2,000	2,230
Duke Capital LLC 5.668% 8/15/14	1,211	1,349
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Energy Future Holdings Corp.:
10% 1/15/20 (i)	$ 7,720	$ 7,402
10.875% 11/1/17	561	334
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10% 12/1/20	1,464	1,404
Enron Corp.:
6.4% 7/15/06 (e)	3,600	0
6.625% 11/15/05 (e)	2,155	0
6.75% 9/1/04 (e)	1,425	0
9.125% 4/1/03 (e)	4,315	0
Exelon Generation Co. LLC 5.35% 1/15/14	900	990
RRI Energy, Inc. 6.75% 12/15/14	7,026	7,096
		25,686
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	1,866	2,132
Dominion Resources, Inc.:
4.75% 12/15/10	2,316	2,344
6.3% 9/30/66 (n)	12,373	11,631
DTE Energy Co. 7.05% 6/1/11	580	606
KeySpan Corp. 7.625% 11/15/10	291	295
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	1,064	1,232
5.875% 10/1/12	1,721	1,873
6.5% 9/15/37	1,418	1,725
National Grid PLC 6.3% 8/1/16	465	545
NiSource Finance Corp.:
5.25% 9/15/17	497	538
5.4% 7/15/14	794	868
5.45% 9/15/20	598	641
6.4% 3/15/18	782	898
6.8% 1/15/19	2,710	3,195
7.875% 11/15/10	602	610
San Diego Gas & Electric Co. 4.5% 8/15/40	3,592	3,636
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Wisconsin Energy Corp. 6.25% 5/15/67 (n)	$ 3,636	$ 3,436
WPS Resources Corp. 6.11% 12/1/66 (n)	520	471
		36,676
TOTAL UTILITIES		130,535
TOTAL NONCONVERTIBLE BONDS		2,030,842
TOTAL CORPORATE BONDS (Cost $1,899,646)		2,086,550
U.S. Government and Government Agency Obligations - 11.6%

U.S. Treasury Inflation Protected Obligations - 0.9%
U.S. Treasury Inflation-Indexed Notes:
2.125% 2/15/40	96,814	109,260
2.375% 1/15/27	48,639	56,024
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		165,284
U.S. Treasury Obligations - 10.7%
U.S. Treasury Bonds:
4.375% 11/15/39	40,590	46,856
4.375% 5/15/40	139,726	161,493
U.S. Treasury Notes:
1.75% 4/15/13 (l)	688,680	708,678
1.75% 3/31/14	200,000	206,047
1.75% 7/31/15 (g)	289,000	295,075
1.875% 4/30/14 (l)	88,380	91,411
1.875% 6/30/15	330,000	339,075
TOTAL U.S. TREASURY OBLIGATIONS		1,848,635
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,926,691)		2,013,919
U.S. Government Agency - Mortgage Securities - 3.6%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 3.0%
2.593% 6/1/36 (n)	$ 201	$ 210
3.5% 9/1/25 (j)(k)	1,000	1,037
3.5% 9/1/25 (j)(k)	1,000	1,037
3.5% 9/1/25 (j)	17,000	17,625
3.5% 10/1/25 (j)	1,000	1,033
3.5% 10/1/25 (j)	1,000	1,033
4% 4/1/24 to 8/1/39	4,544	4,753
4% 9/1/25 (j)	6,000	6,301
4% 9/1/25 (j)	6,000	6,301
4.248% 7/1/37 (n)	622	655
4.5% 6/1/25 to 8/1/40	31,515	33,172
4.5% 9/1/25 (j)	2,000	2,116
4.5% 9/1/40 (j)	42,400	44,530
4.5% 9/1/40 (j)	17,000	17,854
5% 9/1/25 (j)	19,000	20,204
5% 12/1/25 to 5/1/40	13,974	14,958
5% 8/1/40 (j)(k)	18,000	19,146
5% 8/1/40 (j)(k)	16,000	17,019
5% 9/1/40 (j)(k)	36,000	38,230
5% 9/1/40 (j)	1,000	1,062
5% 9/1/40 (j)	48,000	50,974
5.5% 5/1/33 to 3/1/40	28,146	30,381
5.5% 3/1/40	542	581
5.5% 3/1/40	527	565
5.5% 9/1/40 (j)(k)	101,000	107,983
6% 2/1/23 to 9/1/39 (j)	13,914	15,103
6% 9/1/40 (j)	1,000	1,077
6% 9/1/40 (j)(k)	28,000	30,148
6.5% 8/1/36	3,976	4,402
6.5% 9/1/40 (j)(k)	26,000	28,303
TOTAL FANNIE MAE		517,793
Freddie Mac - 0.3%
4.5% 4/1/40	974	1,032
5% 3/1/19 to 6/1/40 (k)	26,247	28,093
5.416% 10/1/35 (n)	263	278
6% 7/1/37	77	83
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6% 9/1/40 (j)	$ 5,400	$ 5,804
6.5% 11/1/34 to 3/1/36	11,631	12,865
TOTAL FREDDIE MAC		48,155
Ginnie Mae - 0.3%
4% 9/1/40 (j)	4,500	4,684
4% 9/1/40 (j)	5,500	5,730
4% 9/1/40 (j)	1,000	1,042
4% 9/1/40 (j)	500	521
4.5% 2/15/39 to 5/15/40	5,421	5,769
4.5% 9/1/40 (j)	6,000	6,364
4.5% 9/1/40 (j)(k)	3,000	3,182
4.5% 9/1/40 (j)(k)	4,000	4,243
4.5% 9/1/40 (j)	1,000	1,062
4.5% 9/1/40 (j)	1,000	1,062
4.5% 10/1/40 (j)	7,000	7,399
5.5% 9/15/39	2,149	2,332
5.5% 9/1/40 (j)	400	433
6% 2/15/34	10,004	11,012
6.5% 3/15/34	5,335	5,947
TOTAL GINNIE MAE		60,782
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $617,929)		626,730
Asset-Backed Securities - 0.7%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7338% 4/25/35 (n)	1,383	794
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 1.0138% 3/25/34 (n)	95	92
Class M2, 1.9138% 3/25/34 (n)	334	217
Series 2005-HE2 Class M2, 0.7138% 4/25/35 (n)	148	131
Series 2006-HE2 Class M3, 0.6038% 5/25/36 (n)	16	1
Series 2006-OP1:
Class M4, 0.6338% 4/25/36 (n)	129	5
Class M5, 0.6538% 4/25/36 (n)	32	0*
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.2963% 9/20/13 (n)	524	521
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Advanta Business Card Master Trust: - continued
Series 2006-A7 Class A7, 0.2863% 10/20/12 (n)	$ 264	$ 263
Series 2006-C1 Class C1, 0.7463% 10/20/14 (n)	82	15
Series 2007-A1 Class A, 0.3163% 1/20/15 (n)	177	176
Series 2007-A4 Class A4, 0.2963% 4/22/13 (n)	252	251
Ally Master Owner Trust Series 2010-2 Class A, 4.25% 4/15/17 (i)	6,090	6,425
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	56	56
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1 Class D, 5.62% 9/8/14	539	541
Series 2007-2M Class A3, 5.22% 6/8/12	41	41
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9638% 12/25/33 (n)	80	58
Series 2004-R2 Class M3, 0.8138% 4/25/34 (n)	117	13
Series 2005-R2 Class M1, 0.7138% 4/25/35 (n)	1,567	1,216
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.7188% 3/25/34 (n)	36	25
Series 2004-W11 Class M2, 0.9638% 11/25/34 (n)	426	251
Series 2004-W7 Class M1, 0.8138% 5/25/34 (n)	1,108	502
Series 2006-W4 Class A2C, 0.4238% 5/25/36 (n)	1,103	380
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0888% 4/25/34 (n)	2,026	1,217
Series 2006-HE2 Class M1, 0.6338% 3/25/36 (n)	181	13
Axon Financial Funding Ltd. 1.1336% 4/4/17 (e)(i)(n)	4,820	0*
Bear Stearns Asset Backed Securities Trust Series 2006-3 Class A1, 0.4138% 8/25/36 (n)	818	800
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 1.2883% 12/1/41 (n)	728	726
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.5483% 12/26/24 (n)	1,666	1,582
C-BASS Trust Series 2006-CB7 Class A2, 0.3238% 10/25/36 (n)	210	207
Capital Auto Receivables Asset Trust:
Series 2006-2:
Class B, 5.07% 12/15/11	1,227	1,235
Class C, 5.31% 6/15/12	1,132	1,150
Series 2007-1 Class C, 5.38% 11/15/12	403	421
Capital One Multi-Asset Execution Trust Series 2003-A5 Class A5, 0.5659% 7/15/13 (n)	3,360	3,360
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7163% 7/20/39 (i)(n)	347	69
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Trust Ltd. Series 2004-1: - continued
Class B, 1.0163% 7/20/39 (i)(n)	$ 200	$ 10
Class C, 1.3663% 7/20/39 (i)(n)	258	5
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	445	458
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5638% 7/25/36 (n)	4,366	447
Series 2006-NC2 Class M7, 1.1138% 6/25/36 (n)	323	13
Series 2006-NC4 Class M1, 0.5638% 10/25/36 (n)	2,725	335
Series 2006-RFC1 Class M9, 2.1338% 5/25/36 (n)	141	8
Series 2007-RFC1 Class A3, 0.4038% 12/25/36 (n)	1,368	521
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4463% 5/20/17 (i)(n)	110	98
Series 2005-1A Class A1, 4.67% 5/20/17 (i)	316	319
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (i)	9,750	9,785
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	9,250	9,508
Citigroup Mortgage Loan Trust:
Series 2005-HE4 Class A2C, 0.5338% 10/25/35 (n)	2,162	2,046
Series 2007-AMC4 Class M1, 0.5338% 5/25/37 (n)	581	26
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.3238% 6/25/47 (n)	71	68
Series 2007-4 Class A1A, 0.4488% 9/25/37 (n)	440	410
Series 2007-5 Class 2A1, 0.3638% 9/25/47 (n)	5,141	4,817
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (i)	251	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2338% 4/25/34 (n)	121	44
Series 2004-4 Class M2, 1.0588% 6/25/34 (n)	446	234
Series 2005-3 Class MV1, 0.6838% 8/25/35 (n)	924	870
Series 2005-AB1 Class A2, 0.4738% 8/25/35 (n)	140	137
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (i)	286	291
Series 2007-C Class A3, 5.43% 5/15/12 (i)	44	44
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7759% 5/28/35 (n)	30	22
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4388% 8/25/34 (n)	221	101
Series 2006-3 Class 2A3, 0.4238% 11/25/36 (n)	4,507	1,615
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0888% 3/25/34 (n)	19	5
Series 2005-FF9 Class A3, 0.5438% 10/25/35 (n)	2,695	2,522
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
First Franklin Mortgage Loan Trust: - continued
Series 2006-FF14 Class A2, 0.3238% 10/25/36 (n)	$ 1,565	$ 1,488
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	392	406
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.8259% 6/15/13 (n)	586	577
Series 2010-1 Class A, 1.9259% 12/15/14 (i)(n)	7,780	7,951
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	50	50
Series 2007-1:
Class A4, 5.03% 2/16/15	338	338
Class C, 5.43% 2/16/15	426	420
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.7538% 1/25/35 (n)	720	250
Class M4, 0.9438% 1/25/35 (n)	276	30
Series 2006-D Class M1, 0.4938% 11/25/36 (n)	224	8
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6975% 2/25/47 (i)(n)	2,160	1,474
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (i)	1,017	814
GE Business Loan Trust:
Series 2003-1 Class A, 0.7059% 4/15/31 (i)(n)	208	183
Series 2006-2A:
Class A, 0.4559% 11/15/34 (i)(n)	1,362	1,097
Class B, 0.5559% 11/15/34 (i)(n)	493	296
Class C, 0.6559% 11/15/34 (i)(n)	818	327
Class D, 1.0259% 11/15/34 (i)(n)	312	75
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4259% 9/15/17 (n)	665	655
Goal Capital Funding Trust Series 2007-1 Class C1, 0.9383% 6/25/42 (n)	512	414
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	38	39
Class C, 5.74% 12/15/14	80	82
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9138% 6/25/34 (n)	2,032	1,261
Series 2007-HE1 Class M1, 0.5138% 3/25/47 (n)	820	49
GSR Mortgage Loan Trust Series 2006-FM1 Class M3, 0.6138% 4/25/36 (n)	154	4
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3438% 5/25/30 (i)(n)	496	129
Series 2006-3:
Class B, 0.6638% 9/25/46 (i)(n)	497	99
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Guggenheim Structured Real Estate Funding Ltd.: - continued
Series 2006-3:
Class C, 0.8138% 9/25/46 (i)(n)	$ 1,159	$ 174
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5838% 8/25/33 (n)	317	202
Series 2003-3 Class M1, 1.5538% 8/25/33 (n)	617	426
Series 2003-5 Class A2, 0.9638% 12/25/33 (n)	25	14
Series 2005-5 Class 2A2, 0.5138% 11/25/35 (n)	113	111
Series 2006-1 Class 2A3, 0.4888% 4/25/36 (n)	1,321	1,272
Series 2006-8 Class 2A1, 0.3138% 3/25/37 (n)	7	7
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5563% 3/20/36 (n)	610	467
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4538% 1/25/37 (n)	1,137	352
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5638% 7/25/36 (n)	2,497	110
Series 2007-CH1:
Class AV4, 0.3938% 11/25/36 (n)	1,136	864
Class MV1, 0.4938% 11/25/36 (n)	923	516
Series 2007-CH3 Class M1, 0.5638% 3/25/37 (n)	397	21
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.8672% 12/27/29 (n)	632	526
Series 2006-A Class 2C, 1.6872% 3/27/42 (n)	2,016	311
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	1,441	1,466
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3438% 6/25/34 (n)	119	81
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (i)	11	11
Class C, 5.691% 10/20/28 (i)	5	4
Class D, 6.01% 10/20/28 (i)	61	48
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5238% 10/25/36 (n)	407	24
Series 2007-HE1 Class M1, 0.5638% 5/25/37 (n)	596	33
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0138% 7/25/34 (n)	133	58
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13	149	151
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9138% 7/25/34 (n)	476	366
Series 2006-FM1 Class A2B, 0.3738% 4/25/37 (n)	1,680	1,457
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Investors Trust: - continued
Series 2006-MLN1 Class A2A, 0.3338% 7/25/37 (n)	$ 18	$ 17
Series 2006-OPT1 Class A1A, 0.5238% 6/25/35 (n)	2,385	1,683
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6038% 8/25/34 (n)	44	29
Series 2005-NC1 Class M1, 0.7038% 1/25/35 (n)	303	156
Series 2005-NC2 Class B1, 1.4338% 3/25/35 (n)	316	37
Series 2007-HE2 Class M1, 0.5138% 1/25/37 (n)	3,212	93
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (p)	1,818	260
Series 2006-1 Class AIO, 5.5% 4/25/11 (p)	287	7
Series 2006-2 Class AIO, 6% 8/25/11 (p)	160	8
Series 2006-3 Class AIO, 7.1% 1/25/12 (p)	258	20
Series 2006-4:
Class A1, 0.2938% 3/25/25 (n)	335	330
Class AIO, 6.35% 2/27/12 (p)	819	69
Class D, 1.3638% 5/25/32 (n)	1,544	22
Series 2007-1 Class AIO, 7.27% 4/25/12 (p)	1,101	118
Series 2007-2 Class AIO, 6.7% 7/25/12 (p)	936	110
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7738% 9/25/35 (n)	1,083	446
Series 2005-D Class M2, 0.7338% 2/25/36 (n)	593	77
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3838% 3/25/36 (n)	29	28
Ocala Funding LLC Series 2006-1A Class A, 1.6663% 3/20/11 (e)(i)(n)	892	330
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3538% 5/25/37 (n)	69	67
Series 2007-6 Class 2A1, 0.3238% 7/25/37 (n)	129	124
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5138% 9/25/34 (n)	405	175
Class M4, 1.7138% 9/25/34 (n)	519	83
Series 2005-WCH1:
Class M2, 0.7838% 1/25/36 (n)	1,817	1,537
Class M3, 0.8238% 1/25/36 (n)	363	233
Class M4, 1.0938% 1/25/36 (n)	1,120	353
Series 2005-WHQ2:
Class M7, 1.5138% 5/25/35 (n)	1,328	20
Class M9, 2.1438% 5/25/35 (n)	221	1
Providian Master Note Trust Series 2006-C1A Class C1, 0.8259% 3/15/15 (i)(n)	2,497	2,487
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4938% 12/25/36 (n)	$ 271	$ 11
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3338% 2/25/37 (n)	80	79
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0638% 4/25/33 (n)	4	3
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0588% 3/25/35 (n)	1,269	832
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9838% 1/25/36 (n)	66	2
Series 2006-FR4 Class A2A, 0.3438% 8/25/36 (n)	461	214
Series 2007-NC1 Class A2A, 0.3138% 12/25/36 (n)	181	177
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4881% 3/20/19 (i)(n)	642	599
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4871% 6/15/33 (n)	965	58
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (i)	455	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4138% 9/25/34 (n)	57	14
Structured Asset Securities Corp. Series 2007-BC4 Class A3, 0.5138% 11/25/37 (n)	5,906	5,600
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3538% 6/25/37 (n)	972	806
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (i)	702	705
Swift Master Auto Receivables Trust Series 2007-2 Class A, 0.9259% 10/15/12 (n)	1,986	1,984
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1238% 9/25/34 (n)	22	14
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0936% 4/6/42 (i)(n)	1,481	74
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	316	324
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (i)	67	68
Series 2006-2A:
Class B, 5.29% 6/20/12 (i)	266	267
Class D, 5.54% 12/20/12 (i)	404	411
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (i)	674	0
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7759% 8/15/15 (i)(n)	6,374	6,317
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
WaMu Master Note Trust: - continued
Series 2007-A4A Class A4, 5.2% 10/15/14 (i)	$ 6,464	$ 6,499
Series 2007-A5A Class A5, 1.0259% 10/15/14 (i)(n)	900	900
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (a)(i)	6	0*
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2978% 10/25/44 (i)(n)	1,358	448
TOTAL ASSET-BACKED SECURITIES (Cost $118,936)		120,427
Collateralized Mortgage Obligations - 0.7%

Private Sponsor - 0.7%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.9575% 4/12/56 (i)(n)	1,084	651
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6987% 4/10/49 (n)	51	12
Class C, 5.6987% 4/10/49 (n)	135	23
Class D, 5.6987% 4/10/49 (n)	67	10
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (i)	4,502	4,567
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 3.6145% 1/25/34 (n)	1,483	1,326
Series 2004-1 Class 2A2, 3.6636% 10/25/34 (n)	1,589	1,413
Series 2004-A Class 2A2, 3.5151% 2/25/34 (n)	839	739
Series 2004-B:
Class 1A1, 2.9237% 3/25/34 (n)	104	92
Class 2A2, 3.0586% 3/25/34 (n)	931	851
Series 2004-D Class 2A2, 2.9566% 5/25/34 (n)	1,414	1,316
Series 2004-G Class 2A7, 3.195% 8/25/34 (n)	1,253	1,091
Series 2004-H Class 2A1, 3.7091% 9/25/34 (n)	1,144	1,000
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (i)(n)(p)	37,429	2,919
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5438% 1/25/35 (n)	1,753	1,378
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4276% 10/12/41 (i)(n)(p)	3,139	35
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.2363% 2/25/37 (n)	403	386
Series 2007-A2 Class 2A1, 3.4095% 7/25/37 (n)	3,946	3,767
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0914% 12/10/49 (n)	$ 912	$ 974
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 2.7498% 8/25/34 (n)	1,072	998
Class A4, 2.489% 8/25/34 (n)	946	897
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (n)	1,019	204
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7759% 7/16/34 (i)(n)	912	889
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6638% 5/25/33 (n)	11	10
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.8818% 11/25/34 (n)	175	168
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3566% 11/19/37 (n)	43	42
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.9962% 10/25/34 (n)	1,437	1,363
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.6847% 10/18/54 (i)(n)	2,608	2,551
Class C2, 0.9947% 10/18/54 (i)(n)	874	844
Class M2, 0.7747% 10/18/54 (i)(n)	1,499	1,444
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.8155% 11/20/56 (i)(n)	2,161	2,041
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.9975% 10/11/41 (i)(n)	2,364	2,329
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8163% 12/20/54 (n)	142	62
Series 2006-1A Class C2, 0.8663% 12/20/54 (i)(n)	4,917	2,163
Series 2006-2 Class C1, 0.7363% 12/20/54 (n)	4,095	1,822
Series 2006-3 Class C2, 0.7663% 12/20/54 (n)	853	385
Series 2006-4:
Class B1, 0.3563% 12/20/54 (n)	3,154	2,350
Class C1, 0.6463% 12/20/54 (n)	1,928	848
Class M1, 0.4363% 12/20/54 (n)	829	535
Series 2007-1:
Class 1C1, 0.5663% 12/20/54 (n)	1,671	744
Class 1M1, 0.4163% 12/20/54 (n)	1,114	713
Class 2C1, 0.6963% 12/20/54 (n)	760	338
Class 2M1, 0.5163% 12/20/54 (n)	1,431	916
Series 2007-2 Class 2C1, 0.7019% 12/17/54 (n)	1,981	862
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9713% 1/20/44 (n)	$ 326	$ 179
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 3.1041% 4/25/35 (n)	569	489
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4866% 5/19/35 (n)	292	184
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (n)	59	60
Class A3, 5.447% 6/12/47 (n)	1,730	1,846
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9219% 8/25/36 (n)	1,917	1,630
Series 2004-A3 Class 4A1, 4.2862% 7/25/34 (n)	1,437	1,394
Series 2004-A5 Class 2A1, 2.8213% 12/25/34 (n)	1,296	1,180
Series 2006-A2 Class 5A1, 3.3347% 11/25/33 (n)	3,112	2,916
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	410	442
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4738% 5/25/47 (n)	857	537
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4938% 10/25/36 (n)	379	2
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4338% 2/25/37 (n)	1,439	961
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.446% 6/15/22 (i)(n)	188	162
Class C, 0.466% 6/15/22 (i)(n)	1,165	990
Class D, 0.476% 6/15/22 (i)(n)	448	372
Class E, 0.486% 6/15/22 (i)(n)	717	545
Class F, 0.516% 6/15/22 (i)(n)	1,164	826
Class G, 0.586% 6/15/22 (i)(n)	269	183
Class H, 0.606% 6/15/22 (i)(n)	538	339
Class J, 0.646% 6/15/22 (i)(n)	628	333
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.8028% 8/25/34 (n)	1,499	1,424
Series 2005-A2 Class A7, 2.8016% 2/25/35 (n)	1,453	1,339
Series 2006-A6 Class A4, 3.5975% 10/25/33 (n)	1,242	1,112
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (n)	3,905	4,175
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5538% 7/25/35 (n)	1,873	1,477
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5638% 3/25/37 (n)	$ 2,236	$ 154
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.9% 10/25/35 (n)	746	630
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.6434% 7/10/35 (i)(n)	1,440	802
Class B6, 3.1434% 7/10/35 (i)(n)	307	150
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	792	802
Series 2004-SL3 Class A1, 7% 8/25/16	54	52
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7138% 6/25/33 (i)(n)	354	280
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (i)	129	129
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.1948% 7/20/34 (n)	31	16
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3532% 4/25/33 (n)	455	441
Series 2003-20 Class 1A1, 5.5% 7/25/33	404	413
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5288% 9/25/36 (n)	2,485	1,418
Thornburg Mortgage Securities Trust floater:
Series 2006-4 Class A2B, 0.4488% 7/25/36 (n)	9,054	8,891
Series 2006-5 Class A1, 0.3838% 10/25/46 (n)	3,564	3,494
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.8215% 8/25/33 (n)	759	723
Series 2005-AR3 Class A2, 2.727% 3/25/35 (n)	1,988	1,741
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 2.902% 12/25/34 (n)	693	645
Series 2004-H Class A1, 4.5346% 6/25/34 (n)	1,383	1,328
Series 2004-W Class A9, 2.9891% 11/25/34 (n)	3,939	3,761
Series 2005-AR10 Class 2A2, 2.9141% 6/25/35 (n)	564	543
Series 2005-AR12:
Class 2A5, 2.9082% 7/25/35 (n)	9,940	9,290
Class 2A6, 2.9082% 7/25/35 (n)	475	442
Series 2005-AR2 Class 2A2, 2.8765% 3/25/35 (n)	2,143	1,983
Series 2005-AR3 Class 2A1, 2.9468% 3/25/35 (n)	851	767
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $87,131)		112,060
Commercial Mortgage Securities - 1.8%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8128% 2/14/43 (n)	$ 671	$ 730
Class A3, 6.8628% 2/14/43 (n)	724	786
Class A6, 7.1828% 2/14/43 (n)	1,067	1,141
Class PS1, 1.387% 2/14/43 (n)(p)	2,805	83
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7202% 5/10/45 (n)	1,065	1,146
Series 2006-4 Class A1, 5.363% 7/10/46 (n)	195	196
Series 2006-5:
Class A1, 5.185% 9/10/47	404	407
Class A2, 5.317% 9/10/47	3,520	3,688
Class A3, 5.39% 9/10/47	1,272	1,372
Series 2006-6 Class A3, 5.369% 10/10/45	1,824	1,902
Series 2007-2 Class A1, 5.421% 4/10/49	256	263
Series 2007-4 Class A3, 5.811% 2/10/51 (n)	910	981
Series 2006-6 Class E, 5.619% 10/10/45 (i)	527	96
Series 2007-3:
Class A3, 5.6578% 6/10/49 (n)	1,523	1,632
Class A4, 5.6578% 6/10/49 (n)	1,901	1,913
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	1,997	2,080
Series 2004-2:
Class A3, 4.05% 11/10/38	1,006	1,019
Class A4, 4.153% 11/10/38	1,157	1,196
Series 2004-4 Class A3, 4.128% 7/10/42	57	57
Series 2005-1 Class A3, 4.877% 11/10/42	1,504	1,511
Series 2006-1 Class A1, 5.219% 9/10/45 (n)	680	682
Series 2007-1 Class A2, 5.381% 1/15/49	2,565	2,647
Series 2001-3 Class H, 6.562% 4/11/37 (i)	510	505
Series 2001-PB1:
Class J, 7.166% 5/11/35 (i)	228	219
Class K, 6.15% 5/11/35 (i)	424	382
Series 2003-2 Class XP, 0.307% 3/11/41 (i)(n)(p)	11,260	7
Series 2005-3 Series A3B, 5.09% 7/10/43 (n)	2,833	3,028
Series 2005-6 Class A3, 5.1778% 9/10/47 (n)	1,642	1,696
Series 2007-1 Class B, 5.543% 1/15/49	549	180
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5859% 3/15/22 (i)(n)	392	321
Class D, 0.6359% 3/15/22 (i)(n)	397	310
Class E, 0.6759% 3/15/22 (i)(n)	328	246
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc. floater: - continued
Series 2005-MIB1:
Class F, 0.7459% 3/15/22 (i)(n)	$ 467	$ 327
Class G, 0.8059% 3/15/22 (i)(n)	303	197
Series 2006-BIX1:
Class C, 0.4559% 10/15/19 (i)(n)	586	486
Class D, 0.4859% 10/15/19 (i)(n)	716	601
Class E, 0.5159% 10/15/19 (i)(n)	663	549
Class F, 0.5859% 10/15/19 (i)(n)	1,987	1,598
Class G, 0.6059% 10/15/19 (i)(n)	935	651
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1138% 12/25/33 (i)(n)	62	37
Series 2004-1:
Class A, 0.6238% 4/25/34 (i)(n)	1,076	850
Class B, 2.1638% 4/25/34 (i)(n)	121	60
Class M1, 0.8238% 4/25/34 (i)(n)	97	66
Class M2, 1.4638% 4/25/34 (i)(n)	89	51
Series 2004-2:
Class A, 0.6938% 8/25/34 (i)(n)	847	669
Class M1, 0.8438% 8/25/34 (i)(n)	146	92
Series 2004-3:
Class A1, 0.6338% 1/25/35 (i)(n)	1,901	1,483
Class A2, 0.6838% 1/25/35 (i)(n)	273	177
Class M1, 0.7638% 1/25/35 (i)(n)	328	212
Class M2, 1.2638% 1/25/35 (i)(n)	156	97
Series 2005-2A:
Class A1, 0.5738% 8/25/35 (i)(n)	1,380	1,029
Class M1, 0.6938% 8/25/35 (i)(n)	75	43
Class M2, 0.7438% 8/25/35 (i)(n)	124	68
Class M3, 0.7638% 8/25/35 (i)(n)	68	35
Class M4, 0.8738% 8/25/35 (i)(n)	63	30
Series 2005-3A:
Class A1, 0.5838% 11/25/35 (i)(n)	550	410
Class A2, 0.6638% 11/25/35 (i)(n)	497	320
Class M1, 0.7038% 11/25/35 (i)(n)	65	33
Class M2, 0.7538% 11/25/35 (i)(n)	83	39
Class M3, 0.7738% 11/25/35 (i)(n)	74	34
Class M4, 0.8638% 11/25/35 (i)(n)	92	40
Series 2005-4A:
Class A2, 0.6538% 1/25/36 (i)(n)	1,278	818
Class B1, 1.6638% 1/25/36 (i)(n)	110	36
Class M1, 0.7138% 1/25/36 (i)(n)	412	214
Class M2, 0.7338% 1/25/36 (i)(n)	124	61
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M3, 0.7638% 1/25/36 (i)(n)	$ 181	$ 83
Class M4, 0.8738% 1/25/36 (i)(n)	100	40
Class M5, 0.9138% 1/25/36 (i)(n)	100	38
Class M6, 0.9638% 1/25/36 (i)(n)	106	38
Series 2006-1:
Class A2, 0.6238% 4/25/36 (i)(n)	195	131
Class M1, 0.6438% 4/25/36 (i)(n)	70	35
Class M2, 0.6638% 4/25/36 (i)(n)	74	35
Class M3, 0.6838% 4/25/36 (i)(n)	63	27
Class M4, 0.7838% 4/25/36 (i)(n)	36	14
Class M5, 0.8238% 4/25/36 (i)(n)	35	13
Class M6, 0.9038% 4/25/36 (i)(n)	69	27
Series 2006-2A:
Class A1, 0.4938% 7/25/36 (i)(n)	2,945	2,275
Class A2, 0.5438% 7/25/36 (i)(n)	175	119
Class B1, 1.1338% 7/25/36 (i)(n)	65	17
Class B3, 2.9638% 7/25/36 (i)(n)	99	18
Class M1, 0.5738% 7/25/36 (i)(n)	183	87
Class M2, 0.5938% 7/25/36 (i)(n)	129	59
Class M3, 0.6138% 7/25/36 (i)(n)	107	44
Class M4, 0.6838% 7/25/36 (i)(n)	72	29
Class M5, 0.7338% 7/25/36 (i)(n)	89	32
Class M6, 0.8038% 7/25/36 (i)(n)	133	41
Series 2006-3A:
Class B1, 1.0638% 10/25/36 (i)(n)	116	23
Class B2, 1.6138% 10/25/36 (i)(n)	84	15
Class B3, 2.8638% 10/25/36 (i)(n)	137	22
Class M4, 0.6938% 10/25/36 (i)(n)	129	41
Class M5, 0.7438% 10/25/36 (i)(n)	154	43
Class M6, 0.8238% 10/25/36 (i)(n)	301	72
Series 2006-4A:
Class A1, 0.4938% 12/25/36 (i)(n)	658	489
Class A2, 0.5338% 12/25/36 (i)(n)	3,218	2,045
Class B1, 0.9638% 12/25/36 (i)(n)	103	25
Class B2, 1.5138% 12/25/36 (i)(n)	105	20
Class B3, 2.7138% 12/25/36 (i)(n)	178	20
Class M1, 0.5538% 12/25/36 (i)(n)	214	100
Class M2, 0.5738% 12/25/36 (i)(n)	142	61
Class M3, 0.6038% 12/25/36 (i)(n)	145	57
Class M4, 0.6638% 12/25/36 (i)(n)	173	62
Class M5, 0.7038% 12/25/36 (i)(n)	159	53
Class M6, 0.7838% 12/25/36 (i)(n)	142	45
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class A2, 0.5338% 3/25/37 (i)(n)	$ 674	$ 424
Class B1, 0.9338% 3/25/37 (i)(n)	215	47
Class B2, 1.4138% 3/25/37 (i)(n)	156	29
Class B3, 3.6138% 3/25/37 (i)(n)	426	64
Class M1, 0.5338% 3/25/37 (i)(n)	189	85
Class M2, 0.5538% 3/25/37 (i)(n)	142	55
Class M3, 0.5838% 3/25/37 (i)(n)	126	44
Class M4, 0.6338% 3/25/37 (i)(n)	102	33
Class M5, 0.6838% 3/25/37 (i)(n)	157	46
Class M6, 0.7638% 3/25/37 (i)(n)	221	54
Series 2007-2A:
Class A1, 0.5338% 7/25/37 (i)(n)	602	422
Class A2, 0.5838% 7/25/37 (i)(n)	564	294
Class B1, 1.8638% 7/25/37 (i)(n)	174	26
Class B2, 2.5138% 7/25/37 (i)(n)	151	23
Class B3, 3.6138% 7/25/37 (i)(n)	169	22
Class M1, 0.6338% 7/25/37 (i)(n)	198	75
Class M2, 0.6738% 7/25/37 (i)(n)	108	33
Class M3, 0.7538% 7/25/37 (i)(n)	109	25
Class M4, 0.9138% 7/25/37 (i)(n)	217	43
Class M5, 1.0138% 7/25/37 (i)(n)	191	33
Class M6, 1.2638% 7/25/37 (i)(n)	242	38
Series 2007-3:
Class A2, 0.5538% 7/25/37 (i)(n)	694	424
Class B1, 1.2138% 7/25/37 (i)(n)	155	35
Class B2, 1.8638% 7/25/37 (i)(n)	387	85
Class B3, 4.2638% 7/25/37 (i)(n)	206	43
Class M1, 0.5738% 7/25/37 (i)(n)	139	62
Class M2, 0.6038% 7/25/37 (i)(n)	148	55
Class M3, 0.6338% 7/25/37 (i)(n)	232	75
Class M4, 0.7638% 7/25/37 (i)(n)	365	110
Class M5, 0.8638% 7/25/37 (i)(n)	190	54
Class M6, 1.0638% 7/25/37 (i)(n)	145	35
Series 2007-4A:
Class B1, 2.8138% 9/25/37 (i)(n)	230	23
Class B2, 3.7138% 9/25/37 (i)(n)	832	75
Class M1, 1.2138% 9/25/37 (i)(n)	221	60
Class M2, 1.3138% 9/25/37 (i)(n)	221	51
Class M4, 1.8638% 9/25/37 (i)(n)	562	101
Class M5, 2.0138% 9/25/37 (i)(n)	562	84
Class M6, 2.2138% 9/25/37 (i)(n)	563	68
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Series 2004-1 Class IO, 1.25% 4/25/34 (i)(p)	$ 2,255	$ 76
Series 2007-5A Class IO, 3.047% 10/25/37 (i)(n)(p)	5,138	555
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7159% 3/15/19 (i)(n)	611	447
Class H, 0.9259% 3/15/19 (i)(n)	411	231
Class J, 1.1259% 3/15/19 (i)(n)	309	167
Series 2007-BBA8:
Class D, 0.5259% 3/15/22 (i)(n)	452	262
Class E, 0.5759% 3/15/22 (i)(n)	2,347	1,291
Class F, 0.6259% 3/15/22 (i)(n)	1,440	734
Class G, 0.6759% 3/15/22 (i)(n)	369	177
Class H, 0.8259% 3/15/22 (i)(n)	452	181
Class J, 0.9759% 3/15/22 (i)(n)	452	145
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	322	327
Series 2004-PWR3 Class A3, 4.487% 2/11/41	912	927
Series 2006-T24 Class A1, 4.905% 10/12/41 (n)	790	805
Series 2007-PW15 Class AAB, 5.315% 2/11/44	2,680	2,898
Series 2007-PW16:
Class A4, 5.7172% 6/11/40 (n)	534	563
Class AAB, 5.7172% 6/11/40 (n)	4,740	5,158
Series 2007-PW17 Class A1, 5.282% 6/11/50	508	519
Series 2007-PW18:
Class A2, 5.613% 6/11/50	320	336
Class A4, 5.7% 6/11/50	4,380	4,647
Series 2007-T26 Class A1, 5.145% 1/12/45 (n)	239	245
Series 2003-PWR2 Class X2, 0.4686% 5/11/39 (i)(n)(p)	7,070	37
Series 2006-PW13 Class A3, 5.518% 9/11/41	3,219	3,412
Series 2006-PW14 Class X2, 0.6529% 12/11/38 (i)(n)(p)	12,358	222
Series 2006-T22 Class A4, 5.4623% 4/12/38 (n)	114	126
Series 2007-PW15 Class A1, 5.016% 2/11/44	238	244
Series 2007-PW16:
Class B, 5.7172% 6/11/40 (i)(n)	146	53
Class C, 5.7172% 6/11/40 (i)(n)	122	38
Class D, 5.7172% 6/11/40 (i)(n)	122	32
Series 2007-PW18 Class X2, 0.3206% 6/11/50 (i)(n)(p)	85,192	1,092
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-T28:
Class A1, 5.422% 9/11/42	$ 135	$ 139
Class X2, 0.1751% 9/11/42 (i)(n)(p)	42,605	332
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0.136% 8/1/24 (i)(n)	568	229
C-BASS Trust floater Series 2006-SC1 Class A, 0.5338% 5/25/36 (i)(n)	702	415
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (i)	1,072	1,156
Class XCL, 2.1172% 5/15/35 (i)(n)(p)	11,886	332
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	40	39
Class F, 7.734% 1/15/32	198	197
Series 2001-245 Class A2, 6.275% 2/12/16 (i)(n)	906	921
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5819% 8/15/21 (i)(n)	326	286
Class G, 0.6019% 8/15/21 (i)(n)	405	327
Class H, 0.6419% 8/15/21 (i)(n)	324	242
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	6,330	6,806
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (i)	1,533	1,418
Series 2007-C6:
Class A1, 5.622% 12/10/49 (n)	1,402	1,427
Class A2, 5.6985% 12/10/49 (n)	1,210	1,272
Class A4, 5.6985% 12/10/49 (n)	3,035	3,230
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A1, 4.977% 12/11/49	154	155
Class A2A, 5.237% 12/11/49	812	835
Class A4, 5.322% 12/11/49	4,053	4,129
Series 2007-CD4:
Class A3, 5.293% 12/11/49	888	939
Class C, 5.476% 12/11/49	1,717	481
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8179% 5/15/46 (n)	912	975
Series 2006-C1 Class B, 5.359% 8/15/48	2,736	383
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5059% 4/15/17 (i)(n)	$ 2,043	$ 1,737
Class C, 0.5459% 4/15/17 (i)(n)	734	602
Class D, 0.5859% 4/15/17 (i)(n)	721	563
Class E, 0.6459% 4/15/17 (i)(n)	230	172
Class F, 0.6859% 4/15/17 (i)(n)	130	90
Class G, 0.8259% 4/15/17 (i)(n)	130	82
Class H, 0.8959% 4/15/17 (i)(n)	130	68
Class J, 1.1259% 4/15/17 (i)(n)	100	40
Series 2005-FL11:
Class C, 0.5759% 11/15/17 (i)(n)	918	844
Class D, 0.6159% 11/15/17 (i)(n)	48	43
Class E, 0.6659% 11/15/17 (i)(n)	169	147
Class F, 0.7259% 11/15/17 (i)(n)	186	153
Class G, 0.7759% 11/15/17 (i)(n)	129	90
Series 2006-FL12 Class AJ, 0.4059% 12/15/20 (i)(n)	1,300	1,079
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (n)	14	14
Series 2006-C8 Class A3, 5.31% 12/10/46	2,599	2,708
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (i)	1,542	1,547
Series 2007-C9 Class A4, 5.8157% 12/10/49 (n)	2,018	2,184
Series 2004-LBN2 Class X2, 0.8492% 3/10/39 (i)(n)(p)	2,596	9
Series 2006-C8:
Class B, 5.44% 12/10/46	1,579	492
Class XP, 0.4814% 12/10/46 (n)(p)	14,308	210
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,107	1,149
Series 2006-C5:
Class A1, 5.297% 12/15/39	53	53
Class AJ, 5.373% 12/15/39	1,847	1,168
Series 2007-C2:
Class A1, 5.269% 1/15/49	18	18
Class A2, 5.448% 1/15/49 (n)	6,455	6,618
Class A3, 5.542% 1/15/49 (n)	1,824	1,814
Series 2007-C3:
Class A1, 5.664% 6/15/39 (n)	8	8
Class A4, 5.7223% 6/15/39 (n)	549	545
Series 2006-C4 Class AAB, 5.439% 9/15/39	5,191	5,545
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust: - continued
Series 2006-C5 Class ASP, 0.6707% 12/15/39 (n)(p)	$ 9,638	$ 143
Series 2007-C5 Class A4, 5.695% 9/15/40 (n)	825	824
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6259% 4/15/22 (i)(n)	3,254	1,302
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	912	954
Series 2002-CP5 Class A1, 4.106% 12/15/35	95	97
Series 2004-C1:
Class A3, 4.321% 1/15/37	226	229
Class A4, 4.75% 1/15/37	425	443
Series 1998-C1 Class D, 7.17% 5/17/40	51	52
Series 1999-C1 Class E, 7.8879% 9/15/41 (n)	79	78
Series 2001-CK6 Class AX, 0.8793% 8/15/36 (n)(p)	2,432	19
Series 2001-CKN5 Class AX, 1.9642% 9/15/34 (i)(n)(p)	7,320	91
Series 2003-C4 Class ASP, 0.4351% 8/15/36 (i)(n)(p)	8,493	0*
Series 2006-C1 Class A3, 5.5486% 2/15/39 (n)	4,815	5,212
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.4259% 2/15/22 (i)(n)	345	231
Class C:
0.4459% 2/15/22 (i)(n)	1,416	807
0.5459% 2/15/22 (i)(n)	506	233
Class F, 0.5959% 2/15/22 (i)(n)	1,011	415
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	53	54
Series 2007-C1:
Class ASP, 0.4159% 2/15/40 (n)(p)	17,074	196
Class B, 5.487% 2/15/40 (i)(n)	1,394	167
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	325	329
Class G, 6.936% 3/15/33 (i)	600	600
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	5,514	5,522
Series 2001-1 Class X1, 1.0321% 5/15/33 (i)(n)(p)	8,767	39
Series 2004-C1 Class X2, 1.1164% 11/10/38 (i)(n)(p)	6,896	27
Series 2005-C1 Class B, 4.846% 6/10/48 (n)	260	185
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GE Capital Commercial Mortgage Corp.: - continued
Series 2007-C1 Class XP, 0.2009% 12/10/49 (n)(p)	$ 21,204	$ 132
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.6149% 4/10/40 (i)(n)(p)	7,002	13
Series 2004-C3 Class X2, 0.6312% 12/10/41 (n)(p)	2,929	20
Series 2005-C1 Class X2, 0.6565% 5/10/43 (n)(p)	3,624	36
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.49% 11/5/21 (i)(n)	343	254
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	252	253
Series 2007-GG11:
Class A1, 5.358% 12/10/49	1,054	1,093
Class A2, 5.597% 12/10/49	1,824	1,926
Series 2007-GG9 Class A4, 5.444% 3/10/39	2,652	2,778
Series 2003-C2 Class XP, 0.8232% 1/5/36 (i)(n)(p)	8,367	20
Series 2005-GG3 Class XP, 0.6925% 8/10/42 (i)(n)(p)	16,894	151
Series 2006-GG7 Class A3, 5.8883% 7/10/38 (n)	2,404	2,610
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (i)(p)	21,681	226
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5353% 6/6/20 (i)(n)	46	42
Class D, 0.5753% 6/6/20 (i)(n)	218	188
Class E, 0.6653% 6/6/20 (i)(n)	252	212
Class F, 0.7353% 6/6/20 (i)(n)	634	508
Series 2007-EOP:
Class C, 0.6153% 3/6/20 (i)(n)	1,144	1,018
Class D, 0.6653% 3/6/20 (i)(n)	2,144	1,887
Class F, 0.7753% 3/6/20 (i)(n)	94	81
Class G, 0.8153% 3/6/20 (i)(n)	47	39
Class H, 0.9453% 3/6/20 (i)(n)	42	35
Class J, 1.1453% 3/6/20 (i)(n)	60	50
sequential payer:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (i)	1,433	1,470
Series 2004-GG2 Class A4, 4.964% 8/10/38	283	294
Series 2005-GG4 Class XP, 0.7044% 7/10/39 (i)(n)(p)	17,245	205
Series 2006-GG6 Class A2, 5.506% 4/10/38	4,796	4,869
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,368	1,403
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Trust sequential payer: - continued
Series 2007-GG10:
Class A1, 5.69% 8/10/45	$ 337	$ 347
Class A2, 5.778% 8/10/45	435	452
Class A4, 5.8077% 8/10/45 (n)	5,056	5,226
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 0.9177% 1/15/38 (i)(n)(p)	2,039	9
Series 2004-CB8 Class X2, 1.0321% 1/12/39 (i)(n)(p)	2,037	11
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4459% 11/15/18 (i)(n)	673	471
Class C, 0.4859% 11/15/18 (i)(n)	478	315
Class D, 0.5059% 11/15/18 (i)(n)	211	120
Class E, 0.5559% 11/15/18 (i)(n)	304	170
Class F, 0.6059% 11/15/18 (i)(n)	456	237
Class G, 0.6359% 11/15/18 (i)(n)	396	198
Class H, 0.7759% 11/15/18 (i)(n)	304	134
sequential payer:
Series 2006-CB14 Class A3B, 5.4835% 12/12/44 (n)	2,712	2,894
Series 2006-CB15 Class A3, 5.819% 6/12/43 (n)	1,373	1,460
Series 2006-LDP8 Class A4, 5.399% 5/15/45	581	623
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (n)	433	462
Class A3, 5.336% 5/15/47	380	396
Series 2007-CB19 Class A4, 5.7461% 2/12/49 (n)	3,198	3,354
Series 2007-LD11 Class A2, 5.8025% 6/15/49 (n)	2,560	2,677
Series 2007-LDP10 Class A1, 5.122% 1/15/49	30	30
Series 2007-LDPX Class A3, 5.412% 1/15/49	2,510	2,567
Series 2004-LDP4 Class D, 5.1488% 10/15/42 (n)	821	380
Series 2005-CB13 Class E, 5.3519% 1/12/43 (i)(n)	461	43
Series 2005-LDP3 Class A3, 4.959% 8/15/42	6,699	6,944
Series 2006-CB17 Class A3, 5.45% 12/12/43	260	274
Series 2007-CB19:
Class B, 5.7461% 2/12/49 (n)	78	24
Class C, 5.7461% 2/12/49 (n)	204	63
Class D, 5.7461% 2/12/49 (n)	214	63
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (n)	174	52
Class CS, 5.466% 1/15/49 (n)	75	19
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-LDP10:
Class ES, 5.541% 1/15/49 (i)(n)	$ 472	$ 33
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (i)	376	379
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.9499% 7/15/44 (n)	743	769
Series 1998-C1 Class D, 6.98% 2/18/30	340	342
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0831% 4/25/21 (i)(n)	90	59
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	162	165
Series 2001-C3 Class A1, 6.058% 6/15/20	4	4
Series 2006-C1 Class A2, 5.084% 2/15/31	396	400
Series 2006-C3 Class A1, 5.478% 3/15/32	20	20
Series 2006-C6:
Class A1, 5.23% 9/15/39	93	93
Class A2, 5.262% 9/15/39 (n)	1,591	1,632
Series 2006-C7:
Class A1, 5.279% 11/15/38	68	69
Class A2, 5.3% 11/15/38	1,003	1,034
Class A3, 5.347% 11/15/38	679	720
Series 2007-C1:
Class A1, 5.391% 2/15/40 (n)	123	125
Class A4, 5.424% 2/15/40	2,738	2,874
Series 2007-C2 Class A3, 5.43% 2/15/40	1,980	2,039
Series 2000-C5 Class E, 7.29% 12/15/32	64	64
Series 2001-C3 Class B, 6.512% 6/15/36	1,763	1,823
Series 2001-C7 Class D, 6.514% 11/15/33	1,003	1,013
Series 2004-C2 Class XCP, 1.0459% 3/15/36 (i)(n)(p)	15,387	87
Series 2004-C4 Class A2, 4.567% 6/15/29 (n)	132	133
Series 2005-C3 Class XCP, 0.7548% 7/15/40 (n)(p)	2,823	33
Series 2006-C3 Class A3 5.689% 3/15/32	550	581
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (n)(p)	5,184	84
Series 2007-C1:
Class C, 5.533% 2/15/40 (n)	2,006	444
Class D, 5.563% 2/15/40 (n)	365	65
Class E, 5.582% 2/15/40 (n)	182	28
Class XCP, 0.3203% 2/15/40 (n)(p)	2,084	24
Series 2007-C6 Class A4, 5.858% 7/15/40 (n)	1,140	1,176
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2007-C7:
Class A3, 5.866% 9/15/45	$ 2,982	$ 3,124
Class XCP, 0.2905% 9/15/45 (n)(p)	71,579	784
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (i)	261	266
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5059% 9/15/21 (i)(n)	292	224
Class E, 0.5659% 9/15/21 (i)(n)	1,054	799
Class F, 0.6159% 9/15/21 (i)(n)	868	647
Class G, 0.6359% 9/15/21 (i)(n)	1,714	1,187
Class H, 0.6759% 9/15/21 (i)(n)	442	193
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	1,619	1,714
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	155	156
Series 2007-C1 Class A1, 4.533% 6/12/50	265	268
Series 2005-CKI1 Class A3, 5.2324% 11/12/37 (n)	1,498	1,548
Series 2005-LC1 Class F, 5.3777% 1/12/44 (i)(n)	793	294
Series 2006-C1 Class A2, 5.6099% 5/12/39 (n)	1,286	1,357
Series 2007-C1 Class A4, 5.826% 6/12/50 (n)	3,452	3,700
Series 2008-C1 Class A4, 5.69% 2/12/51	1,947	2,064
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4625% 12/12/49 (n)	425	413
sequential payer:
Series 2006-1 CLass A3, 5.4664% 2/12/39 (n)	970	1,019
Series 2006-4 Class ASB, 5.133% 12/12/49 (n)	784	841
Series 2007-5:
Class A1, 4.275% 8/12/48	23	23
Class A3, 5.364% 8/12/48	356	365
Class A4, 5.378% 8/12/48	36	35
Class B, 5.479% 2/12/17	2,736	482
Series 2007-6:
Class A1, 5.175% 3/12/51	48	49
Class A4, 5.485% 3/12/51 (n)	7,400	7,375
Series 2007-7 Class A4, 5.7485% 6/12/50 (n)	3,192	3,208
Series 2007-8 Class A1, 4.622% 8/12/49	224	229
Series 2006-4 Class XP, 0.6254% 12/12/49 (n)(p)	20,235	368
Series 2007-6 Class B, 5.635% 3/12/51 (n)	912	272
Series 2007-7 Class B, 5.75% 6/12/50	79	13
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2007-8 Class A3, 5.9564% 8/12/49 (n)	$ 787	$ 846
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.472% 7/15/19 (i)(n)	625	78
Class F, 0.592% 7/15/19 (i)(n)	878	799
Class G, 0.632% 7/15/19 (i)(n)	499	359
Series 2007-XCLA Class A1, 0.472% 7/17/17 (i)(n)	1,922	1,057
Series 2007-XLCA Class B, 0.772% 7/17/17 (i)(n)	1,670	117
Series 2007-XLFA:
Class C, 0.432% 10/15/20 (i)(n)	523	222
Class D, 0.462% 10/15/20 (i)(n)	507	114
Class E, 0.522% 10/15/20 (i)(n)	634	79
Class F, 0.572% 10/15/20 (i)(n)	380	38
Class G, 0.612% 10/15/20 (i)(n)	470	35
Class H, 0.702% 10/15/20 (i)(n)	296	7
Class J, 0.852% 10/15/20 (i)(n)	338	8
Class MHRO, 0.962% 10/15/20 (i)(n)	376	75
Class MJPM, 1.272% 10/15/20 (i)(n)	115	86
Class MSTR, 0.972% 10/15/20 (i)(n)	214	43
Class NHRO, 1.162% 10/15/20 (i)(n)	567	79
Class NSTR, 1.122% 10/15/20 (i)(n)	197	28
sequential payer:
Series 2003-IQ5 Class X2, 0.8727% 4/15/38 (i)(n)(p)	2,808	23
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,354	1,403
Series 2006-HQ10 Class A1, 5.131% 11/12/41	142	144
Series 2006-T23 Class A1, 5.682% 8/12/41	267	271
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	208	212
Class A31, 5.439% 2/12/44 (n)	462	487
Series 2007-IQ13 Class A1, 5.05% 3/15/44	211	214
Series 2007-IQ14 Class A1, 5.38% 4/15/49	544	559
Series 2007-T25:
Class A1, 5.391% 11/12/49	182	187
Class A2, 5.507% 11/12/49	896	978
Series 2003-IQ6 Class X2, 0.5807% 12/15/41 (i)(n)(p)	5,901	43
Series 2005-IQ9 Class X2, 1.0854% 7/15/56 (i)(n)(p)	10,148	144
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2006-HQ10 Class X2, 0.4996% 11/12/41 (i)(n)(p)	$ 7,084	$ 77
Series 2006-HQ8 Class A3, 5.4379% 3/12/44 (n)	1,415	1,451
Series 2006-HQ9 Class B, 5.832% 7/12/44 (n)	1,353	1,001
Series 2006-IQ11:
Class A3, 5.7325% 10/15/42 (n)	1,513	1,614
Class A4, 5.7685% 10/15/42 (n)	274	305
Series 2006-IQ12 Class B, 5.468% 12/15/43	912	228
Series 2006-T23 Class A3, 5.8072% 8/12/41 (n)	466	502
Series 2007-HQ11 Class B, 5.538% 2/20/44 (n)	1,654	595
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (n)	1,368	1,389
Class AAB, 5.654% 4/15/49	2,650	2,833
Class B, 5.7249% 4/15/49 (n)	224	54
Series 2007-XLC1:
Class C, 0.872% 7/17/17 (i)(n)	2,250	56
Class D, 0.972% 7/17/17 (i)(n)	1,059	26
Class E, 1.072% 7/17/17 (i)(n)	861	22
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	9	9
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	279	278
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	103	107
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (i)	775	790
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4759% 1/15/18 (i)(n)	969	963
Series 2006-WL7A:
Class E, 0.5519% 9/15/21 (i)(n)	1,239	735
Class F, 0.6119% 8/11/18 (i)(n)	1,426	595
Class G, 0.6319% 8/11/18 (i)(n)	1,351	548
Class J, 0.8719% 8/11/18 (i)(n)	300	77
Series 2007-WHL8:
Class AP1, 0.9759% 6/15/20 (i)(n)	98	54
Class AP2, 1.0759% 6/15/20 (i)(n)	163	82
Class F, 0.7559% 6/15/20 (i)(n)	3,171	793
Class LXR1, 0.9759% 6/15/20 (i)(n)	112	67
Class LXR2, 1.0759% 6/15/20 (i)(n)	2,162	1,081
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	$ 53	$ 53
Series 2003-C7 Class A1, 4.241% 10/15/35 (i)	1,636	1,649
Series 2003-C8 Class A3, 4.445% 11/15/35	3,972	4,062
Series 2006-C27 Class A2, 5.624% 7/15/45	815	835
Series 2006-C29:
Class A1, 5.11% 11/15/48	440	445
Class A3, 5.313% 11/15/48	2,422	2,579
Series 2007-C30:
Class A1, 5.031% 12/15/43	62	63
Class A3, 5.246% 12/15/43	783	790
Class A4, 5.305% 12/15/43	268	267
Class A5, 5.342% 12/15/43	976	951
Series 2007-C31:
Class A1, 5.14% 4/15/47	98	99
Class A4, 5.509% 4/15/47	2,061	2,039
Series 2007-C32:
Class A2, 5.735% 6/15/49 (n)	3,184	3,313
Class A3, 5.74% 6/15/49 (n)	1,548	1,542
Series 2003-C6 Class G, 5.125% 8/15/35 (i)(n)	433	408
Series 2003-C8 Class XP, 0.1813% 11/15/35 (i)(n)(p)	2,638	3
Series 2003-C9 Class XP, 0.4499% 12/15/35 (i)(n)(p)	3,693	5
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (i)(n)	701	652
Class 180B, 5.3979% 10/15/41 (i)(n)	319	287
Series 2005-C19 Class B, 4.892% 5/15/44	912	746
Series 2005-C22:
Class B, 5.3598% 12/15/44 (n)	2,022	1,389
Class F, 5.3598% 12/15/44 (i)(n)	1,521	608
Series 2006-C23 Class A5, 5.416% 1/15/45 (n)	5,005	5,441
Series 2006-C29 Class E, 5.516% 11/15/48 (n)	912	282
Series 2007-C30:
Class C, 5.483% 12/15/43 (n)	2,736	454
Class D, 5.513% 12/15/43 (n)	1,459	125
Class XP, 0.4367% 12/15/43 (i)(n)(p)	10,504	143
Series 2007-C31 Class C, 5.6935% 4/15/47 (n)	251	53
Series 2007-C31A Class A2, 5.421% 4/15/47	6,385	6,610
Series 2007-C32:
Class D, 5.74% 6/15/49 (n)	685	137
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C32:
Class E, 5.74% 6/15/49 (n)	$ 1,080	$ 185
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.902% 2/15/51 (n)	604	612
Series 2007-C33 Class B, 5.902% 2/15/51 (n)	1,534	501
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $262,129)		317,790
Municipal Securities - 0.1%

California Gen. Oblig.:
6.2% 3/1/19	2,600	2,822
7.5% 4/1/34	3,750	4,210
7.55% 4/1/39	4,908	5,575
Illinois Gen. Oblig. Series 2010, 4.421% 1/1/15	4,050	4,131
TOTAL MUNICIPAL SECURITIES (Cost $15,443)		16,738
Foreign Government and Government Agency Obligations - 0.0%

Brazilian Federative Republic 4.875% 1/22/21	1,990	2,134
Chilean Republic 7.125% 1/11/12	1,794	1,931
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,925)		4,065
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $132)	143	154
Floating Rate Loans - 1.4%

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.1%
AM General LLC term loan 6.283% 4/17/12 (n)	3,882	3,183
Ford Motor Co. term loan 3.03% 12/15/13 (n)	12,895	12,444
		15,627
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.0%
Cannery Casino Resorts LLC:
term loan 4.5453% 5/18/13 (n)	$ 201	$ 186
Tranche B, term loan 4.5163% 5/18/13 (n)	227	210
Fantasy Springs Resort Casino term loan 12% 8/6/12 (n)	7,940	6,868
		7,264
Media - 0.2%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.26% 3/6/14 (n)	9,208	8,737
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 5.7947% 6/12/14 (n)	3,801	3,450
Hicks Sports Group LLC Tranche 2LN, term loan 8.75% 12/22/11 (e)(n)	2,750	193
Newsday LLC term loan 10.5% 8/1/13	7,000	7,438
Tribune Co. Tranche X, term loan 7.0838% 6/4/49 (e)(n)	1,188	725
Univision Communications, Inc. Tranche 1LN, term loan 2.5103% 9/29/14 (n)	12,643	10,873
		31,416
Specialty Retail - 0.0%
GNC Corp. term loan 2.6876% 9/16/13 (n)	764	716
Michaels Stores, Inc.:
Tranche B1, term loan 2.7018% 10/31/13 (n)	1,200	1,137
Tranche B2, term loan 4.9518% 7/31/16 (n)	1,615	1,564
		3,417
TOTAL CONSUMER DISCRETIONARY		57,724
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
BI-LO LLC term loan 9.5% 5/12/15 (n)	8,537	8,537
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Venoco, Inc. Tranche 2LN, term loan 4.3125% 5/7/14 (n)	564	521
FINANCIALS - 0.2%
Capital Markets - 0.1%
Blackstone UTP Capital LLC term loan 7.75% 11/2/14	5,433	5,460
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - 0.0%
CIT Group, Inc. Tranche 3LN, term loan 6.25% 8/11/15 (n)	$ 2,798	$ 2,794
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.35% 10/10/13 (n)	2,089	1,792
Tranche B, term loan 3.2954% 10/10/13 (n)	12,188	10,452
Tranche DD, term loan 3.3395% 10/10/13 (n)	4,454	3,808
		16,052
TOTAL FINANCIALS		24,306
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Concentra Operating Corp. Tranche 2LN, term loan 6.04% 6/25/15 (n)	19,892	18,301
Genoa Healthcare Group LLC Tranche 2, term loan 10.75% 2/4/13 (n)	2,500	2,000
Golden Gate National Senior Care LLC:
Tranche 1LN, term loan 3.0103% 3/14/11 (n)	791	767
Tranche 2LN, term loan 8.0103% 9/14/11 (n)	6,000	5,790
National Renal Institutes, Inc. Tranche B, term loan 9% 3/31/13 (n)	11,601	11,311
Sheridan Healthcare, Inc. Tranche 2LN, term loan 6.0494% 6/15/15 (n)	17,840	16,413
		54,582
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
McKechnie Aerospace Holdings Ltd. Tranche 2LN, term loan 5.27% 5/11/15 pay-in-kind (n)	110	103
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5294% 4/30/14 (n)	8,315	7,670
US Airways Group, Inc. term loan 2.7616% 3/23/14 (n)	4,593	3,869
		11,539
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.425% 2/7/15 (n)	985	867
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Machinery - 0.1%
Dresser, Inc. Tranche 2LN, term loan 6.1119% 5/4/15 pay-in-kind (n)	$ 7,990	$ 7,630
Road & Rail - 0.0%
Swift Transportation Co., Inc. term loan 8.25% 5/10/14 (n)	7,159	6,890
TOTAL INDUSTRIALS		27,029
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Avaya, Inc. term loan 3.0575% 10/24/14 (n)	5,466	4,782
IPC Systems, Inc. Tranche 2LN, term loan 5.7834% 5/31/15 (n)	6,000	4,860
SafeNet, Inc. Tranche 2LN, term loan 6.2616% 4/12/15 (n)	7,500	7,125
		16,767
Software - 0.1%
Kronos, Inc. Tranche 2LN, term loan 6.2834% 6/11/15 (n)	23,730	22,306
SS&C Technologies, Inc. term loan 2.461% 11/23/12 (n)	378	362
		22,668
TOTAL INFORMATION TECHNOLOGY		39,435
MATERIALS - 0.0%
Chemicals - 0.0%
Tronox Worldwide LLC:
Tranche B 1LN, term loan 11.25% 9/20/10 (n)	674	685
Tranche B 2LN, term loan 11.25% 9/20/10 (n)	181	184
		869
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Vodafone Americas Finance 2, Inc. term loan 6.875% 8/11/15	1,590	1,583
UTILITIES - 0.1%
Electric Utilities - 0.0%
Bicent Power LLC Tranche 2LN, term loan 4.54% 12/31/14 (n)	810	498
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B2, term loan 3.9407% 10/10/14 (n)	$ 2,762	$ 2,093
Tranche B3, term loan 3.7959% 10/10/14 (n)	8,893	6,726
		9,317
Independent Power Producers & Energy Traders - 0.1%
Nebraska Energy, Inc. Tranche 2LN, term loan 5.0625% 5/1/14 (n)	12,400	10,974
TOTAL UTILITIES		20,291
TOTAL FLOATING RATE LOANS (Cost $234,833)		234,877
Bank Notes - 0.0%

National City Bank, Cleveland 0.6384% 3/1/13 (n) (Cost $499)	576	559
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (n)	620	518
MUFG Capital Finance 1 Ltd. 6.346% (n)	1,965	1,971
		2,489
TOTAL PREFERRED SECURITIES (Cost $1,548)		2,489
Fixed-Income Funds - 7.7%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (o)	4,736,666	517,102
Fidelity Mortgage Backed Securities Central Fund (o)	7,720,124	818,951
TOTAL FIXED-INCOME FUNDS (Cost $1,249,945)		1,336,053
Money Market Funds - 5.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.24% (b)	839,220,672	$ 839,221
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(d)	104,724,375	104,724
TOTAL MONEY MARKET FUNDS (Cost $943,945)		943,945
Cash Equivalents - 1.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.24%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) #	$ 4,668	4,668
0.25%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) # (c)	207,001	207,000
TOTAL CASH EQUIVALENTS (Cost $211,668)		211,668
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $17,051,304)		18,064,671
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(730,871)
NET ASSETS - 100%		$ 17,333,800
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,560,000) (m)

	Sept. 2037	$ 10,147	$ (9,515)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,398,000) (m)	Sept. 2037	8,316	(7,798)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $566,000) (m)	Sept. 2037	1,907	(1,788)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,398,000) (m)	Sept. 2037	8,316	(7,798)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,332,000) (m)	Sept. 2037	8,087	(7,583)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,025,000) (m)	Sept. 2037	6,943	(6,510)
		$ 43,716	$ (40,992)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Investment made with cash collateral received from securities on loan.
(e) Non-income producing - Security is in default.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.
(h) Affiliated company

(i) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $669,053,000 or 3.9% of net assets.

(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) A portion of the security is subject to a forward commitment to sell.
(l) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $43,060,000.

(m) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(n) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(o) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(p) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,889,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
BMP Sunstone Corp. warrants 8/19/12	8/17/07	$ 7
HMH Holdings, Inc.	1/22/10 - 3/9/10	$ 2,063
RDA Holding Co. warrants 2/19/14	2/27/07 - 6/21/07	$ 9,292
wetpaint.com, Inc. Series C	5/14/08	$ 5,000

* Amount represents less than $1,000.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$4,668,000 due 9/01/10 at 0.24%
BNP Paribas Securities Corp.	$ 2,040
Banc of America Securities LLC	765
Barclays Capital, Inc.	1,863
$ 4,668
$207,000,000 due 9/01/10 at 0.25%
Deutsche Bank Securities, Inc.	$ 207,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,868
Fidelity Corporate Bond 1-10 Year Central Fund	27,344
Fidelity Mortgage Backed Securities Central Fund	42,710
Fidelity Securities Lending Cash Central Fund	212
Total	$ 72,134
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Funds (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 529,145	$ -	$ 49,948	$ 517,102	25.0%
Fidelity Mortgage Backed Securities Central Fund	1,256,475	42,709	524,912	818,951	11.7%
Total	$ 1,785,620	$ 42,709	$ 574,860	$ 1,336,053
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CareView Communications, Inc.	$ -	$ 15,382	$ -	$ -	$ 16,382
Southwest Bancorp, Inc., Oklahoma	-	21,058	8,160	-	-
Total	$ -	$ 36,440	$ 8,160	$ -	$ 16,382
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,102,744	$ 1,092,506	$ 8,199	$ 2,039
Consumer Staples	921,138	921,138	-	-
Energy	1,133,197	1,126,792	6,405	-
Financials	1,550,254	1,519,822	16,587	13,845
Health Care	1,194,773	1,194,746	27	-
Industrials	1,244,634	1,244,498	-	136
Information Technology	2,121,923	2,120,929	-	994
Materials	444,956	444,956	-	-
Telecommunication Services	230,589	230,589	-	-
Utilities	92,439	86,505	5,934	-
Corporate Bonds	2,086,550	-	2,084,924	1,626
U.S. Government and Government Agency Obligations	2,013,919	-	2,013,919	-
U.S. Government Agency - Mortgage Securities	626,730	-	626,730	-
Asset-Backed Securities	120,427	-	99,173	21,254
Collateralized Mortgage Obligations	112,060	-	105,300	6,760
Commercial Mortgage Securities	317,790	-	286,520	31,270
Municipal Securities	16,738	-	16,738	-
Foreign Government and Government Agency Obligations	4,065	-	4,065	-
Supranational Obligations	154	-	154	-
Floating Rate Loans	234,877	-	234,379	498
Bank Notes	559	-	559	-
Preferred Securities	2,489	-	2,489	-
Fixed-Income Funds	1,336,053	1,336,053	-	-
Money Market Funds	943,945	943,945	-	-
Cash Equivalents	211,668	-	211,668	-
Total Investments in Securities:	$ 18,064,671	$ 12,262,479	$ 5,723,770	$ 78,422
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Liabilities
Swap Agreements	$ (40,992)	$ -	$ (40,992)	$ -
Other Financial Instruments:
Forward Commitments	$ 80	$ -	$ 80	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities: (Amounts in thousands)
Beginning Balance	$ 66,836
Total Realized Gain (Loss)	5,042
Total Unrealized Gain (Loss)	10,515
Cost of Purchases	17,279
Proceeds of Sales	(26,667)
Amortization/Accretion	1,286
Transfers in to Level 3	27,611
Transfers out of Level 3	(23,480)
Ending Balance	$ 78,422
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ 9,505

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (40,992)
Total Value of Derivatives	$ -	$ (40,992)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	22.1%
AAA,AA,A	6.3%
BBB	3.8%
BB	2.0%
B	4.2%
CCC,CC,C	2.6%
D	0.0% *
Not Rated	0.4%
Equities	57.9%
Short-Term Investments and Net Other Assets	0.7%
100.0%
* Amount represents less than 0.1%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of investments of Fidelity's Fixed-Income Central Funds.
Income Tax Information

At August 31, 2010, the Fund had a capital loss carryforward of approximately $1,645,096,000 of which $859,077,000 and $786,019,000 will expire on August 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2010

Assets
Investment in securities, at value (including securities loaned of $307,063 and repurchase agreements of $211,668) - See accompanying schedule: Unaffiliated issuers (cost $14,842,032)	$ 15,768,291
Fidelity Central Funds (cost $2,193,890)	2,279,998
Other affiliated issuers (cost $15,382)	16,382
Total Investments (cost $17,051,304)		$ 18,064,671
Commitment to sell securities on a delayed delivery basis	(128,975)
Receivable for securities sold on a delayed delivery basis	129,055	80
Cash		253
Receivable for investments sold Regular delivery		66,946
Delayed delivery		2,072
Receivable for swap agreements		6
Receivable for fund shares sold		6,631
Dividends receivable		42,036
Interest receivable		52,953
Distributions receivable from Fidelity Central Funds		4,772
Other receivables		909
Total assets		18,241,329

Liabilities
Payable for investments purchased Regular delivery	$ 56,665
Delayed delivery	456,160
Payable for swap agreements	617
Payable for fund shares redeemed	31,760
Unrealized depreciation on swap agreements	40,992
Accrued management fee	6,087
Other affiliated payables	2,685
Other payables and accrued expenses	839
Collateral on securities loaned, at value	311,724
Total liabilities		907,529

Net Assets		$ 17,333,800
Net Assets consist of:
Paid in capital		$ 18,110,239
Undistributed net investment income		124,277
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,878,114)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		977,398
Net Assets		$ 17,333,800

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2010

Puritan: Net Asset Value, offering price and redemption price per share ($15,053,885 ÷ 952,475 shares)	$ 15.81

Class K: Net Asset Value, offering price and redemption price per share ($2,279,915 ÷ 144,258 shares)	$ 15.80

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2010

Investment Income
Dividends		$ 183,821
Interest		309,777
Income from Fidelity Central Funds		72,134
Total income		565,732

Expenses
Management fee	$ 74,991
Transfer agent fees	31,898
Accounting and security lending fees	1,927
Custodian fees and expenses	293
Independent trustees' compensation	109
Appreciation in deferred trustee compensation account	1
Registration fees	127
Audit	260
Legal	178
Interest	1
Miscellaneous	309
Total expenses before reductions	110,094
Expense reductions	(1,471)	108,623
Net investment income (loss)		457,109
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	958,652
Fidelity Central Funds	21,318
Other affiliated issuers	(852)
Foreign currency transactions	(626)
Swap agreements	53,496
Capital gain distributions from Fidelity Central Funds	4
Total net realized gain (loss)		1,031,992
Change in net unrealized appreciation (depreciation) on: Investment securities	(121,862)
Assets and liabilities in foreign currencies	(158)
Swap agreements	(22,880)
Delayed delivery commitments	2,384
Total change in net unrealized appreciation (depreciation)		(142,516)
Net gain (loss)		889,476
Net increase (decrease) in net assets resulting from operations		$ 1,346,585

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 457,109	$ 535,797
Net realized gain (loss)	1,031,992	(2,842,095)
Change in net unrealized appreciation (depreciation)	(142,516)	161,783
Net increase (decrease) in net assets resulting from operations	1,346,585	(2,144,515)
Distributions to shareholders from net investment income	(441,719)	(529,185)
Distributions to shareholders from net realized gain	(11,495)	(18,395)
Total distributions	(453,214)	(547,580)
Share transactions - net increase (decrease)	(1,140,096)	(1,153,885)
Total increase (decrease) in net assets	(246,725)	(3,845,980)

Net Assets
Beginning of period	17,580,525	21,426,505
End of period (including undistributed net investment income of $124,277 and undistributed net investment income of $118,144, respectively)	$ 17,333,800	$ 17,580,525

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Puritan

Years ended August 31,	2010	2009	2008	2007	2006 I	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.06	$ 17.07	$ 20.54	$ 19.69	$ 19.34	$ 19.13
Income from Investment Operations
Net investment income (loss) D	.40	.45	.50	.59	.06	.55
Net realized and unrealized gain (loss)	.75	(2.00)	(1.80)	1.70	.29	.80
Total from investment operations	1.15	(1.55)	(1.30)	2.29	.35	1.35
Distributions from net investment income	(.39)	(.44)	(.55)	(.59)	-	(.55)
Distributions from net realized gain	(.01)	(.02)	(1.62)	(.85)	-	(.59)
Total distributions	(.40)	(.46) J	(2.17)	(1.44)	-	(1.14)
Net asset value, end of period	$ 15.81	$ 15.06	$ 17.07	$ 20.54	$ 19.69	$ 19.34
Total Return B, C	7.61%	(8.76)%	(7.35)%	12.18%	1.81%	7.36%
Ratios to Average Net Assets E, G
Expenses before reductions	.61%	.67%	.61%	.60%	.63% A	.62%
Expenses net of fee waivers, if any	.61%	.67%	.61%	.60%	.62% A	.62%
Expenses net of all reductions	.61%	.67%	.60%	.59%	.62% A	.61%
Net investment income (loss)	2.48%	3.30%	2.72%	2.91%	3.97% A	2.90%
Supplemental Data
Net assets, end of period (in millions)	$ 15,054	$ 16,111	$ 21,427	$ 25,719	$ 23,955	$ 23,558
Portfolio turnover rate F	104%	116% K	115%	70% K	78% A	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the period ended July 31.

I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006.

J Total distributions of $.46 per share is comprised of distributions from net investment income of $.442 and distributions from net realized gain of $.015 per share.

K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended August 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.06	$ 17.07	$ 18.22
Income from Investment Operations
Net investment income (loss) D	.42	.46	.14
Net realized and unrealized gain (loss)	.74	(1.99)	(1.16)
Total from investment operations	1.16	(1.53)	(1.02)
Distributions from net investment income	(.41)	(.47)	(.13)
Distributions from net realized gain	(.01)	(.02)	-
Total distributions	(.42)	(.48) I	(.13)
Net asset value, end of period	$ 15.80	$ 15.06	$ 17.07
Total Return B, C	7.69%	(8.59)%	(5.60)%
Ratios to Average Net Assets E, H
Expenses before reductions	.48%	.50%	.48% A
Expenses net of fee waivers, if any	.48%	.50%	.48% A
Expenses net of all reductions	.47%	.50%	.48% A
Net investment income (loss)	2.61%	3.47%	3.21% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,280	$ 1,469	$ 9
Portfolio turnover rate F	104%	116% J	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to August 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.48 per share is comprised of distributions from net investment income of $.468 and distributions from net realized gain of $.015 per share.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Puritan Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities,

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3. Significant Accounting Policies - continued

Security Valuation - continued

pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2010, the Fund did not have any unrecognized tax benefits in

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from Fidelity Central Funds, swap agreements, foreign currency transactions, defaulted bonds, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,582,913
Gross unrealized depreciation	(768,184)
Net unrealized appreciation (depreciation)	$ 814,729

Tax Cost	$ 17,249,942

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 90,731
Capital loss carryforward	$ (1,645,096)
Net unrealized appreciation (depreciation)	$ 778,475

The tax character of distributions paid was as follows:

	August 31, 2010	August 31, 2009
Ordinary Income	$ 453,214	$ 529,185
Long-term Capital Gains	-	18,395
Total	$ 453,214	$ 547,580

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Annual Report

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (9,132)	$ 10,523
Interest Rate Risk
Swap Agreements	62,628	(33,403)
Totals (a)	$ 53,496	$ (22,880)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss may include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

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5. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Derivative Instruments - continued

Credit Default Swaps - continued

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $43,716 representing 0.25% of net assets.

6. Purchases and Sales of Investments.

Purchases and sales of securities, including the Fixed-Income Central Funds, other than short-term securities and U.S. government securities, aggregated $12,150,661 and $14,478,592, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .41% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Puritan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Puritan	$ 30,900.19
Class K	998.05
	$ 31,898

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7. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $285 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $73 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net Income from lending portfolio securities during the period, presented in the Statement of Operations as a component of interest income, amounted to $16. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $212.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $32,513. The weighted average interest rate was .62%. The interest expense amounted to $1 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

11. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,469 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2010	2009
From net investment income
Puritan	$ 395,626	$ 501,005
Class K	46,093	28,180
Total	$ 441,719	$ 529,185
From net realized gain
Puritan	$ 10,418	$ 18,039
Class K	1,077	356
Total	$ 11,495	$ 18,395

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2010	2009	2010	2009
Puritan
Shares sold	76,931	105,776	$ 1,241,703	$ 1,423,786
Conversion to Class K A	-	(97,170)	-	(1,269,203)
Reinvestment of distributions	24,218	36,298	385,575	493,916
Shares redeemed	(218,263)	(229,813)	(3,516,873)	(3,069,987)
Net increase (decrease)	(117,114)	(184,909)	$ (1,889,595)	$ (2,421,488)

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13. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2010	2009	2010	2009
Class K
Shares sold	67,219	10,143	$ 1,078,159	$ 134,356
Conversion from Puritan A	-	97,171	-	1,269,203
Reinvestment of distributions	2,954	2,178	47,170	28,536
Shares redeemed	(23,457)	(12,459)	(375,830)	(164,492)
Net increase (decrease)	46,716	97,033	$ 749,499	$ 1,267,603

A Conversion transactions for Class K and Puritan are presented for the period September 1, 2008 through August 31, 2009.

14. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at August 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Puritan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian, agent banks, and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 20, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 221 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Edward C. Johnson 3d is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Edward C. Johnson 3d (80)

Year of Election or Appointment: 1984

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, Inc. (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-
present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (45)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investments Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-
present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc.
(2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-
present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Puritan Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class K	10/18/10	10/15/10	$0.120	$0.003

A total of 4.32% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $194,069,416 of distributions paid during the period January 1, 2010 to August 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Class K designates 6%, 33%, 57% and 58% of the dividends distributed in October, December, April and July, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class K designates 6%, 32%, 59% and 59% of the dividends distributed in October, December, April and July, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Puritan Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Puritan Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the first quartile for the one-year period, the third quartile for the three-year period, and the second quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Puritan Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JP Morgan Chase Bank

New York, NY

PUR-K-UANN-1010
1.863164.101

Item 2. Code of Ethics

As of the end of the period, August 31, 2010, Fidelity Puritan Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Balanced Fund and Fidelity Puritan Fund (the "Funds"):

Services Billed by PwC

August 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Balanced Fund	$138,000	$-	$5,100	$12,400
Fidelity Puritan Fund	$244,000	$-	$5,100	$11,400

August 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Balanced Fund	$134,000	$-	$5,200	$17,600
Fidelity Puritan Fund	$242,000	$-	$6,200	$15,900

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2010A	August 31, 2009A
Audit-Related Fees	$2,130,000	$3,015,000
Tax Fees	$-	$2,000
All Other Fees	$510,000	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2010 A	August 31, 2009 A
PwC	$5,170,000	$3,915,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 28, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 28, 2010